                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 313-5282

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2011, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is May 1, 2011.

TABLE OF CONTENTS

THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-3
   Transfer of Annuity Units......................................................................................... B-3
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York........................................................... B-7
   IRS Required Distributions........................................................................................ B-7

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-8
   Written Notice.................................................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

THE COMPANY

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income.

  . PROTECTION. We offer customers term universal life insurance, universal life insurance and long-term care insurance. We no longer offer term life insurance products.

  . RETIREMENT INCOME. We offer customers a variety of wealth accumulation, and income distribution products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities. We discontinued offering variable life on and after May 1, 2008. In January 2011, we announced that we were discontinuing new sales of our variable annuity products.

We also have Corporate and Other activities, which include income and expenses not allocated to the segments and the results of non-strategic products. Our non-strategic products include our institutional products, which consist of funding agreements backing notes ("FABNs").

We do business in the State of New York.

We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon six months' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EVERGREEN VARIABLE ANNUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GENWORTH VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon 90 days' advance written notice.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated at the option of any party upon one-year advance written notice, unless a shorter time is agreed upon by the parties.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund --Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)

Current Yield:   -1.76% as of December 31, 2010
Effective Yield  -1.75% as of December 31, 2010

GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)

Current Yield:   -1.56% as of December 31, 2010
Effective Yield  -1.55% as of December 31, 2010

Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)

Current Yield:   -1.76% as of December 31, 2010
Effective Yield  -1.75% as of December 31, 2010

Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)

Current Yield:   -1.56% as of December 31, 2010
Effective Yield  -1.55% as of December 31, 2010

PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all available rider options.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

Besides federal securities laws, we are subject to the New York insurance laws.

EXPERTS

The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2010 and 2009, and for each of the years in the three-year period ended December 31, 2010, and the financial statements of the Separate Account as of December 31, 2010 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries dated March 18, 2011 refers to a change in the method of accounting for embedded derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2010

     (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2010

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-66

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares, Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund - Series II shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Large Cap Growth Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund-- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federal Capital Appreciation Fund II -- Primary Shares, Federated Capital Income Fund II, Federated Clover Value Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares, Genworth Putnam International Capital Opportunities Fund -- Service Shares, Genworth Thornburg International Value Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust

Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ - 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2010, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2010, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 15, 2011

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2010


                                           -------------------------

                                           INVESCO V.I. INVESCO V.I.
                                              BASIC       CAPITAL
                                              VALUE     APPRECIATION
                                             FUND --      FUND --
                              CONSOLIDATED  SERIES II     SERIES I
                                 TOTAL        SHARES       SHARES
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $927,604,337  1,309,206     397,101
Dividend receivable..........      380,007         --          --
Receivable for units sold....      267,043        714         126
                              ------------  ---------     -------
       Total assets..........  928,251,387  1,309,920     397,227
                              ------------  ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       44,334         56          17
Payable for units
  withdrawn..................      462,085         --          --
                              ------------  ---------     -------
       Total liabilities.....      506,419         56          17
                              ------------  ---------     -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  910,718,734  1,309,864     397,210
  Variable annuity
   contract owners in
   the annuitization
   period....................   17,026,234         --          --
                              ------------  ---------     -------
       Net assets............ $927,744,968  1,309,864     397,210
                              ============  =========     =======
Investments in
  securities at cost......... $897,171,319  1,673,699     406,417
                              ============  =========     =======
Shares outstanding...........                 206,499      17,043
                                            =========     =======

                              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              -----------------------------------------------------------------------------------------
                                                                                   INVESCO VAN             INVESCO VAN
                              INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. KAMPEN V.I. INVESCO VAN KAMPEN V.I.
                                  CORE        GLOBAL    INTERNATIONAL  LARGE CAP     CAPITAL   KAMPEN V.I. EQUITY AND
                                 EQUITY    REAL ESTATE     GROWTH        GROWTH      GROWTH     COMSTOCK     INCOME
                                FUND --      FUND --       FUND --      FUND --      FUND --     FUND --     FUND --
                                SERIES I    SERIES II     SERIES II     SERIES I    SERIES II   SERIES II   SERIES II
                                 SHARES       SHARES       SHARES        SHARES      SHARES      SHARES      SHARES
                              ------------ ------------ ------------- ------------ ----------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............   694,258      392,793      7,073,944     128,687      375,863    3,314,741   1,594,037
Dividend receivable..........        --           --             --          --           --           --          --
Receivable for units sold....       224           16          9,505          --           23           --     122,962
                                -------      -------      ---------     -------      -------    ---------   ---------
       Total assets..........   694,482      392,809      7,083,449     128,687      375,886    3,314,741   1,716,999
                                -------      -------      ---------     -------      -------    ---------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        31           18            321           6           16          137          95
Payable for units
  withdrawn..................        --           --             --           1           --       15,832          --
                                -------      -------      ---------     -------      -------    ---------   ---------
       Total liabilities.....        31           18            321           7           16       15,969          95
                                -------      -------      ---------     -------      -------    ---------   ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   694,451      358,900      6,991,620     128,680      375,870    3,298,772   1,715,279
  Variable annuity
   contract owners in
   the annuitization
   period....................        --       33,891         91,508          --           --           --       1,625
                                -------      -------      ---------     -------      -------    ---------   ---------
       Net assets............   694,451      392,791      7,083,128     128,680      375,870    3,298,772   1,716,904
                                =======      =======      =========     =======      =======    =========   =========
Investments in
  securities at cost.........   632,037      404,789      6,313,262     114,747      307,545    3,268,593   1,532,123
                                =======      =======      =========     =======      =======    =========   =========
Shares outstanding...........    25,685       29,511        249,522       8,980       11,223      284,040     113,455
                                =======      =======      =========     =======      =======    =========   =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010





                                                     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                              BALANCED       GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                           WEALTH STRATEGY       GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $6,878,296          447,866          4,599,564        11,737,865         1,439,797
Dividend receivable......            --               --                 --                --                --
Receivable for units sold            --               --              4,620                --             1,309
                             ----------          -------          ---------        ----------         ---------
    Total assets.........     6,878,296          447,866          4,604,184        11,737,865         1,441,106
                             ----------          -------          ---------        ----------         ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           328               19                200               541                61
Payable for units
 withdrawn...............            17              147                 --             1,586                --
                             ----------          -------          ---------        ----------         ---------
    Total liabilities....           345              166                200             2,127                61
                             ----------          -------          ---------        ----------         ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     6,467,533          447,700          4,603,984        11,552,785         1,441,045
 Variable annuity
   contract owners in
   the annuitization
   period................       410,418               --                 --           182,953                --
                             ----------          -------          ---------        ----------         ---------
    Net assets...........    $6,877,951          447,700          4,603,984        11,735,738         1,441,045
                             ==========          =======          =========        ==========         =========
Investments in
 securities at cost......    $6,634,027          359,272          5,282,589        11,060,445         1,253,032
                             ==========          =======          =========        ==========         =========
Shares outstanding.......       604,420           23,584            270,404           794,710            53,168
                             ==========          =======          =========        ==========         =========

                                               AMERICAN
                                               CENTURY
                                               VARIABLE
                                            PORTFOLIOS II,        AMERICAN CENTURY
                                                 INC.         VARIABLE PORTFOLIOS, INC.
                          -------------------------------- -------------------------------
                          ALLIANCEBERNSTEIN       VP          VP
                              SMALL CAP       INFLATION    INCOME &      VP          VP
                               GROWTH         PROTECTION    GROWTH  INTERNATIONAL ULTRA(R)
                            PORTFOLIO --       FUND --     FUND --     FUND --    FUND --
                               CLASS B         CLASS II    CLASS I     CLASS I    CLASS I
                          ----------------- -------------- -------- ------------- --------
ASSETS:
Investments at fair
 value (note 2b).........      245,019        14,539,410   694,754     999,965    444,884
Dividend receivable......           --                --        --          --         --
Receivable for units sold           --             3,653       157          --         54
                               -------        ----------   -------     -------    -------
    Total assets.........      245,019        14,543,063   694,911     999,965    444,938
                               -------        ----------   -------     -------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           11               677        30          49         19
Payable for units
 withdrawn...............            1                --        --         144         --
                               -------        ----------   -------     -------    -------
    Total liabilities....           12               677        30         193         19
                               -------        ----------   -------     -------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................      245,007        14,150,054   694,881     866,266    444,919
 Variable annuity
   contract owners in
   the annuitization
   period................           --           392,332        --     133,506         --
                               -------        ----------   -------     -------    -------
    Net assets...........      245,007        14,542,386   694,881     999,772    444,919
                               =======        ==========   =======     =======    =======
Investments in
 securities at cost......      187,042        13,913,860   771,346     950,439    419,121
                               =======        ==========   =======     =======    =======
Shares outstanding.......       15,371         1,311,038   114,835     116,818     47,429
                               =======        ==========   =======     =======    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                            AMERICAN
                             CENTURY
                            VARIABLE
                           PORTFOLIOS,
                              INC.                                                                  COLUMBIA FUNDS VARIABLE
                           (CONTINUED)           BLACKROCK VARIABLE SERIES FUNDS, INC.                 INSURANCE TRUST I
                           ----------- ---------------------------------------------------------- ---------------------------
                                                                                                                  COLUMBIA
                                                           BLACKROCK     BLACKROCK    BLACKROCK     COLUMBIA      MARSICO
                                          BLACKROCK         GLOBAL       LARGE CAP      VALUE       MARSICO    INTERNATIONAL
                                       BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES GROWTH FUND, OPPORTUNITIES
                            VP VALUE       FUND --          FUND --       FUND --   V.I. FUND --    VARIABLE   FUND, VARIABLE
                             FUND --      CLASS III        CLASS III     CLASS III    CLASS III    SERIES --     SERIES --
                             CLASS I        SHARES          SHARES        SHARES       SHARES       CLASS A       CLASS B
                           ----------- ---------------- --------------- ----------- ------------- ------------ --------------
ASSETS:
Investments at fair
 value (note 2b).......... $1,127,915       927,288       89,010,341      303,948      585,461     3,781,097     8,707,121
Dividend receivable.......         --            --               --           --           --            --            --
Receivable for units sold.         15            --           78,353           --            1           147            --
                           ----------     ---------       ----------      -------      -------     ---------     ---------
     Total assets.........  1,127,930       927,288       89,088,694      303,948      585,462     3,781,244     8,707,121
                           ----------     ---------       ----------      -------      -------     ---------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...         45            40            4,426           13           26           161           391
Payable for units
 withdrawn................         --             1               --            2           --            --        16,262
                           ----------     ---------       ----------      -------      -------     ---------     ---------
     Total liabilities....         45            41            4,426           15           26           161        16,653
                           ----------     ---------       ----------      -------      -------     ---------     ---------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................  1,127,885       927,247       88,215,289      303,933      585,436     3,781,083     8,599,341
   Variable annuity
    contract owners in
    the annuitization
    period................         --            --          868,979           --           --            --        91,127
                           ----------     ---------       ----------      -------      -------     ---------     ---------
     Net assets........... $1,127,885       927,247       89,084,268      303,933      585,436     3,781,083     8,690,468
                           ==========     =========       ==========      =======      =======     =========     =========
Investments in
 securities at cost....... $1,278,636     1,007,410       83,227,196      252,970      715,701     3,030,892     8,300,855
                           ==========     =========       ==========      =======      =======     =========     =========
Shares outstanding........    192,477        77,989        6,142,881       28,117       40,377       184,174       544,876
                           ==========     =========       ==========      =======      =======     =========     =========





                                   DWS VARIABLE SERIES II
                           ---------------------------------------

                               DWS
                           DREMAN SMALL                    DWS
                             MID CAP          DWS       TECHNOLOGY
                           VALUE VIP -- STRATEGIC VALUE   VIP --
                             CLASS B    VIP -- CLASS B   CLASS B
                              SHARES        SHARES        SHARES
                           ------------ --------------- ----------
ASSETS:
Investments at fair
 value (note 2b)..........    916,867       472,251      100,332
Dividend receivable.......         --            --           --
Receivable for units sold.         65            45            9
                            ---------       -------      -------
     Total assets.........    916,932       472,296      100,341
                            ---------       -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...         40            20            4
Payable for units
 withdrawn................         --            --           --
                            ---------       -------      -------
     Total liabilities....         40            20            4
                            ---------       -------      -------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................    916,892       472,276      100,337
   Variable annuity
    contract owners in
    the annuitization
    period................         --            --           --
                            ---------       -------      -------
     Net assets...........    916,892       472,276      100,337
                            =========       =======      =======
Investments in
 securities at cost.......  1,073,320       626,467       78,310
                            =========       =======      =======
Shares outstanding........     75,153        57,945        9,430
                            =========       =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                                                                        EVERGREEN
                                                                                        VARIABLE
                                                                  EATON VANCE VARIABLE   ANNUITY
                                            DREYFUS                       TRUST           TRUST
                              ----------------------------------- --------------------- ---------
                                DREYFUS               THE DREYFUS
                               INVESTMENT   DREYFUS    SOCIALLY
                               PORTFOLIOS   VARIABLE  RESPONSIBLE
                                 MIDCAP    INVESTMENT   GROWTH        VT         VT     EVERGREEN
                                 STOCK      FUND --      FUND,    FLOATING -- WORLDWIDE    VA
                              PORTFOLIO --   MONEY      INC. --      RATE      HEALTH     OMEGA
                                INITIAL      MARKET     INITIAL     INCOME    SCIENCES   FUND --
                                 SHARES    PORTFOLIO    SHARES       FUND       FUND     CLASS 2
                              ------------ ---------- ----------- ----------- --------- ---------
ASSETS:
Investments at fair
  value (note 2b)............   $135,238   1,442,552    314,041    7,219,508     --        --
Dividend receivable..........         --          --         --       27,759     --        --
Receivable for units sold....         35          97         28          542     --        --
                                --------   ---------    -------    ---------     --        --
       Total assets..........    135,273   1,442,649    314,069    7,247,809     --        --
                                --------   ---------    -------    ---------     --        --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          6          64         13          302     --        --
Payable for units
  withdrawn..................         --          --         --           --     --        --
                                --------   ---------    -------    ---------     --        --
       Total liabilities.....          6          64         13          302     --        --
                                --------   ---------    -------    ---------     --        --
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    135,267   1,442,585    314,056    7,247,507     --        --
  Variable annuity
   contract owners in
   the annuitization
   period....................         --          --         --           --     --        --
                                --------   ---------    -------    ---------     --        --
       Net assets............   $135,267   1,442,585    314,056    7,247,507     --        --
                                ========   =========    =======    =========     ==        ==
Investments in
  securities at cost.........   $138,717   1,442,552    245,707    7,075,243     --        --
                                ========   =========    =======    =========     ==        ==
Shares outstanding...........     10,269   1,442,552     10,503      763,162     --        --
                                ========   =========    =======    =========     ==        ==



                                       FEDERATED INSURANCE SERIES
                              ---------------------------------------------


                               FEDERATED             FEDERATED   FEDERATED
                                CAPITAL                CLOVER   HIGH INCOME
                              APPRECIATION FEDERATED   VALUE       BOND
                               FUND II --   CAPITAL  FUND II -- FUND II --
                                PRIMARY     INCOME    PRIMARY     PRIMARY
                                 SHARES     FUND II    SHARES     SHARES
                              ------------ --------- ---------- -----------
ASSETS:
Investments at fair
  value (note 2b)............    95,571     129,688      --       25,593
Dividend receivable..........        --          --      --           --
Receivable for units sold....        --          --      --           --
                                 ------     -------      --       ------
       Total assets..........    95,571     129,688      --       25,593
                                 ------     -------      --       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         4           5      --            1
Payable for units
  withdrawn..................        --          --      --            1
                                 ------     -------      --       ------
       Total liabilities.....         4           5      --            2
                                 ------     -------      --       ------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    95,567     129,683      --       25,591
  Variable annuity
   contract owners in
   the annuitization
   period....................        --          --      --           --
                                 ------     -------      --       ------
       Net assets............    95,567     129,683      --       25,591
                                 ======     =======      ==       ======
Investments in
  securities at cost.........    87,807     148,192      --       25,411
                                 ======     =======      ==       ======
Shares outstanding...........    14,933      14,174      --        3,641
                                 ======     =======      ==       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                               FEDERATED INSURANCE
                                SERIES (CONTINUED)
                              ---------------------- -----------------------
                               FEDERATED
                              HIGH INCOME FEDERATED   VIP ASSET   VIP ASSET
                                 BOND      KAUFMANN  MANAGER/SM  MANAGER/SM
                              FUND II --  FUND II -- /PORTFOLIO  /PORTFOLIO
                                SERVICE    SERVICE   -- INITIAL  -- SERVICE
                                SHARES      SHARES      CLASS      CLASS 2
                              ----------- ---------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............ $5,368,807  9,447,362    173,031     827,515
Dividend receivable..........         --         --         --          --
Receivable for units sold....        353         --         --          --
                              ----------  ---------    -------     -------
       Total assets..........  5,369,160  9,447,362    173,031     827,515
                              ----------  ---------    -------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        222        436          7          40
Payable for units
  withdrawn..................         --        753         --          --
                              ----------  ---------    -------     -------
       Total liabilities.....        222      1,189          7          40
                              ----------  ---------    -------     -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  5,368,938  9,308,711    173,024     804,446
  Variable annuity
   contract owners in
   the annuitization
   period....................         --    137,462         --      23,029
                              ----------  ---------    -------     -------
       Net assets............ $5,368,938  9,446,173    173,024     827,475
                              ==========  =========    =======     =======
Investments in
  securities at cost......... $5,232,835  7,729,977    177,251     786,095
                              ==========  =========    =======     =======
Shares outstanding...........    766,972    641,369     11,900      57,868
                              ==========  =========    =======     =======

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              ------------------------------------------------------------------------------
                                                                       VIP DYNAMIC      VIP         VIP
                                  VIP           VIP           VIP        CAPITAL      EQUITY-     EQUITY-
                                BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION    INCOME      INCOME
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO
                                SERVICE       INITIAL       SERVICE      SERVICE      INITIAL    -- SERVICE
                                CLASS 2        CLASS        CLASS 2      CLASS 2       CLASS      CLASS 2
                              ------------ ------------- ------------- ------------ ------------ ----------
ASSETS:
Investments at fair
  value (note 2b)............  13,646,675    1,058,267    23,715,684     324,484      515,232    5,395,810
Dividend receivable..........          --           --            --          --           --           --
Receivable for units sold....          --           --           926          --           --        1,836
                               ----------    ---------    ----------     -------      -------    ---------
       Total assets..........  13,646,675    1,058,267    23,716,610     324,484      515,232    5,397,646
                               ----------    ---------    ----------     -------      -------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         699           41         1,005          14           20          236
Payable for units
  withdrawn..................      37,415           --            --           1           --           --
                               ----------    ---------    ----------     -------      -------    ---------
       Total liabilities.....      38,114           41         1,005          15           20          236
                               ----------    ---------    ----------     -------      -------    ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  13,470,938    1,058,226    23,615,327     324,469      515,212    5,296,766
  Variable annuity
   contract owners in
   the annuitization
   period....................     137,623           --       100,278          --           --      100,644
                               ----------    ---------    ----------     -------      -------    ---------
       Net assets............  13,608,561    1,058,226    23,715,605     324,469      515,212    5,397,410
                               ==========    =========    ==========     =======      =======    =========
Investments in
  securities at cost.........  12,444,268    1,137,531    24,573,134     350,975      604,376    5,835,346
                               ==========    =========    ==========     =======      =======    =========
Shares outstanding...........     892,523       44,316     1,009,608      39,047       27,089      287,777
                               ==========    =========    ==========     =======      =======    =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010






                                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -------------------------------------------------------------------------------------------
                                  VIP          VIP           VIP                                    VIP
                                GROWTH &     GROWTH &      GROWTH         VIP          VIP       INVESTMENT      VIP
                                 INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND    MID CAP
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                INITIAL      SERVICE       INITIAL      INITIAL      SERVICE      SERVICE      SERVICE
                                 CLASS       CLASS 2        CLASS        CLASS       CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------ ------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $226,752    1,569,755      146,555      459,082     1,318,064    2,006,044    10,429,262
Dividend receivable..........         --           --           --           --            --           --            --
Receivable for units sold....         --        1,758           --           --           712           --            --
                                --------    ---------      -------      -------     ---------    ---------    ----------
       Total assets..........    226,752    1,571,513      146,555      459,082     1,318,776    2,006,044    10,429,262
                                --------    ---------      -------      -------     ---------    ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          9           67            6           18            57           88           443
Payable for units
  withdrawn..................         --           --           --           --            --        1,883        16,844
                                --------    ---------      -------      -------     ---------    ---------    ----------
       Total liabilities.....          9           67            6           18            57        1,971        17,287
                                --------    ---------      -------      -------     ---------    ---------    ----------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    226,743    1,571,446      146,549      459,064     1,318,719    2,004,073    10,411,975
  Variable annuity
   contract owners in
   the annuitization
   period....................         --           --           --           --            --           --            --
                                --------    ---------      -------      -------     ---------    ---------    ----------
       Net assets............   $226,743    1,571,446      146,549      459,064     1,318,719    2,004,073    10,411,975
                                ========    =========      =======      =======     =========    =========    ==========
Investments in
  securities at cost.........   $243,338    1,614,417      148,289      496,634     1,134,476    2,008,633     9,188,127
                                ========    =========      =======      =======     =========    =========    ==========
Shares outstanding...........     17,953      126,288        8,178       12,378        35,895      159,210       324,596
                                ========    =========      =======      =======     =========    =========    ==========

                                                         FRANKLIN
                                                        TEMPLETON
                                                         VARIABLE
                                                        INSURANCE
                                                         PRODUCTS
                                                          TRUST
                              -------------------------------------
                                               VIP       FRANKLIN
                                  VIP         VALUE       INCOME
                                OVERSEAS    STRATEGIES  SECURITIES
                              PORTFOLIO -- PORTFOLIO --  FUND --
                                INITIAL      SERVICE     CLASS 2
                                 CLASS       CLASS 2      SHARES
                              ------------ ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............   203,428      367,985    104,209,424
Dividend receivable..........        --           --             --
Receivable for units sold....        --           --          1,891
                                -------      -------    -----------
       Total assets..........   203,428      367,985    104,211,315
                                -------      -------    -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         8           16          5,511
Payable for units
  withdrawn..................        --            2             --
                                -------      -------    -----------
       Total liabilities.....         8           18          5,511
                                -------      -------    -----------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   203,420      367,967    101,645,498
  Variable annuity
   contract owners in
   the annuitization
   period....................        --           --      2,560,306
                                -------      -------    -----------
       Net assets............   203,420      367,967    104,205,804
                                =======      =======    ===========
Investments in
  securities at cost.........   219,345      403,352    108,579,499
                                =======      =======    ===========
Shares outstanding...........    12,130       37,588      7,031,675
                                =======      =======    ===========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                              -----------------------------------------------------------------------------------------
                                           FRANKLIN
                               FRANKLIN   TEMPLETON                                    TEMPLETON  TEMPLETON
                              LARGE CAP  VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON    GLOBAL     GLOBAL   TEMPLETON
                                GROWTH      FUNDS       SHARES    FOREIGN    FOREIGN     ASSET       BOND      GROWTH
                              SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES ALLOCATION SECURITIES SECURITIES
                               FUND --     FUND --     FUND --    FUND --    FUND --    FUND --    FUND --    FUND --
                               CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2    CLASS 2    CLASS 1    CLASS 2
                                SHARES      SHARES      SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                              ---------- ------------ ---------- ---------- ---------- ---------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............  $490,617   19,334,776  11,873,408   41,073   3,074,903      --       63,271   2,689,209
Dividend receivable..........        --           --          --       --          --      --           --          --
Receivable for units sold....       130           --          --       --         219      --           --          --
                               --------   ----------  ----------   ------   ---------      --       ------   ---------
       Total assets..........   490,747   19,334,776  11,873,408   41,073   3,075,122      --       63,271   2,689,209
                               --------   ----------  ----------   ------   ---------      --       ------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        22          934         544        2         139      --            2         120
Payable for units
  withdrawn..................        --        2,367         817       --          --      --           --         522
                               --------   ----------  ----------   ------   ---------      --       ------   ---------
       Total liabilities.....        22        3,301       1,361        2         139      --            2         642
                               --------   ----------  ----------   ------   ---------      --       ------   ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   490,725   18,857,809  11,635,757   41,071   2,940,764      --       63,269   2,588,634
  Variable annuity
   contract owners in
   the annuitization
   period....................        --      473,666     236,290       --     134,219      --           --      99,933
                               --------   ----------  ----------   ------   ---------      --       ------   ---------
       Net assets............  $490,725   19,331,475  11,872,047   41,071   3,074,983      --       63,269   2,688,567
                               ========   ==========  ==========   ======   =========      ==       ======   =========
Investments in
  securities at cost.........  $489,017   19,438,569  10,848,536   43,183   3,086,697      --       54,090   2,839,006
                               ========   ==========  ==========   ======   =========      ==       ======   =========
Shares outstanding...........    33,016    2,507,753     744,414    2,825     215,179      --        3,173     244,252
                               ========   ==========  ==========   ======   =========      ==       ======   =========

                              GE INVESTMENTS FUNDS, INC.
                              -------------------------



                              CORE VALUE
                                EQUITY
                               FUND --    INCOME FUND --
                               CLASS 1       CLASS 1
                                SHARES        SHARES
                              ----------  --------------
ASSETS:
Investments at fair
  value (note 2b)............ 1,367,955     2,053,355
Dividend receivable..........        --            --
Receivable for units sold....       521           717
                              ---------     ---------
       Total assets.......... 1,368,476     2,054,072
                              ---------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        59            76
Payable for units
  withdrawn..................        --            --
                              ---------     ---------
       Total liabilities.....        59            76
                              ---------     ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period.................... 1,368,417     2,053,996
  Variable annuity
   contract owners in
   the annuitization
   period....................        --            --
                              ---------     ---------
       Net assets............ 1,368,417     2,053,996
                              =========     =========
Investments in
  securities at cost......... 1,327,102     2,181,468
                              =========     =========
Shares outstanding...........   154,571       185,824
                              =========     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                                                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                           ------------------------------------------------------------------------------------------------
                                                                     PREMIER
                                                                     GROWTH   REAL ESTATE            SMALL-CAP
                           INTERNATIONAL     MID-CAP                 EQUITY   SECURITIES              EQUITY   TOTAL RETURN
                           EQUITY FUND -- EQUITY FUND --   MONEY     FUND --    FUND --   S&P 500(R)  FUND --    FUND --
                              CLASS 1        CLASS 1       MARKET    CLASS 1    CLASS 1     INDEX     CLASS 1    CLASS 1
                               SHARES         SHARES        FUND     SHARES     SHARES       FUND     SHARES      SHARES
                           -------------- -------------- ---------- --------- ----------- ---------- --------- ------------
ASSETS:
Investments at fair
 value (note 2b)..........    $ 68,639      2,701,458    17,535,333 1,019,405  4,880,931  15,929,019 2,805,509  17,132,722
Dividend receivable.......          --             --            --        --         --          --        --          --
Receivable for units sold.          --             --            --       711         --          --     3,363          --
                              --------      ---------    ---------- ---------  ---------  ---------- ---------  ----------
     Total assets.........      68,639      2,701,458    17,535,333 1,020,116  4,880,931  15,929,019 2,808,872  17,132,722
                              --------      ---------    ---------- ---------  ---------  ---------- ---------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...           3            115           743        44        220         664       120         767
Payable for units
 withdrawn................          --            989        20,920        --     15,853       7,612        --      71,765
                              --------      ---------    ---------- ---------  ---------  ---------- ---------  ----------
     Total liabilities....           3          1,104        21,663        44     16,073       8,276       120      72,532
                              --------      ---------    ---------- ---------  ---------  ---------- ---------  ----------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................      68,636      2,700,354    17,513,670 1,020,072  4,818,783  15,920,743 2,808,752  16,896,566
   Variable annuity
    contract owners in
    the annuitization
    period................          --             --            --        --     46,075          --        --     163,624
                              --------      ---------    ---------- ---------  ---------  ---------- ---------  ----------
     Net assets...........    $ 68,636      2,700,354    17,513,670 1,020,072  4,864,858  15,920,743 2,808,752  17,060,190
                              ========      =========    ========== =========  =========  ========== =========  ==========
Investments in
 securities at cost.......    $122,399      2,384,396    17,535,333   986,305  4,608,229  15,240,272 2,649,835  16,723,906
                              ========      =========    ========== =========  =========  ========== =========  ==========
Shares outstanding........     134,586        144,928    17,535,333    14,238    457,016     712,071   225,161   1,043,406
                              ========      =========    ========== =========  =========  ========== =========  ==========

                           -----------------------

                                          U.S.
                           TOTAL RETURN  EQUITY
                             FUND --     FUND --
                             CLASS 3     CLASS 1
                              SHARES     SHARES
                           ------------ ---------
ASSETS:
Investments at fair
 value (note 2b).......... 123,927,582  1,068,257
Dividend receivable.......          --         --
Receivable for units sold.          --      2,085
                           -----------  ---------
     Total assets......... 123,927,582  1,070,342
                           -----------  ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...       6,656         45
Payable for units
 withdrawn................     122,114         --
                           -----------  ---------
     Total liabilities....     128,770         45
                           -----------  ---------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................ 120,398,400  1,070,297
   Variable annuity
    contract owners in
    the annuitization
    period................   3,400,412         --
                           -----------  ---------
     Net assets........... 123,798,812  1,070,297
                           ===========  =========
Investments in
 securities at cost....... 127,493,769  1,041,806
                           ===========  =========
Shares outstanding........   7,565,786     33,467
                           ===========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                                                                        GENWORTH VARIABLE INSURANCE TRUST
                              ------------------------------------------------------------------------------------------
                                                                             GENWORTH   GENWORTH
                                                                             GOLDMAN   LEGG MASON              GENWORTH
                               GENWORTH  GENWORTH  GENWORTH     GENWORTH      SACHS    CLEARBRIDGE  GENWORTH  PYRAMIS(R)
                               CALAMOS   DAVIS NY EATON VANCE   ENHANCED     ENHANCED  AGGRESSIVE    PIMCO    SMALL/MID
                                GROWTH   VENTURE   LARGE CAP  INTERNATIONAL CORE BOND    GROWTH    STOCKSPLUS  CAP CORE
                               FUND --   FUND --  VALUE FUND   INDEX FUND   INDEX FUND   FUND --    FUND --    FUND --
                               SERVICE   SERVICE  -- SERVICE   -- SERVICE   -- SERVICE   SERVICE    SERVICE    SERVICE
                                SHARES    SHARES    SHARES       SHARES       SHARES     SHARES      SHARES     SHARES
                              ---------- -------- ----------- ------------- ---------- ----------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............ $2,675,678 559,814   7,590,668     643,577    23,486,618  6,919,297  27,079,167 6,916,850
Dividend receivable..........         --      --          --          --            --         --          --        --
Receivable for units sold....         --      --          --          --         6,791         --          --        --
                              ---------- -------   ---------     -------    ----------  ---------  ---------- ---------
       Total assets..........  2,675,678 559,814   7,590,668     643,577    23,493,409  6,919,297  27,079,167 6,916,850
                              ---------- -------   ---------     -------    ----------  ---------  ---------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        125      24         356          27         1,102        328       1,284       329
Payable for units
  withdrawn..................        415     351       1,409         420            --      2,401       5,509     2,108
                              ---------- -------   ---------     -------    ----------  ---------  ---------- ---------
       Total liabilities.....        540     375       1,765         447         1,102      2,729       6,793     2,437
                              ---------- -------   ---------     -------    ----------  ---------  ---------- ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................  2,629,889 559,439   7,451,591     643,130    23,041,136  6,779,222  26,524,242 6,776,939
  Variable annuity
   contract owners in
   the annuitization
   period....................     45,249      --     137,312          --       451,171    137,346     548,132   137,474
                              ---------- -------   ---------     -------    ----------  ---------  ---------- ---------
       Net assets............ $2,675,138 559,439   7,588,903     643,130    23,492,307  6,916,568  27,072,374 6,914,413
                              ========== =======   =========     =======    ==========  =========  ========== =========
Investments in
  securities at cost......... $2,077,173 456,342   6,686,375     595,780    24,287,873  6,516,612  25,751,367 5,602,202
                              ========== =======   =========     =======    ==========  =========  ========== =========
Shares outstanding...........    220,902  53,797     827,844      61,343     2,185,208    711,803   3,124,435   669,692
                              ========== =======   =========     =======    ==========  =========  ========== =========

                              ----------------------------
                                GENWORTH
                                 PUTNAM
                              INTERNATIONAL   GENWORTH
                                 CAPITAL      THORNBURG
                              OPPORTUNITIES INTERNATIONAL
                                 FUND --    VALUE FUND --
                                 SERVICE       SERVICE
                                 SHARES        SHARES
                              ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............      --            --
Dividend receivable..........      --            --
Receivable for units sold....      --            --
                                   --            --
       Total assets..........      --            --
                                   --            --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      --            --
Payable for units
  withdrawn..................      --            --
                                   --            --
       Total liabilities.....      --            --
                                   --            --
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................      --            --
  Variable annuity
   contract owners in
   the annuitization
   period....................      --            --
                                   --            --
       Net assets............      --            --
                                   ==            ==
Investments in
  securities at cost.........      --            --
                                   ==            ==
Shares outstanding...........      --            --
                                   ==            ==

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                                  GOLDMAN SACHS
                               VARIABLE INSURANCE
                                      TRUST                                                 JPMORGAN INSURANCE TRUST
                              --------------------- -----------------------------------------------------------------
                                                                                             JPMORGAN      JPMORGAN
                                 GOLDMAN              JPMORGAN     JPMORGAN     JPMORGAN     INSURANCE    INSURANCE
                               SACHS LARGE  GOLDMAN  INSURANCE    INSURANCE    INSURANCE       TRUST        TRUST
                                CAP VALUE    SACHS     TRUST      TRUST CORE  TRUST EQUITY INTERNATIONAL   INTREPID
                                 FUND --    MID CAP   BALANCED       BOND        INDEX        EQUITY        GROWTH
                              INSTITUTIONAL  VALUE  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                 SHARES      FUND     CLASS 1      CLASS 1      CLASS 1       CLASS 1      CLASS 1
                              ------------- ------- ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    $90,272    872,978      --       5,796,556    1,956,602      156,120      481,506
Dividend receivable..........         --         --      --              --           --           --           --
Receivable for units sold....         --         --      --           1,268           --          202           --
                                 -------    -------      --       ---------    ---------      -------      -------
       Total assets..........     90,272    872,978      --       5,797,824    1,956,602      156,322      481,506
                                 -------    -------      --       ---------    ---------      -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          3         36      --             278          102            7           25
Payable for units
  withdrawn..................         --         --      --              --          307           --           67
                                 -------    -------      --       ---------    ---------      -------      -------
       Total liabilities.....          3         36      --             278          409            7           92
                                 -------    -------      --       ---------    ---------      -------      -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................     90,269    872,942      --       5,133,647    1,556,000      156,315      381,623
  Variable annuity
   contract owners in
   the annuitization
   period....................         --         --      --         663,899      400,193           --       99,791
                                 -------    -------      --       ---------    ---------      -------      -------
       Net assets............    $90,269    872,942      --       5,797,546    1,956,193      156,315      481,414
                                 =======    =======      ==       =========    =========      =======      =======
Investments in
  securities at cost.........    $96,639    839,599      --       5,522,951    1,780,346      124,987      443,382
                                 =======    =======      ==       =========    =========      =======      =======
Shares outstanding...........      8,816     61,913      --         502,301      179,012       15,306       31,867
                                 =======    =======      ==       =========    =========      =======      =======



                              ---------------------------------------
                                JPMORGAN     JPMORGAN
                               INSURANCE    INSURANCE     JPMORGAN
                                 TRUST        TRUST      INSURANCE
                                INTREPID     MID CAP     TRUST MID
                                MID CAP       GROWTH     CAP VALUE
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   536,851      566,329     1,799,239
Dividend receivable..........        --           --            --
Receivable for units sold....        --           --         1,117
                                -------      -------     ---------
       Total assets..........   536,851      566,329     1,800,356
                                -------      -------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        28           29            79
Payable for units
  withdrawn..................        71           55            --
                                -------      -------     ---------
       Total liabilities.....        99           84            79
                                -------      -------     ---------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   436,890      466,567     1,800,277
  Variable annuity
   contract owners in
   the annuitization
   period....................    99,862       99,678            --
                                -------      -------     ---------
       Net assets............   536,752      566,245     1,800,277
                                =======      =======     =========
Investments in
  securities at cost.........   490,351      444,577     1,215,431
                                =======      =======     =========
Shares outstanding...........    34,369       33,491       264,594
                                =======      =======     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                                 JPMORGAN INSURANCE
                                  TRUST (CONTINUED)                                                 JANUS ASPEN SERIES
                              ------------------------- -------------------------------------------------------------------
                                JPMORGAN
                               INSURANCE     JPMORGAN
                                 TRUST      INSURANCE                                                           FLEXIBLE
                               SMALL CAP    TRUST U.S.    BALANCED      BALANCED    ENTERPRISE    ENTERPRISE      BOND
                                  CORE        EQUITY    PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                              PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                                CLASS 1      CLASS 1       SHARES        SHARES       SHARES        SHARES       SHARES
                              ------------ ------------ ------------- ------------ ------------- ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............   $325,274    2,155,287     1,479,733    14,832,939    1,048,512     165,843       74,996
Dividend receivable..........         --           --            --            --           --          --           --
Receivable for units sold....        138           --            --         1,839           --          --           --
                                --------    ---------     ---------    ----------    ---------     -------       ------
       Total assets..........    325,412    2,155,287     1,479,733    14,834,778    1,048,512     165,843       74,996
                                --------    ---------     ---------    ----------    ---------     -------       ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         14          111            57           733           41           6            3
Payable for units
  withdrawn..................         --          253            --            --           --          --           --
                                --------    ---------     ---------    ----------    ---------     -------       ------
       Total liabilities.....         14          364            57           733           41           6            3
                                --------    ---------     ---------    ----------    ---------     -------       ------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    325,398    1,753,783     1,479,676    14,381,371    1,048,471     165,837       74,993
  Variable annuity
   contract owners in
   the annuitization
   period....................         --      401,140            --       452,674           --          --           --
                                --------    ---------     ---------    ----------    ---------     -------       ------
       Net assets............   $325,398    2,154,923     1,479,676    14,834,045    1,048,471     165,837       74,993
                                ========    =========     =========    ==========    =========     =======       ======
Investments in
  securities at cost.........   $214,976    1,910,671     1,311,242    13,614,680    1,128,462      92,070       70,517
                                ========    =========     =========    ==========    =========     =======       ======
Shares outstanding...........     21,757      137,367        52,287       504,179       27,079       4,419        5,905
                                ========    =========     =========    ==========    =========     =======       ======


                              ----------------------------------------


                                                         GLOBAL LIFE
                                  FORTY        FORTY       SCIENCES
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                              INSTITUTIONAL   SERVICE      SERVICE
                                 SHARES        SHARES       SHARES
                              ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   1,334,684    8,528,640        --
Dividend receivable..........          --           --        --
Receivable for units sold....          --           --        --
                                ---------    ---------        --
       Total assets..........   1,334,684    8,528,640        --
                                ---------    ---------        --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          52          386        --
Payable for units
  withdrawn..................          --          903        --
                                ---------    ---------        --
       Total liabilities.....          52        1,289        --
                                ---------    ---------        --
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   1,334,632    8,436,378        --
  Variable annuity
   contract owners in
   the annuitization
   period....................          --       90,973        --
                                ---------    ---------        --
       Net assets............   1,334,632    8,527,351        --
                                =========    =========        ==
Investments in
  securities at cost.........   1,062,585    7,590,675        --
                                =========    =========        ==
Shares outstanding...........      37,344      242,016        --
                                =========    =========        ==

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010



                                                             JANUS ASPEN SERIES (CONTINUED)
                              ---------------------------------------------------------------------------------------------



                                 GLOBAL
                               TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE    WORLDWIDE
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                                 SHARES       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                              ------------ ------------- ------------ ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $12,354       670,668       91,665       670,422     1,034,179      726,413      248,629
Dividend receivable..........        --            --           --            --            --           --           --
Receivable for units sold....         7            --           --            --            --           --           --
                                -------       -------       ------       -------     ---------      -------      -------
       Total assets..........    12,361       670,668       91,665       670,422     1,034,179      726,413      248,629
                                -------       -------       ------       -------     ---------      -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         1            26            4            26            45           28           11
Payable for units
  withdrawn..................        --            --            2            --             1           --            1
                                -------       -------       ------       -------     ---------      -------      -------
       Total liabilities.....         1            26            6            26            46           28           12
                                -------       -------       ------       -------     ---------      -------      -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    12,360       670,642       91,659       670,396     1,034,133      726,385      248,617
  Variable annuity
   contract owners in
   the annuitization
   period....................        --            --           --            --            --           --           --
                                -------       -------       ------       -------     ---------      -------      -------
       Net assets............   $12,360       670,642       91,659       670,396     1,034,133      726,385      248,617
                                =======       =======       ======       =======     =========      =======      =======
Investments in
  securities at cost.........   $ 7,700       752,857       73,562       506,283       512,727      893,262      209,316
                                =======       =======       ======       =======     =========      =======      =======
Shares outstanding...........     2,183        27,645        3,815        11,743        18,454       24,109        8,343
                                =======       =======       ======       =======     =========      =======      =======

                                   LEGG MASON PARTNERS VARIABLE
                                           EQUITY TRUST
                              --------------------------------------
                                            LEGG MASON   LEGG MASON
                               LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                              CLEARBRIDGE    VARIABLE     VARIABLE
                                VARIABLE      EQUITY       EQUITY
                               AGGRESSIVE     INCOME       INCOME
                                 GROWTH      BUILDER      BUILDER
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                CLASS II     CLASS I      CLASS II
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   696,808       6,674       598,826
Dividend receivable..........        --          --            --
Receivable for units sold....        --          --            --
                                -------       -----       -------
       Total assets..........   696,808       6,674       598,826
                                -------       -----       -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        30          --            32
Payable for units
  withdrawn..................         2           1             1
                                -------       -----       -------
       Total liabilities.....        32           1            33
                                -------       -----       -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................   696,776       6,673       446,622
  Variable annuity
   contract owners in
   the annuitization
   period....................        --          --       152,171
                                -------       -----       -------
       Net assets............   696,776       6,673       598,793
                                =======       =====       =======
Investments in
  securities at cost.........   606,083       9,174       712,777
                                =======       =====       =======
Shares outstanding...........    43,013         667        59,644
                                =======       =====       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                                                       LEGG MASON
                              LEGG MASON PARTNERS       PARTNERS
                             VARIABLE EQUITY TRUST      VARIABLE
                                  (CONTINUED)         INCOME TRUST                     MFS(R) VARIABLE INSURANCE TRUST
                           -------------------------- ------------- ------------------------------------------------------------
                            LEGG MASON    LEGG MASON   LEGG MASON                  MFS(R)                  MFS(R)
                            CLEARBRIDGE  CLEARBRIDGE  WESTERN ASSET    MFS(R)     INVESTORS               STRATEGIC
                             VARIABLE      VARIABLE     VARIABLE      INVESTORS     TRUST      MFS(R)      INCOME      MFS(R)
                            FUNDAMENTAL   LARGE CAP     STRATEGIC   GROWTH STOCK  SERIES -- NEW DISCOVERY SERIES -- TOTAL RETURN
                           ALL CAP VALUE    VALUE         BOND        SERIES --    SERVICE    SERIES --    SERVICE   SERIES --
                           PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  SERVICE CLASS   CLASS   SERVICE CLASS   CLASS     SERVICE
                              CLASS I      CLASS I       CLASS I       SHARES      SHARES      SHARES      SHARES   CLASS SHARES
                           ------------- ------------ ------------- ------------- --------- ------------- --------- ------------
ASSETS:
Investments at fair
 value (note 2b)..........   $379,536       37,768       44,627       1,434,207   1,272,144    935,969     562,951   14,063,846
Dividend receivable.......         --           --           --              --          --         --          --           --
Receivable for units sold.        753           --           --              --       1,390         --          --           --
                             --------       ------       ------       ---------   ---------    -------     -------   ----------
     Total assets.........    380,289       37,768       44,627       1,434,207   1,273,534    935,969     562,951   14,063,846
                             --------       ------       ------       ---------   ---------    -------     -------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...         16            1            2              62          54         39          25          724
Payable for units
 withdrawn................         --           --           --          12,969          --        739           1       36,089
                             --------       ------       ------       ---------   ---------    -------     -------   ----------
     Total liabilities....         16            1            2          13,031          54        778          26       36,813
                             --------       ------       ------       ---------   ---------    -------     -------   ----------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................    380,273       37,767       44,625       1,421,176   1,273,480    935,191     562,925   13,612,881
   Variable annuity
    contract owners in
    the annuitization
    period................         --           --           --              --          --         --          --      414,152
                             --------       ------       ------       ---------   ---------    -------     -------   ----------
     Net assets...........   $380,273       37,767       44,625       1,421,176   1,273,480    935,191     562,925   14,027,033
                             ========       ======       ======       =========   =========    =======     =======   ==========
Investments in
 securities at cost.......   $415,052       37,435       46,451       1,189,291   1,131,478    710,970     555,923   14,045,690
                             ========       ======       ======       =========   =========    =======     =======   ==========
Shares outstanding........     19,285        2,861        4,663         133,291      63,767     52,760      56,465      761,031
                             ========       ======       ======       =========   =========    =======     =======   ==========

                                     OPPENHEIMER
                                      VARIABLE
                                       ACCOUNT
                                        FUNDS
                           ---------------------

                            MFS(R)
                           UTILITIES OPPENHEIMER
                           SERIES --  BALANCED
                            SERVICE  FUND/VA --
                             CLASS   NON-SERVICE
                            SHARES     SHARES
                           --------- -----------
ASSETS:
Investments at fair
 value (note 2b).......... 3,937,808   280,311
Dividend receivable.......        --        --
Receivable for units sold.       809        --
                           ---------   -------
     Total assets......... 3,938,617   280,311
                           ---------   -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...       171        11
Payable for units
 withdrawn................        --        --
                           ---------   -------
     Total liabilities....       171        11
                           ---------   -------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................ 3,938,446   280,300
   Variable annuity
    contract owners in
    the annuitization
    period................        --        --
                           ---------   -------
     Net assets........... 3,938,446   280,300
                           =========   =======
Investments in
 securities at cost....... 3,615,348   369,069
                           =========   =======
Shares outstanding........   157,828    24,439
                           =========   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                           -------------------------------------------------------------------------------------------------

                                       OPPENHEIMER  OPPENHEIMER              OPPENHEIMER                         OPPENHEIMER
                           OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER MAIN STREET
                            BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET  SMALL CAP
                           FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                             SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE     SERVICE
                             SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES      SHARES
                           ----------- ------------ ------------ ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2b).......... $6,820,166    238,101     3,117,061     369,217   14,904,955     50,311   31,204,647  18,258,278
Dividend receivable.......         --         --            --          --           --         --           --          --
Receivable for units sold.         --         --         2,205          --           --         --        2,654          --
                           ----------    -------     ---------     -------   ----------    -------   ----------  ----------
     Total assets.........  6,820,166    238,101     3,119,266     369,217   14,904,955     50,311   31,207,301  18,258,278
                           ----------    -------     ---------     -------   ----------    -------   ----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...        362          9           133          14          667          2        1,460         855
Payable for units
 withdrawn................        158         --            --          --        1,436         --           --       2,096
                           ----------    -------     ---------     -------   ----------    -------   ----------  ----------
     Total liabilities....        520          9           133          14        2,103          2        1,460       2,951
                           ----------    -------     ---------     -------   ----------    -------   ----------  ----------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................  6,730,459    238,092     3,119,133     369,203   14,766,401     50,309   30,658,693  17,783,003
   Variable annuity
    contract owners in
    the annuitization
    period................     89,187         --            --          --      136,451         --      547,148     472,324
                           ----------    -------     ---------     -------   ----------    -------   ----------  ----------
     Net assets........... $6,819,646    238,092     3,119,133     369,203   14,902,852     50,309   31,205,841  18,255,327
                           ==========    =======     =========     =======   ==========    =======   ==========  ==========
Investments in
 securities at cost....... $7,845,248    225,848     2,830,491     488,681   12,424,401    138,134   25,380,819  15,036,324
                           ==========    =======     =========     =======   ==========    =======   ==========  ==========
Shares outstanding........    600,896      5,901        77,946      47,764      496,170     23,620    1,506,743   1,043,330
                           ==========    =======     =========     =======   ==========    =======   ==========  ==========

                           ------------------------
                           OPPENHEIMER OPPENHEIMER
                            SMALL- &    SMALL- &
                             MID-CAP     MID-CAP
                             GROWTH      GROWTH
                           FUND/VA --  FUND/VA --
                           NON-SERVICE   SERVICE
                             SHARES      SHARES
                           ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)..........   230,651     257,598
Dividend receivable.......        --          --
Receivable for units sold.        --         154
                             -------     -------
     Total assets.........   230,651     257,752
                             -------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)...         9           5
Payable for units
 withdrawn................        --          --
                             -------     -------
     Total liabilities....         9           5
                             -------     -------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period................   230,642     257,747
   Variable annuity
    contract owners in
    the annuitization
    period................        --          --
                             -------     -------
     Net assets...........   230,642     257,747
                             =======     =======
Investments in
 securities at cost.......   307,354     237,428
                             =======     =======
Shares outstanding........     4,955       5,666
                             =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010



                                                                                                                     RYDEX
                                                                                                                   VARIABLE
                                                      PIMCO VARIABLE INSURANCE TRUST                                 TRUST
                          --------------------------------------------------------------------------------------- -----------
                                        FOREIGN BOND                   LONG-TERM
                                         PORTFOLIO                        U.S.
                           ALL ASSET    (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN
                          PORTFOLIO --   HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                            ADVISOR    ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                             CLASS         CLASS          CLASS          CLASS          CLASS          CLASS       NASDAQ --
                             SHARES        SHARES         SHARES         SHARES         SHARES         SHARES     100(R) FUND
                          ------------ -------------- -------------- -------------- -------------- -------------- -----------
ASSETS:
Investments at fair
 value (note 2b).........  $1,787,010     101,355       11,938,984     6,882,437      36,860,170     58,980,408     858,737
Dividend receivable......      44,059         188           76,465        21,147          67,663        142,726          --
Receivable for units sold          --          61            1,815            --           7,830             --          88
                           ----------     -------       ----------     ---------      ----------     ----------     -------
    Total assets.........   1,831,069     101,604       12,017,264     6,903,584      36,935,663     59,123,134     858,825
                           ----------     -------       ----------     ---------      ----------     ----------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          76           5              550           265           1,719          2,588          39
Payable for units
 withdrawn...............          --          --               --        33,293              --         25,665          --
                           ----------     -------       ----------     ---------      ----------     ----------     -------
    Total liabilities....          76           5              550        33,558           1,719         28,253          39
                           ----------     -------       ----------     ---------      ----------     ----------     -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   1,830,993     101,599       11,780,571     6,870,026      35,992,742     58,642,219     858,786
 Variable annuity
   contract owners in
   the annuitization
   period................          --          --          236,143            --         941,202        452,662          --
                           ----------     -------       ----------     ---------      ----------     ----------     -------
    Net assets...........  $1,830,993     101,599       12,016,714     6,870,026      36,933,944     59,094,881     858,786
                           ==========     =======       ==========     =========      ==========     ==========     =======
Investments in
 securities at cost......  $1,787,122     101,892       11,081,308     7,040,614      36,172,396     57,362,859     599,950
                           ==========     =======       ==========     =========      ==========     ==========     =======
Shares outstanding.......     160,847      10,156        1,540,514       626,245       3,530,668      5,323,142      45,412
                           ==========     =======       ==========     =========      ==========     ==========     =======

                                                        THE
                                                     PRUDENTIAL
                                                       SERIES
                            THE ALGER PORTFOLIOS        FUND
                          ------------------------- ------------

                                                      JENNISON
                          ALGER LARGE  ALGER SMALL     20/20
                           CAP GROWTH   CAP GROWTH     FOCUS
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                           CLASS I-2    CLASS I-2     CLASS II
                             SHARES       SHARES       SHARES
                          ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........   206,616      262,439     1,597,241
Dividend receivable......        --           --            --
Receivable for units sold        --           --            --
                            -------      -------     ---------
    Total assets.........   206,616      262,439     1,597,241
                            -------      -------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         8           10            65
Payable for units
 withdrawn...............        --           --           345
                            -------      -------     ---------
    Total liabilities....         8           10           410
                            -------      -------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   206,608      262,429     1,596,831
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --            --
                            -------      -------     ---------
    Net assets...........   206,608      262,429     1,596,831
                            =======      =======     =========
Investments in
 securities at cost......   223,626      194,493     1,371,316
                            =======      =======     =========
Shares outstanding.......     4,730        8,188       104,327
                            =======      =======     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


                              THE PRUDENTIAL SERIES FUND  WELLS FARGO
                                     (CONTUNUED)         VARIABLE TRUST
                              -------------------------  --------------
                                                          WELLS FARGO
                                              NATURAL     ADVANTAGE VT
                                JENNISON     RESOURCES       OMEGA
                              PORTFOLIO --  PORTFOLIO --     GROWTH
                                CLASS II      CLASS II      FUND --
                                 SHARES        SHARES       CLASS 2
                              ------------  ------------ --------------
ASSETS:
Investments at fair
  value (note 2b)............   $115,553     4,586,001      127,064
Dividend receivable..........         --            --           --
Receivable for units sold....         --            --           --
                                --------     ---------      -------
       Total assets..........    115,553     4,586,001      127,064
                                --------     ---------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          5           198            6
Payable for units
  withdrawn..................          1         1,164            1
                                --------     ---------      -------
       Total liabilities.....          6         1,362            7
                                --------     ---------      -------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................    115,547     4,584,639      127,057
  Variable annuity
   contract owners in
   the annuitization
   period....................         --            --           --
                                --------     ---------      -------
       Net assets............   $115,547     4,584,639      127,057
                                ========     =========      =======
Investments in
  securities at cost.........   $ 97,370     3,551,909      101,836
                                ========     =========      =======
Shares outstanding...........      5,044        97,616        5,294
                                ========     =========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                       ------------------------------------------------------------------------------------------
                                                                                                                      INVESCO VAN
                                                    INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. KAMPEN V.I.
                                       INVESCO V.I.   CAPITAL        CORE     GLOBAL REAL  INTERNATIONAL  LARGE CAP     CAPITAL
                                       BASIC VALUE  APPRECIATION    EQUITY       ESTATE       GROWTH        GROWTH      GROWTH
                                         FUND --      FUND --      FUND --      FUND --       FUND --      FUND --      FUND --
                          CONSOLIDATED  SERIES II     SERIES I     SERIES I    SERIES II     SERIES II     SERIES I    SERIES II
                             TOTAL        SHARES       SHARES       SHARES       SHARES       SHARES        SHARES      SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------- ------------ -----------
                                                                           YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $24,499,743       4,466       2,773        6,279       18,199       115,413          543          --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....  15,731,904      20,042       5,941        9,995        6,686       113,671        1,906       5,423
                          -----------    --------      ------       ------      -------      --------       ------      ------
Net investment income
  (expense)..............   8,767,839     (15,576)     (3,168)      (3,716)      11,513         1,742       (1,363)     (5,423)
                          -----------    --------      ------       ------      -------      --------       ------      ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   2,475,158    (110,941)     (8,732)       2,117      (49,598)     (103,929)      (9,579)      2,312
  Change in unrealized
   appreciation
   (depreciation)........  66,775,641     194,344      60,495       53,223       79,721       670,653       30,194      60,932
  Capital gain
   distributions.........   6,546,396          --          --           --           --            --           --          --
                          -----------    --------      ------       ------      -------      --------       ------      ------
Net realized and
  unrealized gain (loss)
  on investments.........  75,797,195      83,403      51,763       55,340       30,123       566,724       20,615      63,244
                          -----------    --------      ------       ------      -------      --------       ------      ------
Increase (decrease) in
  net assets from
  operations............. $84,565,034      67,827      48,595       51,624       41,636       568,466       19,252      57,821
                          ===========    ========      ======       ======      =======      ========       ======      ======

                          -----------------------
                                      INVESCO VAN
                          INVESCO VAN KAMPEN V.I.
                          KAMPEN V.I. EQUITY AND
                           COMSTOCK     INCOME
                            FUND --     FUND --
                           SERIES II   SERIES II
                            SHARES      SHARES
                          ----------- -----------

                          -----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     4,168      30,686
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....    48,292      33,499
                            -------     -------
Net investment income
  (expense)..............   (44,124)     (2,813)
                            -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (79,159)     (7,124)
  Change in unrealized
   appreciation
   (depreciation)........   547,448     149,391
  Capital gain
   distributions.........        --          --
                            -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........   468,289     142,267
                            -------     -------
Increase (decrease) in
  net assets from
  operations.............   424,165     139,454
                            =======     =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                     ----------------------------------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                      BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                         STRATEGY           GROWTH            INCOME             VALUE            GROWTH            GROWTH
                       PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                          CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                            YEAR ENDED DECEMBER 31, 2010
                     ----------------------------------------------------------------------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........     $169,370            8,429                 --            280,754            3,657               --
 Mortality and
   expense risk and
   administrative
   charges (note 4a)      116,364            6,488             74,794            157,041           20,945            3,680
                         --------           ------           --------         ----------          -------           ------
Net investment
 income (expense)...       53,006            1,941            (74,794)           123,713          (17,288)          (3,680)
                         --------           ------           --------         ----------          -------           ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........      (45,786)           3,213           (327,157)        (1,279,528)           6,036           17,632
 Change in
   unrealized
   appreciation
   (depreciation)...      529,685           59,372            858,082          1,763,785          117,300           51,212
 Capital gain
   distributions....           --               --                 --                 --               --               --
                         --------           ------           --------         ----------          -------           ------
Net realized and
 unrealized gain
 (loss) on
 investments........      483,899           62,585            530,925            484,257          123,336           68,844
                         --------           ------           --------         ----------          -------           ------
Increase (decrease)
 in net assets from
 operations.........     $536,905           64,526            456,131            607,970          106,048           65,164
                         ========           ======           ========         ==========          =======           ======

                      AMERICAN CENTURY          AMERICAN CENTURY
                          VARIABLE                  VARIABLE
                     PORTFOLIOS II, INC.        PORTFOLIOS, INC.
                     ------------------- ------------------------------
                                            VP
                                         INCOME &      VP          VP
                        VP INFLATION      GROWTH  INTERNATIONAL ULTRA(R)
                         PROTECTION      FUND --     FUND --    FUND --
                      FUND -- CLASS II   CLASS I     CLASS I    CLASS I
                     ------------------- -------- ------------- --------

                     ---------------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........        244,514        9,765      23,037      2,063
 Mortality and
   expense risk and
   administrative
   charges (note 4a)        253,367       10,124      19,169      6,212
                          ---------      -------    --------    -------
Net investment
 income (expense)...         (8,853)        (359)      3,868     (4,149)
                          ---------      -------    --------    -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........      1,028,030      (12,880)   (200,924)   (24,887)
 Change in
   unrealized
   appreciation
   (depreciation)...       (581,390)      89,338     245,764     84,505
 Capital gain
   distributions....             --           --          --         --
                          ---------      -------    --------    -------
Net realized and
 unrealized gain
 (loss) on
 investments........        446,640       76,458      44,840     59,618
                          ---------      -------    --------    -------
Increase (decrease)
 in net assets from
 operations.........        437,787       76,099      48,708     55,469
                          =========      =======    ========    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              AMERICAN
                              CENTURY
                              VARIABLE                                                            COLUMBIA FUNDS
                          PORTFOLIOS, INC.                                                      VARIABLE INSURANCE
                            (CONTINUED)          BLACKROCK VARIABLE SERIES FUNDS, INC.                TRUST I
                          ---------------- -------------------------------------------------  ----------------------
                                                                                                          COLUMBIA
                                                                                              COLUMBIA     MARSICO
                                           BLACKROCK   BLACKROCK    BLACKROCK     BLACKROCK    MARSICO  INTERNATIONAL
                                             BASIC       GLOBAL     LARGE CAP       VALUE      GROWTH   OPPORTUNITIES
                                           VALUE V.I.  ALLOCATION     GROWTH    OPPORTUNITIES   FUND,       FUND,
                              VP VALUE      FUND --   V.I. FUND -- V.I. FUND -- V.I. FUND --  VARIABLE    VARIABLE
                              FUND --      CLASS III   CLASS III    CLASS III     CLASS III   SERIES --   SERIES --
                              CLASS I        SHARES      SHARES       SHARES       SHARES      CLASS A     CLASS B
                          ---------------- ---------- ------------ ------------ ------------- --------- -------------
                                                                            YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 23,702       12,241      932,570       1,230         2,519       4,117       55,303
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       17,010       13,565    1,492,138       4,310         8,532      53,815      132,173
                              --------       ------    ---------      ------       -------     -------    ---------
Net investment income
  (expense)..............        6,692       (1,324)    (559,568)     (3,080)       (6,013)    (49,698)     (76,870)
                              --------       ------    ---------      ------       -------     -------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (31,508)      (3,245)      18,118       2,669       (55,635)     69,563     (556,558)
   Change in unrealized
     appreciation
     (depreciation)......      143,724       96,784    6,284,017      37,322       187,566     631,521    1,564,898
   Capital gain
     distributions.......           --           --      506,539          --            --          --           --
                              --------       ------    ---------      ------       -------     -------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........      112,216       93,539    6,808,674      39,991       131,931     701,084    1,008,340
                              --------       ------    ---------      ------       -------     -------    ---------
Increase (decrease) in
  net assets from
  operations.............     $118,908       92,215    6,249,106      36,911       125,918     651,386      931,470
                              ========       ======    =========      ======       =======     =======    =========




                                 DWS VARIABLE SERIES II
                          -----------------------------------

                              DWS
                             DREMAN
                           SMALL MID       DWS         DWS
                              CAP       STRATEGIC   TECHNOLOGY
                          VALUE VIP -- VALUE VIP --   VIP --
                            CLASS B      CLASS B     CLASS B
                             SHARES       SHARES      SHARES
                          ------------ ------------ ----------

                          ------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     7,713        7,368          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    13,063        6,532       1,811
                            -------      -------      ------
Net investment income
  (expense)..............    (5,350)         836      (1,811)
                            -------      -------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (47,446)     (44,553)     11,478
   Change in unrealized
     appreciation
     (depreciation)......   211,614       84,743       6,742
   Capital gain
     distributions.......        --           --          --
                            -------      -------      ------
Net realized and
  unrealized gain (loss)
  on investments.........   164,168       40,190      18,220
                            -------      -------      ------
Increase (decrease) in
  net assets from
  operations.............   158,818       41,026      16,409
                            =======      =======      ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                             EVERGREEN VARIABLE
                                          DREYFUS                 EATON VANCE VARIABLE TRUST   ANNUITY TRUST
                          --------------------------------------  ------------------------   ------------------ ------------
                            DREYFUS                      THE
                           INVESTMENT                  DREYFUS
                           PORTFOLIOS    DREYFUS      SOCIALLY                                                   FEDERATED
                             MIDCAP      VARIABLE    RESPONSIBLE      VT            VT                            CAPITAL
                             STOCK      INVESTMENT     GROWTH     FLOATING --    WORLDWIDE       EVERGREEN      APPRECIATION
                          PORTFOLIO --   FUND --    FUND, INC. --    RATE         HEALTH          VA OMEGA       FUND II --
                            INITIAL    MONEY MARKET    INITIAL      INCOME       SCIENCES         FUND --         PRIMARY
                             SHARES     PORTFOLIO      SHARES        FUND          FUND           CLASS 2          SHARES
                          ------------ ------------ ------------- -----------  ------------- ------------------ ------------
                                                                                PERIOD FROM     PERIOD FROM     PERIOD FROM
                                                                               JANUARY 1 TO     JANUARY 1 TO    MARCH 12 TO
                                                                               SEPTEMBER 17,      JULY 16,      DECEMBER 31,
                                     YEAR ENDED DECEMBER 31, 2010                  2010             2010            2010
                          ---------------------------------------------------  ------------- ------------------ ------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   $ 1,343          202        2,445       414,856            --             655              --
 Mortality and
   expense risk and
   administrative
   charges (note 4a).....     1,963       24,487        4,492       162,280        12,421           1,033           1,050
                            -------      -------       ------       -------       -------         -------          ------
Net investment income
 (expense)...............      (620)     (24,285)      (2,047)      252,576       (12,421)           (378)         (1,050)
                            -------      -------       ------       -------       -------         -------          ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    (8,486)          --        2,791       299,469       (21,351)         22,152            (719)
 Change in unrealized
   appreciation
   (depreciation)........    37,720            1       36,344       107,208        45,071         (29,295)          7,764
 Capital gain
   distributions.........        --           --           --            --        42,037              --              --
                            -------      -------       ------       -------       -------         -------          ------
Net realized and
 unrealized gain (loss)
 on investments..........    29,234            1       39,135       406,677        65,757          (7,143)          7,045
                            -------      -------       ------       -------       -------         -------          ------
Increase (decrease) in
 net assets from
 operations..............   $28,614      (24,284)      37,088       659,253        53,336          (7,521)          5,995
                            =======      =======       ======       =======       =======         =======          ======

                          FEDERATED INSURANCE SERIES
                          --------------------------------------


                                        FEDERATED    FEDERATED
                                          CLOVER        HIGH
                           FEDERATED      VALUE     INCOME BOND
                            CAPITAL     FUND II --   FUND II --
                             INCOME      PRIMARY      PRIMARY
                            FUND II       SHARES       SHARES
                          ------------ ------------ ------------
                                       PERIOD FROM
                           YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                          DECEMBER 31,  MARCH 12,   DECEMBER 31,
                              2010         2010         2010
                          ------------ ------------ ------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     7,430        2,026        8,638
 Mortality and
   expense risk and
   administrative
   charges (note 4a).....     1,756          296        1,326
                             ------      -------       ------
Net investment income
 (expense)...............     5,674        1,730        7,312
                             ------      -------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    (2,030)     (76,841)        (564)
 Change in unrealized
   appreciation
   (depreciation)........     9,067       78,862        5,793
 Capital gain
   distributions.........        --           --           --
                             ------      -------       ------
Net realized and
 unrealized gain (loss)
 on investments..........     7,037        2,021        5,229
                             ------      -------       ------
Increase (decrease) in
 net assets from
 operations..............    12,711        3,751       12,541
                             ======      =======       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           FEDERATED INSURANCE
                           SERIES (CONTINUED)                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          --------------------  -----------------------------------------------------------------------------
                          FEDERATED                VIP         VIP                                                   VIP
                             HIGH                 ASSET       ASSET                                                DYNAMIC
                            INCOME   FEDERATED  MANAGER/SM/ MANAGER/SM/     VIP           VIP           VIP        CAPITAL
                             BOND     KAUFMANN  PORTFOLIO   PORTFOLIO     BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION
                          FUND II -- FUND II --     --          --      PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                           SERVICE    SERVICE    INITIAL     SERVICE      SERVICE       INITIAL       SERVICE      SERVICE
                            SHARES     SHARES     CLASS      CLASS 2      CLASS 2        CLASS        CLASS 2      CLASS 2
                          ---------- ---------- ----------  ----------  ------------ ------------- ------------- ------------
                                                                         YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $421,944         --     3,621      15,564       277,890       12,667        226,821         646
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    80,826    146,366     2,276      15,999       251,330       14,893        335,703       4,609
                           --------  ---------    ------     -------     ---------      -------      ---------      ------
Net investment income
 (expense)...............   341,118   (146,366)    1,345        (435)       26,560       (2,226)      (108,882)     (3,963)
                           --------  ---------    ------     -------     ---------      -------      ---------      ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (27,083)   372,059    (1,446)     14,694       137,513      (54,331)      (799,421)     (5,056)
 Change in unrealized
   appreciation
   (depreciation)........   321,850  1,223,106    19,696      90,883     1,882,739      209,690      4,008,283      54,833
 Capital gain
   distributions.........        --         --        --          --            --           --             --          --
                           --------  ---------    ------     -------     ---------      -------      ---------      ------
Net realized and
 unrealized gain (loss)
 on investments..........   294,767  1,595,165    18,250     105,577     2,020,252      155,359      3,208,862      49,777
                           --------  ---------    ------     -------     ---------      -------      ---------      ------
Increase (decrease) in
 net assets from
 operations..............  $635,885  1,448,799    19,595     105,142     2,046,812      153,133      3,099,980      45,814
                           ========  =========    ======     =======     =========      =======      =========      ======


                          -----------------------

                              VIP          VIP
                            EQUITY-      EQUITY -
                             INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE
                             CLASS       CLASS 2
                          ------------ ------------

                          -----------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     9,321        82,285
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....     8,264        89,173
                            -------     ---------
Net investment income
 (expense)...............     1,057        (6,888)
                            -------     ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (58,433)     (380,829)
 Change in unrealized
   appreciation
   (depreciation)........   131,139     1,054,648
 Capital gain
   distributions.........        --            --
                            -------     ---------
Net realized and
 unrealized gain (loss)
 on investments..........    72,706       673,819
                            -------     ---------
Increase (decrease) in
 net assets from
 operations..............    73,763       666,931
                            =======     =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1






                                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------------------------------------------
                              VIP          VIP           VIP                                    VIP
                            GROWTH &     GROWTH &      GROWTH         VIP          VIP       INVESTMENT      VIP
                             INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND    MID CAP
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE       INITIAL      INITIAL      SERVICE      SERVICE      SERVICE
                             CLASS       CLASS 2        CLASS        CLASS       CLASS 2      CLASS 2      CLASS 2
                          ------------ ------------ ------------- ------------ ------------ ------------ ------------
                                                                            YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 1,518        6,929          278         2,577        4,582       87,087        43,188
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     3,017       23,990        2,027         6,270       20,961       29,222       149,042
                            -------      -------       ------       -------      -------      -------     ---------
Net investment income
  (expense)..............    (1,499)     (17,061)      (1,749)       (3,693)     (16,379)      57,865      (105,854)
                            -------      -------       ------       -------      -------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (6,871)     (49,861)      (6,495)      (30,307)       5,114       61,233       (68,860)
   Change in unrealized
     appreciation
     (depreciation)......    36,540      243,133       35,959       123,437      278,336      (17,914)    2,479,982
   Capital gain
     distributions.......        --           --           --            --           --           --            --
                            -------      -------       ------       -------      -------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    29,669      193,272       29,464        93,130      283,450       43,319     2,411,122
                            -------      -------       ------       -------      -------      -------     ---------
Increase (decrease) in
  net assets from
  operations.............   $28,170      176,211       27,715        89,437      267,071      101,184     2,305,268
                            =======      =======       ======       =======      =======      =======     =========

                                                     FRANKLIN
                                                    TEMPLETON
                                                     VARIABLE
                                                    INSURANCE
                                                     PRODUCTS
                                                      TRUST
                          ------------------------- ----------
                                           VIP       FRANKLIN
                              VIP         VALUE       INCOME
                            OVERSEAS    STRATEGIES  SECURITIES
                          PORTFOLIO -- PORTFOLIO --  FUND --
                            INITIAL      SERVICE     CLASS 2
                             CLASS       CLASS 2      SHARES
                          ------------ ------------ ----------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     2,989          977     6,695,251
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,624        5,013     1,955,785
                             ------      -------    ----------
Net investment income
  (expense)..............       365       (4,036)    4,739,466
                             ------      -------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (2,685)     (13,438)   (1,923,612)
   Change in unrealized
     appreciation
     (depreciation)......    24,011       92,495     7,258,768
   Capital gain
     distributions.......        --           --            --
                             ------      -------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    21,326       79,057     5,335,156
                             ------      -------    ----------
Increase (decrease) in
  net assets from
  operations.............    21,691       75,021    10,074,622
                             ======      =======    ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                          ----------

                           FRANKLIN
                          LARGE CAP
                            GROWTH
                          SECURITIES
                           FUND --
                           CLASS 2
                            SHARES
                          ----------



                          ----------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 3,952
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    6,874
                           -------
Net investment income
  (expense)..............   (2,922)
                           -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (7,160)
   Change in unrealized
     appreciation
     (depreciation)......   52,594
   Capital gain
     distributions.......       --
                           -------
Net realized and
  unrealized gain (loss)
  on investments.........   45,434
                           -------
Increase (decrease) in
  net assets from
  operations.............  $42,512
                           =======

                                                                                                               GE INVESTMENTS
                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)                   FUNDS, INC.
                          ---------------------------------------------------------------------------------- ------------------
                            FRANKLIN
                           TEMPLETON                                                   TEMPLETON
                          VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON    TEMPLETON      GLOBAL   TEMPLETON
                             FUNDS       SHARES    FOREIGN    FOREIGN    GLOBAL ASSET     BOND      GROWTH   CORE VALUE
                           ALLOCATION  SECURITIES SECURITIES SECURITIES   ALLOCATION   SECURITIES SECURITIES   EQUITY   INCOME
                            FUND --     FUND --    FUND --    FUND --      FUND --      FUND --    FUND --    FUND --   FUND --
                            CLASS 2     CLASS 2    CLASS 1    CLASS 2      CLASS 2      CLASS 1    CLASS 2    CLASS 1   CLASS 1
                             SHARES      SHARES     SHARES     SHARES       SHARES       SHARES     SHARES     SHARES   SHARES
                          ------------ ---------- ---------- ---------- -------------- ---------- ---------- ---------- -------
                                                                         PERIOD FROM
                                                                         JANUARY 1 TO
                              YEAR ENDED DECEMBER 31, 2010              APRIL 30, 2010       YEAR ENDED DECEMBER 31, 2010
                          --------------------------------------------- -------------- ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    395,481    180,649        807      56,287       24,328      1,402      34,994     18,382    67,283
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    326,714    209,216        572      49,880        2,599        992      42,752     22,496    34,193
                           ---------    -------     ------    --------     --------      -----     -------    -------   -------
Net investment income
  (expense)..............     68,767    (28,567)       235       6,407       21,729        410      (7,758)    (4,114)   33,090
                           ---------    -------     ------    --------     --------      -----     -------    -------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (135,712)   655,154     (1,909)   (306,765)    (326,964)     3,772     (27,133)   (56,313)  (26,783)
   Change in unrealized
     appreciation
     (depreciation)......  1,580,847    344,054      3,751     420,898      284,961      4,716     153,068    181,582   119,403
   Capital gain
     distributions.......      1,482         --         --          --       38,711        222          --         --        --
                           ---------    -------     ------    --------     --------      -----     -------    -------   -------
Net realized and
  unrealized gain (loss)
  on investments.........  1,446,617    999,208      1,842     114,133       (3,292)     8,710     125,935    125,269    92,620
                           ---------    -------     ------    --------     --------      -----     -------    -------   -------
Increase (decrease) in
  net assets from
  operations.............  1,515,384    970,641      2,077     120,540       18,437      9,120     118,177    121,155   125,710
                           =========    =======     ======    ========     ========      =====     =======    =======   =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                              GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ---------------------------------------------------------------------------------------------------
                                                           PREMIER     REAL
                          INTERNATIONAL MID-CAP            GROWTH     ESTATE              SMALL-CAP
                             EQUITY     EQUITY             EQUITY   SECURITIES             EQUITY   TOTAL RETURN TOTAL RETURN
                             FUND --    FUND --   MONEY    FUND --   FUND --               FUND --    FUND --      FUND --
                             CLASS 1    CLASS 1   MARKET   CLASS 1   CLASS 1   S&P 500(R)  CLASS 1    CLASS 1      CLASS 3
                             SHARES     SHARES     FUND    SHARES     SHARES   INDEX FUND  SHARES      SHARES       SHARES
                          ------------- -------  --------  -------  ---------- ---------- --------- ------------ ------------
                                                                   YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    $   504      8,773        --    2,313    73,866     264,631     4,368     229,992     1,414,846
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....        882     42,571   349,842   16,625    62,673     236,855    41,885     269,388     2,357,634
                             -------    -------  --------  -------   -------   ---------  --------   ---------    ----------
Net investment income
  (expense)..............       (378)   (33,798) (349,842) (14,312)   11,193      27,776   (37,517)    (39,396)     (942,788)
                             -------    -------  --------  -------   -------   ---------  --------   ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     (2,999)   (25,981)       --   (4,985)  172,408    (215,054) (138,572)   (165,583)   (1,735,816)
  Change in unrealized
   appreciation
   (depreciation)........      6,085    642,920        (2) 119,308   691,916   2,061,462   789,421   1,474,319    11,187,390
  Capital gain
   distributions.........         --         --        --       --        --          --        --          --            --
                             -------    -------  --------  -------   -------   ---------  --------   ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........      3,086    616,939        (2) 114,323   864,324   1,846,408   650,849   1,308,736     9,451,574
                             -------    -------  --------  -------   -------   ---------  --------   ---------    ----------
Increase (decrease) in
  net assets from
  operations.............    $ 2,708    583,141  (349,844) 100,011   875,517   1,874,184   613,332   1,269,340     8,508,786
                             =======    =======  ========  =======   =======   =========  ========   =========    ==========

                          -----------


                          U.S. EQUITY
                            FUND --
                            CLASS 1
                            SHARES
                          -----------

                          -----------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    10,280
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....    17,078
                            -------
Net investment income
  (expense)..............    (6,798)
                            -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (28,609)
  Change in unrealized
   appreciation
   (depreciation)........   121,694
  Capital gain
   distributions.........        --
                            -------
Net realized and
  unrealized gain (loss)
  on investments.........    93,085
                            -------
Increase (decrease) in
  net assets from
  operations.............    86,287
                            =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                      GENWORTH VARIABLE INSURANCE TRUST
                          ----------------------------------------------------------------------------------------------
                                                                            GENWORTH
                                                                            GOLDMAN
                                                                             SACHS      GENWORTH
                                                                            ENHANCED   LEGG MASON              GENWORTH
                          GENWORTH  GENWORTH  GENWORTH       GENWORTH         CORE     CLEARBRIDGE  GENWORTH  PYRAMIS(R)
                          CALAMOS   DAVIS NY EATON VANCE     ENHANCED         BOND     AGGRESSIVE    PIMCO    SMALL/MID
                           GROWTH   VENTURE   LARGE CAP    INTERNATIONAL     INDEX       GROWTH    STOCKSPLUS  CAP CORE
                          FUND --   FUND --  VALUE FUND    INDEX FUND --    FUND --      FUND --    FUND --    FUND --
                          SERVICE   SERVICE  -- SERVICE       SERVICE       SERVICE      SERVICE    SERVICE    SERVICE
                           SHARES    SHARES    SHARES         SHARES         SHARES      SHARES      SHARES     SHARES
                          --------  -------- ----------- ----------------- ----------  ----------- ---------- ----------
                                                            PERIOD FROM
                                                            APRIL 30 TO
                           YEAR ENDED DECEMBER 31, 2010  DECEMBER 31, 2010         YEAR ENDED DECEMBER 31, 2010
                          -----------------------------  ----------------- ---------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends............. $ 11,603      222     59,029         25,115       1,298,775     155,635  2,087,782    170,661
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....   66,405    8,047    133,606         29,739         359,321     125,414    424,489    107,917
                          --------   ------   --------       --------      ----------  ----------  ---------  ---------
Net investment income
 (expense)...............  (54,802)  (7,825)   (74,577)        (4,624)        939,454      30,221  1,663,293     62,744
                          --------   ------   --------       --------      ----------  ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)  164,122   20,986    799,171       (459,518)        369,815   2,344,587  1,030,010    595,087
 Change in unrealized
   appreciation
   (depreciation)........  584,849   42,108   (633,314)        47,797      (1,020,973) (2,423,099)  (363,121)   552,549
 Capital gain
   distributions.........    2,612       --    308,043             --         304,937   1,313,858  1,723,226    230,440
                          --------   ------   --------       --------      ----------  ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments..........  751,583   63,094    473,900       (411,721)       (346,221)  1,235,346  2,390,115  1,378,076
Increase (decrease) in
 net assets from
 operations.............. $696,781   55,269    399,323       (416,345)        593,233   1,265,567  4,053,408  1,440,820
                          ========   ======   ========       ========      ==========  ==========  =========  =========

                          ---------------------------


                            GENWORTH
                             PUTNAM       GENWORTH
                          INTERNATIONAL   THORNBURG
                             CAPITAL    INTERNATIONAL
                          OPPORTUNITIES     VALUE
                             FUND --       FUND --
                             SERVICE       SERVICE
                             SHARES        SHARES
                          ------------- -------------
                                  PERIOD FROM
                                 JANUARY 1 TO
                                APRIL 30, 2010
                          --------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    232,946        214,085
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....     17,796         26,445
                            --------      ---------
Net investment income
 (expense)...............    215,150        187,640
                            --------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (287,397)      (228,337)
 Change in unrealized
   appreciation
   (depreciation)........   (836,368)      (847,576)
 Capital gain
   distributions.........    948,214      1,016,741
                            --------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........   (175,551)       (59,172)
Increase (decrease) in
 net assets from
 operations..............     39,599        128,468
                            ========      =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              GOLDMAN SACHS
                            VARIABLE INSURANCE
                            TRUST (CONTINUED)                                             JPMORGAN INSURANCE TRUST
                          ---------------------  --------------------------------------------------------------------------------
                             GOLDMAN                                           JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN
                              SACHS                 JPMORGAN      JPMORGAN    INSURANCE     INSURANCE    INSURANCE    INSURANCE
                            LARGE CAP   GOLDMAN    INSURANCE     INSURANCE      TRUST         TRUST        TRUST        TRUST
                              VALUE      SACHS       TRUST       TRUST CORE     EQUITY    INTERNATIONAL   INTREPID     INTREPID
                             FUND --    MID CAP     BALANCED        BOND        INDEX        EQUITY        GROWTH      MID CAP
                          INSTITUTIONAL  VALUE    PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                             SHARES      FUND       CLASS 1       CLASS 1      CLASS 1       CLASS 1      CLASS 1      CLASS 1
                          ------------- -------  -------------- ------------ ------------ ------------- ------------ ------------
                                                  PERIOD FROM
                                YEAR ENDED        JANUARY 1 TO
                            DECEMBER 31, 2010    APRIL 30, 2010                                YEAR ENDED DECEMBER 31, 2010
                          ---------------------  -------------- -----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $   688      5,477         --        225,095       40,618          440         7,245        6,844
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      1,225     11,963        404         98,268       33,301        2,440        12,210        9,415
                             -------    -------      -----        -------      -------       ------        ------       ------
Net investment income
  (expense)..............       (537)    (6,486)      (404)       126,827        7,317       (2,000)       (4,965)      (2,571)
                             -------    -------      -----        -------      -------       ------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (1,999)   (11,722)     5,447        159,583       81,364        5,767          (614)      18,340
   Change in unrealized
     appreciation
     (depreciation)......     10,346    193,448       (620)        91,615      186,456         (505)       51,425       76,509
   Capital gain
     distributions.......         --         --         --             --           --           --            --           --
                             -------    -------      -----        -------      -------       ------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........      8,347    181,726      4,827        251,198      267,820        5,262        50,811       94,849
                             -------    -------      -----        -------      -------       ------        ------       ------
Increase (decrease) in
  net assets from
  operations.............    $ 7,810    175,240      4,423        378,025      275,137        3,262        45,846       92,278
                             =======    =======      =====        =======      =======       ======        ======       ======



                          -------------------------
                            JPMORGAN
                           INSURANCE     JPMORGAN
                           TRUST MID    INSURANCE
                              CAP       TRUST MID
                             GROWTH     CAP VALUE
                          PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1
                          ------------ ------------



                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --       21,659
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     9,894       27,861
                            -------      -------
Net investment income
  (expense)..............    (9,894)      (6,202)
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    86,640      136,336
   Change in unrealized
     appreciation
     (depreciation)......    49,381      211,283
   Capital gain
     distributions.......        --           --
                            -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   136,021      347,619
                            -------      -------
Increase (decrease) in
  net assets from
  operations.............   126,127      341,417
                            =======      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             JPMORGAN INSURANCE
                              TRUST (CONTINUED)                                                  JANUS ASPEN SERIES
                          ------------------------  -------------------------------------------------------------------
                            JPMORGAN
                           INSURANCE     JPMORGAN
                             TRUST      INSURANCE                                                           FLEXIBLE
                           SMALL CAP    TRUST U.S.    BALANCED      BALANCED    ENTERPRISE    ENTERPRISE      BOND
                              CORE        EQUITY    PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                            CLASS 1      CLASS 1       SHARES        SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------- ------------ ------------- ------------ -------------


                                                                        YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $    --       18,934        44,952      362,321           716           --        6,091
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     4,825       37,240        23,654      254,307        14,921        2,220        1,468
                            -------      -------       -------      -------      --------       ------       ------
Net investment income
  (expense)..............    (4,825)     (18,306)       21,298      108,014       (14,205)      (2,220)       4,623
                            -------      -------       -------      -------      --------       ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    15,628      106,924        46,659      218,389      (103,601)       4,298        5,147
   Change in unrealized
     appreciation
     (depreciation)......    55,276      192,313        41,644      519,793       338,911       30,391       (2,782)
   Capital gain
     distributions.......        --           --            --           --            --           --          345
                            -------      -------       -------      -------      --------       ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    70,904      299,237        88,303      738,182       235,310       34,689        2,710
                            -------      -------       -------      -------      --------       ------       ------
Increase (decrease) in
  net assets from
  operations.............   $66,079      280,931       109,601      846,196       221,105       32,469        7,333
                            -------      -------       -------      -------      --------       ------       ------


                          -----------------------------------------


                                                      GLOBAL LIFE
                              FORTY        FORTY        SCIENCES
                          PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE       SERVICE
                             SHARES        SHARES        SHARES
                          ------------- ------------ --------------
                                                      PERIOD FROM
                                                      JANUARY 1 TO
                                                     APRIL 30, 2010
                          -------------------------- --------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      4,770        17,285          105
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     20,413       147,386          300
                             -------      --------      -------
Net investment income
  (expense)..............    (15,643)     (130,101)        (195)
                             -------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     69,268       481,652       20,506
   Change in unrealized
     appreciation
     (depreciation)......      8,740      (359,496)     (20,319)
   Capital gain
     distributions.......         --            --          941
                             -------      --------      -------
Net realized and
  unrealized gain (loss)
  on investments.........     78,008       122,156        1,128
                             -------      --------      -------
Increase (decrease) in
  net assets from
  operations.............     62,365        (7,945)         933
                             -------      --------      -------

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                         JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------------------------------



                             GLOBAL
                           TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE    WORLDWIDE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------ ------------- ------------
                                                                              YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    $   --         6,924          312         5,849        5,021         4,383        1,234
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       294         9,006        1,463        12,481       14,275        10,312        4,067
                             ------       -------       ------       -------      -------       -------       ------
Net investment income
  (expense)..............      (294)       (2,082)      (1,151)       (6,632)      (9,254)       (5,929)      (2,833)
                             ------       -------       ------       -------      -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     3,876       (17,064)       1,216       172,216       22,904       (68,049)       4,357
  Change in unrealized
   appreciation
   (depreciation)........       293        98,255        9,632        20,496      184,009       171,511       29,303
  Capital gain
   distributions.........        --            --           --            --           --            --           --
                             ------       -------       ------       -------      -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........     4,169        81,191       10,848       192,712      206,913       103,462       33,660
                             ------       -------       ------       -------      -------       -------       ------
Increase (decrease) in
  net assets from
  operations.............    $3,875        79,109        9,697       186,080      197,659        97,533       30,827
                             ======       =======       ======       =======      =======       =======       ======

                           LEGG MASON PARTNERS VARIABLE EQUITY
                                          TRUST
                          -------------------------------------
                                        LEGG MASON   LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                          CLEARBRIDGE    VARIABLE     VARIABLE
                            VARIABLE      EQUITY       EQUITY
                           AGGRESSIVE     INCOME       INCOME
                             GROWTH      BUILDER      BUILDER
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS II
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        --          721       21,453
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     9,995          665       11,237
                            -------      -------       ------
Net investment income
  (expense)..............    (9,995)          56       10,216
                            -------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     6,296      (22,903)      (1,872)
  Change in unrealized
   appreciation
   (depreciation)........   141,050       27,298       45,997
  Capital gain
   distributions.........        --           --           --
                            -------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   147,346        4,395       44,125
                            -------      -------       ------
Increase (decrease) in
  net assets from
  operations.............   137,351        4,451       54,341
                            =======      =======       ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                        (CONTINUED)                                 MFS(R) VARIABLE INSURANCE TRUST
                          --------------------------------------    ------------------------------------------------------
                           LEGG MASON
                          CLEARBRIDGE     LEGG MASON   LEGG MASON                  MFS(R)    MFS(R)    MFS(R)    MFS(R)
                            VARIABLE     CLEARBRIDGE  WESTERN ASSET    MFS(R)     INVESTORS    NEW    STRATEGIC   TOTAL
                          FUNDAMENTAL      VARIABLE     VARIABLE      INVESTORS     TRUST   DISCOVERY  INCOME    RETURN
                            ALL CAP       LARGE CAP     STRATEGIC   GROWTH STOCK  SERIES -- SERIES -- SERIES -- SERIES --
                             VALUE          VALUE         BOND        SERIES --    SERVICE   SERVICE   SERVICE   SERVICE
                          PORTFOLIO --   PORTFOLIO -- PORTFOLIO --  SERVICE CLASS   CLASS     CLASS     CLASS     CLASS
                            CLASS I        CLASS I       CLASS I       SHARES      SHARES    SHARES    SHARES    SHARES
                          ------------   ------------ ------------- ------------- --------- --------- --------- ---------
                                                                      YEAR ENDED DECEMBER 31, 2010
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $  5,981        1,098         1,318          3,954      14,125        --   25,602     348,275
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....      5,630          532           832         21,518      20,481    12,487    9,409     256,093
                            --------        -----         -----        -------     -------   -------   ------   ---------
Net investment income
  (expense)..............        351          566           486        (17,564)     (6,356)  (12,487)  16,193      92,182
                            --------        -----         -----        -------     -------   -------   ------   ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (26,739)        (160)         (569)        19,117      16,229    20,740   14,478    (226,474)
  Change in unrealized
   appreciation
   (depreciation)........     77,356        2,492         6,419        131,512      91,290   231,340   13,571   1,125,056
  Capital gain
   distributions.........         --           --            --             --          --        --       --          --
                            --------        -----         -----        -------     -------   -------   ------   ---------
Net realized and
  unrealized gain (loss)
  on investments.........     50,617        2,332         5,850        150,629     107,519   252,080   28,049     898,582
                            --------        -----         -----        -------     -------   -------   ------   ---------
Increase (decrease) in
  net assets from
  operations.............   $ 50,968        2,898         6,336        133,065     101,163   239,593   44,242     990,764
                            ========        =====         =====        =======     =======   =======   ======   =========

                                    OPPENHEIMER
                                     VARIABLE
                                      ACCOUNT
                                       FUNDS
                          --------- -----------


                           MFS(R)
                          UTILITIES OPPENHEIMER
                          SERIES --  BALANCED
                           SERVICE  FUND/VA --
                            CLASS   NON-SERVICE
                           SHARES     SHARES
                          --------- -----------

                          -------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  116,368      4,055
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   59,351      4,047
                           -------    -------
Net investment income
  (expense)..............   57,017          8
                           -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (8,344)   (17,435)
  Change in unrealized
   appreciation
   (depreciation)........  367,159     48,083
  Capital gain
   distributions.........       --         --
                           -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  358,815     30,648
                           -------    -------
Increase (decrease) in
  net assets from
  operations.............  415,832     30,656
                           =======    =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                           -------------------------------------------------------------------------------------------------

                                       OPPENHEIMER  OPPENHEIMER              OPPENHEIMER                         OPPENHEIMER
                           OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER MAIN STREET
                            BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET  SMALL CAP
                           FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                             SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE     SERVICE
                             SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES      SHARES
                           ----------- ------------ ------------ ----------- ----------- ----------- ----------- -----------
                                                                         YEAR ENDED DECEMBER 31, 2010
                           -------------------------------------------------------------------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends............. $   77,346        477           --        7,340      172,101      3,118      261,388      27,180
   Mortality and
    expense risk and
    administrative
    charges (note 4a).....    128,285      3,517       47,145        5,553      228,487        697      485,833     194,027
                           ----------     ------      -------      -------    ---------    -------    ---------   ---------
Net investment income
 (expense)................    (50,939)    (3,040)     (47,145)       1,787      (56,386)     2,421     (224,445)   (166,847)
                           ----------     ------      -------      -------    ---------    -------    ---------   ---------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................   (292,893)      (910)     (13,261)     (23,386)     440,116    (13,417)   1,227,088     553,286
   Change in unrealized
    appreciation
    (depreciation)........  1,013,290     22,534      271,937       59,740    1,485,640     17,176    3,377,702   3,168,861
   Capital gain
    distributions.........         --         --           --           --           --         --           --          --
                           ----------     ------      -------      -------    ---------    -------    ---------   ---------
Net realized and
 unrealized gain (loss)
 on investments...........    720,397     21,624      258,676       36,354    1,925,756      3,759    4,604,790   3,722,147
                           ----------     ------      -------      -------    ---------    -------    ---------   ---------
Increase (decrease) in
 net assets from
 operations............... $  669,458     18,584      211,531       38,141    1,869,370      6,180    4,380,345   3,555,300
                           ==========     ======      =======      =======    =========    =======    =========   =========

                           -----------------------
                           OPPENHEIMER OPPENHEIMER
                            SMALL- &    SMALL- &
                             MID-CAP     MID-CAP
                             GROWTH      GROWTH
                           FUND/VA --  FUND/VA --
                           NON-SERVICE   SERVICE
                             SHARES      SHARES
                           ----------- -----------

                           -----------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............        --         --
   Mortality and
    expense risk and
    administrative
    charges (note 4a).....     3,445      3,337
                             -------     ------
Net investment income
 (expense)................    (3,445)    (3,337)
                             -------     ------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................   (53,649)    (1,853)
   Change in unrealized
    appreciation
    (depreciation)........   112,230     57,283
   Capital gain
    distributions.........        --         --
                             -------     ------
Net realized and
 unrealized gain (loss)
 on investments...........    58,581     55,430
                             -------     ------
Increase (decrease) in
 net assets from
 operations...............    55,136     52,093
                             =======     ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                                       RYDEX
                                                                                                                     VARIABLE
                                                        PIMCO VARIABLE INSURANCE TRUST                                 TRUST
                           ---------------------------------------------------------------------------------------- -----------
                                         FOREIGN BOND
                                          PORTFOLIO                      LONG-TERM
                            ALL ASSET    (U.S. DOLLAR    HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN
                           PORTFOLIO --   HEDGED) --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                             ADVISOR    ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE
                              CLASS         CLASS          CLASS           CLASS          CLASS          CLASS       NASDAQ --
                              SHARES        SHARES         SHARES         SHARES          SHARES         SHARES     100(R) FUND
                           ------------ -------------- -------------- --------------- -------------- -------------- -----------
                                                                                   YEAR ENDED DECEMBER 31, 2010
                           ----------------------------------------------------------------------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............   $110,650       4,319          764,249        458,703         693,230      3,230,739           --
   Mortality and expense
    risk and
    administrative
    charges (note 4a).....     25,021       1,757          175,914        130,425         603,531        991,942       13,038
                             --------       -----        ---------       --------       ---------      ---------      -------
Net investment income
 (expense)................     85,629       2,562          588,335        328,278          89,699      2,238,797      (13,038)
                             --------       -----        ---------       --------       ---------      ---------      -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................        (78)        216          422,719       (164,913)        360,900      1,223,508       21,389
   Change in unrealized
    appreciation
    (depreciation)........     89,394       3,642          239,223        661,170         770,829        242,863      114,029
   Capital gain
    distributions.........         --         449               --             --              --        107,599           --
                             --------       -----        ---------       --------       ---------      ---------      -------
Net realized and
 unrealized gain (loss)
 on investments...........     89,316       4,307          661,942        496,257       1,131,729      1,573,970      135,418
                             --------       -----        ---------       --------       ---------      ---------      -------
Increase (decrease) in
 net assets from
 operations...............   $174,945       6,869        1,250,277        824,535       1,221,428      3,812,767      122,380
                             ========       =====        =========       ========       =========      =========      =======

                                                     THE PRUDENTIAL
                             THE ALGER PORTFOLIOS     SERIES FUND
                           ------------------------  --------------

                              ALGER        ALGER        JENNISON
                            LARGE CAP    SMALL CAP       20/20
                              GROWTH       GROWTH        FOCUS
                           PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            CLASS I-2    CLASS I-2      CLASS II
                              SHARES       SHARES        SHARES
                           ------------ ------------ --------------

                           ----------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............     1,534           --            --
   Mortality and expense
    risk and
    administrative
    charges (note 4a).....     2,861        3,448        22,054
                              ------       ------       -------
Net investment income
 (expense)................    (1,327)      (3,448)      (22,054)
                              ------       ------       -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................    (5,617)       5,058        (8,082)
   Change in unrealized
    appreciation
    (depreciation)........    29,359       50,265       121,987
   Capital gain
    distributions.........        --           --            --
                              ------       ------       -------
Net realized and
 unrealized gain (loss)
 on investments...........    23,742       55,323       113,905
                              ------       ------       -------
Increase (decrease) in
 net assets from
 operations...............    22,415       51,875        91,851
                              ======       ======       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         WELLS FARGO
                           THE PRUDENTIAL SERIES FUND  VARIABLE TRUST
                          ---------------------------  ---------------
                                                         WELLS FARGO
                                            NATURAL       ADVANTAGE
                                           RESOURCES      VT OMEGA
                             JENNISON     PORTFOLIO --     GROWTH
                           PORTFOLIO --     CLASS II       FUND --
                          CLASS II SHARES    SHARES        CLASS 2
                          --------------- ------------ ---------------
                                                           PERIOD
                                                       FROM JULY 16 TO
                                                        DECEMBER 31,
                          YEAR ENDED DECEMBER 31, 2010      2010
                          ---------------------------  ---------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     $    17         3,839            --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       1,597        75,259           859
                              -------       -------        ------
Net investment income
  (expense)..............      (1,580)      (71,420)         (859)
                              -------       -------        ------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................       2,377        45,963         2,938
  Change in unrealized
   appreciation
   (depreciation)........       5,576       833,379        25,228
  Capital gain
   distributions.........          --            --            --
                              -------       -------        ------
Net realized and
  unrealized gain (loss)
  on investments.........       7,953       879,342        28,166
                              -------       -------        ------
Increase (decrease) in
  net assets from
  operations.............     $ 6,373       807,922        27,307
                              =======       =======        ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets



-                           -             -



                                CONSOLIDATED TOTAL
                            -------------------------

                            --------------------------
                                2010          2009
                            ------------  -----------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  8,767,839   13,384,252
  Net realized gain
   (loss) on investments...    2,475,158  (25,060,721)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   66,775,641  170,481,835
  Capital gain
   distribution............    6,546,396    3,788,104
                            ------------  -----------
     Increase (decrease)
       in net assets
       from operations.....   84,565,034  162,593,470
                            ------------  -----------
From capital
  transactions (note 4):
  Net premiums.............   34,446,316   80,040,299
  Death benefits...........  (11,357,643)  (9,713,013)
  Surrenders...............  (64,045,080) (44,270,499)
  Cost of insurance and
   administrative
   expenses................   (3,726,839)  (2,795,435)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (2,864,327)   9,131,319
                            ------------  -----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (47,547,573)  32,392,671
                            ------------  -----------
Increase (decrease) in
  net assets...............   37,017,461  194,986,141
Net assets at beginning
  of year..................  890,727,507  695,741,366
                            ------------  -----------
Net assets at end of year.. $927,744,968  890,727,507
                            ============  ===========
Change in units (note 5):
  Units purchased..........
  Units redeemed...........

  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........

                                   AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-                           -------------------------------------------------------------------------------
                                                    INVESCO V.I.         INVESCO V.I.       INVESCO V.I.
                                INVESCO V.I.      CAPITAL APPRECIATION    CORE EQUITY    GLOBAL REAL ESTATE
                             BASIC VALUE FUND --       FUND --              FUND --            FUND --
                              SERIES II SHARES     SERIES I SHARES      SERIES I SHARES   SERIES II SHARES
                            --------------------  -------------------  ----------------  ------------------
                                          YEAR ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------
                               2010       2009      2010       2009      2010     2009     2010      2009
                            ---------  ---------   -------   -------   -------  -------  --------  --------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)...............   (15,576)    (4,249)  (3,168)    (3,353)   (3,716)   2,781    11,513    (8,491)
  Net realized gain
   (loss) on investments...  (110,941)  (185,578)  (8,732)   (25,733)    2,117  (15,403)  (49,598)  (33,165)
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   194,344    656,017   60,495     91,149    53,223  139,054    79,721   178,829
  Capital gain
   distribution............        --         --       --         --        --       --        --        --
                            ---------  ---------   -------   -------   -------  -------  --------  --------
     Increase (decrease)
       in net assets
       from operations.....    67,827    466,190   48,595     62,063    51,624  126,432    41,636   137,173
                            ---------  ---------   -------   -------   -------  -------  --------  --------
From capital
  transactions (note 4):
  Net premiums.............     7,448      4,922    1,959      1,966     6,133   93,924        70       134
  Death benefits...........        --         --       --     (5,302)    1,846   (9,779)   (5,163)       --
  Surrenders...............  (146,988)   (59,091) (42,344)   (43,449)  (70,705) (86,341)  (26,087)  (16,547)
  Cost of insurance and
   administrative
   expenses................    (1,076)      (930)    (275)      (285)   (1,851)  (1,071)     (214)     (289)
  Transfers between
   subaccounts
   (including fixed
   account), net...........    (2,760)   (66,735)     663      6,589    58,301    8,707  (177,893)  (13,648)
                            ---------  ---------   -------   -------   -------  -------  --------  --------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (143,376)  (121,834) (39,997)   (40,481)   (6,276)   5,440  (209,287)  (30,350)
                            ---------  ---------   -------   -------   -------  -------  --------  --------
Increase (decrease) in
  net assets...............   (75,549)   344,356    8,598     21,582    45,348  131,872  (167,651)  106,823
Net assets at beginning
  of year.................. 1,385,413  1,041,057  388,612    367,030   649,103  517,231   560,442   453,619
                            ---------  ---------   -------   -------   -------  -------  --------  --------
Net assets at end of year.. 1,309,864  1,385,413  397,210    388,612   694,451  649,103   392,791   560,442
                            =========  =========   =======   =======   =======  =======  ========  ========
Change in units (note 5):
  Units purchased..........    11,017     13,649    1,416      1,906    15,236   15,150    91,754   372,478
  Units redeemed...........   (24,542)   (25,411)  (6,300)    (8,328)  (15,069) (14,424) (119,627) (376,119)
                            ---------  ---------   -------   -------   -------  -------  --------  --------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (13,525)   (11,762)  (4,884)    (6,422)      167      726   (27,873)   (3,641)
                            =========  =========   =======   =======   =======  =======  ========  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                           --------------------------------------------------------------------------

                                                                                                 INVESCO VAN KAMPEN
                                           INVESCO V.I. INTERNATIONAL    INVESCO V.I. LARGE        V.I. CAPITAL
                                               GROWTH FUND --            CAP GROWTH FUND --       GROWTH FUND --
                                              SERIES II SHARES            SERIES I SHARES        SERIES II SHARES
                                           ----------------------------  ----------------------  --------------------
                                                             YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------
                                               2010           2009         2010        2009        2010       2009
                                            -----------     ---------     -------     -------     -------    -------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)......... $     1,742       (14,768)     (1,363)     (2,203)     (5,423)    (4,982)
  Net realized gain (loss) on
   investments............................    (103,929)     (417,376)     (9,579)     (1,636)      2,312    (17,866)
  Change in unrealized appreciation
   (depreciation) on investments..........     670,653     2,291,926      30,194      44,894      60,932    179,298
  Capital gain distribution...............          --            --          --          --          --         --
                                            -----------     ---------     -------     -------     -------    -------
     Increase (decrease) in net assets
       from operations....................     568,466     1,859,782      19,252      41,055      57,821    156,450
                                            -----------     ---------     -------     -------     -------    -------
From capital transactions (note 4):
  Net premiums............................     574,499     1,402,206          --          --         860        360
  Death benefits..........................     (18,039)       (1,082)         --          --        (613)        --
  Surrenders..............................    (298,726)     (313,391)    (23,346)     (6,808)    (32,402)   (36,333)
  Cost of insurance and administrative
   expenses...............................     (38,255)      (32,542)       (225)       (209)       (204)      (164)
  Transfers between subaccounts
   (including fixed account), net.........  (1,821,806)     (193,562)    (74,552)      2,042      (3,059)   (41,034)
                                            -----------     ---------     -------     -------     -------    -------
     Increase (decrease) in net assets
       from capital transactions..........  (1,602,327)      861,629     (98,123)     (4,975)    (35,418)   (77,171)
                                            -----------     ---------     -------     -------     -------    -------
Increase (decrease) in net assets.........  (1,033,861)    2,721,411     (78,871)     36,080      22,403     79,279
Net assets at beginning of year...........   8,116,989     5,395,578     207,551     171,471     353,467    274,188
                                            -----------     ---------     -------     -------     -------    -------
Net assets at end of year................. $ 7,083,128     8,116,989     128,680     207,551     375,870    353,467
                                            ===========     =========     =======     =======     =======    =======
Change in units (note 5):
  Units purchased.........................     621,836       742,807       8,735         333       1,277      1,152
  Units redeemed..........................    (824,681)     (619,128)    (19,736)       (910)     (5,069)   (11,485)
                                            -----------     ---------     -------     -------     -------    -------
  Net increase (decrease) in units from
   capital transactions with contract
   owners.................................    (202,845)      123,679     (11,001)       (577)     (3,792)   (10,333)
                                            ===========     =========     =======     =======     =======    =======

                                           -------------------------------------------
                                                                      INVESCO VAN
                                                INVESCO VAN           KAMPEN V.I.
                                           KAMPEN V.I. COMSTOCK    EQUITY AND INCOME
                                                  FUND --               FUND --
                                             SERIES II SHARES      SERIES II SHARES
                                           --------------------  --------------------

                                           -------------------------------------------
                                              2010       2009       2010       2009
                                           ---------  ---------  ---------  ---------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).........   (44,124)    77,448     (2,813)     8,387
  Net realized gain (loss) on
   investments............................   (79,159)  (312,926)    (7,124)   (18,864)
  Change in unrealized appreciation
   (depreciation) on investments..........   547,448    918,306    149,391    243,646
  Capital gain distribution...............        --         --         --         --
                                           ---------  ---------  ---------  ---------
     Increase (decrease) in net assets
       from operations....................   424,165    682,828    139,454    233,169
                                           ---------  ---------  ---------  ---------
From capital transactions (note 4):
  Net premiums............................    31,186     58,099     15,944     77,324
  Death benefits..........................     1,744     (1,900)        --         --
  Surrenders..............................  (347,541)  (166,235)   (52,044)   (21,862)
  Cost of insurance and administrative
   expenses...............................    (5,736)    (4,796)    (4,596)    (3,500)
  Transfers between subaccounts
   (including fixed account), net.........    30,324   (190,962)   207,846     98,867
                                           ---------  ---------  ---------  ---------
     Increase (decrease) in net assets
       from capital transactions..........  (290,023)  (305,794)   167,150    150,829
                                           ---------  ---------  ---------  ---------
Increase (decrease) in net assets.........   134,142    377,034    306,604    383,998
Net assets at beginning of year........... 3,164,630  2,787,596  1,410,300  1,026,302
                                           ---------  ---------  ---------  ---------
Net assets at end of year................. 3,298,772  3,164,630  1,716,904  1,410,300
                                           =========  =========  =========  =========
Change in units (note 5):
  Units purchased.........................   253,096    118,453     37,317     30,457
  Units redeemed..........................  (277,705)  (150,266)   (19,364)   (10,226)
                                           ---------  ---------  ---------  ---------
  Net increase (decrease) in units from
   capital transactions with contract
   owners.................................   (24,609)   (31,813)    17,953     20,231
                                           =========  =========  =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                             ---------------------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                    BALANCED             GLOBAL         ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                     WEALTH             THEMATIC            GROWTH AND            INTERNATIONAL
                                    STRATEGY             GROWTH               INCOME                  VALUE
                                  PORTFOLIO --        PORTFOLIO --         PORTFOLIO --           PORTFOLIO --
                                    CLASS B              CLASS B             CLASS B                 CLASS B
                             ---------------------  ----------------  ---------------------  ----------------------
                                                                        YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                                2010        2009      2010     2009      2010        2009       2010        2009
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   53,006    (48,253)   1,941   (5,209)    (74,794)    99,078     123,713     (46,622)
 Net realized gain
   (loss) on investments....    (45,786)  (244,286)   3,213   (8,135)   (327,157)  (431,683) (1,279,528) (1,421,739)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    529,685  1,512,251   59,372  151,238     858,082  1,229,845   1,763,785   4,090,336
 Capital gain
   distribution.............         --         --       --       --          --         --          --          --
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    536,905  1,219,712   64,526  137,894     456,131    897,240     607,970   2,621,975
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    144,776    772,954   11,246   10,803      16,591     68,717     489,121   1,160,722
 Death benefits.............         --         --     (597)  (1,022)    (38,010)   (39,223)    (15,480)     (1,574)
 Surrenders.................   (486,313)  (163,856) (40,429)  (7,418)   (455,754)  (413,901)   (405,353)   (290,412)
 Cost of insurance and
   administrative
   expenses.................    (47,783)   (39,935)    (947)    (701)     (4,411)    (4,089)    (44,082)    (38,990)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (8,547)    63,167  (22,280)  52,026    (949,276)  (232,300)    487,668    (336,962)
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (397,867)   632,330  (53,007)  53,688  (1,430,860)  (620,796)    511,874     492,784
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................    139,038  1,852,042   11,519  191,582    (974,729)   276,444   1,119,844   3,114,759
Net assets at beginning
 of year....................  6,738,913  4,886,871  436,181  244,599   5,578,713  5,302,269  10,615,894   7,501,135
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
Net assets at end of year... $6,877,951  6,738,913  447,700  436,181   4,603,984  5,578,713  11,735,738  10,615,894
                             ==========  =========  =======  =======  ==========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............    561,615    805,330    2,902    8,775      98,124    677,911   2,204,276   1,498,457
 Units redeemed.............   (608,550)  (713,593)  (6,504)  (3,221)   (272,618)  (757,336) (2,090,798) (1,367,669)
                             ----------  ---------  -------  -------  ----------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (46,935)    91,737   (3,602)   5,554    (174,494)   (79,425)    113,478     130,788
                             ==========  =========  =======  =======  ==========  =========  ==========  ==========

                             ---------------------

                               ALLIANCEBERNSTEIN
                                   LARGE CAP
                                    GROWTH
                                 PORTFOLIO --
                                    CLASS B
                             --------------------

                             ---------------------
                                2010       2009
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (17,288)   (19,164)
 Net realized gain
   (loss) on investments....     6,036    (60,376)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   117,300    451,631
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   106,048    372,091
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............       183        487
 Death benefits.............    (1,265)    (1,229)
 Surrenders.................   (95,864)  (111,681)
 Cost of insurance and
   administrative
   expenses.................    (1,371)    (1,340)
 Transfers between
   subaccounts
   (including fixed
   account), net............    26,792    (55,051)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (71,525)  (168,814)
                             ---------  ---------
Increase (decrease) in
 net assets.................    34,523    203,277
Net assets at beginning
 of year.................... 1,406,522  1,203,245
                             ---------  ---------
Net assets at end of year... 1,441,045  1,406,522
                             =========  =========
Change in units (note 5):
 Units purchased............    11,208     19,616
 Units redeemed.............   (20,922)   (45,766)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (9,714)   (26,150)
                             =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             ALLIANCEBERNSTEIN
                             VARIABLE PRODUCTS
                             SERIES FUND, INC.
                                (CONTINUED)
                             -----------------
                             ALLIANCEBERNSTEIN
                                 SMALL CAP
                                   GROWTH
                                PORTFOLIO --
                                  CLASS B
                             -----------------

                             ------------------
                               2010      2009
                             --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (3,680)  (2,742)
 Net realized gain
   (loss) on investments....   17,632  (10,640)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   51,212   75,434
 Capital gain
   distribution.............       --       --
                             --------  -------
    Increase (decrease)
     in net assets from
     operations.............   65,164   62,052
                             --------  -------
From capital
 transactions (note 4):
 Net premiums...............    7,322   37,257
 Death benefits.............       --       --
 Surrenders.................  (43,903) (10,349)
 Cost of insurance and
   administrative
   expenses.................     (889)    (357)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (33,060)  28,677
                             --------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (70,530)  55,228
                             --------  -------
Increase (decrease) in
 net assets.................   (5,366) 117,280
Net assets at beginning
 of year....................  250,373  133,093
                             --------  -------
Net assets at end of year... $245,007  250,373
                             ========  =======
Change in units (note 5):
 Units purchased............    7,836   14,102
 Units redeemed.............  (15,057)  (5,826)
                             --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (7,221)   8,276
                             ========  =======

                                AMERICAN CENTURY
                                    VARIABLE                              AMERICAN CENTURY
                               PORTFOLIOS II, INC.                   VARIABLE PORTFOLIOS, INC.
                             ----------------------  ---------------------------------------------------------

                                       VP                   VP
                                    INFLATION            INCOME &                VP
                                   PROTECTION             GROWTH           INTERNATIONAL         VP ULTRA(R)
                                FUND -- CLASS II      FUND -- CLASS I     FUND -- CLASS I      FUND -- CLASS I
                             ----------------------  ----------------  ---------------------  ----------------
                                                  YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                2010        2009       2010     2009      2010       2009       2010     2009
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (8,853)     16,826     (359)  17,864      3,868       5,495   (4,149)  (4,647)
 Net realized gain
   (loss) on investments....  1,028,030     341,379  (12,880) (17,874)  (200,924)      5,021  (24,887) (37,407)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (581,390)    936,734   89,338   88,366    245,764     475,797   84,505  147,564
 Capital gain
   distribution.............         --          --       --       --         --          --       --       --
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............    437,787   1,294,939   76,099   88,356     48,708     486,313   55,469  105,510
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............  1,159,102   3,255,965       --      150        819         603       --    1,061
 Death benefits.............    (42,735)    (50,401)      --       --    (20,920)         --       --       --
 Surrenders.................   (716,242)   (647,583)  (4,798)  (6,235)   (67,248)    (87,489) (18,283) (28,435)
 Cost of insurance and
   administrative
   expenses.................    (80,560)    (80,170)    (321)    (294)      (856)     (1,347)    (509)    (523)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (6,350,801)  2,836,625  (15,383)  (1,946)  (812,061)   (195,412)     792  (30,970)
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (6,031,236)  5,314,436  (20,502)  (8,325)  (900,266)   (283,645) (18,000) (58,867)
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
Increase (decrease) in
 net assets................. (5,593,449)  6,609,375   55,597   80,031   (851,558)    202,668   37,469   46,643
Net assets at beginning
 of year.................... 20,135,835  13,526,460  639,284  559,253  1,851,330   1,648,662  407,450  360,807
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
Net assets at end of year... 14,542,386  20,135,835  694,881  639,284    999,772   1,851,330  444,919  407,450
                             ==========  ==========  =======  =======  =========  ==========  =======  =======
Change in units (note 5):
 Units purchased............  1,522,212   2,230,629    1,819    2,227    297,208   1,864,700    9,855    3,286
 Units redeemed............. (2,073,855) (1,723,792)  (3,532)  (3,538)  (398,119) (1,898,044) (11,475)  (9,957)
                             ----------  ----------  -------  -------  ---------  ----------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (551,643)    506,837   (1,713)  (1,311)  (100,911)    (33,344)  (1,620)  (6,671)
                             ==========  ==========  =======  =======  =========  ==========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                AMERICAN CENTURY
                              VARIABLE PORTFOLIOS,
                                INC. (CONTINUED)                        BLACKROCK VARIABLE SERIES FUNDS, INC.
                             ---------------------  ----------------------------------------------------------------------------
                                                                                                  BLACKROCK         BLACKROCK
                                                        BLACKROCK            BLACKROCK            LARGE CAP           VALUE
                                                       BASIC VALUE       GLOBAL ALLOCATION         GROWTH         OPPORTUNITIES
                                    VP VALUE          V.I. FUND --         V.I. FUND --         V.I. FUND --      V.I. FUND --
                                FUND -- CLASS I     CLASS III SHARES     CLASS III SHARES     CLASS III SHARES  CLASS III SHARES
                             ---------------------  ----------------  ----------------------  ----------------  ----------------
                                                                   YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                2010        2009      2010     2009      2010        2009       2010     2009     2010     2009
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    6,692     39,979   (1,324)   4,625    (559,568)    126,951   (3,080)  (2,793)  (6,013)  (2,798)
 Net realized gain
   (loss) on investments....    (31,508)   (80,949)  (3,245) (27,485)     18,118  (1,266,465)   2,669   (5,616) (55,635) (65,084)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    143,724    216,844   96,784  181,826   6,284,017  12,260,985   37,322   60,790  187,566  160,006
 Capital gain
   distribution.............         --         --       --       --     506,539          --       --       --       --       --
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............    118,908    175,874   92,215  158,966   6,249,106  11,121,471   36,911   52,381  125,918   92,124
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............        374        385   15,000  178,496   5,065,783  11,551,985       --       --   12,390   96,294
 Death benefits.............         --         --       --       --    (114,524)         --       --       --       --       --
 Surrenders.................    (66,732)   (43,063) (30,134)  (5,181) (2,314,766) (1,784,199) (21,025)  (9,574) (40,074)  (8,358)
 Cost of insurance and
   administrative
   expenses.................       (637)      (632)  (3,951)  (1,560)   (538,254)   (390,174)     (81)     (75)  (2,370)    (858)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (30,650)    (8,573)  (6,459)  18,040   3,019,739   1,450,089   27,244   10,866    7,578   10,005
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...    (97,645)   (51,883) (25,544) 189,795   5,117,978  10,827,701    6,138    1,217  (22,476)  97,083
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
Increase (decrease) in
 net assets.................     21,263    123,991   66,671  348,761  11,367,084  21,949,172   43,049   53,598  103,442  189,207
Net assets at beginning
 of year....................  1,106,622    982,631  860,576  511,815  77,717,184  55,768,012  260,884  207,286  481,994  292,787
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
Net assets at end of year... $1,127,885  1,106,622  927,247  860,576  89,084,268  77,717,184  303,933  260,884  585,436  481,994
                             ==========  =========  =======  =======  ==========  ==========  =======  =======  =======  =======
Change in units (note 5):
 Units purchased............      1,127     57,221   11,944   33,346   1,915,294   2,975,963    4,130   14,148   10,040   23,358
 Units redeemed.............     (8,203)   (61,638) (16,018)  (6,769) (1,442,120) (1,811,955)  (3,344) (13,881) (12,112)  (7,322)
                             ----------  ---------  -------  -------  ----------  ----------  -------  -------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (7,076)    (4,417)  (4,074)  26,577     473,174   1,164,008      786      267   (2,072)  16,036
                             ==========  =========  =======  =======  ==========  ==========  =======  =======  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              COLUMBIA FUNDS VARIABLE INSURANCE TRUST I                   DWS VARIABLE SERIES II
                             -------------------------------------------  -----------------------------------------------------
                                                      COLUMBIA MARSICO
                                COLUMBIA MARSICO        INTERNATIONAL        DWS DREMAN
                                  GROWTH FUND,       OPPORTUNITIES FUND,    SMALL MID CAP     DWS STRATEGIC     DWS TECHNOLOGY
                                    VARIABLE         VARIABLE SERIES --     VALUE VIP --      VALUE VIP --      VIP -- CLASS B
                               SERIES -- CLASS A           CLASS B         CLASS B SHARES    CLASS B SHARES         SHARES
                             ---------------------  --------------------  ----------------  ----------------  -----------------
                                                                   YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                2010        2009       2010       2009      2010     2009     2010     2009     2010      2009
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (49,698)   (22,909)   (76,870)    17,669   (5,350)     236      836   11,516    (1,811)  (2,172)
 Net realized gain
   (loss) on investments....     69,563   (229,412)  (556,558)  (886,288) (47,446) (61,302) (44,553) (77,983)   11,478   (2,342)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    631,521    903,407  1,564,898  3,065,157  211,614  237,602   84,743  161,814     6,742   67,235
 Capital gain
   distribution.............         --         --         --         --       --       --       --       --        --       --
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
    Increase (decrease)
     in net assets from
     operations.............    651,386    651,086    931,470  2,196,538  158,818  176,536   41,026   95,347    16,409   62,721
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
From capital
 transactions (note 4):
 Net premiums...............     98,494    171,199    389,832    732,766      298    1,339       --    1,021        --       --
 Death benefits.............    (10,057)        --     (7,690)      (775)      --   (2,321)      --  (20,761)       --       --
 Surrenders.................   (233,483)  (455,956)  (411,677)  (277,887) (55,423) (27,265) (50,861) (44,983) (105,126)  (4,861)
 Cost of insurance and
   administrative
   expenses.................    (11,528)    (8,146)   (31,087)   (25,170)    (562)    (501)    (527)    (490)     (205)    (189)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (1,542)   (20,035)  (480,592)  (481,365)   2,278   16,044   26,879    4,800    21,229    5,881
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (158,116)  (312,938)  (541,214)   (52,431) (53,409) (12,704) (24,509) (60,413)  (84,102)     831
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
Increase (decrease) in
 net assets.................    493,270    338,148    390,256  2,144,107  105,409  163,832   16,517   34,934   (67,693)  63,552
Net assets at beginning
 of year....................  3,287,813  2,949,665  8,300,212  6,156,105  811,483  647,651  455,759  420,825   168,030  104,478
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
Net assets at end of year... $3,781,083  3,287,813  8,690,468  8,300,212  916,892  811,483  472,276  455,759   100,337  168,030
                             ==========  =========  =========  =========  =======  =======  =======  =======  ========  =======
Change in units (note 5):
 Units purchased............     75,909     98,150    666,308    593,717    3,418    3,586    4,012    3,873     1,963    2,027
 Units redeemed.............    (81,635)  (121,697)  (728,554)  (558,270)  (6,219)  (4,279)  (6,573)  (9,634)   (7,814)  (1,776)
                             ----------  ---------  ---------  ---------  -------  -------  -------  -------  --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (5,726)   (23,547)   (62,246)    35,447   (2,801)    (693)  (2,561)  (5,761)   (5,851)     251
                             ==========  =========  =========  =========  =======  =======  =======  =======  ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       DREYFUS
                             -------------------------------------------------------------
                                  DREYFUS                                 THE DREYFUS
                                 INVESTMENT        DREYFUS VARIABLE        SOCIALLY
                             PORTFOLIOS MIDCAP    INVESTMENT FUND --      RESPONSIBLE
                             STOCK PORTFOLIO --      MONEY MARKET      GROWTH FUND, INC. --
                               INITIAL SHARES         PORTFOLIO         INITIAL SHARES
                             -----------------  ---------------------  -------------------


                                                           YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------
                               2010      2009      2010       2009       2010       2009
                             --------  -------  ---------  ----------   -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (620)      (1)   (24,285)    (25,537)  (2,047)    (1,456)
 Net realized gain
   (loss) on investments....   (8,486) (20,570)        --         (34)   2,791         31
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   37,720   54,623          1          (2)  36,344     73,418
                             --------  -------  ---------  ----------   -------   -------
 Capital gain
   distribution.............       --       --         --          --       --         --
                             --------  -------  ---------  ----------   -------   -------
    Increase (decrease)
     in net assets from
     operations.............   28,614   34,052    (24,284)    (25,573)  37,088     71,993
From capital
 transactions (note 4):
 Net premiums...............      967    1,007     33,547          --    1,000      1,000
 Death benefits.............       --       --   (225,186)   (762,285)      --         --
 Surrenders.................  (12,662)  (1,678)  (521,436)   (397,341)  (6,700)   (10,410)
 Cost of insurance and
   administrative
   expenses.................     (167)    (176)    (1,707)     (1,508)    (438)      (378)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (15,930) (10,352) 1,028,144    (518,633)    (827)    (5,156)
                             --------  -------  ---------  ----------   -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (27,792) (11,199)   313,362  (1,679,767)  (6,965)   (14,944)
                             --------  -------  ---------  ----------   -------   -------
Increase (decrease) in
 net assets.................      822   22,853    289,078  (1,705,340)  30,123     57,049
Net assets at beginning
 of year....................  134,445  111,592  1,153,507   2,858,847  283,933    226,884
                             --------  -------  ---------  ----------   -------   -------
Net assets at end of year... $135,267  134,445  1,442,585   1,153,507  314,056    283,933
                             ========  =======  =========  ==========   =======   =======
Change in units (note 5):
 Units purchased............      360    1,252    322,346     159,524    1,013      1,193
 Units redeemed.............   (2,440)  (2,385)  (292,634)   (318,770)  (1,777)    (2,972)
                             --------  -------  ---------  ----------   -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (2,080)  (1,133)    29,712    (159,246)    (764)    (1,779)
                             ========  =======  =========  ==========   =======   =======

                                           EATON VANCE VARIABLE TRUST
                             ------------------------------------------------------



                                VT FLOATING-RATE      VT WORLDWIDE HEALTH SCIENCES
                                   INCOME FUND                    FUND
                             ----------------------  ------------------------------
                                                        PERIOD FROM
                                                        JANUARY 1 TO     YEAR ENDED
                                                     SEPTEMBER 17, 2010 DECEMBER 31,
                             ----------------------- ------------------ ------------
                                2010        2009            2010            2009
                             ----------  ----------  ------------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    252,576     338,331         (12,421)         9,721
 Net realized gain
   (loss) on investments....    299,469    (324,709)        (21,351)       (81,826)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    107,208   3,550,755          45,071         81,301
                             ----------  ----------      ----------      ---------
 Capital gain
   distribution.............         --          --          42,037         75,029
                             ----------  ----------      ----------      ---------
    Increase (decrease)
     in net assets from
     operations.............    659,253   3,564,377          53,336         84,225
From capital
 transactions (note 4):
 Net premiums...............    448,058     887,248             450         30,780
 Death benefits.............    (13,039)     (6,018)           (690)            --
 Surrenders.................   (799,383)   (853,615)       (118,054)      (149,467)
 Cost of insurance and
   administrative
   expenses.................    (21,760)    (23,495)           (825)        (1,480)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (4,973,156)   (455,217)     (1,128,048)       (16,233)
                             ----------  ----------      ----------      ---------
    Increase (decrease)
     in net assets from
     capital transactions... (5,359,280)   (451,097)     (1,247,167)      (136,400)
                             ----------  ----------      ----------      ---------
Increase (decrease) in
 net assets................. (4,700,027)  3,113,280      (1,193,831)       (52,175)
Net assets at beginning
 of year.................... 11,947,534   8,834,254       1,193,831      1,246,006
                             ----------  ----------      ----------      ---------
Net assets at end of year...  7,247,507  11,947,534              --      1,193,831
                             ==========  ==========      ==========      =========
Change in units (note 5):
 Units purchased............    666,033     800,949          12,709         24,782
 Units redeemed............. (1,164,684)   (851,291)        (92,800)       (37,126)
                             ----------  ----------      ----------      ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (498,651)    (50,342)        (80,091)       (12,344)
                             ==========  ==========      ==========      =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                EVERGREEN VARIABLE
                                   ANNUITY TRUST
                             ------------------------  --------------------------------
                                                         FEDERATED
                                                          CAPITAL
                                     EVERGREEN          APPRECIATION
                                     VA OMEGA            FUND II --   FEDERATED CAPITAL
                                  FUND -- CLASS 2      PRIMARY SHARES  INCOME FUND II
                             ------------------------  -------------- ----------------
                             PERIOD FROM                PERIOD FROM      YEAR ENDED
                             JANUARY 1 TO  YEAR ENDED   MARCH 12 TO     DECEMBER 31,
                               JULY 16,   DECEMBER 31,  DECEMBER 31,  ----------------
                                 2010         2009          2010        2010     2009
                             ------------ ------------ -------------- -------  -------
Increase (decrease) in
 net assets
From operation:
 Net investment income
   (expense)................  $    (378)       (627)       (1,050)      5,674    6,552
 Net realized gain
   (loss) on investments....     22,152       1,383          (719)     (2,030) (13,085)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (29,295)     31,387         7,764       9,067   35,210
 Capital gain
   distribution.............         --          --            --          --       --
                              ---------     -------       -------     -------  -------
    Increase (decrease)
     in net assets from
     operations.............     (7,521)     32,143         5,995      12,711   28,677
                              ---------     -------       -------     -------  -------
From capital
 transactions (note 4):
 Net premiums...............         --      11,242           200          --    2,693
 Death benefits.............         --          --            --          --  (25,545)
 Surrenders.................    (11,238)       (255)      (15,684)     (7,551)  (4,327)
 Cost of insurance and
   administrative
   expenses.................       (251)       (416)          (93)       (133)    (126)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (105,537)     17,309       105,149         155      376
                              ---------     -------       -------     -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (117,026)     27,880        89,572      (7,529) (26,929)
                              ---------     -------       -------     -------  -------
Increase (decrease) in
 net assets.................   (124,547)     60,023        95,567       5,182    1,748
Net assets at beginning
 of year....................    124,547      64,524            --     124,501  122,753
                              ---------     -------       -------     -------  -------
Net assets at end of year...  $      --     124,547        95,567     129,683  124,501
                              =========     =======       =======     =======  =======
Change in units (note 5):
 Units purchased............        491       3,790        10,538          45      366
 Units redeemed.............    (11,367)     (1,022)       (1,658)       (772)  (3,489)
                              ---------     -------       -------     -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (10,876)      2,768         8,880        (727)  (3,123)
                              =========     =======       =======     =======  =======

                                 FEDERATED INSURANCE SERIES
                             -----------------------------------------------------------------

                                     FEDERATED             FEDERATED           FEDERATED
                                   CLOVER VALUE           HIGH INCOME         HIGH INCOME
                                    FUND II --          BOND FUND II --     BOND FUND II --
                                  PRIMARY SHARES        PRIMARY SHARES      SERVICE SHARES
                             ------------------------  ----------------  --------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED          YEAR ENDED DECEMBER 31,
                              MARCH 12,   DECEMBER 31, --------------------------------------
                                 2010         2009       2010     2009      2010       2009
                             ------------ ------------ -------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operation:
 Net investment income
   (expense)................      1,730       1,677      7,312   14,378    341,118    416,601
 Net realized gain
   (loss) on investments....    (76,841)    (46,830)      (564) (14,990)   (27,083)  (235,533)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     78,862      55,082      5,793   51,853    321,850  1,617,535
 Capital gain
   distribution.............         --          --         --       --         --         --
                               --------     -------    -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............      3,751       9,929     12,541   51,241    635,885  1,798,603
                               --------     -------    -------  -------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        165         407         --       --     27,487     98,395
 Death benefits.............     (1,825)         --         --       --     (5,850)        --
 Surrenders.................     (7,611)    (11,632)   (90,339) (69,226)  (519,595)  (487,235)
 Cost of insurance and
   administrative
   expenses.................        (13)       (131)       (56)     (89)    (7,880)    (6,831)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (105,246)    (12,654)      (508)   3,748    (32,624)    44,994
                               --------     -------    -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (114,530)    (24,010)   (90,903) (65,567)  (538,462)  (350,677)
                               --------     -------    -------  -------  ---------  ---------
Increase (decrease) in
 net assets.................   (110,779)    (14,081)   (78,362) (14,326)    97,423  1,447,926
Net assets at beginning
 of year....................    110,779     124,860    103,953  118,279  5,271,515  3,823,589
                               --------     -------    -------  -------  ---------  ---------
Net assets at end of year...         --     110,779     25,591  103,953  5,368,938  5,271,515
                               ========     =======    =======  =======  =========  =========
Change in units (note 5):
 Units purchased............         23       1,529      4,889      371     21,376     38,961
 Units redeemed.............    (12,579)     (4,981)   (10,600)  (5,589)   (54,938)   (67,947)
                               --------     -------    -------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (12,556)     (3,452)    (5,711)  (5,218)   (33,562)   (28,986)
                               ========     =======    =======  =======  =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FEDERATED INSURANCE
                               SERIES (CONTINUED)
                             ---------------------  -----------------
                                                        VIP ASSET
                               FEDERATED KAUFMANN      MANAGER/SM/
                                   FUND II --         PORTFOLIO --
                                 SERVICE SHARES       INITIAL CLASS
                             ---------------------  ----------------

                             ----------------------------------------
                                2010        2009      2010     2009
                             ----------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (146,366)   (90,688)   1,345    1,574
 Net realized gain
   (loss) on investments....    372,059    (44,043)  (1,446) (17,665)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,223,106  1,497,926   19,696   52,530
 Capital gain
   distribution.............         --         --       --       --
                             ----------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............  1,448,799  1,363,195   19,595   36,439
                             ----------  ---------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............    332,045    629,220       --       --
 Death benefits.............    (11,612)      (696)      --       --
 Surrenders.................   (521,108)  (298,813)  (9,509) (42,808)
 Cost of insurance and
   administrative
   expenses.................    (43,715)   (19,471)    (113)    (124)
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,832,956    (93,265)      59      117
                             ----------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  1,588,566    216,975   (9,563) (42,815)
                             ----------  ---------  -------  -------
Increase (decrease) in
 net assets.................  3,037,365  1,580,170   10,032   (6,376)
Net assets at beginning
 of year....................  6,408,808  4,828,638  162,992  169,368
                             ----------  ---------  -------  -------
Net assets at end of year... $9,446,173  6,408,808  173,024  162,992
                             ==========  =========  =======  =======
Change in units (note 5):
 Units purchased............    819,121    444,791       13       14
 Units redeemed.............   (577,519)  (388,008)    (780)  (4,297)
                             ----------  ---------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    241,602     56,783     (767)  (4,283)
                             ==========  =========  =======  =======

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             ----------------------------------------------------------------
                                 VIP ASSET
                                MANAGER/SM/          VIP BALANCED         VIP CONTRAFUND(R)
                                PORTFOLIO --     PORTFOLIO -- SERVICE       PORTFOLIO --
                              SERVICE CLASS 2           CLASS 2             INITIAL CLASS
                             -----------------  ----------------------  --------------------
                              YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------
                               2010      2009      2010        2009        2010       2009
                             --------  -------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (435)   4,842      26,560      29,384     (2,226)      (876)
 Net realized gain
   (loss) on investments....   14,694  (77,341)    137,513    (520,212)   (54,331)  (118,892)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   90,883  268,806   1,882,739   4,037,496    209,690    437,634
 Capital gain
   distribution.............       --       --          --          --         --         --
                             --------  -------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  105,142  196,307   2,046,812   3,546,668    153,133    317,866
                             --------  -------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............       --       --     378,821     432,491         --        835
 Death benefits.............       --   (7,421)         --          --     (9,610)   (66,708)
 Surrenders.................  (29,901) (13,712)   (905,747)   (458,223)  (212,758)  (162,626)
 Cost of insurance and
   administrative
   expenses.................   (1,452)  (1,224)    (52,003)    (41,359)    (1,113)    (1,331)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (168,676) (48,965) (1,344,949)   (166,220)    (2,928)    (7,078)
                             --------  -------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (200,029) (71,322) (1,923,878)   (233,311)  (226,409)  (236,908)
                             --------  -------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (94,887) 124,985     122,934   3,313,357    (73,276)    80,958
Net assets at beginning
 of year....................  922,362  797,377  13,485,627  10,172,270  1,131,502  1,050,544
                             --------  -------  ----------  ----------  ---------  ---------
Net assets at end of year...  827,475  922,362  13,608,561  13,485,627  1,058,226  1,131,502
                             ========  =======  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............   24,486   29,162     298,042     334,381      3,638        648
 Units redeemed.............  (41,479) (36,924)   (471,387)   (361,285)   (17,856)   (18,707)
                             --------  -------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (16,993)  (7,762)   (173,345)    (26,904)   (14,218)   (18,059)
                             ========  =======  ==========  ==========  =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -------------------------------------------------------------------------------------
                                                         VIP DYNAMIC
                                                           CAPITAL
                                VIP CONTRAFUND(R)       APPRECIATION       VIP EQUITY-        VIP EQUITY-INCOME
                                   PORTFOLIO --         PORTFOLIO --    INCOME PORTFOLIO --      PORTFOLIO --
                                 SERVICE CLASS 2       SERVICE CLASS 2    INITIAL CLASS        SERVICE CLASS 2
                             -----------------------  ----------------  -----------------   ---------------------
                                                                    YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------
                                 2010        2009       2010     2009     2010       2009      2010        2009
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (108,882)    (50,836)  (3,963)  (3,595)    1,057     5,011      (6,888)    22,117
 Net realized gain
   (loss) on investments....    (799,421) (1,633,292)  (5,056)  (4,361)  (58,433)  (65,281)   (380,829)  (654,054)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,008,283   7,088,640   54,833   80,057   131,139   205,639   1,054,648  1,955,445
 Capital gain
   distribution.............          --          --       --       --        --        --          --         --
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   3,099,980   5,404,512   45,814   72,101    73,763   145,369     666,931  1,323,508
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     293,576   1,191,347       --       --       365     1,218      33,364     (5,189)
 Death benefits.............     (34,202)    (49,361)      --       --        --   (26,569)    (39,273)   (28,099)
 Surrenders.................  (1,839,383)   (916,308)  (6,810)  (1,464) (214,886)  (30,005)   (559,686)  (375,124)
 Cost of insurance and
   administrative
   expenses.................     (55,478)    (38,432)    (513)    (444)     (360)     (426)     (6,609)    (5,546)
 Transfers between
   subaccounts
   (including fixed
   account), net............      70,662     365,146      623   (1,479)   (6,232)  (15,268)   (511,428)  (171,998)
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,564,825)    552,392   (6,700)  (3,387) (221,113)  (71,050) (1,083,632)  (585,956)
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
Increase (decrease) in
 net assets.................   1,535,155   5,956,904   39,114   68,714  (147,350)   74,319    (416,701)   737,552
Net assets at beginning
 of year....................  22,180,450  16,223,546  285,355  216,641   662,562   588,243   5,814,111  5,076,559
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
Net assets at end of year... $23,715,605  22,180,450  324,469  285,355   515,212   662,562   5,397,410  5,814,111
                             ===========  ==========  =======  =======  ========   =======  ==========  =========
Change in units (note 5):
 Units purchased............     647,154   1,292,608      789      249       230     1,139     485,414    847,733
 Units redeemed.............    (775,789) (1,192,928)  (1,300)    (651)  (19,143)   (9,533)   (598,051)  (918,768)
                             -----------  ----------  -------  -------  --------   -------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (128,635)     99,680     (511)    (402)  (18,913)   (8,394)   (112,637)   (71,035)
                             ===========  ==========  =======  =======  ========   =======  ==========  =========

                             ----------------

                               VIP GROWTH &
                                  INCOME
                               PORTFOLIO --
                               INITIAL CLASS
                             ----------------

                             ----------------
                               2010     2009
                             -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,499)    (618)
 Net realized gain
   (loss) on investments....  (6,871)  (7,338)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  36,540   56,453
 Capital gain
   distribution.............      --       --
                             -------  -------
    Increase (decrease)
     in net assets from
     operations.............  28,170   48,497
                             -------  -------
From capital
 transactions (note 4):
 Net premiums...............      --       --
 Death benefits............. (19,228)  (2,224)
 Surrenders................. (17,499) (10,617)
 Cost of insurance and
   administrative
   expenses.................    (277)    (270)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (17)     252
                             -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (37,021) (12,859)
                             -------  -------
Increase (decrease) in
 net assets.................  (8,851)  35,638
Net assets at beginning
 of year.................... 235,594  199,956
                             -------  -------
Net assets at end of year... 226,743  235,594
                             =======  =======
Change in units (note 5):
 Units purchased............      29       60
 Units redeemed.............  (3,611)  (1,598)
                             -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (3,582)  (1,538)
                             =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ---------------------------------------------------------------------------------
                                      VIP                  VIP
                                    GROWTH &             GROWTH              VIP                  VIP
                                     INCOME           OPPORTUNITIES         GROWTH              GROWTH
                                  PORTFOLIO --        PORTFOLIO --       PORTFOLIO --        PORTFOLIO --
                                SERVICE CLASS 2       INITIAL CLASS     INITIAL CLASS       SERVICE CLASS 2
                             ---------------------  ----------------  -----------------  --------------------
                                                                     YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------
                                2010        2009      2010     2009     2010      2009      2010       2009
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets
Form operations:
 Net investment income
   (expense)................ $  (17,061)    (9,467)  (1,749)  (1,214)   (3,693)  (3,600)   (16,379)   (16,094)
 Net realized gain
   (loss) on investments....    (49,861)  (146,853)  (6,495) (11,809)  (30,307) (23,012)     5,114   (110,847)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    243,133    470,726   35,959   60,048   123,437  127,576    278,336    424,578
 Capital gain
   distribution.............         --         --       --       --        --       --         --         --
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    176,211    314,406   27,715   47,025    89,437  100,964    267,071    297,637
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      5,171     36,661      365      407        --    4,043      2,105      2,681
 Death benefits.............         --       (858)      --       --   (10,530)  (2,327)     1,912        343
 Surrenders.................   (157,748)  (120,814) (31,889) (15,767)  (80,117) (26,830)  (322,801)   (99,464)
 Cost of insurance and
   administrative
   expenses.................     (2,091)    (1,289)    (103)    (110)     (488)    (529)    (1,296)    (1,112)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (46,356)   (20,388)    (166)    (181)  (17,284)   2,517    (18,928)  (131,649)
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (201,024)  (106,688) (31,793) (15,651) (108,419) (23,126)  (339,008)  (229,201)
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    (24,813)   207,718   (4,078)  31,374   (18,982)  77,838    (71,937)    68,436
Net assets at beginning
 of year....................  1,596,259  1,388,541  150,627  119,253   478,046  400,208  1,390,656  1,322,220
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
Net assets at end of year... $1,571,446  1,596,259  146,549  150,627   459,064  478,046  1,318,719  1,390,656
                             ==========  =========  =======  =======  ========  =======  =========  =========
Change in units (note 5):
 Units purchased............     10,441     26,773       62       72        25      966      7,661     17,292
 Units redeemed.............    (32,585)   (38,551)  (4,411)  (3,046)  (11,492)  (4,100)   (49,041)   (53,215)
                             ----------  ---------  -------  -------  --------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (22,144)   (11,778)  (4,349)  (2,974)  (11,467)  (3,134)   (41,380)   (35,923)
                             ==========  =========  =======  =======  ========  =======  =========  =========

                             ---------------------
                                      VIP
                                  INVESTMENT
                                  GRADE BOND
                                 PORTFOLIO --
                                SERVICE CLASS 2
                             --------------------

                             ---------------------
                                2010       2009
                             ---------  ---------
Increase (decrease) in
 net assets
Form operations:
 Net investment income
   (expense)................    57,865     68,822
 Net realized gain
   (loss) on investments....    61,233     10,928
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (17,914)    20,096
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   101,184     99,846
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   150,271    763,614
 Death benefits.............        --         --
 Surrenders.................   (80,585)     3,377
 Cost of insurance and
   administrative
   expenses.................   (15,927)    (5,998)
 Transfers between
   subaccounts
   (including fixed
   account), net............   272,332    270,407
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   326,091  1,031,400
                             ---------  ---------
Increase (decrease) in
 net assets.................   427,275  1,131,246
Net assets at beginning
 of year.................... 1,576,798    445,552
                             ---------  ---------
Net assets at end of year... 2,004,073  1,576,798
                             =========  =========
Change in units (note 5):
 Units purchased............   239,295    159,996
 Units redeemed.............  (210,252)   (61,724)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    29,043     98,272
                             =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                           ----------------------------------------------------------
                                                                                            VIP
                                                     VIP                  VIP              VALUE
                                                   MID CAP             OVERSEAS         STRATEGIES
                                                PORTFOLIO --         PORTFOLIO --      PORTFOLIO --
                                               SERVICE CLASS 2       INITIAL CLASS    SERVICE CLASS 2
                                           ----------------------  ----------------  ----------------
                                                             YEAR ENDED DECEMBER 31,
                                           ----------------------------------------------------------
                                               2010        2009      2010     2009     2010     2009
                                           -----------  ---------  -------  -------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (105,854)   (42,501)     365    1,643   (4,036)  (2,993)
 Net realized gain (loss) on investments..     (68,860)  (564,325)  (2,685) (23,957) (13,438) (26,672)
 Change in unrealized appreciation
   (depreciation) on investments..........   2,479,982  3,180,334   24,011   63,826   92,495  149,150
 Capital gain distribution................          --         --       --       --       --       --
                                           -----------  ---------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from operations......................   2,305,268  2,573,508   21,691   41,512   75,021  119,485
                                           -----------  ---------  -------  -------  -------  -------
From capital transactions (note 4):
 Net premiums.............................      47,283    272,479       --       --       --    3,405
 Death benefits...........................     (14,073)     1,177   (6,862)  (8,846)      --       --
 Surrenders...............................    (958,230)  (512,648)  (7,296) (45,571) (30,757)  (4,709)
 Cost of insurance and administrative
   expenses...............................     (13,754)   (10,325)    (146)    (140)    (499)    (355)
 Transfers between subaccounts
   (including fixed account), net.........    (323,701)  (262,682)   1,180    3,690   13,845   (9,261)
                                           -----------  ---------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from capital transactions............  (1,262,475)  (511,999) (13,124) (50,867) (17,411) (10,920)
                                           -----------  ---------  -------  -------  -------  -------
Increase (decrease) in net assets.........   1,042,793  2,061,509    8,567   (9,355)  57,610  108,565
Net assets at beginning of year...........   9,369,182  7,307,673  194,853  204,208  310,357  201,792
                                           -----------  ---------  -------  -------  -------  -------
Net assets at end of year................. $10,411,975  9,369,182  203,420  194,853  367,967  310,357
                                           ===========  =========  =======  =======  =======  =======
Change in units (note 5):
 Units purchased..........................     138,302     82,094      126      428    3,469    4,075
 Units redeemed...........................    (199,389)  (117,000)  (1,225)  (5,711)  (4,261)  (4,084)
                                           -----------  ---------  -------  -------  -------  -------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................     (61,087)   (34,906)  (1,099)  (5,283)    (792)      (9)
                                           ===========  =========  =======  =======  =======  =======

                                              FRANKLIN TEMPLETON VARIABLE INSURANCE
                                                          PRODUCTS TRUST
                                           -------------------------------------------

                                                   FRANKLIN            FRANKLIN LARGE
                                                    INCOME               CAP GROWTH
                                              SECURITIES FUND --     SECURITIES FUND --
                                                CLASS 2 SHARES         CLASS 2 SHARES
                                           ------------------------  -----------------

                                           --------------------------------------------
                                               2010         2009       2010     2009
                                           -----------  -----------  -------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   4,739,466    5,762,264   (2,922)     (821)
 Net realized gain (loss) on investments..  (1,923,612)  (5,764,867)  (7,160)  (14,968)
 Change in unrealized appreciation
   (depreciation) on investments..........   7,258,768   26,673,918   52,594   105,628
 Capital gain distribution................          --           --       --        --
                                           -----------  -----------  -------  --------
    Increase (decrease) in net assets
     from operations......................  10,074,622   26,671,315   42,512    89,839
                                           -----------  -----------  -------  --------
From capital transactions (note 4):
 Net premiums.............................   1,237,536      744,491      431       581
 Death benefits...........................    (117,318)    (109,873)      --    (4,713)
 Surrenders...............................  (4,684,624)  (4,189,577) (20,280)  (20,826)
 Cost of insurance and administrative
   expenses...............................    (309,471)    (291,141)    (373)     (383)
 Transfers between subaccounts
   (including fixed account), net.........  (5,025,568)  (7,576,162)  50,933   (25,903)
                                           -----------  -----------  -------  --------
    Increase (decrease) in net assets
     from capital transactions............  (8,899,445) (11,422,262)  30,711   (51,244)
                                           -----------  -----------  -------  --------
Increase (decrease) in net assets.........   1,175,177   15,249,053   73,223    38,595
Net assets at beginning of year........... 103,030,627   87,781,574  417,502   378,907
                                           -----------  -----------  -------  --------
Net assets at end of year................. 104,205,804  103,030,627  490,725   417,502
                                           ===========  ===========  =======  ========
Change in units (note 5):
 Units purchased..........................   2,732,170    3,238,741    6,456   201,355
 Units redeemed...........................  (3,590,017)  (4,597,045)  (4,047) (208,520)
                                           -----------  -----------  -------  --------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................    (857,847)  (1,358,304)   2,409    (7,165)
                                           ===========  ===========  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                            ------------------------
                               FRANKLIN TEMPLETON
                               VIP FOUNDING FUNDS
                               ALLOCATION FUND --
                                 CLASS 2 SHARES
                            -----------------------



                            ------------------------
                                2010        2009
                            -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $    68,767     142,240
 Net realized gain
   (loss) on investments...    (135,712)   (711,411)
 Change in unrealized
   appreciation
   (depreciation)
   on investments..........   1,580,847   4,862,233
 Capital gain
   distribution............       1,482          --
                            -----------  ----------
    Increase (decrease)
     in net assets from
     operations............   1,515,384   4,293,062
                            -----------  ----------
From capital
 transactions (note 4):
 Net premiums..............     153,669     323,522
 Death benefits............          --          --
 Surrenders................    (801,639)   (544,320)
 Cost of insurance and
   administrative
   expenses................    (121,501)   (114,098)
 Transfers between
   subaccounts
   (including fixed
   account), net...........    (141,951)    475,040
                            -----------  ----------
    Increase (decrease)
     in net assets
     from capital
     transactions..........    (911,422)    140,144
                            -----------  ----------
Increase (decrease) in
 net assets................     603,962   4,433,206
Net assets at beginning
 of year...................  18,727,513  14,294,307
                            -----------  ----------
Net assets at end of year.. $19,331,475  18,727,513
                            ===========  ==========
Change in units (note 5):
 Units purchased...........     564,786     863,196
 Units redeemed............    (675,394)   (809,258)
                            -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners.........    (110,608)     53,938
                            ===========  ==========

                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                            ---------------------------------------------------------------------------------------------
                                                       TEMPLETON             TEMPLETON                 TEMPLETON
                                 MUTUAL SHARES          FOREIGN               FOREIGN                   GLOBAL
                              SECURITIES FUND --    SECURITIES FUND --   SECURITIES FUND --    ASSET ALLOCATION FUND --
                                CLASS 2 SHARES      CLASS 1 SHARES         CLASS 2 SHARES           CLASS 2 SHARES
                            ----------------------  -----------------  ---------------------  --------------------------
                                                                                               PERIOD FROM
                                                                                               JANUARY 1 TO   YEAR ENDED
                                    YEAR ENDED DECEMBER 31,                                   APRIL 30, 2010 DECEMBER 31,
                            ----------------------------------------------------------------- -------------- ------------
                               2010        2009      2010      2009       2010       2009          2010          2009
                            ----------  ----------   ------   ------   ---------  ----------  -------------- ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    (28,567)     26,509     235       858       6,407      53,030       21,729       36,367
 Net realized gain
   (loss) on investments...    655,154      (9,181) (1,909)   (1,551)   (306,765)    (73,695)    (326,964)     (76,277)
 Change in unrealized
   appreciation
   (depreciation)
   on investments..........    344,054   2,523,882   3,751    11,461     420,898     887,202      284,961      118,316
 Capital gain
   distribution............         --          --      --     1,577          --     134,284       38,711        7,003
                            ----------  ----------   ------   ------   ---------  ----------     --------      -------
    Increase (decrease)
     in net assets from
     operations............    970,641   2,541,210   2,077    12,345     120,540   1,000,821       18,437       85,409
                            ----------  ----------   ------   ------   ---------  ----------     --------      -------
From capital
 transactions (note 4):
 Net premiums..............    647,336   1,756,577      --        --       1,590       2,076           --           80
 Death benefits............    (30,084)    (16,794)     --        --     (21,520)    (18,390)          --           --
 Surrenders................   (554,873)   (366,771) (7,215)   (1,517)   (175,460)   (132,148)      (8,974)     (14,410)
 Cost of insurance and
   administrative
   expenses................    (56,942)    (49,544)    (51)      (48)     (1,609)     (2,045)        (125)        (496)
 Transfers between
   subaccounts
   (including fixed
   account), net........... (2,890,780)    393,919     983    (2,071)   (635,140)    (84,433)    (536,570)     (20,513)
                            ----------  ----------   ------   ------   ---------  ----------     --------      -------
    Increase (decrease)
     in net assets
     from capital
     transactions.......... (2,885,343)  1,717,387  (6,283)   (3,636)   (832,139)   (234,940)    (545,669)     (35,339)
                            ----------  ----------   ------   ------   ---------  ----------     --------      -------
Increase (decrease) in
 net assets................ (1,914,702)  4,258,597  (4,206)    8,709    (711,599)    765,881     (527,232)      50,070
Net assets at beginning
 of year................... 13,786,749   9,528,152  45,277    36,568   3,786,582   3,020,701      527,232      477,162
                            ----------  ----------   ------   ------   ---------  ----------     --------      -------
Net assets at end of year.. 11,872,047  13,786,749  41,071    45,277   3,074,983   3,786,582           --      527,232
                            ==========  ==========   ======   ======   =========  ==========     ========      =======
Change in units (note 5):
 Units purchased...........  1,040,957   1,431,784     170        29     291,900   1,831,243        1,426        3,241
 Units redeemed............ (1,398,558) (1,188,018)   (741)     (377)   (381,060) (1,862,290)     (31,692)      (5,827)
                            ----------  ----------   ------   ------   ---------  ----------     --------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners.........   (357,601)    243,766    (571)     (348)    (89,160)    (31,047)     (30,266)      (2,586)
                            ==========  ==========   ======   ======   =========  ==========     ========      =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FRANKLIN TEMPLETON VARIABLE INSURANCE
                                   PRODUCTS TRUST (CONTINUED)                         GE INVESTMENTS FUNDS, INC.
                             --------------------------------------  -----------------------------------------------------------
                             TEMPLETON GLOBAL
                              BOND SECURITIES    TEMPLETON GROWTH      CORE VALUE EQUITY                          INTERNATIONAL
                              FUND -- CLASS 1   SECURITIES FUND --      FUND -- CLASS 1       INCOME FUND --      EQUITY FUND --
                                  SHARES          CLASS 2 SHARES            SHARES            CLASS 1 SHARES      CLASS 1 SHARES
                             ----------------  --------------------  --------------------  --------------------  ---------------
                                                                   YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                               2010     2009      2010       2009       2010       2009       2010       2009     2010     2009
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   410    6,121     (7,758)    34,229     (4,114)    (4,272)    33,090     55,721    (378)     270
 Net realized gain
   (loss) on investments....   3,772    2,427    (27,133)   (10,145)   (56,313)   (68,180)   (26,783)  (143,991) (2,999) (75,008)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,716   (1,365)   153,068    649,394    181,582    355,044    119,403    220,054   6,085   94,609
 Capital gain
   distribution.............     222       --         --         --         --         --         --         --      --       --
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
    Increase (decrease)
     in net assets from
     operations.............   9,120    7,183    118,177    673,478    121,155    282,592    125,710    131,784   2,708   19,871
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
From capital
 transactions (note 4):
 Net premiums...............      --       10     86,648    249,168     31,077     85,741      5,337     14,045      --       --
 Death benefits.............      --       --    (15,678)        --     22,909    (10,124)     2,749    (50,048)     --   (3,065)
 Surrenders.................  (5,001) (19,706)  (105,264)   (85,990)  (298,457)  (128,211)  (281,679)  (462,333)   (329)  (5,573)
 Cost of insurance and
   administrative
   expenses.................     (50)     (71)    (6,424)    (4,106)    (2,695)    (1,792)    (4,671)    (4,720)    (59)     (92)
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,037   24,401   (408,683)   (28,191)   (62,298)    89,832     (4,142)  (146,236)  3,947  (49,928)
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,014)   4,634   (449,401)   130,881   (309,464)    35,446   (282,406)  (649,292)  3,559  (58,658)
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
Increase (decrease) in
 net assets.................   5,106   11,817   (331,224)   804,359   (188,309)   318,038   (156,696)  (517,508)  6,267  (38,787)
Net assets at beginning
 of year....................  58,163   46,346  3,019,791  2,215,432  1,556,726  1,238,688  2,210,692  2,728,200  62,369  101,156
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
Net assets at end of year... $63,269   58,163  2,688,567  3,019,791  1,368,417  1,556,726  2,053,996  2,210,692  68,636   62,369
                             =======  =======  =========  =========  =========  =========  =========  =========  ======  =======
Change in units (note 5):
 Units purchased............   1,823    1,862    297,391    862,074     13,773     25,760     17,004     25,196     565      282
 Units redeemed.............  (1,975)  (1,604)  (357,812)  (839,127)   (42,673)   (20,256)   (39,890)   (81,716)   (206)  (6,094)
                             -------  -------  ---------  ---------  ---------  ---------  ---------  ---------  ------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (152)     258    (60,421)    22,947    (28,900)     5,504    (22,886)   (56,520)    359   (5,812)
                             =======  =======  =========  =========  =========  =========  =========  =========  ======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             --------------------------------------------------------------------------------------------
                                                                                 PREMIER GROWTH          REAL ESTATE
                             MID-CAP EQUITY FUND --                              EQUITY FUND --      SECURITIES FUND --
                                 CLASS 1 SHARES         MONEY MARKET FUND        CLASS 1 SHARES        CLASS 1 SHARES
                             ---------------------  ------------------------  --------------------  --------------------
                                                                           YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------
                                2010        2009        2010         2009        2010       2009       2010       2009
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (33,798)   (32,358)    (349,842)    (365,874)   (14,312)   (11,594)    11,193    133,587
 Net realized gain
   (loss) on investments....    (25,981)  (174,241)          --           (1)    (4,985)   (35,694)   172,408   (444,642)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    642,920  1,033,301           (2)           1    119,308    346,253    691,916  1,652,040
 Capital gain
   distribution.............         --         --           --           --         --         --         --         --
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    583,141    826,702     (349,844)    (365,874)   100,011    298,965    875,517  1,340,985
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      1,629     (8,579)   1,711,593    9,721,288      1,919        407    164,763    451,289
 Death benefits.............     30,121        356   (9,671,114)  (7,744,331)        --         --     (3,871)    (2,526)
 Surrenders.................   (535,042)  (322,291)  (6,898,633)  (5,853,113)  (177,035)   (24,404)  (312,169)  (204,438)
 Cost of insurance and
   administrative
   expenses.................     (3,555)    (3,645)     (59,217)     (86,363)      (626)      (680)   (14,025)   (14,212)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (183,146)    10,931    4,868,168    1,732,584     11,567    (53,252)  (476,077)  (470,584)
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (689,993)  (323,228) (10,049,203)  (2,229,935)  (164,175)   (77,929)  (641,379)  (240,471)
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................   (106,852)   503,474  (10,399,047)  (2,595,809)   (64,164)   221,036    234,138  1,100,514
Net assets at beginning
 of year....................  2,807,206  2,303,732   27,912,717   30,508,526  1,084,236    863,200  4,630,720  3,530,206
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
Net assets at end of year... $2,700,354  2,807,206   17,513,670   27,912,717  1,020,072  1,084,236  4,864,858  4,630,720
                             ==========  =========  ===========  ===========  =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    104,101     37,343   13,406,764   23,245,574      2,373      2,440    423,635    405,080
 Units redeemed.............   (152,238)   (68,600) (19,429,398) (20,026,791)   (18,680)   (12,725)  (501,776)  (394,211)
                             ----------  ---------  -----------  -----------  ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (48,137)   (31,257)  (6,022,634)   3,218,783    (16,307)   (10,285)   (78,141)    10,869
                             ==========  =========  ===========  ===========  =========  =========  =========  =========

                             -----------------------

                                   S&P 500(R)
                                   INDEX FUND
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     27,776     100,602
 Net realized gain
   (loss) on investments....   (215,054)   (826,939)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  2,061,462   4,042,296
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,874,184   3,315,959
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     90,354      20,906
 Death benefits.............    (68,939)    (54,917)
 Surrenders................. (2,912,848) (1,557,957)
 Cost of insurance and
   administrative
   expenses.................    (21,853)    (20,511)
 Transfers between
   subaccounts
   (including fixed
   account), net............    279,741     412,412
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,633,545) (1,200,067)
                             ----------  ----------
Increase (decrease) in
 net assets.................   (759,361)  2,115,892
Net assets at beginning
 of year.................... 16,680,104  14,564,212
                             ----------  ----------
Net assets at end of year... 15,920,743  16,680,104
                             ==========  ==========
Change in units (note 5):
 Units purchased............    336,662     213,722
 Units redeemed.............   (616,843)   (370,786)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (280,181)   (157,064)
                             ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                                         GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ---------------------------------------------------------------------------------------------

                                SMALL-CAP EQUITY
                                FUND -- CLASS 1      TOTAL RETURN FUND --     TOTAL RETURN FUND --     U.S. EQUITY FUND --
                                     SHARES             CLASS 1 SHARES           CLASS 3 SHARES          CLASS 1 SHARES
                             ---------------------  ----------------------  ------------------------  --------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                                2010        2009       2010        2009         2010         2009        2010       2009
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (37,517)   (38,557)    (39,396)    (23,335)    (942,788)    (534,873)    (6,798)    (3,815)
 Net realized gain
   (loss) on investments....   (138,572)  (384,900)   (165,583) (1,750,219)  (1,735,816)  (3,737,089)   (28,609)   (40,085)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    789,421  1,076,502   1,474,319   4,408,026   11,187,390   22,509,579    121,694    320,005
 Capital gain
   distribution.............         --         --          --          --           --           --         --         --
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    613,332    653,045   1,269,340   2,634,472    8,508,786   18,237,617     86,287    276,105
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     15,422     10,312     538,182     559,715    3,182,541    6,136,833      9,984      3,610
 Death benefits.............      6,521     (9,091)    (27,237)    (14,784)          --      (56,139)    19,317         --
 Surrenders.................   (510,095)  (265,812) (1,164,768)   (739,172)  (4,783,382)  (3,868,077)  (222,709)   (78,618)
 Cost of insurance and
   administrative
   expenses.................     (2,394)    (1,867)    (15,721)    (17,530)    (510,251)    (427,083)    (2,103)    (1,912)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (115,728)   (36,006)   (351,582) (4,375,935)  (3,555,685)   2,300,712     (2,415)    (6,869)
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (606,274)  (302,464) (1,021,126) (4,587,706)  (5,666,777)   4,086,246   (197,926)   (83,789)
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................      7,058    350,581     248,214  (1,953,234)   2,842,009   22,323,863   (111,639)   192,316
Net assets at beginning
 of year....................  2,801,694  2,451,113  16,811,976  18,765,210  120,956,803   98,632,940  1,181,936    989,620
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
Net assets at end of year... $2,808,752  2,801,694  17,060,190  16,811,976  123,798,812  120,956,803  1,070,297  1,181,936
                             ==========  =========  ==========  ==========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............     21,618     36,551     194,023     208,207    3,343,510    4,451,235      7,762      4,747
 Units redeemed.............    (69,192)   (65,310)   (277,547)   (650,276)  (3,929,447)  (3,892,882)   (28,010)   (14,832)
                             ----------  ---------  ----------  ----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (47,574)   (28,759)    (83,524)   (442,069)    (585,937)     558,353    (20,248)   (10,085)
                             ==========  =========  ==========  ==========  ===========  ===========  =========  =========

                                  GENWORTH
                                  VARIABLE
                              INSURANCE TRUST
                             -----------------
                                  GENWORTH
                               CALAMOS GROWTH
                              FUND -- SERVICE
                                   SHARES
                             -----------------

                             ------------------
                                2010     2009
                             ---------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (54,802)   (506)
 Net realized gain
   (loss) on investments....   164,122   1,438
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   584,849  13,284
 Capital gain
   distribution.............     2,612      --
                             ---------  ------
    Increase (decrease)
     in net assets from
     operations.............   696,781  14,216
                             ---------  ------
From capital
 transactions (note 4):
 Net premiums...............   159,342  11,419
 Death benefits.............    (3,922)     --
 Surrenders.................  (154,882)     --
 Cost of insurance and
   administrative
   expenses.................   (26,261)   (201)
 Transfers between
   subaccounts
   (including fixed
   account), net............ 1,951,142  18,809
                             ---------  ------
    Increase (decrease)
     in net assets from
     capital transactions... 1,925,419  30,027
                             ---------  ------
Increase (decrease) in
 net assets................. 2,622,200  44,243
Net assets at beginning
 of year....................    52,938   8,695
                             ---------  ------
Net assets at end of year... 2,675,138  52,938
                             =========  ======
Change in units (note 5):
 Units purchased............   989,138   5,509
 Units redeemed.............  (765,566) (1,298)
                             ---------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   223,572   4,211
                             =========  ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                           -----------------------------------------------------------
                                                                                          GENWORTH
                                             GENWORTH DAVIS                               ENHANCED
                                               NY VENTURE      GENWORTH EATON VANCE     INTERNATIONAL
                                            FUND -- SERVICE       LARGE CAP VALUE       INDEX FUND --
                                                 SHARES       FUND -- SERVICE SHARES   SERVICE SHARES
                                           -----------------  ----------------------  -----------------
                                                                                         PERIOD FROM
                                                                                         APRIL 30 TO
                                                    YEAR ENDED DECEMBER 31,           DECEMBER 31, 2010
                                           -----------------------------------------  -----------------
                                             2010      2009      2010        2009           2010
                                           --------  -------  ----------  ----------  -----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (7,825)  (3,362)    (74,577)    (28,713)        (4,624)
 Net realized gain (loss) on investments..   20,986   22,495     799,171     194,706       (459,518)
 Change in unrealized appreciation
   (depreciation) on investments..........   42,108   59,657    (633,314)  1,249,660         47,797
 Capital gain distribution................       --       --     308,043          --             --
                                           --------  -------  ----------  ----------      ---------
    Increase (decrease) in net assets
     from operations......................   55,269   78,790     399,323   1,415,653       (416,345)
                                           --------  -------  ----------  ----------      ---------
From capital transactions (note 4):
 Net premiums.............................   13,322  170,048     643,223   1,887,944         36,547
 Death benefits...........................       --       --     (11,417)     (1,736)            --
 Surrenders...............................  (19,746)  (1,527)   (311,633)   (307,510)       (74,673)
 Cost of insurance and administrative
   expenses...............................   (4,150)  (2,173)    (51,559)    (49,613)       (11,577)
 Transfers between subaccounts
   (including fixed account), net.........   70,116  (51,826) (3,675,006)    792,259      1,109,178
                                           --------  -------  ----------  ----------      ---------
    Increase (decrease) in net assets
     from capital transactions............   59,542  114,522  (3,406,392)  2,321,344      1,059,475
                                           --------  -------  ----------  ----------      ---------
Increase (decrease) in net assets.........  114,811  193,312  (3,007,069)  3,736,997        643,130
Net assets at beginning of year...........  444,628  251,316  10,595,972   6,858,975             --
                                           --------  -------  ----------  ----------      ---------
Net assets at end of year................. $559,439  444,628   7,588,903  10,595,972        643,130
                                           ========  =======  ==========  ==========      =========
Change in units (note 5):
 Units purchased..........................   25,616   38,574     804,627   1,146,995        975,174
 Units redeemed...........................  (18,295) (25,177) (1,211,654)   (827,689)      (916,280)
                                           --------  -------  ----------  ----------      ---------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................    7,321   13,397    (407,027)    319,306         58,894
                                           ========  =======  ==========  ==========      =========

                                           -----------------------------------------------

                                              GENWORTH GOLDMAN       GENWORTH LEGG MASON
                                             SACHS ENHANCED CORE   CLEARBRIDGE AGGRESSIVE
                                             BOND INDEX FUND --        GROWTH FUND --
                                               SERVICE SHARES          SERVICE SHARES
                                           ----------------------  ----------------------


                                                       YEAR ENDED DECEMBER 31,
                                           ----------------------------------------------
                                              2010        2009        2010        2009
                                           ----------  ----------  ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    939,454     382,655      30,221    (164,896)
 Net realized gain (loss) on investments..    369,815     228,526   2,344,587     701,511
 Change in unrealized appreciation
   (depreciation) on investments.......... (1,020,973)   (119,382) (2,423,099)  2,272,971
 Capital gain distribution................    304,937       5,377   1,313,858          --
                                           ----------  ----------  ----------  ----------
    Increase (decrease) in net assets
     from operations......................    593,233     497,176   1,265,567   2,809,586
                                           ----------  ----------  ----------  ----------
From capital transactions (note 4):
 Net premiums.............................  1,025,737   2,013,846     694,795   1,927,737
 Death benefits...........................    (37,322)     (1,608)    (11,646)     (2,112)
 Surrenders...............................   (942,841)   (333,894)   (319,274)   (366,096)
 Cost of insurance and administrative
   expenses...............................   (136,211)    (46,214)    (46,287)    (55,999)
 Transfers between subaccounts
   (including fixed account), net......... 12,648,662   1,626,625  (6,724,350)   (264,571)
                                           ----------  ----------  ----------  ----------
    Increase (decrease) in net assets
     from capital transactions............ 12,558,025   3,258,755  (6,406,762)  1,238,959
                                           ----------  ----------  ----------  ----------
Increase (decrease) in net assets......... 13,151,258   3,755,931  (5,141,195)  4,048,545
Net assets at beginning of year........... 10,341,049   6,585,118  12,057,763   8,009,218
                                           ----------  ----------  ----------  ----------
Net assets at end of year................. 23,492,307  10,341,049   6,916,568  12,057,763
                                           ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased..........................  2,442,328     907,330     800,128   1,166,321
 Units redeemed........................... (1,344,875)   (613,754) (1,451,863) (1,007,875)
                                           ----------  ----------  ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................  1,097,453     293,576    (651,735)    158,446
                                           ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1




                                                      GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             ------------------------------------------------------------------------

                                                            GENWORTH             GENWORTH PUTNAM
                                  GENWORTH PIMCO        PYRAMIS(R) SMALL/     INTERNATIONAL CAPITAL
                                STOCKSPLUS FUND --      MID CAP CORE FUND     OPPORTUNITIES FUND --
                                  SERVICE SHARES         SERVICE SHARES          SERVICE SHARES
                             -----------------------  --------------------  ------------------------
                                                                            PERIOD FROM
                                        YEAR ENDED DECEMBER 31,             JANUARY 1 TO  YEAR ENDED
                             ---------------------------------------------   APRIL 30,   DECEMBER 31,
                                 2010        2009        2010       2009        2010         2009
                             -----------  ----------  ---------  ---------  ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 1,663,293   1,199,390     62,744    (27,391)     215,150     408,513
 Net realized gain
   (loss) on investments....   1,030,010     741,647    595,087    149,630     (287,397)    506,605
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (363,121)  2,167,939    552,549    779,048     (836,368)    604,271
 Capital gain
   distribution.............   1,723,226     870,484    230,440         --      948,214       1,187
                             -----------  ----------  ---------  ---------   ----------   ---------
    Increase (decrease)
     in net assets from
     operations.............   4,053,408   4,979,460  1,440,820    901,287       39,599   1,520,576
                             -----------  ----------  ---------  ---------   ----------   ---------
From capital
 transactions (note 4):
 Net premiums...............   1,397,757   2,703,765    331,636    608,711      233,340     734,112
 Death benefits.............     (46,100)     (2,964)   (11,590)      (734)          --        (813)
 Surrenders.................  (1,082,673)   (498,160)  (274,528)  (118,377)     (31,161)   (131,271)
 Cost of insurance and
   administrative
   expenses.................    (162,083)    (77,767)   (40,984)   (16,889)      (6,078)    (21,136)
 Transfers between
   subaccounts
   (including fixed
   account), net............   6,575,689  (1,526,949) 1,654,233    (77,936)  (4,645,649)   (592,519)
                             -----------  ----------  ---------  ---------   ----------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...   6,682,590     597,925  1,658,767    394,775   (4,449,548)    (11,627)
                             -----------  ----------  ---------  ---------   ----------   ---------
Increase (decrease) in
 net assets.................  10,735,998   5,577,385  3,099,587  1,296,062   (4,409,949)  1,508,949
Net assets at beginning
 of year....................  16,336,376  10,758,991  3,814,826  2,518,764    4,409,949   2,901,000
                             -----------  ----------  ---------  ---------   ----------   ---------
Net assets at end of year... $27,072,374  16,336,376  6,914,413  3,814,826           --   4,409,949
                             ===========  ==========  =========  =========   ==========   =========
Change in units (note 5):
 Units purchased............   2,419,373   1,511,205    822,227    470,393       77,617     403,740
 Units redeemed.............  (1,733,727) (1,421,503)  (603,925)  (406,748)    (494,445)   (409,143)
                             -----------  ----------  ---------  ---------   ----------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     685,646      89,702    218,302     63,645     (416,828)     (5,403)
                             ===========  ==========  =========  =========   ==========   =========

                                                      GOLDMAN SACHS
                                                        VARIABLE
                                                        INSURANCE
                                                          TRUST
                             ----------------------- --------------
                                                      GOLDMAN SACHS
                               GENWORTH THORNBURG       LARGE CAP
                                  INTERNATIONAL       VALUE FUND --
                                  VALUE FUND --       INSTITUTIONAL
                                 SERVICE SHARES          SHARES
                             ----------------------  --------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED DECEMBER 31,
                              APRIL 30,   -------------------------
                                 2010        2009     2010    2009
                             ------------ ---------  ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     187,640    (54,725)   (537)    328
 Net realized gain
   (loss) on investments....    (228,337)   223,106  (1,999) (1,050)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (847,576)   673,548  10,346  14,081
 Capital gain
   distribution.............   1,016,741         --      --      --
                              ----------  ---------  ------  ------
    Increase (decrease)
     in net assets from
     operations.............     128,468    841,929   7,810  13,359
                              ----------  ---------  ------  ------
From capital
 transactions (note 4):
 Net premiums...............     293,732    739,098      --      --
 Death benefits.............          --       (747) (2,778)     --
 Surrenders.................     (49,177)  (118,048) (6,529) (2,531)
 Cost of insurance and
   administrative
   expenses.................      (9,436)   (17,094)    (59)    (69)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (4,350,965)     7,872     (37)     (5)
                              ----------  ---------  ------  ------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,115,846)   611,081  (9,403) (2,605)
                              ----------  ---------  ------  ------
Increase (decrease) in
 net assets.................  (3,987,378) 1,453,010  (1,593) 10,754
Net assets at beginning
 of year....................   3,987,378  2,534,368  91,862  81,108
                              ----------  ---------  ------  ------
Net assets at end of year...          --  3,987,378  90,269  91,862
                              ==========  =========  ======  ======
Change in units (note 5):
 Units purchased............     188,660    397,276      --      --
 Units redeemed.............    (594,117)  (323,568)   (976)   (283)
                              ----------  ---------  ------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (405,457)    73,708    (976)   (283)
                              ==========  =========  ======  ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                GOLDMAN SACHS
                              VARIABLE INSURANCE
                                    TRUST                                           JPMORGAN INSURANCE TRUST
                             -------------------  ------------------------------------------------------------------
                                                                                                      JPMORGAN
                                                    JPMORGAN INSURANCE     JPMORGAN INSURANCE     INSURANCE TRUST
                              GOLDMAN SACHS MID       TRUST BALANCED        TRUST CORE BOND         EQUITY INDEX
                                CAP VALUE FUND    PORTFOLIO --- CLASS 1   PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1
                             -------------------  ---------------------  ---------------------  -------------------
                                                   PERIOD FROM
                                  YEAR ENDED       JANUARY 1 TO
                                 DECEMBER 31,     APRIL 30, 2010                   YEAR ENDED DECEMBER 31,
                             -------------------  -------------- ---------------------------------------------------
                                2010      2009         2010       2009      2010       2009        2010      2009
                             ---------  --------  -------------- ------  ---------  ----------  ---------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (6,486)    1,120        (404)       248    126,827      79,671      7,317     4,142
 Net realized gain
   (loss) on investments....   (11,722)  (83,375)      5,447     (4,629)   159,583     (20,379)    81,364    23,195
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   193,448   297,803        (620)     8,189     91,615     186,675    186,456   121,403
 Capital gain
   distribution.............        --        --          --         --         --          --         --        --
                             ---------  --------     -------     ------  ---------  ----------  ---------  --------
    Increase (decrease)
     in net assets from
     operations.............   175,240   215,548       4,423      3,808    378,025     245,967    275,137   148,740
                             ---------  --------     -------     ------  ---------  ----------  ---------  --------
From capital
 transactions (note 4):
 Net premiums...............     2,300       300          --         --     20,084       3,497      1,698       268
 Death benefits.............   (12,587)   (2,800)         --         --    (79,035)     (6,801)   (47,538)       --
 Surrenders.................  (135,378)  (45,468)       (191)      (152)  (314,505)   (203,325)   (87,648)  (30,006)
 Cost of insurance and
   administrative
   expenses.................      (559)     (504)         --         (9)    (4,537)     (2,454)    (1,122)     (436)
 Transfers between
   subaccounts
   (including fixed
   account), net............    44,581  (111,545)    (85,266)    62,352  1,505,329   2,686,016  1,124,448   (16,033)
                             ---------  --------     -------     ------  ---------  ----------  ---------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (101,643) (160,017)    (85,457)    62,191  1,127,336   2,476,933    989,838   (46,207)
                             ---------  --------     -------     ------  ---------  ----------  ---------  --------
Increase (decrease) in
 net assets.................    73,597    55,531     (81,034)    65,999  1,505,361   2,722,900  1,264,975   102,533
Net assets at beginning
 of year....................   799,345   743,814      81,034     15,035  4,292,185   1,569,285    691,218   588,685
                             ---------  --------     -------     ------  ---------  ----------  ---------  --------
Net assets at end of year... $ 872,942   799,345          --     81,034  5,797,546   4,292,185  1,956,193   691,218
                             =========  ========     =======     ======  =========  ==========  =========  ========
Change in units (note 5):
 Units purchased............     6,690     2,999          --      7,599    996,473   1,598,626    795,965   597,060
 Units redeemed.............   (11,751)  (17,191)     (7,946)    (1,459)  (898,468) (1,375,015)  (668,384) (601,671)
                             ---------  --------     -------     ------  ---------  ----------  ---------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (5,061)  (14,192)     (7,946)     6,140     98,005     223,611    127,581    (4,611)
                             =========  ========     =======     ======  =========  ==========  =========  ========



                             --------------------------

                              JPMORGAN INSURANCE TRUST
                                INTERNATIONAL EQUITY
                                PORTFOLIO -- CLASS 1
                             -------------------------
                                         PERIOD FROM
                                         APRIL 27 TO
                                      DECEMBER 31, 2009
                             -------- -----------------
                               2010         2009
                             -------  -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (2,000)          576
 Net realized gain
   (loss) on investments....   5,767        14,924
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (505)       31,638
 Capital gain
   distribution.............      --            --
                             -------       -------
    Increase (decrease)
     in net assets from
     operations.............   3,262        47,138
                             -------       -------
From capital
 transactions (note 4):
 Net premiums...............      --            --
 Death benefits.............      --            --
 Surrenders................. (13,033)      (34,955)
 Cost of insurance and
   administrative
   expenses.................     (50)          (39)
 Transfers between
   subaccounts
   (including fixed
   account), net............  11,007       142,985
                             -------       -------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,076)      107,991
                             -------       -------
Increase (decrease) in
 net assets.................   1,186       155,129
Net assets at beginning
 of year.................... 155,129            --
                             -------       -------
Net assets at end of year... 156,315       155,129
                             =======       =======
Change in units (note 5):
 Units purchased............   4,617        35,339
 Units redeemed.............  (5,113)      (24,192)
                             -------       -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (496)       11,147
                             =======       =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             JPMORGAN INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------
                                   JPMORGAN            JPMORGAN            JPMORGAN             JPMORGAN
                                  INSURANCE            INSURANCE           INSURANCE            INSURANCE
                                    TRUST                TRUST               TRUST                TRUST
                                   INTREPID            INTREPID             MID CAP              MID CAP
                                    GROWTH              MID CAP             GROWTH                VALUE
                                 PORTFOLIO --        PORTFOLIO --        PORTFOLIO --         PORTFOLIO --
                                   CLASS 1              CLASS 1             CLASS 1              CLASS 1
                             -------------------  ------------------  ------------------  --------------------
                                                                    YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                2010      2009      2010      2009      2010      2009       2010       2009
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (4,965)   (8,503)   (2,571)   (1,025)   (9,894)   (6,502)    (6,202)   (18,285)
 Net realized gain
   (loss) on investments....      (614)   44,581    18,340     8,814    86,640    55,068    136,336     70,952
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    51,425   184,598    76,509   103,344    49,381    73,882    211,283    372,525
 Capital gain
   distribution.............        --        --        --        --        --        --         --         --
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    45,846   220,676    92,278   111,133   126,127   122,448    341,417    425,192
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............       779       335       434       134       434       134      1,140      1,429
 Death benefits.............   (21,580)       --   (12,767)       --   (12,717)       --      5,967         --
 Surrenders.................   (30,917)  (37,792)  (27,537)  (15,984)  (25,142)  (17,184)  (235,403)  (140,591)
 Cost of insurance and
   administrative
   expenses.................      (410)     (512)     (379)     (280)     (350)     (236)    (1,599)    (1,276)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (337,905)  (78,179)   80,769   (35,253)   54,708    14,399   (103,493) 1,507,494
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (390,033) (116,148)   40,520   (51,383)   16,933    (2,887)  (333,388) 1,367,056
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
Increase (decrease) in
 net assets.................  (344,187)  104,528   132,798    59,750   143,060   119,561      8,029  1,792,248
Net assets at beginning
 of year....................   825,601   721,073   403,954   344,204   423,185   303,624  1,792,248         --
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
Net assets at end of year... $ 481,414   825,601   536,752   403,954   566,245   423,185  1,800,277  1,792,248
                             =========  ========  ========  ========  ========  ========  =========  =========
Change in units (note 5):
 Units purchased............   227,550   748,596   188,844   407,002   172,323   225,787     17,822    362,021
 Units redeemed.............  (273,923) (762,873) (182,230) (413,652) (168,265) (226,230)   (41,937)  (222,866)
                             ---------  --------  --------  --------  --------  --------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (46,373)  (14,277)    6,614    (6,650)    4,058      (443)   (24,115)   139,155
                             =========  ========  ========  ========  ========  ========  =========  =========

                             ------------------
                                  JPMORGAN
                                 INSURANCE
                                   TRUST
                                 SMALL CAP
                                    CORE
                                PORTFOLIO --
                                  CLASS 1
                             -----------------

                             ------------------
                               2010     2009
                             -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (4,825) $ (2,075)
 Net realized gain
   (loss) on investments....  15,628     8,212
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  55,276    55,022
 Capital gain
   distribution.............      --        --
                             -------  --------
    Increase (decrease)
     in net assets from
     operations.............  66,079    61,159
                             -------  --------
From capital
 transactions (note 4):
 Net premiums...............      --        --
 Death benefits.............   5,267        --
 Surrenders................. (40,481)   (5,906)
 Cost of insurance and
   administrative
   expenses.................    (211)     (168)
 Transfers between
   subaccounts
   (including fixed
   account), net............  27,082   212,577
                             -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (8,343)  206,503
                             -------  --------
Increase (decrease) in
 net assets.................  57,736   267,662
Net assets at beginning
 of year.................... 267,662        --
                             -------  --------
Net assets at end of year... 325,398  $267,662
                             =======  ========
Change in units (note 5):
 Units purchased............   4,257    52,942
 Units redeemed.............  (4,845)  (32,209)
                             -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (588)   20,733
                             =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               JPMORGAN INSURANCE
                               TRUST (CONTINUED)                                     JANUS ASPEN SERIES
                             ---------------------  -------------------------------------------------------------------
                                    JPMORGAN
                                   INSURANCE              BALANCED               BALANCED              ENTERPRISE
                               TRUST U.S. EQUITY        PORTFOLIO --           PORTFOLIO --           PORTFOLIO --
                                  PORTFOLIO --          INSTITUTIONAL             SERVICE             INSTITUTIONAL
                                    CLASS 1                SHARES                 SHARES                 SHARES
                             ---------------------  --------------------  ----------------------  --------------------
                                                                       YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                                2010        2009       2010       2009       2010        2009        2010       2009
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (18,306)     6,460     21,298     26,825     108,014     109,281    (14,205)   (13,453)
 Net realized gain
   (loss) on investments....    106,924     28,702     46,659     (8,280)    218,389    (103,920)  (103,601)   (79,424)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    192,313    246,296     41,644    286,256     519,793   1,884,046    338,911    441,998
 Capital gain
   distribution.............         --         --         --     64,923          --     381,564         --         --
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    280,931    281,458    109,601    369,724     846,196   2,270,971    221,105    349,121
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      1,708        335         --         --     882,096   1,934,921        365      3,731
 Death benefits.............    (48,383)        --    (35,581)   (25,984)      2,948     (17,868)   (11,308)   (24,597)
 Surrenders.................    (95,857)   (40,237)  (426,580)  (142,151)   (844,329)   (759,079)  (268,816)   (66,200)
 Cost of insurance and
   administrative
   expenses.................     (1,321)      (647)    (1,353)    (1,591)    (65,222)    (33,634)    (1,248)    (1,356)
 Transfers between
   subaccounts
   (including
   fixed account), net......    909,898     36,732      5,449    (34,525)    560,810   1,165,428    (20,564)       203
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    766,045     (3,817)  (458,065)  (204,251)    536,303   2,289,768   (301,571)   (88,219)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  1,046,976    277,641   (348,464)   165,473   1,382,499   4,560,739    (80,466)   260,902
Net assets at beginning
 of year....................  1,107,947    830,306  1,828,140  1,662,667  13,451,546   8,890,807  1,128,937    868,035
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year... $2,154,923  1,107,947  1,479,676  1,828,140  14,834,045  13,451,546  1,048,471  1,128,937
                             ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............    687,435    707,548        438        398     357,249     652,251      5,355        634
 Units redeemed.............   (600,808)  (706,093)   (24,620)   (13,245)   (292,141)   (402,138)   (26,060)    (8,698)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     86,627      1,455    (24,182)   (12,847)     65,108     250,113    (20,705)    (8,064)
                             ==========  =========  =========  =========  ==========  ==========  =========  =========


                             -----------------

                                ENTERPRISE
                               PORTFOLIO --
                                  SERVICE
                                  SHARES
                             ----------------

                             -----------------
                               2010     2009
                             -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (2,220)  (1,893)
 Net realized gain
   (loss) on investments....   4,298    3,982
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  30,391   41,885
 Capital gain
   distribution.............      --       --
                             -------  -------
    Increase (decrease)
     in net assets from
     operations.............  32,469   43,974
                             -------  -------
From capital
 transactions (note 4):
 Net premiums...............     168      168
 Death benefits.............      --     (147)
 Surrenders.................  (7,040)  (6,481)
 Cost of insurance and
   administrative
   expenses.................     (21)     (28)
 Transfers between
   subaccounts
   (including
   fixed account), net......   6,871  (19,688)
                             -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...     (22) (26,176)
                             -------  -------
Increase (decrease) in
 net assets.................  32,447   17,798
Net assets at beginning
 of year.................... 133,390  115,592
                             -------  -------
Net assets at end of year... 165,837  133,390
                             =======  =======
Change in units (note 5):
 Units purchased............     693       37
 Units redeemed.............    (727)  (2,895)
                             -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (34)  (2,858)
                             =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                             ------------------
                               FLEXIBLE BOND
                                PORTFOLIO --
                               INSTITUTIONAL
                                   SHARES
                             -----------------



                             ------------------
                               2010      2009
                             --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  4,623    3,797
 Net realized gain
   (loss) on investments....    5,147    1,084
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (2,782)  10,551
 Capital gain
   distribution.............      345      117
                             --------  -------
    Increase (decrease)
     in net assets from
     operations.............    7,333   15,549
                             --------  -------
From capital
 transactions (note 4):
 Net premiums...............       --       --
 Death benefits.............       --       --
 Surrenders.................  (67,056) (43,976)
 Cost of insurance and
   administrative
   expenses.................      (43)     (81)
 Transfers between
   subaccounts
   (including fixed
   account), net............    1,690    5,175
                             --------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (65,409) (38,882)
                             --------  -------
Increase (decrease) in
 net assets.................  (58,076) (23,333)
Net assets at beginning
 of year....................  133,069  156,402
                             --------  -------
Net assets at end of year... $ 74,993  133,069
                             ========  =======
Change in units (note 5):
 Units purchased............       95      549
 Units redeemed.............   (3,777)  (2,990)
                             --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (3,682)  (2,441)
                             ========  =======

                                                JANUS ASPEN SERIES (CONTINUED)
                             --------------------------------------------------------------------------------------
                                     FORTY                                       GLOBAL LIFE            GLOBAL
                                 PORTFOLIO --               FORTY                 SCIENCES            TECHNOLOGY
                                 INSTITUTIONAL          PORTFOLIO --            PORTFOLIO --         PORTFOLIO --
                                    SHARES             SERVICE SHARES          SERVICE SHARES       SERVICE SHARES
                             --------------------  ----------------------  ----------------------  ---------------
                                                                            PERIOD FROM
                                                                            JANUARY 1 TO
                               YEAR ENDED DECEMBER 31,                     APRIL 30, 2010  YEAR ENDED DECEMBER 31,
                             --------------------------------------------- -------------- ------------------------
                                2010       2009       2010        2009          2010        2009     2010    2009
                             ---------  ---------  ----------  ----------  -------------- -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (15,643)   (18,757)   (130,101)   (192,971)       (195)     (1,081)    (294)   (218)
 Net realized gain
   (loss) on investments....    69,268    (11,059)    481,652    (405,298)     20,506       9,098    3,876     481
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     8,740    527,270    (359,496)  4,628,526     (20,319)      5,625      293   5,815
 Capital gain
   distribution.............        --         --          --          --         941       1,235       --      --
                             ---------  ---------  ----------  ----------     -------     -------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............    62,365    497,454      (7,945)  4,030,257         933      14,877    3,875   6,078
                             ---------  ---------  ----------  ----------     -------     -------  -------  ------
From capital
 transactions (note 4):
 Net premiums...............        --      1,144     801,175   2,232,154          --          --       --     469
 Death benefits.............   (13,853)    (6,186)     (7,683)     (2,197)         --          --       --      --
 Surrenders.................  (282,789)   (87,795)   (401,912)   (438,691)       (391)    (28,581) (10,818) (2,240)
 Cost of insurance and
   administrative
   expenses.................    (1,081)    (1,265)    (52,408)    (63,883)         (5)        (24)     (21)    (28)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (20,836)    (1,637) (6,000,519)   (717,876)    (57,823)       (985)   3,869    (244)
                             ---------  ---------  ----------  ----------     -------     -------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...  (318,559)   (95,739) (5,661,347)  1,009,507     (58,219)    (29,590)  (6,970) (2,043)
                             ---------  ---------  ----------  ----------     -------     -------  -------  ------
Increase (decrease) in
 net assets.................  (256,194)   401,715  (5,669,292)  5,039,764     (57,286)    (14,713)  (3,095)  4,035
Net assets at beginning
 of year.................... 1,590,826  1,189,111  14,196,643   9,156,879      57,286      71,999   15,455  11,420
                             ---------  ---------  ----------  ----------     -------     -------  -------  ------
Net assets at end of year... 1,334,632  1,590,826   8,527,351  14,196,643          --      57,286   12,360  15,455
                             =========  =========  ==========  ==========     =======     =======  =======  ======
Change in units (note 5):
 Units purchased............     5,023      2,376     885,198   1,201,801          --         176      412      70
 Units redeemed.............   (23,524)    (9,536) (1,546,230) (1,061,548)     (4,667)     (2,830)    (971)   (363)
                             ---------  ---------  ----------  ----------     -------     -------  -------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (18,501)    (7,160)   (661,032)    140,253      (4,667)     (2,654)    (559)   (293)
                             =========  =========  ==========  ==========     =======     =======  =======  ======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             JANUS ASPEN SERIES (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                                   JANUS              JANUS            OVERSEAS            OVERSEAS           WORLDWIDE
                                PORTFOLIO --      PORTFOLIO --       PORTFOLIO --        PORTFOLIO --        PORTFOLIO --
                               INSTITUTIONAL         SERVICE        INSTITUTIONAL          SERVICE          INSTITUTIONAL
                                   SHARES            SHARES             SHARES              SHARES              SHARES
                             -----------------  ----------------  -----------------  -------------------  -----------------
                                                                 YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                               2010      2009     2010     2009     2010      2009      2010      2009      2010      2009
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,082)  (5,036)  (1,151)  (1,223)   (6,632)  (6,437)    (9,254)   (8,549)   (5,929)     (17)
 Net realized gain
   (loss) on investments....  (17,064) (54,705)   1,216   (1,249)  172,216  (19,860)    22,904    24,731   (68,049) (91,541)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   98,255  235,306    9,632   34,461    20,496  424,389    184,009   374,442   171,511  305,546
 Capital gain
   distribution.............       --       --       --       --        --   20,647         --    21,225        --       --
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
    Increase (decrease)
     in net assets from
     operations.............   79,109  175,565    9,697   31,989   186,080  418,739    197,659   411,849    97,533  213,988
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
From capital
 transactions (note 4):
 Net premiums...............      365      407       --       --        --       --         --        --       365    1,218
 Death benefits.............   (9,004) (44,709)      --       --        --   (7,620)        --        --      (640)     210
 Surrenders.................  (56,636) (40,613)  (3,323) (14,670) (392,912) (93,154)   (32,515)  (94,969) (117,399) (92,646)
 Cost of insurance and
   administrative
   expenses.................     (554)    (611)     (20)     (22)     (635)    (703)      (461)     (404)     (510)    (642)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (275)     (14) (25,360) (27,411)  (42,474)   5,818     (4,061)  (26,456)  (38,003)  (7,899)
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (66,104) (85,540) (28,703) (42,103) (436,021) (95,659)   (37,037) (121,829) (156,187) (99,759)
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
Increase (decrease) in
 net assets.................   13,005   90,025  (19,006) (10,114) (249,941) 323,080    160,622   290,020   (58,654) 114,229
Net assets at beginning
 of year....................  657,637  567,612  110,665  120,779   920,337  597,257    873,511   583,491   785,039  670,810
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
Net assets at end of year... $670,642  657,637   91,659  110,665   670,396  920,337  1,034,133   873,511   726,385  785,039
                             ========  =======  =======  =======  ========  =======  =========  ========  ========  =======
Change in units (note 5):
 Units purchased............       61      114    1,659    3,372     9,160      773         83        63     2,952      537
 Units redeemed.............   (6,536) (10,833)  (4,797)  (9,927)  (24,895)  (6,483)    (1,657)   (7,628)  (19,082) (14,144)
                             --------  -------  -------  -------  --------  -------  ---------  --------  --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (6,475) (10,719)  (3,138)  (6,555)  (15,735)  (5,710)    (1,574)   (7,565)  (16,130) (13,607)
                             ========  =======  =======  =======  ========  =======  =========  ========  ========  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             JANUS ASPEN SERIES
                                (CONTINUED)                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                             -----------------  ------------------------------------------------------------------------
                                                                                        LEGG MASON
                                                    LEGG MASON        LEGG MASON        CLEARBRIDGE        LEGG MASON
                                                   CLEARBRIDGE       CLEARBRIDGE         VARIABLE          CLEARBRIDGE
                                                     VARIABLE          VARIABLE           EQUITY            VARIABLE
                                                    AGGRESSIVE      EQUITY INCOME         INCOME           FUNDAMENTAL
                                 WORLDWIDE            GROWTH           BUILDER            BUILDER         ALL CAP VALUE
                                PORTFOLIO --       PORTFOLIO --      PORTFOLIO --      PORTFOLIO --       PORTFOLIO --
                               SERVICE SHARES        CLASS II          CLASS I           CLASS II            CLASS I
                             -----------------  -----------------  ---------------  ------------------  ----------------
                                                               YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                               2010      2009     2010     2009      2010    2009     2010      2009      2010     2009
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,833)    (753)  (9,995)   (9,116)      56   1,038    10,216     6,496      351     (951)
 Net realized gain
   (loss) on investments....    4,357   (8,156)   6,296  (119,045) (22,903) (3,657)   (1,872) (123,855) (26,739) (25,954)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   29,303   87,190  141,050   284,409   27,298  13,256    45,997   224,787   77,356  117,458
 Capital gain
   distribution.............       --       --       --        --       --      --        --        --       --       --
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   30,827   78,281  137,351   156,248    4,451  10,637    54,341   107,428   50,968   90,553
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............      168      168    4,971       555       --      --        --        --    3,804    4,183
 Death benefits.............       --       --       --        --   (2,591)     88        --        --       --       --
 Surrenders.................  (61,864) (30,596) (76,468) (191,128) (53,868) (4,538)  (12,271)   16,106  (62,140) (32,093)
 Cost of insurance and
   administrative
   expenses.................      (55)     (66)    (985)     (765)      (9)    (18)     (383)     (418)    (486)    (462)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (12,667)  11,402    9,763     8,788      118     192   (13,649)  (50,158)  (7,942)   2,931
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (74,418) (19,092) (62,719) (182,550) (56,350) (4,276)  (26,303)  (34,470) (66,764) (25,441)
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
Increase (decrease) in
 net assets.................  (43,591)  59,189   74,632   (26,302) (51,899)  6,361    28,038    72,958  (15,796)  65,112
Net assets at beginning
 of year....................  292,208  233,019  622,144   648,446   58,572  52,211   570,755   497,797  396,069  330,957
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
Net assets at end of year... $248,617  292,208  696,776   622,144    6,673  58,572   598,793   570,755  380,273  396,069
                             ========  =======  =======  ========  =======  ======  ========  ========  =======  =======
Change in units (note 5):
 Units purchased............      686    3,160    2,151    23,092       28      70   235,259   121,876    3,817    4,321
 Units redeemed.............   (9,711)  (6,259)  (6,908)  (45,741)  (6,783)   (675) (238,686) (125,565) (12,418)  (7,664)
                             --------  -------  -------  --------  -------  ------  --------  --------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (9,025)  (3,099)  (4,757)  (22,649)  (6,755)   (605)   (3,427)   (3,689)  (8,601)  (3,343)
                             ========  =======  =======  ========  =======  ======  ========  ========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                LEGG MASON
                                 PARTNERS        LEGG MASON
                             VARIABLE EQUITY      PARTNERS
                                  TRUST        VARIABLE INCOME
                               (CONTINUED)          TRUST                      MFS(R) VARIABLE INSURANCE TRUST
                             ---------------  ----------------  -------------------------------------------------------------
                                LEGG MASON       LEGG MASON
                               CLEARBRIDGE      WESTERN ASSET
                              VARIABLE LARGE      VARIABLE        MFS(R) INVESTORS      MFS(R) INVESTORS        MFS(R) NEW
                                CAP VALUE      STRATEGIC BOND       GROWTH STOCK              TRUST             DISCOVERY
                               PORTFOLIO --     PORTFOLIO --      SERIES -- SERVICE     SERIES --SERVICE    SERIES -- SERVICE
                                 CLASS I           CLASS I          CLASS SHARES          CLASS SHARES         CLASS SHARES
                             ---------------  ----------------  --------------------  --------------------  -----------------
                                                                  YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                               2010    2009     2010     2009      2010       2009       2010       2009      2010     2009
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   566     166      486    2,292    (17,564)   (13,996)    (6,356)    (2,487) (12,487)  (10,605)
 Net realized gain
   (loss) on investments....    (160) (3,018)    (569)  (4,632)    19,117    (32,658)    16,229    (77,558)  20,740   (44,935)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   2,492   9,904    6,419   12,448    131,512    442,091     91,290    392,266  231,340   380,385
 Capital gain
   distribution.............      --      --       --       44         --         --         --         --       --        --
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............   2,898   7,052    6,336   10,152    133,065    395,437    101,163    312,221  239,593   324,845
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
From capital
 transactions (note 4):
 Net premiums...............      --      --       --       --        300      1,344      2,297      2,125       --        44
 Death benefits.............      --      --       --    1,546     (2,027)    (4,840)   (43,213)    (2,804)      --       657
 Surrenders.................  (4,600) (4,951) (23,481)  (5,578)  (110,732)   (72,321)  (208,929)  (117,746) (83,592)  (83,834)
 Cost of insurance and
   administrative
   expenses.................     (41)    (40)     (44)     (44)    (1,149)    (1,027)    (1,808)    (1,882)    (461)     (426)
 Transfers between
   subaccounts
   (including fixed
   account), net............       5  (3,766)     160   (6,791)   (54,134)   (25,867)   (45,288)  (232,521)  11,711   (54,417)
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,636) (8,757) (23,365) (10,867)  (167,742)  (102,711)  (296,941)  (352,828) (72,342) (137,976)
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
Increase (decrease) in
 net assets.................  (1,738) (1,705) (17,029)    (715)   (34,677)   292,726   (195,778)   (40,607) 167,251   186,869
Net assets at beginning
 of year....................  39,505  41,210   61,654   62,369  1,455,853  1,163,127  1,469,258  1,509,865  767,940   581,071
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
Net assets at end of year... $37,767  39,505   44,625   61,654  1,421,176  1,455,853  1,273,480  1,469,258  935,191   767,940
                             =======  ======  =======  =======  =========  =========  =========  =========  =======  ========
Change in units (note 5):
 Units purchased............      --      --       38      200     18,719      8,820      9,063     11,729   10,953     6,510
 Units redeemed.............    (381)   (936)  (1,496)  (1,113)   (37,758)   (24,777)   (39,115)   (53,202) (17,624)  (22,739)
                             -------  ------  -------  -------  ---------  ---------  ---------  ---------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (381)   (936)  (1,458)    (913)   (19,039)   (15,957)   (30,052)   (41,473)  (6,671)  (16,229)
                             =======  ======  =======  =======  =========  =========  =========  =========  =======  ========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------
                               MFS(R) STRATEGIC        MFS(R) TOTAL
                                    INCOME                RETURN            MFS(R) UTILITIES
                              SERIES -- SERVICE      SERIES -- SERVICE      SERIES -- SERVICE
                                 CLASS SHARES          CLASS SHARES           CLASS SHARES
                             -------------------  ----------------------  --------------------
                                                                      YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------
                                2010      2009       2010        2009        2010       2009
                             ---------  --------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  16,193    69,292      92,182     140,494     57,017     84,228
 Net realized gain
   (loss) on investments....    14,478     8,862    (226,474)   (378,076)    (8,344)  (191,507)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    13,571    90,304   1,125,056   1,985,925    367,159    965,329
 Capital gain
   distribution.............        --        --          --          --         --         --
                             ---------  --------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    44,242   168,458     990,764   1,748,343    415,832    858,050
                             ---------  --------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        20     1,155     398,208   1,235,909    152,879    348,884
 Death benefits.............    (1,520)   (7,660)         --      (2,363)        --    (46,796)
 Surrenders.................   (45,951)  (39,540)   (584,831)   (582,454)  (360,929)  (215,573)
 Cost of insurance and
   administrative
   expenses.................      (595)     (796)    (44,365)    (29,691)   (10,389)    (6,230)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (333,712)  (23,026)    282,921     740,906    (68,820)    86,053
                             ---------  --------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (381,758)  (69,867)     51,933   1,362,307   (287,259)   166,338
                             ---------  --------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (337,516)   98,591   1,042,697   3,110,650    128,573  1,024,388
Net assets at beginning
 of year....................   900,441   801,850  12,984,336   9,873,686  3,809,873  2,785,485
                             ---------  --------  ----------  ----------  ---------  ---------
Net assets at end of year... $ 562,925   900,441  14,027,033  12,984,336  3,938,446  3,809,873
                             =========  ========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............    18,057   166,602     698,164     681,596     42,741     92,521
 Units redeemed.............   (51,324) (172,539)   (693,235)   (502,719)   (55,990)   (58,979)
                             ---------  --------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (33,267)   (5,937)      4,929     178,877    (13,249)    33,542
                             =========  ========  ==========  ==========  =========  =========

                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             --------------------------------------
                                OPPENHEIMER          OPPENHEIMER
                                 BALANCED             BALANCED
                                FUND/VA --           FUND/VA --
                             NON-SERVICE SHARES    SERVICE SHARES
                             ----------------   --------------------

                             ---------------------------------------
                               2010      2009      2010       2009
                             -------   -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................       8    (3,684)   (50,939)  (109,903)
 Net realized gain
   (loss) on investments.... (17,435)  (17,328)  (292,893)  (556,236)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  48,083    69,176  1,013,290  1,702,449
 Capital gain
   distribution.............      --        --         --         --
                             -------   -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  30,656    48,164    669,458  1,036,310
                             -------   -------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     365     1,218    132,947    456,659
 Death benefits.............  (1,889)   (3,740)        --         --
 Surrenders................. (17,736)  (13,736)  (412,959)  (273,536)
 Cost of insurance and
   administrative
   expenses.................    (267)     (258)   (21,844)   (15,985)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (18,842)    1,913   (113,729)   350,851
                             -------   -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (38,369)  (14,603)  (415,585)   517,989
                             -------   -------  ---------  ---------
Increase (decrease) in
 net assets.................  (7,713)   33,561    253,873  1,554,299
Net assets at beginning
 of year.................... 288,013   254,452  6,565,773  5,011,474
                             -------   -------  ---------  ---------
Net assets at end of year... 280,300   288,013  6,819,646  6,565,773
                             =======   =======  =========  =========
Change in units (note 5):
 Units purchased............     156       389    215,217    359,868
 Units redeemed.............  (3,598)   (2,080)  (265,376)  (270,623)
                             -------   -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (3,442)   (1,691)   (50,159)    89,245
                             =======   =======  =========  =========


                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ------------------------------------------------------------------------------------
                                OPPENHEIMER            OPPENHEIMER         OPPENHEIMER          OPPENHEIMER
                             CAPITAL APPRECIATION CAPITAL APPRECIATION      CORE BOND        GLOBAL SECURITIES
                                 FUND/VA --            FUND/VA --          FUND/VA --           FUND/VA --
                                NON-SERVICE              SERVICE           NON-SERVICE            SERVICE
                                   SHARES                SHARES              SHARES               SHARES
                             -------------------  --------------------  ----------------  ----------------------
                                                                   YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------
                               2010       2009       2010       2009      2010     2009      2010        2009
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (3,040)   (2,651)    (47,145)   (43,245)   1,787   (5,396)    (56,386)     29,117
 Net realized gain
   (loss) on investments....     (910)   (8,371)    (13,261)  (150,087) (23,386) (72,052)    440,116    (272,362)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   22,534    98,611     271,937  1,167,277   59,740  101,743   1,485,640   3,532,281
 Capital gain
   distribution.............       --        --          --         --       --       --          --     230,060
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   18,584    87,589     211,531    973,945   38,141   24,295   1,869,370   3,519,096
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      365       431      10,750      9,942       --       --     675,126   1,523,446
 Death benefits.............  (18,229)   (1,891)       (756)        --       --   (4,346)    (13,912)     (1,550)
 Surrenders.................  (42,629)  (24,676)   (282,843)  (102,867) (57,242) (52,997)   (980,906)   (655,742)
 Cost of insurance and
   administrative
   expenses.................     (360)     (354)     (3,809)    (3,303)    (266)    (265)    (64,991)    (40,435)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (968)    4,160     (12,166)  (251,535)     443  (23,672)    (77,548)   (475,804)
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (61,821)  (22,330)   (288,824)  (347,763) (57,065) (81,280)   (462,231)    349,915
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
Increase (decrease) in
 net assets.................  (43,237)   65,259     (77,293)   626,182  (18,924) (56,985)  1,407,139   3,869,011
Net assets at beginning
 of year....................  281,329   216,070   3,196,426  2,570,244  388,127  445,112  13,495,713   9,626,702
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
Net assets at end of year...  238,092   281,329   3,119,133  3,196,426  369,203  388,127  14,902,852  13,495,713
                             ========   =======   =========  =========  =======  =======  ==========  ==========
Change in units (note 5):
 Units purchased............      112       660      25,068    133,875      605    2,083     731,562     818,375
 Units redeemed.............   (5,355)   (2,957)    (47,844)  (171,807)  (6,324) (12,295)   (728,029)   (735,601)
                             --------   -------   ---------  ---------  -------  -------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....   (5,243)   (2,297)    (22,776)   (37,932)  (5,719) (10,212)      3,533      82,774
                             ========   =======   =========  =========  =======  =======  ==========  ==========

                             -----------------
                                OPPENHEIMER
                                HIGH INCOME
                                FUND/VA --
                                NON-SERVICE
                                  SHARES
                             ----------------

                             -----------------
                               2010     2009
                             -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   2,421     (620)
 Net realized gain
   (loss) on investments.... (13,417) (47,715)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  17,176   57,391
 Capital gain
   distribution.............      --       --
                             -------  -------
    Increase (decrease)
     in net assets from
     operations.............   6,180    9,056
                             -------  -------
From capital
 transactions (note 4):
 Net premiums...............      --      333
 Death benefits.............      --       --
 Surrenders.................  (5,385) (12,103)
 Cost of insurance and
   administrative
   expenses.................     (49)     (50)
 Transfers between
   subaccounts
   (including fixed
   account), net............      16    8,728
                             -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (5,418)  (3,092)
                             -------  -------
Increase (decrease) in
 net assets.................     762    5,964
Net assets at beginning
 of year....................  49,547   43,583
                             -------  -------
Net assets at end of year...  50,309   49,547
                             =======  =======
Change in units (note 5):
 Units purchased............     216    3,959
 Units redeemed.............  (1,783)  (5,280)
                             -------  -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....  (1,567)  (1,321)
                             =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ----------------------------------------------------------------------------------
                                                                                OPPENHEIMER
                                                           OPPENHEIMER        SMALL-& MID-CAP     OPPENHEIMER
                                   OPPENHEIMER             MAIN STREET            GROWTH         SMALL- & MID-
                                   MAIN STREET              SMALL CAP           FUND/VA --        CAP GROWTH
                                    FUND/VA --              FUND/VA --          NON-SERVICE       FUND/VA --
                                  SERVICE SHARES          SERVICE SHARES          SHARES        SERVICE SHARES
                             -----------------------  ---------------------  ----------------  ----------------
                                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                                 2010        2009        2010        2009      2010     2009     2010     2009
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (224,445)    (16,789)   (166,847)   (51,877)  (3,445)  (2,994)  (3,337)  (2,659)
 Net realized gain
   (loss) on investments....   1,227,088     202,313     553,286   (315,583) (53,649) (20,526)  (1,853)  (6,806)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   3,377,702   3,653,894   3,168,861  2,076,614  112,230   82,324   57,283   56,395
 Capital gain
   distribution.............          --          --          --         --       --       --       --       --
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   4,380,345   3,839,418   3,555,300  1,709,154   55,136   58,804   52,093   46,930
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............   1,326,805   2,347,767     242,882    412,312       --      333       --       --
 Death benefits.............     (56,596)    (58,314)    (31,130)   (11,093)      --   (6,548)      --       --
 Surrenders.................  (1,735,146)   (843,637)   (730,723)  (252,867) (71,366)  (3,996)  (7,697)  (9,856)
 Cost of insurance and
   administrative
   expenses.................    (164,602)    (71,642)    (55,403)   (15,534)    (357)    (364)    (213)    (166)
 Transfers between
   subaccounts
   (including fixed
   account), net............   8,756,959    (287,791)  8,880,238   (225,359)  (3,920)  (1,377)  11,496   10,328
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   8,127,420   1,086,383   8,305,864    (92,541) (75,643) (11,952)   3,586      306
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
Increase (decrease) in
 net assets.................  12,507,765   4,925,801  11,861,164  1,616,613  (20,507)  46,852   55,679   47,236
Net assets at beginning
 of year....................  18,698,076  13,772,275   6,394,163  4,777,550  251,149  204,297  202,068  154,832
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
Net assets at end of year... $31,205,841  18,698,076  18,255,327  6,394,163  230,642  251,149  257,747  202,068
                             ===========  ==========  ==========  =========  =======  =======  =======  =======
Change in units (note 5):
 Units purchased............   3,417,470   1,914,528   1,965,642    730,509    2,023       93    1,348    1,610
 Units redeemed.............  (2,280,149) (1,710,619)   (916,644)  (723,211)  (9,958)  (1,967)    (988)  (1,566)
                             -----------  ----------  ----------  ---------  -------  -------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   1,137,321     203,909   1,048,998      7,298   (7,935)  (1,874)     360       44
                             ===========  ==========  ==========  =========  =======  =======  =======  =======

                                PIMCO VARIABLE
                                INSURANCE TRUST
                             --------------------


                                   ALL ASSET
                                 PORTFOLIO --
                                    ADVISOR
                                 CLASS SHARES
                             --------------------

                             ---------------------
                                2010       2009
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    85,629     70,215
 Net realized gain
   (loss) on investments....       (78)   (28,441)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    89,394    137,462
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   174,945    179,236
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     9,065    143,862
 Death benefits.............        --         --
 Surrenders.................  (108,981)   (14,993)
 Cost of insurance and
   administrative
   expenses.................    (3,705)      (696)
 Transfers between
   subaccounts
   (including fixed
   account), net............   253,733    324,029
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   150,112    452,202
                             ---------  ---------
Increase (decrease) in
 net assets.................   325,057    631,438
Net assets at beginning
 of year.................... 1,505,936    874,498
                             ---------  ---------
Net assets at end of year... 1,830,993  1,505,936
                             =========  =========
Change in units (note 5):
 Units purchased............    35,838     55,993
 Units redeemed.............   (21,811)   (13,624)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    14,027     42,369
                             =========  =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------------
                                  FOREIGN
                               BOND PORTFOLIO                              LONG-TERM U.S.
                                (U.S. DOLLAR          HIGH YIELD             GOVERNMENT             LOW DURATION
                                 HEDGED) --          PORTFOLIO --           PORTFOLIO --            PORTFOLIO --
                               ADMINISTRATIVE       ADMINISTRATIVE         ADMINISTRATIVE          ADMINISTRATIVE
                                CLASS SHARES         CLASS SHARES           CLASS SHARES            CLASS SHARES
                             -----------------  ---------------------  ----------------------  ----------------------
                                                                          YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------
                               2010      2009      2010        2009       2010        2009        2010        2009
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  2,562   11,968     588,335    512,208     328,278     711,606      89,699   1,579,005
 Net realized gain
   (loss) on investments....      216     (509)    422,719    (44,627)   (164,913)    221,598     360,900      56,051
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    3,642      892     239,223  1,912,368     661,170  (2,494,194)    770,829   1,016,659
 Capital gain
   distribution.............      449       --          --         --          --     429,595          --     744,143
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    6,869   12,351   1,250,277  2,379,949     824,535  (1,131,395)  1,221,428   3,395,858
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       --       --     464,069  1,014,451     230,790   1,162,623   2,801,179   7,122,543
 Death benefits.............       --     (159)    (26,527)   (17,159)       (167)    (12,664)    (99,081)     (5,278)
 Surrenders.................  (12,182)  (8,544)   (841,706)  (406,770) (1,462,289) (1,758,906) (1,561,285) (1,339,727)
 Cost of insurance and
   administrative
   expenses.................      (20)     (20)    (42,634)   (22,757)    (17,367)    (35,390)   (207,749)   (164,223)
 Transfers between
   subaccounts
   (including fixed
   account), net............    2,909      350   2,316,253   (498,820) (4,484,415) (5,154,971) (5,591,745)  4,632,566
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (9,293)  (8,373)  1,869,455     68,945  (5,733,448) (5,799,308) (4,658,681) 10,245,881
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (2,424)   3,978   3,119,732  2,448,894  (4,908,913) (6,930,703) (3,437,253) 13,641,739
Net assets at beginning
 of year....................  104,023  100,045   8,896,982  6,448,088  11,778,939  18,709,642  40,371,197  26,729,458
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $101,599  104,023  12,016,714  8,896,982   6,870,026  11,778,939  36,933,944  40,371,197
                             ========  =======  ==========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      240      869     773,588    676,907     342,785     527,920   3,238,360   4,891,865
 Units redeemed.............     (900)  (1,611)   (602,771)  (664,372)   (778,551)   (846,294) (3,647,680) (3,943,514)
                             --------  -------  ----------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (660)    (742)    170,817     12,535    (435,766)   (318,374)   (409,320)    948,351
                             ========  =======  ==========  =========  ==========  ==========  ==========  ==========

                             -----------------------


                                  TOTAL RETURN
                                  PORTFOLIO --
                                 ADMINISTRATIVE
                                  CLASS SHARES
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  2,238,797   2,281,300
 Net realized gain
   (loss) on investments....  1,223,508     313,650
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    242,863   1,519,641
 Capital gain
   distribution.............    107,599     799,610
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  3,812,767   4,914,201
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............  3,587,922   4,367,648
 Death benefits.............    (97,031)   (143,083)
 Surrenders................. (7,075,457) (3,323,531)
 Cost of insurance and
   administrative
   expenses.................   (243,352)   (122,099)
 Transfers between
   subaccounts
   (including fixed
   account), net............  7,665,932  11,557,774
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  3,838,014  12,336,709
                             ----------  ----------
Increase (decrease) in
 net assets.................  7,650,781  17,250,910
Net assets at beginning
 of year.................... 51,444,100  34,193,190
                             ----------  ----------
Net assets at end of year... 59,094,881  51,444,100
                             ==========  ==========
Change in units (note 5):
 Units purchased............  2,584,431   2,107,610
 Units redeemed............. (2,136,246) (1,150,831)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    448,185     956,779
                             ==========  ==========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   RYDEX
                               VARIABLE TRUST          THE ALGER PORTFOLIOS               THE PRUDENTIAL SERIES FUND
                             -----------------  ----------------------------------  --------------------------------------
                                                      ALGER             ALGER             JENNISON
                                                    LARGE CAP         SMALL CAP             20/20
                                                     GROWTH            GROWTH               FOCUS             JENNISON
                                                  PORTFOLIO --      PORTFOLIO --        PORTFOLIO --        PORTFOLIO --
                               NASDAQ- 100(R)       CLASS I-2         CLASS I-2           CLASS II            CLASS II
                                    FUND             SHARES            SHARES              SHARES              SHARES
                             -----------------  ----------------  ----------------  --------------------  ----------------
                                                                YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                               2010      2009     2010     2009     2010     2009      2010       2009      2010     2009
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $(13,038) (11,058)  (1,327)  (1,337)  (3,448)  (2,984)   (22,054)   (18,746)  (1,580)  (1,113)
 Net realized gain
   (loss) on investments....   21,389   (2,188)  (5,617)  (6,034)   5,058   (6,173)    (8,082)   (53,721)   2,377     (245)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  114,029  288,335   29,359   74,592   50,265   86,633    121,987    632,795    5,576   32,895
 Capital gain
   distribution.............       --       --       --       --       --       --         --         --       --       --
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............  122,380  275,089   22,415   67,221   51,875   77,476     91,851    560,328    6,373   31,537
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............       --       --       --       --       --       15      1,050     33,184       --      402
 Death benefits.............   (2,924)      --   (1,066)      --       --   (9,018)        --         --       --       --
 Surrenders.................  (68,706) (30,718) (25,518)  (9,627) (32,347) (13,116)   (65,743)   (23,019) (15,135)  (2,120)
 Cost of insurance and
   administrative
   expenses.................      (97)    (108)    (186)    (200)    (255)    (262)    (2,595)    (2,129)    (189)    (179)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (7,795)  (7,577)     (22)   2,903   (3,542)  (1,296)    18,546    (29,754)  11,494   22,701
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (79,522) (38,403) (26,792)  (6,924) (36,144) (23,677)   (48,742)   (21,718)  (3,830)  20,804
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets.................   42,858  236,686   (4,377)  60,297   15,731   53,799     43,109    538,610    2,543   52,341
Net assets at beginning
 of year....................  815,928  579,242  210,985  150,688  246,698  192,899  1,553,722  1,015,112  113,004   60,663
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
Net assets at end of year... $858,786  815,928  206,608  210,985  262,429  246,698  1,596,831  1,553,722  115,547  113,004
                             ========  =======  =======  =======  =======  =======  =========  =========  =======  =======
Change in units (note 5):
 Units purchased............    1,287    2,088       --      353       68      596    186,805     66,454    2,620    2,285
 Units redeemed.............  (10,001)  (7,672)  (2,561)  (1,163)  (3,432)  (3,546)  (189,031)   (66,940)  (3,186)    (281)
                             --------  -------  -------  -------  -------  -------  ---------  ---------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (8,714)  (5,584)  (2,561)    (810)  (3,364)  (2,950)    (2,226)      (486)    (566)   2,004
                             ========  =======  =======  =======  =======  =======  =========  =========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              THE PRUDENTIAL SERIES      WELLS FARGO
                                FUND (CONTINUED)       VARIABLE TRUST
                             ----------------------  -------------------
                                     NATURAL
                                    RESOURCES            WELLS FARGO
                                  PORTFOLIO --          ADVANTAGE VT
                                    CLASS II            OMEGA GROWTH
                                     SHARES            FUND -- CLASS 2
                             ----------------------  -------------------
                                                     PERIOD FROM JULY 16
                                   YEAR ENDED          TO DECEMBER 31,
                                  DECEMBER 31,              2010
                             ----------------------  -------------------
                                 2010        2009           2010
                             -----------  ---------  -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (71,420)   300,054           (859)
 Net realized gain
   (loss) on investments....      45,963   (686,800)         2,938
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     833,379  2,232,800         25,228
 Capital gain
   distribution.............          --         --             --
                             -----------  ---------        -------
    Increase (decrease)
     in net assets from
     operations.............     807,922  1,846,054         27,307
                             -----------  ---------        -------
From capital
 transactions (note 4):
 Net premiums...............     173,131    752,244             --
 Death benefits.............          --    (11,340)            --
 Surrenders.................    (292,947)  (187,590)        (1,661)
 Cost of insurance and
   administrative
   expenses.................     (20,278)   (14,382)          (337)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,026,600)   (43,442)       101,748
                             -----------  ---------        -------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,166,694)   495,490         99,750
                             -----------  ---------        -------
Increase (decrease) in
 net assets.................    (358,772) 2,341,544        127,057
Net assets at beginning
 of year....................   4,943,411  2,601,867             --
                             -----------  ---------        -------
Net assets at end of year... $ 4,584,639  4,943,411        127,057
                             ===========  =========        =======
Change in units (note 5):
 Units purchased............     261,741    353,668         21,694
 Units redeemed.............    (386,171)  (332,163)       (11,610)
                             -----------  ---------        -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (124,430)    21,505         10,084
                             ===========  =========        =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2010

(1)DESCRIPTION OF ENTITY

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective November 19, 2010, the Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund -- Service Shares changed its name to the Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

   Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund was liquidated on September 17, 2010.

   On July 16, 2010, the Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2 was liquidated and the cash was reinvested in the Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2.

   Effective June 1, 2010, as a result of the sale of the asset management business that advised the Van Kampen family of funds to Invesco Ltd., the assets and liabilities of The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; the assets and liabilities of the Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares; and the assets and liabilities of the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares.

   On April 30, 2010, both Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund -- Service Shares and Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund -- Service Shares were liquidated and the cash was reinvested in Genworth Enhanced International Index Fund -- Service Shares.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


   Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund-- Class 2 Shares, Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares, and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 were liquidated on April 30, 2010.

   The Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares on April 30, 2010.

   The JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1 changed its name to JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 on April 30, 2010.

   The Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I changed its name to the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I and the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Investors Portfolio -- Class I changed its name to the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I on
April 30, 2010.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Non-Service Shares changed its name to the Oppenheimer Variable Account Funds
-- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares and the Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares changed its name to the Oppenheimer Variable Account Funds --
Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares on April 30, 2010.

   As a result of an organizational change, effective April 2010, the name of AIM Variable Insurance Funds was changed to AIM Variable Insurance Funds (Invesco Variable Insurance Funds). In addition, references to the names of certain Portfolios of AIM Variable Insurance Funds were changed as follows:

AIM V.I. Basic Value Fund -- Series II shares was changed    AIM V.I. Global Real Estate Fund -- Series II shares was
  to Invesco V.I. Basic Value Fund -- Series II shares;        changed to Invesco V.I. Global Real Estate Fund -- Series
AIM V.I. Capital Appreciation Fund -- Series I shares was      II shares;
  changed to Invesco V.I. Capital Appreciation Fund --       AIM V.I. International Growth Fund -- Series II shares was
  Series I shares;                                             changed to Invesco V.I. International Growth Fund --
AIM V.I. Core Equity Fund -- Series I shares was changed to    Series II shares; and
  Invesco V.I. Core Equity Fund -- Series I shares;          AIM V.I. Large Cap Growth Fund -- Series I shares was
                                                               changed to Invesco V.I. Large Cap Growth Fund -- Series I
                                                               shares.

   On March 12, 2010, Federated Insurance Series -- Federated Clover Value Fund II -- Primary Shares was liquidated and the cash was reinvested in Federated Capital Appreciation Fund II -- Primary Shares.

   On April 27, 2009, both J.P.Morgan Series Trust II -- JPMorgan Bond Portfolio and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio -- Class 1 were liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan International Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio; J.P.Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan Small Company Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1; and J.P.Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


   The following Portfolios are not available to contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust --      Franklin Templeton Variable Insurance Products Trust --
  Franklin Income Securities Fund -- Class 2 Shares            Franklin Templeton VIP Founding Funds Allocation Fund --
                                                               Class 2 Shares

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2009 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2010.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2010.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in note 4(a) below. Although the contracts are no longer available for sale, additional purchase payments may still be accepted under the terms of the contracts.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus Annuity rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of the variable annuity products but would continue to service existing blocks of business. The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2010 were:

                           COST OF     PROCEEDS
                            SHARES       FROM
FUND/PORTFOLIO             ACQUIRED   SHARES SOLD
--------------            ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Basic
   Value Fund -- Series
   II shares............. $   119,029 $   277,944
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares.......      13,901      57,485
  Invesco V.I. Core
   Equity Fund -- Series
   I shares..............     144,814     154,805
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares......     661,642     859,438
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares................   5,520,876   7,131,673
  Invesco V.I. Large Cap
   Growth Fund -- Series
   I shares..............      78,653     178,141
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series II
   shares................      11,791      52,568
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares......   2,039,658   2,358,788
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares.............     247,478     206,096
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B...............   4,951,989   5,296,827
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B...............      38,588      89,591
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B..     757,150   2,266,000
  AllianceBernstein
   International Value
   Portfolio -- Class B..  13,490,900  12,853,844
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B..     102,989     191,687
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B..      79,548     153,718
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II..............  17,380,075  23,373,774

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
American Century
  Variable Portfolios,
  Inc.
  VP Income & Growth
   Fund -- Class I........ $    31,718 $    52,576
  VP International Fund
   -- Class I.............   2,498,061   3,394,365
  VP Ultra(R) Fund --
   Class I................     105,331     127,459
  VP Value Fund -- Class
   I......................      38,395     129,302
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............     117,352     144,218
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  21,880,211  16,935,348
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......      40,760      37,698
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................      94,886     123,371
Columbia Funds Variable
  Insurance Trust I
  Columbia Marsico
   Growth Fund, Variable
   Series -- Class A......     709,399     917,217
  Columbia Marsico
   International
   Opportunities Fund,
   Variable Series --
   Class B................   5,451,734   6,053,942
DWS Variable Series II
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........      72,996     131,750
  DWS Strategic Value
   VIP -- Class B Shares..      51,672      75,334
  DWS Technology VIP --
   Class B Shares.........      27,031     112,948
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........       5,956      34,366
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.   3,334,809   3,045,926
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................      11,052      20,063
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............   7,640,311  12,731,209
  VT Worldwide Health
   Sciences Fund..........     231,861   1,449,001
Evergreen Variable
  Annuity Trust
  Evergreen VA Omega
   Fund -- Class 2........       5,435     122,844
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......     105,377      16,851
  Federated Capital
   Income Fund II.........       7,902       9,758
  Federated Clover Value
   Fund II -- Primary
   Shares.................       2,229     115,033
  Federated High Income
   Bond Fund II --
   Primary Shares.........      86,985     170,579
  Federated High Income
   Bond Fund II --
   Service Shares.........     745,723     943,512
  Federated Kaufmann
   Fund II -- Service
   Shares.................   6,785,200   5,342,195
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset ManagerSM
   Portfolio -- Initial
   Class..................       3,791      12,008
  VIP Asset ManagerSM
   Portfolio -- Service
   Class 2................     283,895     484,364
  VIP Balanced Portfolio
   -- Service Class 2.....   3,085,111   4,945,395
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................      72,671     301,309
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   6,430,467   8,101,231
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................       9,590      20,251
  VIP Equity-Income
   Portfolio -- Initial
   Class..................      12,001     232,062
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   3,685,888   4,777,241
  VIP Growth & Income
   Portfolio -- Initial
   Class..................       1,792      40,312
  VIP Growth & Income
   Portfolio -- Service
   Class 2................      91,410     309,416
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................         742      34,283
  VIP Growth Portfolio
   -- Initial Class.......       2,797     114,909
  VIP Growth Portfolio
   -- Service Class 2.....      63,036     419,657

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........ $ 2,777,711 $ 2,391,855
  VIP Mid Cap Portfolio
   -- Service Class 2.....   1,795,681   3,146,052
  VIP Overseas Portfolio
   -- Initial Class.......       4,339      17,097
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      28,177      49,620
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........  34,240,070  38,414,424
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.      82,813      55,022
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........   4,894,432   5,735,239
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........   8,668,663  11,583,028
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........       2,813       8,861
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........   2,811,882   3,637,553
  Templeton Global Asset
   Allocation Fund --
   Class 2 Shares.........      88,562     573,712
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........      29,259      32,642
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........   2,142,143   2,599,209
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......     150,710     464,359
  Income Fund -- Class 1
   Shares.................     260,082     509,293
  International Equity
   Fund -- Class 1 Shares.       6,188       3,006
  Mid-Cap Equity Fund --
   Class 1 Shares.........   1,033,573   1,756,198
  Money Market Fund.......  31,656,413  41,811,652
  Premier Growth Equity
   Fund -- Class 1 Shares.      24,283     202,771
  Real Estate Securities
   Fund -- Class 1 Shares.   3,981,389   4,597,445
  S&P 500(R) Index Fund...   3,286,945   5,859,658
  Small-Cap Equity Fund
   -- Class 1 Shares......     248,750     893,253
  Total Return Fund --
   Class 1 Shares.........   2,409,413   3,394,855
  Total Return Fund --
   Class 3 Shares.........  31,427,785  37,964,239
  U.S. Equity Fund --
   Class 1 Shares.........      83,425     288,204
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares.........   8,967,548   7,093,781
  Genworth Davis NY
   Venture Fund --
   Service Shares.........     228,683     176,761
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......   7,087,604  10,259,442
  Genworth Enhanced
   International Index
   Fund -- Service Shares.   9,548,186   8,492,888
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................  29,705,778  15,907,749
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.   9,220,850  14,284,471
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........  28,701,062  18,627,269
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.   7,421,109   5,467,631
  Genworth Putnam
   International Capital
   Opportunities Fund --
   Service Shares.........   2,000,481   5,287,134
  Genworth Thornburg
   International Value
   Fund -- Service Shares.   3,023,014   5,934,694
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...         688      10,629
  Goldman Sachs Mid Cap
   Value Fund.............      93,463     201,589
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Balanced
   Portfolio -- Class 1...          --      85,865
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...  11,962,559  10,709,075
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...   6,393,322   5,395,811
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................      64,182      68,057
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...   1,968,468   2,363,529

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                           COST OF     PROCEEDS
                            SHARES       FROM
FUND/PORTFOLIO             ACQUIRED   SHARES SOLD
--------------            ----------- -----------
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1............... $ 1,575,098 $ 1,537,153
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1..   1,571,302   1,564,287
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1..     255,015     594,487
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1..      59,046      72,062
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1..   6,312,017   5,563,897
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares..      53,324     490,105
  Balanced Portfolio --
   Service Shares........   4,437,174   3,792,476
  Enterprise Portfolio
   -- Institutional
   Shares................      83,764     399,544
  Enterprise Portfolio
   -- Service Shares.....       9,709      11,951
  Flexible Bond
   Portfolio --
   Institutional Shares..       8,082      68,525
  Forty Portfolio --
   Institutional Shares..      94,657     428,868
  Forty Portfolio --
   Service Shares........   8,589,293  14,381,654
  Global Life Sciences
   Portfolio -- Service
   Shares................       1,046      58,522
  Global Technology
   Portfolio -- Service
   Shares................       4,078      11,317
  Janus Portfolio --
   Institutional Shares..       7,555      75,742
  Janus Portfolio --
   Service Shares........      15,699      45,552
  Overseas Portfolio --
   Institutional Shares..     271,328     713,990
  Overseas Portfolio --
   Service Shares........       6,570      52,852
  Worldwide Portfolio --
   Institutional Shares..      34,811     196,930
  Worldwide Portfolio --
   Service Shares........       7,298      84,494
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II..............      26,160      98,869
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I..         935      57,230
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II.   1,841,053   1,857,141
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I..      33,485      99,897
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I...............       1,098       5,170
Legg Mason Partners
  Variable Income Trust
  Legg Mason Western
   Asset Variable
   Strategic Bond
   Portfolio -- Class I..       1,921      24,800
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................     164,402     334,947
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........     107,311     410,406
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........     131,714     216,123
  MFS(R) Strategic
   Income Series --
   Service Class Shares..     236,582     602,130
  MFS(R) Total Return
   Series -- Service
   Class Shares..........   7,129,877   6,950,756
  MFS(R) Utilities
   Series -- Service
   Class Shares..........     603,612     833,833
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....       5,770      44,130
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................   1,575,002   2,041,587
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.       1,719      66,581
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....     261,884     597,411
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....      13,186      68,464
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........   6,491,594   7,006,002
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....       3,839       6,836
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........  26,704,247  18,796,568
  Oppenheimer Main
   Street Small Cap
   Fund/VA -- Service
   Shares................  16,754,231   8,613,014
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....      19,964      99,053
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................      14,475      14,205

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                           COST OF     PROCEEDS
                            SHARES       FROM
FUND/PORTFOLIO             ACQUIRED   SHARES SOLD
--------------            ----------- -----------
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares.. $   470,701 $   279,143
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........       8,076      14,293
  High Yield Portfolio
   -- Administrative
   Class Shares..........   9,892,901   7,448,461
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   5,101,419  10,445,953
  Low Duration Portfolio
   -- Administrative
   Class Shares..........  38,201,789  42,781,162
  Total Return Portfolio
   -- Administrative
   Class Shares..........  36,993,868  30,780,339
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..      11,734     104,293
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............       1,534      29,653
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............         685      40,277
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................   1,823,525   1,894,303
  Jennison Portfolio --
   Class II Shares.......      36,928      42,338
  Natural Resources
   Portfolio -- Class II
   Shares................   2,897,327   4,134,312
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............     218,792     119,895

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) represents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

  (E) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Fund") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM currently serves as investment adviser to the Fund. As compensation for its services, GFWM is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010


(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2010 and 2009 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLICNY's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2010, 2009, 2008, 2007 and 2006 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2010 and were available to contract owners during 2010.

                                      EXPENSES AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco V.I. Basic Value
   Fund -- Series II shares
   2010.............................. 1.45% to 1.85% 114,541 11.85 to  8.18 1,310    0.35%       5.40% to    4.97%
   2009.............................. 1.45% to 1.85% 128,066 11.24 to  7.79 1,385    1.20%      45.60% to   45.01%
   2008.............................. 1.45% to 1.85% 139,828  7.72 to  5.37 1,041    2.36%    (52.60)% to (52.80)%
   2007.............................. 1.45% to 1.95% 147,454 16.29 to  9.96 2,313    0.38%     (0.11)% to  (0.37)%
   2006.............................. 1.45% to 2.10% 160,952 16.31 to 11.40 2,545    0.41%      11.31% to   10.58%
 Invesco V.I. Capital Appreciation
   Fund -- Series I shares
   2010.............................. 1.45% to 1.80%  43,795  8.52 to  9.19   397    0.74%      13.82% to   13.41%
   2009.............................. 1.45% to 1.80%  48,679  7.48 to  8.10   389    0.63%      19.32% to   18.90%
   2008.............................. 1.45% to 1.80%  55,101  6.27 to  6.82   367    0.00%    (43.33)% to (43.53)%
   2007.............................. 1.45% to 1.80%  75,762 11.07 to 12.07   885    0.00%      10.38% to    9.99%
   2006.............................. 1.45% to 2.10%  82,704 10.03 to 11.15   872    0.07%       4.76% to    4.07%
 Invesco V.I. Core Equity
   Fund -- Series I shares
   2010.............................. 1.45% to 1.80%  67,837 10.82 to 10.64   694    0.97%       7.97% to    7.58%
   2009.............................. 1.45% to 1.85%  67,670 10.02 to  9.88   649    2.08%      26.44% to   25.93%
   2008.............................. 1.45% to 1.85%  66,944  7.93 to  7.84   517    2.04%    (31.16)% to (31.44)%
   2007.............................. 1.45% to 1.85%  76,482 11.52 to 11.44   880    1.02%       6.54% to    6.11%
   2006.............................. 1.45% to 2.45%  89,539 10.81 to 10.74   967    0.56%       8.10% to    7.36%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                     EXPENSES AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2010............................. 1.45% to 2.20%  37,581 12.16 to  9.31   393     4.71%     15.54% to   14.66%
   2009............................. 1.45% to 2.20%  65,454 10.53 to  8.12   560     0.00%     29.20% to   28.21%
   2008............................. 1.45% to 2.20%  69,095  8.15 to  6.33   454    10.70%   (45.52)% to (45.94)%
   2007............................. 1.45% to 2.20%  42,225 14.96 to 11.71   577     9.23%    (7.14)% to  (7.85)%
   2006............................. 1.45% to 1.85%  16,378 16.11 to 14.46   263     2.58%     40.18% to   39.61%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2010............................. 1.15% to 2.55% 664,046  8.42 to  8.64 7,083     1.70%     11.31% to    9.74%
   2009............................. 1.15% to 2.55% 866,891  7.56 to  7.88 8,117     1.48%     33.36% to   31.47%
   2008............................. 1.15% to 2.55% 743,212  5.67 to  5.99 5,396     0.48%   (41.22)% to (42.05)%
   2007............................. 1.15% to 2.55% 533,253  9.65 to 10.34 7,486     0.53%   (60.83)% to    5.07%
   2006............................. 1.45% to 2.10% 204,571 15.54 to 14.22 2,783     1.76%     26.03% to   25.20%
 Invesco V.I. Large Cap Growth
   Fund -- Series I shares
   2010............................. 1.45% to 1.60%  12,759 10.15 to 10.07   129     0.46%     15.56% to   15.38%
   2009............................. 1.45% to 1.60%  23,760  8.78 to  8.73   208     0.38%     24.16% to   23.98%
   2008............................. 1.45% to 1.60%  24,337  7.07 to  7.04   171     0.01%   (39.18)% to (39.28)%
   2007............................. 1.45% to 1.60%  22,488 11.63 to 11.60   261     0.04%     13.96% to   13.78%
   2006............................. 1.45% to 2.20%  20,850 10.20 to 10.15   213     0.17%      2.03% to    1.51%
 Invesco Van Kampen V.I. Capital
   Growth Fund -- Series II shares
   2010............................. 1.45% to 1.80%  34,646 10.71 to 10.39   376     0.00%     17.83% to   17.42%
   2009............................. 1.45% to 1.80%  38,438  9.09 to  8.85   353     0.00%     63.24% to   62.66%
   2008............................. 1.45% to 1.80%  48,771  5.57 to  5.44   274     0.20%   (49.85)% to (50.03)%
   2007............................. 1.45% to 1.80%  49,554 11.10 to 10.88   558     0.00%     14.94% to   14.53%
   2006............................. 1.45% to 2.10%  30,869  9.66 to 10.46   304     0.00%      1.14% to    0.48%
 Invesco Van Kampen V.I. Comstock
   Fund -- Series II shares
   2010............................. 1.45% to 2.10% 277,959 12.37 to  9.99 3,299     0.13%     14.02% to   13.27%
   2009............................. 1.45% to 2.25% 302,568 10.85 to  7.49 3,165     4.31%     26.55% to   25.52%
   2008............................. 1.45% to 2.25% 334,381  8.58 to  5.97 2,788     2.39%   (36.73)% to (37.25)%
   2007............................. 1.15% to 2.55% 736,728  9.50 to  9.12 8,915     1.33%   (86.90)% to (12.88)%
   2006............................. 1.45% to 2.10% 361,698 14.08 to 11.68 4,981     2.30%     14.37% to   13.61%
 Invesco Van Kampen V.I. Equity and
   Income Fund -- Series II shares
   2010............................. 1.45% to 2.55% 177,501   9.88 to 9.51 1,717     1.85%     10.41% to    9.18%
   2009............................. 1.45% to 2.55% 159,548   8.95 to 8.71 1,410     2.90%     20.71% to   19.36%
   2008............................. 1.45% to 2.55% 139,317   7.41 to 7.30 1,026     3.23%   (23.80)% to (24.65)%
   2007............................. 1.45% to 2.55%  97,099   9.76 to 9.68   942     0.15%    (3.59)% to  (4.67)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2010............................. 1.45% to 2.45%   755,358 9.35  to  9.03  6,878   2.54%       8.70% to    7.60%
   2009............................. 1.45% to 2.45%   802,293 8.60  to  8.40  6,739   0.90%      22.65% to   21.40%
   2008............................. 1.45% to 2.45%   710,556 7.01  to  6.92  4,887   3.33%    (31.22)% to (31.92)%
   2007............................. 1.45% to 2.45%   264,400 10.19 to 10.16  2,686   0.00%       5.98% to    4.59%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2010............................. 1.45% to 1.80%    29,675 16.08 to 15.64    448   2.02%      16.86% to   16.45%
   2009............................. 1.45% to 1.80%    33,277 13.76 to 13.43    436   0.00%      50.97% to   50.44%
   2008............................. 1.45% to 1.80%    27,723  9.11 to  8.93    245   0.00%    (48.23)% to (48.41)%
   2007............................. 1.45% to 1.80%    36,791 17.60 to 17.31    642   0.00%      18.15% to   17.73%
   2006............................. 1.45% to 2.10%    31,707 14.90 to 11.13    470   0.00%       6.81% to    6.11%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2010............................. 1.40% to 2.10%   466,445 12.81 to  9.08  4,604   0.00%      11.22% to   10.43%
   2009............................. 1.40% to 2.20%   640,939 11.52 to  7.71  5,579   3.53%      18.66% to   17.70%
   2008............................. 1.40% to 2.20%   720,364  9.70 to  6.55  5,302   3.96%    (41.53)% to (42.00)%
   2007............................. 1.40% to 2.10%   715,181 16.60 to 12.01  9,232   1.52%       3.39% to    2.65%
   2006............................. 1.40% to 2.10%   755,540 16.05 to 11.71  9,463   1.14%      15.35% to   14.53%
 AllianceBernstein International
   Value Portfolio -- Class B
   2010............................. 1.15% to 2.55% 1,561,542  6.02 to  5.95 11,736   3.01%       3.10% to    1.64%
   2009............................. 1.15% to 2.55% 1,448,064  5.84 to  5.86 10,616   1.18%      32.81% to   30.93%
   2008............................. 1.15% to 2.55% 1,317,276  4.40 to  4.47  7,501   2.08%    (53.82)% to (54.48)%
   2007............................. 1.15% to 2.55% 1,300,461  9.52 to  9.83 17,245   2.26%    (83.43)% to  (2.59)%
   2006............................. 1.45% to 2.10%   441,968 16.12 to 15.05  6,154   1.18%      33.17% to   32.29%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2010............................. 1.45% to 1.85%   158,095  8.43 to 10.28  1,441   0.27%       8.24% to    7.80%
   2009............................. 1.45% to 1.85%   167,809  7.78 to  9.53  1,407   0.00%      35.12% to   34.57%
   2008............................. 1.45% to 1.85%   193,959  5.76 to  7.08  1,203   0.00%    (40.69)% to (40.94)%
   2007............................. 1.45% to 1.85%   224,757  9.71 to 11.99  2,366   0.00%      11.96% to   11.50%
   2006............................. 1.45% to 2.10%   249,614  8.68 to 10.72  2,364   0.00%     (2.08)% to  (2.72)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2010............................. 1.45% to 1.80%    20,571 13.14 to 13.76    245   0.00%      34.61% to   34.14%
   2009............................. 1.45% to 1.80%    27,792  9.76 to 10.26    250   0.00%      39.23% to   38.73%
   2008............................. 1.45% to 1.80%    19,516  7.01 to  7.39    133   0.00%    (46.41)% to (46.60)%
   2007............................. 1.45% to 1.80%    12,340 13.09 to 13.85    165   0.00%      12.04% to   11.64%
   2006............................. 1.45% to 1.80%     9,706 11.68 to 12.40    116   0.00%       8.91% to    8.52%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2010........................... 1.15% to 2.55% 1,282,800 11.19 to 11.10 14,542   1.66%       3.89% to    2.42%
   2009........................... 1.15% to 2.55% 1,834,443 10.77 to 10.84 20,136   1.85%       8.97% to    7.43%
   2008........................... 1.15% to 2.55% 1,327,606  9.88 to 10.09 13,526   1.16%     (2.73)% to  (4.11)%
   2007........................... 1.45% to 2.10%    92,682 10.76 to 10.74    994   4.61%       7.92% to    7.20%
   2006........................... 1.45% to 2.10%    91,275  9.97 to 10.02    914   3.30%     (0.11)% to  (0.55)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2010........................... 1.45% to 1.60%    50,813 13.82 to 13.64    695   1.53%      12.49% to   12.32%
   2009........................... 1.45% to 1.60%    52,526 12.28 to 12.15    639   4.75%      16.38% to   16.21%
   2008........................... 1.45% to 1.85%    53,837 10.55 to  7.29    559   1.97%    (35.54)% to (35.80)%
   2007........................... 1.45% to 1.85%    54,786 16.37 to 11.36    885   1.28%     (1.52)% to  (1.93)%
   2006........................... 1.45% to 1.85%    28,453 16.62 to 11.58    465   1.77%      15.39% to   14.93%
 VP International Fund -- Class I
   2010........................... 1.45% to 2.20%    82,741 17.32 to  9.71  1,000   2.17%      11.65% to   10.80%
   2009........................... 1.45% to 2.20%   183,652 15.51 to  8.77  1,851   2.17%      31.83% to   30.82%
   2008........................... 1.45% to 2.20%   216,996 11.77 to  6.70  1,649   0.79%    (45.63)% to (46.04)%
   2007........................... 1.45% to 2.20%   190,697 21.64 to 12.42  2,771   0.54%      16.34% to   15.45%
   2006........................... 1.45% to 1.85%    86,714 18.60 to 13.83  1,199   1.15%      23.22% to   22.72%
 VP Ultra(R) Fund -- Class I
   2010........................... 1.45% to 1.60%    34,667 12.94 to 12.78    445   0.52%      14.40% to   14.23%
   2009........................... 1.45% to 1.60%    36,287 11.31 to 11.19    407   0.29%      32.53% to   32.33%
   2008........................... 1.45% to 1.85%    42,958  8.54 to  6.65    361   0.00%    (42.33)% to (42.57)%
   2007........................... 1.45% to 1.85%    58,491 14.80 to 11.58    856   0.00%      19.25% to   18.77%
   2006........................... 1.45% to 1.85%    62,792 12.41 to  9.75    771   0.00%     (4.67)% to  (5.06)%
 VP Value Fund -- Class I
   2010........................... 1.45% to 1.80%    74,186 15.35 to 14.90  1,128   2.19%      11.78% to   11.38%
   2009........................... 1.45% to 1.80%    81,262 13.73 to 13.38  1,107   5.62%      18.13% to   17.71%
   2008........................... 1.45% to 1.95%    85,679 11.62 to  6.66    983   7.93%    (27.84)% to (28.21)%
   2007........................... 1.45% to 1.95%   113,695 16.11 to  9.28  1,810   6.70%     (6.52)% to  (7.19)%
   2006........................... 1.45% to 1.85%   118,643 17.23 to 11.79  1,986   5.66%      16.94% to   16.46%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2010........................... 1.45% to 2.10%    87,666 11.73 to 10.58    927   1.40%      10.88% to   10.15%
   2009........................... 1.45% to 1.85%    91,740 10.58 to  9.72    861   2.33%      28.97% to   28.45%
   2008........................... 1.45% to 1.85%    65,163  8.20 to  7.56    512   2.11%    (37.82)% to (38.08)%
   2007........................... 1.45% to 1.85%    57,948 13.19 to 12.21    760   2.55%       0.05% to  (0.36)%
   2006........................... 1.45% to 2.10%    41,198 13.18 to 12.21    540   3.60%      19.84% to   19.05%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2010........................... 1.15% to 2.55% 7,950,714 10.20 to 10.78 89,084    1.14%      8.50% to    6.96%
   2009........................... 1.15% to 2.55% 7,477,540  9.40 to 10.08 77,717    2.06%     19.53% to   17.83%
   2008........................... 1.15% to 2.55% 6,313,532  7.86 to  8.55 55,768    3.05%   (20.60)% to (21.72)%
   2007........................... 1.45% to 2.55% 2,725,305 14.61 to 10.93 32,466    6.21%   (15.41)% to   14.10%
   2006........................... 1.45% to 2.10%   414,919 12.69 to 12.23  4,553   10.37%     14.72% to   13.97%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   2010........................... 1.45% to 1.80%    28,056 10.94 to 10.68    304    0.46%     13.43% to   13.03%
   2009........................... 1.45% to 1.80%    27,270  9.64 to  9.45    261    0.36%     24.79% to   24.35%
   2008........................... 1.45% to 1.80%    27,003  7.73 to  7.60    207    0.42%   (41.75)% to (41.96)%
   2007........................... 1.45% to 1.80%    13,280 13.27 to 13.10    175    0.08%      6.49% to    6.11%
   2006........................... 1.45% to 2.10%     6,933 12.46 to 10.92     86    0.06%      5.33% to    4.64%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2010........................... 1.45% to 1.85%    53,060 12.34 to 10.63    585    0.46%     26.45% to   25.94%
   2009........................... 1.45% to 1.85%    55,132  9.76 to  8.44    482    0.70%     26.21% to   25.69%
   2008........................... 1.45% to 1.85%    39,096  7.73 to  6.72    293    3.23%   (41.08)% to (41.32)%
   2007........................... 1.45% to 1.85%    38,767 13.12 to 11.45    506    5.09%    (2.59)% to  (2.98)%
   2006........................... 1.45% to 2.10%    38,058 13.47 to 11.76    510   40.95%     10.65% to    9.93%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2010........................... 1.45% to 1.85%   298,755 15.75 to 10.99  3,781    0.12%     19.79% to   19.30%
   2009........................... 1.45% to 1.85%   304,481 13.15 to  9.21  3,288    0.77%     24.83% to   24.32%
   2008........................... 1.45% to 1.85%   328,028 10.53 to  7.41  2,950    0.32%   (40.33)% to (40.57)%
   2007........................... 1.45% to 2.10%   264,582 17.65 to 12.39  4,485    0.08%     15.76% to   15.00%
   2006........................... 1.45% to 2.10%   274,884 15.25 to 10.78  4,019    0.00%      4.56% to    3.87%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2010........................... 1.15% to 2.55%   708,449  7.53 to  8.44  8,690    0.69%     12.42% to   10.83%
   2009........................... 1.15% to 2.55%   770,695  6.69 to  7.62  8,300    1.90%     36.36% to   34.43%
   2008........................... 1.15% to 2.55%   735,248  4.91 to  5.67  6,156   11.36%   (49.08)% to (49.80)%
   2007........................... 1.15% to 2.55%   651,295  9.64 to 11.29 11,990    1.88%   (62.57)% to   19.81%
   2006........................... 1.45% to 2.10%   370,335 22.01 to 14.62  6,741    1.27%     21.44% to   20.64%
DWS Variable Series II
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2010........................... 1.45% to 1.80%    41,224 22.47 to 21.82    917    0.93%     20.89% to   20.46%
   2009........................... 1.45% to 1.80%    44,025 18.59 to 18.11    811    1.61%     27.41% to   26.95%
   2008........................... 1.45% to 1.80%    44,718 14.59 to 14.27    648    9.94%   (34.64)% to (34.87)%
   2007........................... 1.45% to 1.80%    59,173 22.32 to 21.91  1,312    3.81%      1.17% to    0.81%
   2006........................... 1.45% to 1.85%    50,721 22.07 to 12.67  1,113    0.41%     22.79% to   22.29%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 DWS Strategic Value VIP --
   Class B Shares
   2010........................... 1.45% to 1.80%    39,669 11.98 to 11.64    472   1.73%      10.51% to   10.12%
   2009........................... 1.45% to 1.80%    42,230 10.85 to 10.57    456   4.22%      23.13% to   22.69%
   2008........................... 1.45% to 1.80%    47,991  8.81 to  8.61    421   7.27%    (46.94)% to (47.13)%
   2007........................... 1.45% to 1.80%    63,919 16.60 to 16.29  1,057   1.05%     (3.61)% to  (3.96)%
   2006........................... 1.45% to 1.85%    54,725 17.22 to 11.91    938   1.26%      16.50% to   16.03%
 DWS Technology VIP -- Class B
   Shares
   2010........................... 1.45% to 1.80%     6,183 16.38 to 15.91    100   0.00%      16.25% to   15.84%
   2009........................... 1.45% to 1.80%    12,034 14.09 to 13.73    168   0.00%      57.61% to   57.05%
   2008........................... 1.45% to 1.80%    11,783  8.94 to  8.74    104   0.00%    (47.22)% to (47.41)%
   2007........................... 1.45% to 1.80%    11,822 16.94 to 16.63    199   0.00%      12.18% to   11.78%
   2006........................... 1.45% to 1.85%    13,491 15.10 to 10.25    203   0.00%     (1.02)% to  (1.42)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2010........................... 1.45% to 1.60%     8,475 16.03 to 15.83    135   1.04%      25.26% to   25.07%
   2009........................... 1.45% to 1.80%    10,555 12.80 to 12.47    134   1.52%      33.54% to   33.07%
   2008........................... 1.45% to 1.80%    11,688  9.58 to  9.37    112   7.53%    (41.29)% to (41.49)%
   2007........................... 1.45% to 1.80%    11,484 16.32 to 16.01    187   2.46%       0.02% to  (0.34)%
   2006........................... 1.45% to 1.85%     9,566 16.32 to 10.89    156   4.97%       6.19% to    5.76%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2010........................... 1.45% to 2.20%   140,377 10.39 to 10.01  1,443   0.01%     (1.44)% to  (2.19)%
   2009........................... 1.45% to 2.20%   110,665 10.54 to 10.24  1,154   0.20%     (1.32)% to  (2.07)%
   2008........................... 1.45% to 2.20%   269,911 10.68 to 10.46  2,859   2.14%       1.05% to    0.28%
   2007........................... 1.45% to 1.85%   104,014 10.57 to 10.63  1,091   4.69%       3.31% to    2.88%
   2006........................... 1.45% to 1.85%    79,760 10.23 to 10.33    812   4.52%       3.08% to    2.67%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2010........................... 1.45% to 1.60%    32,364  8.83 to 10.22    314   0.85%      13.15% to   12.98%
   2009........................... 1.45% to 1.60%    33,128  7.81 to  9.05    284   0.97%      31.82% to   31.62%
   2008........................... 1.45% to 1.65%    34,907  5.92 to  5.83    227   0.75%    (35.38)% to (35.51)%
   2007........................... 1.45% to 1.65%    36,226  9.16 to  9.04    364   0.52%       6.21% to    6.00%
   2006........................... 1.45% to 1.85%    38,664  8.63 to 10.83    365   0.10%       7.62% to    7.19%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2010........................... 1.45% to 2.05%   611,876 12.00 to 10.96  7,248   4.21%       7.54% to    6.88%
   2009........................... 1.15% to 2.55% 1,110,527 10.30 to  9.75 11,948   4.83%      42.65% to   40.63%
   2008........................... 1.15% to 2.55% 1,160,869  7.22 to  6.93  8,834   5.63%    (27.98)% to (28.99)%
   2007........................... 1.15% to 2.55% 1,294,362 10.02 to  9.77 13,805   5.89%       3.46% to  (3.46)%
   2006........................... 1.45% to 2.10%   815,961 10.91 to 10.43  8,850   5.81%       3.98% to    3.29%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                         EXPENSES AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2010................................. 1.40% to 1.40%   8,880 10.76 to 10.76    96     0.00%      9.51% to    9.51%
 Federated Capital Income Fund II
   2010................................. 1.40% to 1.40%  11,914 10.89 to 10.89   130     5.95%     10.52% to   10.52%
   2009................................. 1.40% to 1.40%  12,641  9.85 to  9.85   125     6.70%     26.49% to   26.49%
   2008................................. 1.40% to 1.40%  15,764  7.79 to  7.79   123     5.90%   (21.50)% to (21.50)%
   2007................................. 1.40% to 1.40%  22,066  9.92 to  9.92   219     5.95%      2.57% to    2.57%
   2006................................. 1.40% to 1.40%  37,074  9.67 to  9.67   359     6.00%     14.03% to   14.03%
 Federated High Income Bond Fund II
   -- Primary Shares
   2010................................. 1.40% to 1.40%   1,589 16.11 to 16.11    26     9.17%     13.13% to   13.13%
   2009................................. 1.40% to 1.40%   7,300 14.24 to 14.24   104    12.60%     50.72% to   50.72%
   2008................................. 1.40% to 1.40%  12,518  9.45 to  9.45   118    11.69%   (27.03)% to (27.03)%
   2007................................. 1.40% to 1.40%  20,369 12.95 to 12.95   264     8.33%      1.97% to    1.97%
   2006................................. 1.40% to 1.40%  39,819 12.70 to 12.70   506     7.91%      9.26% to    9.26%
 Federated High Income Bond Fund II
   -- Service Shares
   2010................................. 1.45% to 2.10% 315,004 17.20 to 13.27 5,369     7.89%     12.72% to   11.98%
   2009................................. 1.45% to 2.10% 348,566 15.26 to 11.85 5,272    10.70%     50.27% to   49.28%
   2008................................. 1.45% to 2.10% 377,552 10.15 to  7.94 3,824    10.98%   (27.17)% to (27.65)%
   2007................................. 1.45% to 2.10% 594,397 13.94 to 10.97 8,284     7.26%      1.68% to    1.01%
   2006................................. 1.45% to 2.10% 517,591 13.71 to 10.86 7,095     7.69%      8.97% to    8.25%
 Federated Kaufmann Fund II --
   Service Shares
   2010................................. 1.15% to 2.55% 873,555  8.40 to  9.06 9,446     0.00%     16.39% to   14.75%
   2009................................. 1.15% to 2.55% 631,953  7.22 to  7.90 6,409     0.00%     27.62% to   25.81%
   2008................................. 1.15% to 2.55% 575,170  5.66 to  6.28 4,829     2.47%   (42.58)% to (43.39)%
   2007................................. 1.45% to 1.80% 199,236 22.03 to 21.67 4,211     1.68%     18.87% to   18.45%
   2006................................. 1.45% to 2.10% 196,003 18.54 to 12.00 3,466     0.58%     12.94% to   12.20%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2010................................. 1.40% to 1.40%  12,499 13.84 to 13.84   173     2.24%     12.67% to   12.67%
   2009................................. 1.40% to 1.40%  13,266 12.29 to 12.29   163     2.41%     27.31% to   27.31%
   2008................................. 1.40% to 1.40%  17,549  9.65 to  9.65   169     8.59%   (29.72)% to (29.72)%
   2007................................. 1.40% to 1.40%  25,274 13.73 to 13.73   347     6.49%     13.88% to   13.88%
   2006................................. 1.40% to 1.40%  23,134 12.06 to 12.06   279     2.81%      5.82% to    5.82%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2010................................. 1.45% to 1.85%  67,836 12.68 to 11.96   827     1.71%     12.31% to   11.86%
   2009................................. 1.45% to 1.85%  84,829 11.29 to 10.69   922     2.35%     26.89% to   26.38%
   2008................................. 1.45% to 1.85%  92,591  8.90 to  8.46   797     8.44%   (29.94)% to (30.22)%
   2007................................. 1.45% to 1.85%  88,970 12.70 to 12.12 1,092     5.68%     13.50% to   13.03%
   2006................................. 1.45% to 2.10% 105,495 11.19 to 10.68 1,146     2.33%      5.59% to    4.89%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 VIP Balanced Portfolio --
   Service Class 2
   2010........................... 1.45% to 2.55% 1,253,958 11.47 to  9.97 13,609   2.03%      16.05% to   14.76%
   2009........................... 1.45% to 2.55% 1,427,303  9.88 to  8.69 13,486   2.10%      36.32% to   34.80%
   2008........................... 1.45% to 2.55% 1,454,207  7.25 to  6.45 10,172   2.88%    (35.10)% to (35.83)%
   2007........................... 1.45% to 2.55%   734,604 11.17 to 10.05  8,065   3.79%      10.61% to    0.71%
   2006........................... 1.45% to 2.45%   108,030 10.43 to 10.36  1,122   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2010........................... 1.40% to 1.40%    60,290 17.55 to 17.55  1,058   1.20%      15.58% to   15.58%
   2009........................... 1.40% to 1.40%    74,508 15.19 to 15.19  1,132   1.32%      33.81% to   33.81%
   2008........................... 1.40% to 1.40%    92,567 11.35 to 11.35  1,051   0.99%    (43.32)% to (43.32)%
   2007........................... 1.40% to 1.40%   120,994 20.02 to 20.02  2,423   4.58%      15.94% to   15.94%
   2006........................... 1.40% to 1.40%   185,766 17.27 to 17.27  3,208   1.28%      10.16% to   10.16%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2010........................... 1.45% to 2.20% 1,706,394 15.29 to  9.97 23,716   1.05%      15.23% to   14.36%
   2009........................... 1.45% to 2.25% 1,835,029 13.27 to  8.50 22,180   1.27%      33.50% to   32.42%
   2008........................... 1.45% to 2.25% 1,735,349  9.94 to  6.42 16,224   0.75%    (43.52)% to (43.98)%
   2007........................... 1.15% to 2.55% 2,178,605  9.80 to 10.97 36,516   6.02%    (34.76)% to   14.76%
   2006........................... 1.45% to 2.10% 1,669,583 15.22 to 11.89 25,289   1.07%       9.82% to    9.10%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2010........................... 1.45% to 1.70%    22,303 14.92 to 13.26    324   0.22%      16.28% to   15.98%
   2009........................... 1.45% to 1.70%    22,814 12.83 to 11.43    285   0.02%      33.82% to   33.48%
   2008........................... 1.45% to 1.70%    23,216  9.59 to  8.56    217   0.48%    (42.20)% to (42.35)%
   2007........................... 1.45% to 1.80%    23,726 16.59 to 16.31    390   6.24%       5.17% to    4.80%
   2006........................... 1.45% to 2.10%    13,774 15.77 to 12.36    216   0.26%      12.17% to   11.43%
 VIP Equity-Income Portfolio --
   Initial Class
   2010........................... 1.40% to 1.40%    41,102 12.53 to 12.53    515   1.59%      13.54% to   13.54%
   2009........................... 1.40% to 1.40%    60,015 11.04 to 11.04    663   2.26%      28.39% to   28.39%
   2008........................... 1.40% to 1.40%    68,409  8.60 to  8.60    588   2.46%    (43.46)% to (43.46)%
   2007........................... 1.40% to 1.40%    78,815 15.21 to 15.21  1,199   1.95%       0.10% to    0.10%
   2006........................... 1.40% to 1.40%   124,294 15.19 to 15.19  1,888   4.53%      18.52% to   18.52%
 VIP Equity-Income Portfolio --
   Service Class 2
   2010........................... 1.45% to 2.20%   515,050 10.62 to  8.68  5,397   1.48%      13.25% to   12.39%
   2009........................... 1.45% to 2.25%   627,687  9.38 to  7.04  5,814   2.04%      28.00% to   26.96%
   2008........................... 1.45% to 2.25%   698,722  7.33 to  5.54  5,077   1.55%    (43.64)% to (44.10)%
   2007........................... 1.15% to 2.55% 1,070,884  9.64 to  9.38 13,459   2.64%    (45.31)% to  (9.14)%
   2006........................... 1.45% to 2.10%   669,782 13.03 to 12.16  8,918   4.24%      18.20% to   17.42%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                     EXPENSES AS A                          NET   INVESTMENT
                                      % OF AVERAGE                         ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 VIP Growth & Income Portfolio --
   Initial Class
   2010............................. 1.40% to 1.40%  20,252 11.20 to 11.20    227   0.71%      13.27% to   13.27%
   2009............................. 1.40% to 1.40%  23,834  9.88 to  9.88    236   1.11%      25.43% to   25.43%
   2008............................. 1.40% to 1.40%  25,372  7.88 to  7.88    200   3.52%    (42.52)% to (42.52)%
   2007............................. 1.40% to 1.40%  41,008 13.71 to 13.71    562   4.94%      10.55% to   10.55%
   2006............................. 1.40% to 1.40%  74,507 12.40 to 12.40    924   0.96%      11.60% to   11.60%
 VIP Growth & Income Portfolio --
   Service Class 2
   2010............................. 1.45% to 1.80% 154,053 10.33 to 10.50  1,571   0.45%      12.89% to   12.49%
   2009............................. 1.45% to 1.80% 176,197  9.15 to  9.33  1,596   0.88%      25.17% to   24.73%
   2008............................. 1.45% to 1.80% 187,975  7.31 to  7.48  1,389   3.00%    (42.74)% to (42.95)%
   2007............................. 1.45% to 1.80% 278,837 12.76 to 13.12  3,625   4.09%      10.23% to    9.83%
   2006............................. 1.45% to 2.10% 296,700 11.58 to 11.93  3,505   0.70%      11.22% to   10.49%
 VIP Growth Opportunities Portfolio
   -- Initial Class
   2010............................. 1.40% to 1.40%  17,119  8.56 to  8.56    147   0.19%      22.01% to   22.01%
   2009............................. 1.40% to 1.40%  21,468  7.02 to  7.02    151   0.47%      43.81% to   43.81%
   2008............................. 1.40% to 1.40%  24,442  4.88 to  4.88    119   0.38%    (55.65)% to (55.65)%
   2007............................. 1.40% to 1.40%  30,097 11.00 to 11.00    331   0.00%      21.45% to   21.45%
   2006............................. 1.40% to 1.40%  46,104  9.06 to  9.06    418   0.74%       3.98% to    3.98%
 VIP Growth Portfolio -- Initial
   Class
   2010............................. 1.40% to 1.40%  41,695 11.01 to 11.01    459   0.58%      22.44% to   22.44%
   2009............................. 1.40% to 1.40%  53,162  8.99 to  8.99    478   0.54%      26.49% to   26.49%
   2008............................. 1.40% to 1.40%  56,296  7.11 to  7.11    400   0.76%    (47.91)% to (47.91)%
   2007............................. 1.40% to 1.40%  73,108 13.65 to 13.65    998   0.93%      25.18% to   25.18%
   2006............................. 1.40% to 1.40% 101,370 10.90 to 10.90  1,105   0.41%       5.36% to    5.36%
 VIP Growth Portfolio --
   Service Class 2
   2010............................. 1.45% to 2.10% 142,010  8.83 to 10.51  1,319   0.34%      22.07% to   21.26%
   2009............................. 1.45% to 2.10% 183,390  7.23 to  8.67  1,391   0.28%      26.11% to   25.28%
   2008............................. 1.45% to 2.10% 219,313  5.74 to  6.92  1,322   0.60%    (48.07)% to (48.42)%
   2007............................. 1.45% to 2.10% 203,223 11.05 to 13.41  2,367   0.46%      24.81% to   23.99%
   2006............................. 1.45% to 2.10% 221,605  8.85 to 10.82  2,071   0.16%       5.03% to    4.34%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2010............................. 1.45% to 1.70% 173,805 11.60 to 11.47  2,004   4.72%        5.99% to   5.72%
   2009............................. 1.45% to 2.25% 144,762 10.95 to 10.71  1,577   9.44%       13.80% to  12.87%
   2008............................. 1.45% to 2.25%  46,490  9.62 to  9.49    446   2.31%      (4.86)% to (5.63)%
   2007............................. 1.15% to 2.55% 347,294 10.09 to 10.04  3,497   0.10%       16.01% to   0.55%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2010............................. 1.40% to 2.10% 477,695 26.13 to 14.01 10,412   0.44%      26.78% to   25.87%
   2009............................. 1.40% to 2.25% 538,782 20.61 to  9.16  9,369   1.00%      37.80% to   36.61%
   2008............................. 1.40% to 2.25% 573,688 14.96 to  6.71  7,308   5.06%    (40.45)% to (40.97)%
   2007............................. 1.15% to 2.55% 932,561  9.78 to 10.55 18,948   0.60%    (38.24)% to    8.25%
   2006............................. 1.40% to 2.10% 828,300 22.09 to 12.19 15,885   1.17%      10.84% to   10.05%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Overseas Portfolio --
   Initial Class
   2010......................... 1.40% to 1.40%     16,078 12.65 to 12.65     203    1.60%     11.53% to   11.53%
   2009......................... 1.40% to 1.40%     17,177 11.34 to 11.34     195    2.28%     24.76% to   24.76%
   2008......................... 1.40% to 1.40%     22,460  9.09 to  9.09     204    4.80%   (44.59)% to (44.59)%
   2007......................... 1.40% to 1.40%     39,584 16.41 to 16.41     650    3.25%     15.66% to   15.66%
   2006......................... 1.40% to 1.40%     57,246 14.19 to 14.19     812    1.60%     16.43% to   16.43%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2010......................... 1.45% to 1.80%     30,412 12.52 to 12.22     368    0.30%     24.51% to   24.07%
   2009......................... 1.45% to 1.80%     31,204 10.05 to  9.85     310    0.36%     54.87% to   54.32%
   2008......................... 1.45% to 1.80%     31,213  6.49 to  6.38     202   15.58%   (51.99)% to (52.17)%
   2007......................... 1.45% to 1.80%     33,726 13.52 to 13.34     454    6.67%      3.90% to    3.53%
   2006......................... 1.45% to 2.10%     22,966 13.01 to 11.65     298    1.92%     14.33% to   13.58%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2010......................... 1.15% to 2.55%  9,364,828 10.24 to  9.57 104,206    6.64%     11.38% to    9.80%
   2009......................... 1.15% to 2.55% 10,222,675  9.20 to  8.72 103,031    8.23%     34.04% to   32.14%
   2008......................... 1.15% to 2.55% 11,580,979  6.86 to  6.60  87,782    6.15%   (30.47)% to (31.45)%
   2007......................... 1.45% to 2.55%  8,556,750 12.40 to  9.63  97,169    3.41%      3.33% to  (5.51)%
   2006......................... 1.45% to 2.10%  2,999,655 12.13 to 11.29  34,118    2.54%     16.53% to   15.76%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2010......................... 1.45% to 1.60%     36,531 13.55 to 13.38     491    0.89%      9.97% to    9.80%
   2009......................... 1.45% to 1.60%     34,122 12.32 to 12.18     418    1.39%     27.85% to   27.66%
   2008......................... 1.45% to 1.95%     41,287  9.64 to  6.69     379    3.78%   (35.48)% to (35.81)%
   2007......................... 1.45% to 1.95%     46,099 14.93 to 10.42     662    0.82%      4.68% to    4.18%
   2006......................... 1.45% to 1.85%     82,175 14.27 to 10.90   1,037    0.70%      9.29% to    8.85%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2010......................... 1.45% to 2.55%  2,240,432  8.74 to  8.42  19,331    2.14%      8.66% to    7.44%
   2009......................... 1.45% to 2.55%  2,351,040  8.05 to  7.84  18,728    2.64%     28.36% to   26.93%
   2008......................... 1.45% to 2.55%  2,297,102  6.27 to  6.17  14,294    2.96%   (36.80)% to (37.51)%
   2007......................... 1.45% to 2.55%    805,962  9.92 to  9.88   7,970    0.00%    (2.52)% to  (3.43)%
 Mutual Shares Securities
   Fund -- Class 2 Shares
   2010......................... 1.15% to 2.55%  1,183,390  8.25 to  7.80  11,872    1.45%      9.92% to    8.36%
   2009......................... 1.15% to 2.55%  1,540,991  7.50 to  7.20  13,787    1.95%     24.60% to   22.83%
   2008......................... 1.15% to 2.55%  1,297,225  6.02 to  5.86   9,528    3.12%   (37.83)% to (38.72)%
   2007......................... 1.45% to 2.20%    371,527 17.38 to 10.99   5,631    2.25%      1.97% to    1.19%
   2006......................... 1.45% to 1.85%    223,286 17.04 to 12.40   3,155    1.19%     16.67% to   16.20%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                          NET   INVESTMENT
                                    % OF AVERAGE                         ASSETS   INCOME
                                   NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- ------- -------------- ------ ---------- --------------------
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2010........................... 1.40% to 1.40%   3,148 13.05 to 13.05    41     1.99%      7.16% to    7.16%
   2009........................... 1.40% to 1.40%   3,719 12.18 to 12.18    45     3.60%     35.42% to   35.42%
   2008........................... 1.40% to 1.40%   4,067  8.99 to  8.99    37     4.00%   (41.07)% to (41.07)%
   2007........................... 1.40% to 1.40%   5,660 15.26 to 15.26    86     2.39%     14.16% to   14.16%
   2006........................... 1.40% to 1.40%   9,537 13.37 to 13.37   127     1.46%     20.00% to   20.00%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2010........................... 1.45% to 2.20% 194,363 18.26 to 10.10 3,075     1.88%      6.84% to    6.02%
   2009........................... 1.45% to 2.20% 283,523 17.09 to  9.52 3,787     3.36%     35.06% to   34.03%
   2008........................... 1.45% to 2.20% 314,570 12.65 to  7.10 3,021     3.42%   (41.24)% to (41.69)%
   2007........................... 1.45% to 2.20% 341,692 21.54 to 12.18 5,688     2.13%     13.77% to   12.90%
   2006........................... 1.45% to 1.85% 190,711 18.93 to 12.96 3,124     1.19%     19.69% to   19.20%
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2010........................... 1.40% to 1.40%   3,826 16.53 to 16.53    63     1.99%     13.11% to   13.11%
   2009........................... 1.40% to 1.40%   3,978 14.62 to 14.62    58    15.29%     17.34% to   17.34%
   2008........................... 1.40% to 1.40%   3,720 12.46 to 12.46    46     3.84%      4.97% to    4.97%
   2007........................... 1.40% to 1.40%   7,313 11.87 to 11.87    87     3.59%      9.71% to    9.71%
   2006........................... 1.40% to 1.40%  16,256 10.82 to 10.82   176     3.20%     11.56% to   11.56%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2010........................... 1.45% to 2.20% 323,330  8.67 to  8.36 2,689     1.35%      5.84% to    5.03%
   2009........................... 1.45% to 2.20% 383,751  8.19 to  7.96 3,020     3.08%     29.20% to   28.22%
   2008........................... 1.45% to 2.20% 360,804  6.34 to  6.21 2,215     1.58%   (43.16)% to (43.59)%
   2007........................... 1.45% to 1.80% 185,703 11.15 to 11.08 2,066     1.50%      0.86% to    0.49%
   2006........................... 1.45% to 2.45%  40,008 11.05 to 10.98   442     0.33%     10.55% to    9.80%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2010........................... 1.45% to 1.80% 122,615 11.41 to 11.72 1,368     1.29%      9.96% to    9.57%
   2009........................... 1.45% to 1.80% 151,515 10.38 to 10.69 1,557     1.26%     23.58% to   23.14%
   2008........................... 1.45% to 1.80% 146,011  8.40 to  8.68 1,239     1.25%   (33.91)% to (34.15)%
   2007........................... 1.45% to 1.80% 163,427 12.70 to 13.19 2,133     1.91%      8.49% to    8.11%
   2006........................... 1.45% to 2.10% 179,951 11.71 to 11.74 2,167     1.85%     16.15% to   15.38%
Income Fund -- Class 1 Shares
   2010........................... 1.40% to 1.80% 169,659 14.77 to 12.10 2,054     3.11%      6.06% to    5.63%
   2009........................... 1.40% to 1.80% 192,545 13.92 to 11.45 2,211     4.01%      6.37% to    5.94%
   2008........................... 1.40% to 1.80% 249,065 13.09 to 10.81 2,728     4.77%    (6.44)% to  (6.82)%
   2007........................... 1.40% to 1.80% 317,169 13.99 to 11.60 3,774     5.76%      3.35% to    2.93%
   2006........................... 1.40% to 2.10% 571,907 13.54 to 10.19 6,423     6.48%      2.92% to    2.18%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                      EXPENSES AS A                             NET   INVESTMENT
                                       % OF AVERAGE                            ASSETS   INCOME
                                      NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ---------- -------------- ------ ---------- --------------------
International Equity Fund --
  Class 1 Shares
   2010.............................. 1.40% to 1.40%      5,934 11.57 to 11.57     69   0.80%       3.39% to    3.39%
   2009.............................. 1.40% to 1.40%      5,575 11.19 to 11.19     62   1.71%      25.93% to   25.93%
   2008.............................. 1.40% to 1.40%     11,387  8.88 to  8.88    101   6.12%    (46.60)% to (46.60)%
   2007.............................. 1.40% to 1.40%     13,233 16.63 to 16.63    220   1.73%      21.25% to   21.25%
   2006.............................. 1.40% to 1.40%     14,355 13.72 to 13.72    197   1.10%      22.95% to   22.95%
Mid-Cap Equity Fund -- Class 1
  Shares
   2010.............................. 1.40% to 2.25%    164,746 21.01 to 11.43  2,700   0.32%      24.42% to   23.35%
   2009.............................. 1.40% to 2.25%    212,883 16.89 to  9.27  2,807   0.25%      39.47% to   38.27%
   2008.............................. 1.40% to 2.25%    244,140 12.11 to  6.70  2,304   0.22%    (38.69)% to (39.22)%
   2007.............................. 1.15% to 2.55%    475,563  9.75 to 10.21  6,953   2.22%    (43.35)% to    3.13%
   2006.............................. 1.40% to 2.10%    376,443 17.79 to 11.12  5,515   1.52%       6.89% to    6.13%
Money Market Fund
   2010.............................. 1.40% to 2.45% 12,972,983 11.88 to  9.89 17,514   0.00%     (1.40)% to  (2.45)%
   2009.............................. 1.40% to 2.45% 18,995,617 12.05 to 10.14 27,913   0.27%     (1.13)% to  (2.18)%
   2008.............................. 1.40% to 2.45% 15,776,834 12.19 to 10.37 30,509   1.71%       0.81% to  (0.26)%
   2007.............................. 1.40% to 2.20%  7,478,410 12.09 to 10.44 11,295   4.78%       3.45% to    2.60%
   2006.............................. 1.40% to 2.10%  6,001,548 11.69 to 10.30  9,298   4.54%       3.17% to    2.43%
Premier Growth Equity Fund --
  Class 1 Shares
   2010.............................. 1.40% to 1.80%     96,802  9.60 to 10.33  1,020   0.22%      10.05% to    9.60%
   2009.............................. 1.40% to 1.80%    113,109  8.72 to  9.43  1,084   0.36%      36.80% to   36.24%
   2008.............................. 1.40% to 1.80%    123,394  6.38 to  6.92    863   0.41%    (37.55)% to (37.80)%
   2007.............................. 1.40% to 1.80%    163,769 10.21 to 11.13  1,819   0.42%       3.86% to    3.43%
   2006.............................. 1.40% to 2.10%    240,727  9.83 to 10.72  2,512   0.41%       7.55% to    6.78%
Real Estate Securities Fund -- Class
  1 Shares
   2010.............................. 1.15% to 2.55%    352,419  9.75 to  8.41  4,865   1.86%      27.46% to   25.66%
   2009.............................. 1.15% to 2.55%    430,560  7.65 to  6.69  4,631   5.32%      34.21% to   32.30%
   2008.............................. 1.15% to 2.55%    419,691  5.70 to  5.06  3,530   6.22%    (36.77)% to (37.67)%
   2007.............................. 1.40% to 1.80%    184,849 26.60 to 19.42  3,739   6.36%    (16.06)% to (16.40)%
   2006.............................. 1.40% to 2.10%    197,475 31.69 to 13.26  4,802   2.92%      31.17% to   30.24%
S&P 500(R) Index Fund
   2010.............................. 1.40% to 2.25%  1,521,051 10.97 to  8.72 15,921   1.71%      13.23% to   12.25%
   2009.............................. 1.40% to 2.25%  1,801,232  9.69 to  7.77 16,680   2.21%      24.53% to   23.46%
   2008.............................. 1.40% to 2.25%  1,958,296  7.78 to  6.29 14,564   1.58%    (38.28)% to (38.82)%
   2007.............................. 1.15% to 2.55%  3,517,982  9.69 to  9.82 42,063   1.73%    (53.88)% to  (2.71)%
   2006.............................. 1.40% to 2.10%  3,485,365 12.17 to 11.52 40,507   1.68%      13.82% to   13.01%
Small-Cap Equity Fund -- Class 1
  Shares
   2010.............................. 1.40% to 1.80%    192,586 17.71 to 13.72  2,809   0.16%      25.69% to   25.18%
   2009.............................. 1.40% to 1.80%    240,160 14.09 to 10.96  2,802   0.00%      29.05% to   28.53%
   2008.............................. 1.40% to 1.80%    268,919 10.92 to  8.53  2,451   0.41%    (38.47)% to (38.72)%
   2007.............................. 1.40% to 1.85%    400,457 17.74 to 11.34  5,981   3.04%       0.95% to    0.48%
   2006.............................. 1.40% to 2.10%    427,366 17.58 to 11.25  6,337   0.78%      11.69% to   10.89%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
Total Return Fund -- Class 1
  Shares
   2010........................... 1.40% to 2.10%  1,355,267 14.72 to 10.99  17,060   1.40%       8.11% to    7.34%
   2009........................... 1.40% to 2.10%  1,438,791 13.62 to 10.24  16,812   1.49%      19.12% to   18.27%
   2008........................... 1.40% to 2.10%  1,880,860 11.43 to  8.65  18,765   1.80%    (30.28)% to (30.77)%
   2007........................... 1.40% to 2.10%  2,365,482 16.40 to 12.50  34,267   2.44%      10.11% to    9.32%
   2006........................... 1.40% to 2.10%  2,336,793 14.89 to 11.44  30,823   1.96%      12.16% to   11.37%
 Total Return Fund -- Class 3
   Shares
   2010........................... 1.35% to 2.55% 12,922,537  8.78 to  8.98 123,799   1.18%       7.89% to    6.58%
   2009........................... 1.35% to 2.55% 13,508,474  8.13 to  8.43 120,957   1.48%      18.94% to   17.50%
   2008........................... 1.45% to 2.55% 12,950,121  8.13 to  7.17  98,633   2.24%    (30.39)% to (31.17)%
   2007........................... 1.40% to 2.55%  8,909,381 11.67 to 10.42 101,761   3.58%       9.89% to    6.37%
   2006........................... 1.40% to 2.45%  2,539,286 10.62 to 10.55  26,848   4.45%       6.24% to    5.49%
 U.S. Equity Fund -- Class 1
   Shares
   2010........................... 1.40% to 1.80%    100,564 12.55 to 10.70   1,070   1.02%       8.72% to    8.28%
   2009........................... 1.40% to 1.80%    120,812 11.55 to  9.88   1,182   1.19%      29.79% to   29.26%
   2008........................... 1.40% to 1.80%    130,897  8.90 to  7.64     990   1.74%    (36.95)% to (37.21)%
   2007........................... 1.40% to 1.80%    143,327 14.11 to 12.17   1,768   0.81%       6.49% to    6.06%
   2006........................... 1.40% to 2.10%    237,436 13.25 to 11.47   2,860   1.37%      14.50% to   13.69%
Genworth Variable Insurance Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2010........................... 1.15% to 2.55%    229,135 11.82 to 11.44   2,675   0.29%      23.59% to   21.84%
   2009........................... 1.45% to 1.70%      5,563  9.53 to  9.50      53   0.00%      48.17% to   47.79%
   2008........................... 1.70% to 1.70%      1,352  6.43 to  6.43       9   0.00%    (75.52)% to (75.52)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2010........................... 1.45% to 1.70%     56,534  9.93 to  9.87     559   0.04%       9.71% to    9.43%
   2009........................... 1.45% to 1.70%     49,213  9.05 to  9.02     445   0.32%      28.88% to   28.55%
   2008........................... 1.45% to 1.70%     35,816  7.02 to  7.01     251   0.27%    (67.57)% to (67.65)%
 Genworth Eaton Vance Large
   Cap Value Fund -- Service
   Shares
   2010........................... 1.15% to 2.55%    816,424  9.42 to  9.11   7,589   0.76%       7.90% to    6.37%
   2009........................... 1.15% to 2.55%  1,223,451  8.73 to  8.57  10,596   1.42%      14.81% to   13.19%
   2008........................... 1.15% to 2.55%    904,145  7.60 to  7.57   6,859   0.61%    (58.22)% to (58.81)%
 Genworth Enhanced
   International Index Fund --
   Service Shares
   2010........................... 1.45% to 2.05%     58,894 10.93 to 10.88     643   1.19%      14.05% to   13.35%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2010........................... 1.15% to 2.55%  2,013,846 11.82 to 11.43  23,492   6.20%       3.94% to    2.46%
   2009........................... 1.15% to 2.55%    916,393 11.37 to 11.16  10,341   6.47%       7.33% to    5.81%
   2008........................... 1.15% to 2.55%    622,817 10.59 to 10.55   6,585   0.90%      20.16% to   18.48%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                  EXPENSES AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 Genworth Legg Mason
   ClearBridge Aggressive Growth
   Fund -- Service Shares
   2010.......................... 1.15% to 2.55%   580,338 12.08 to 11.68  6,917    2.16%     22.44% to   20.71%
   2009.......................... 1.15% to 2.55% 1,232,073  9.86 to  9.68 12,058    0.02%     31.95% to   30.08%
   2008.......................... 1.15% to 2.55% 1,073,627  7.48 to  7.44  8,009    0.07%   (60.39)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2010.......................... 1.15% to 2.55% 2,263,027 12.12 to 11.73 27,072    8.51%     16.16% to   14.51%
   2009.......................... 1.15% to 2.55% 1,577,381 10.44 to 10.24 16,336   11.02%     44.02% to   41.98%
   2008.......................... 1.15% to 2.55% 1,487,679  7.25 to  7.21 10,759    4.68%   (64.12)% to (64.63)%
 Genworth PYRAMIS(R) Small/Mid
   Cap Core Fund -- Service
   Shares
   2010.......................... 1.15% to 2.55%   665,440 10.53 to 10.19  6,914    2.73%     22.44% to   20.71%
   2009.......................... 1.15% to 2.55%   447,138  8.60 to  8.44  3,815    0.87%     30.66% to   28.81%
   2008.......................... 1.15% to 2.55%   383,490  6.58 to  6.55  2,519    0.73%   (73.59)% to (73.96)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2010.......................... 1.40% to 1.40%     8,427 10.71 to 10.71     90    0.79%      9.64% to    9.64%
   2009.......................... 1.40% to 1.40%     9,403  9.77 to  9.77     92    1.81%     16.67% to   16.67%
   2008.......................... 1.40% to 1.40%     9,686  8.37 to  8.37     81    1.77%   (35.44)% to (35.44)%
   2007.......................... 1.40% to 1.40%    15,174 12.97 to 12.97    197    2.81%      0.07% to    0.07%
   2006.......................... 1.40% to 1.40%    25,952 12.96 to 12.96    336    1.42%     20.92% to   20.92%
Goldman Sachs Mid Cap Value Fund
   2010.......................... 1.40% to 2.10%    51,495 25.80 to 11.58    873    0.69%     23.26% to   22.38%
   2009.......................... 1.40% to 2.10%    56,556 20.94 to  9.47    799    1.66%     31.30% to   30.36%
   2008.......................... 1.40% to 2.10%    70,748 15.95 to  7.26    744    0.89%   (37.94)% to (38.38)%
   2007.......................... 1.40% to 2.10%    91,608 25.69 to 11.78  1,694    2.96%      1.75% to    1.02%
   2006.......................... 1.40% to 2.10%   121,653 25.25 to 11.66  2,488    2.89%     14.54% to   13.73%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2010.......................... 1.45% to 2.20%   467,767 12.70 to 12.26  5,798    4.00%      7.65% to    6.83%
   2009.......................... 1.45% to 2.20%   369,762 11.80 to 11.47  4,292    4.03%      8.04% to    7.22%
   2008.......................... 1.45% to 2.20%   146,151 10.92 to 10.70  1,569    4.96%    (0.16)% to  (0.92)%
   2007.......................... 1.45% to 2.20%   144,682 10.94 to 10.80  1,553    4.62%      3.96% to    4.76%
   2006.......................... 1.45% to 2.20%    84,908 10.44 to 10.39    883    0.00%      4.40% to    3.87%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2010.......................... 1.45% to 2.20%   211,322  9.79 to  9.45  1,956    2.32%     12.75% to   11.89%
   2009.......................... 1.45% to 2.20%    83,741  8.68 to  8.44    691    2.56%     24.60% to   23.66%
   2008.......................... 1.45% to 2.20%    88,352  6.97 to  6.83    589    1.85%   (38.12)% to (38.59)%
   2007.......................... 1.45% to 2.20%    49,360 11.26 to 11.12    539    0.10%      3.56% to    2.77%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                      EXPENSES AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
 JPMorgan Insurance Trust
   International Equity Portfolio --
   Class 1
   2010.............................. 1.45% to 1.80%  10,651 14.71 to 14.63   156    0.29%       5.61% to    5.23%
   2009.............................. 1.45% to 1.80%  11,147 13.93 to 13.90   155    1.50%      61.66% to   61.09%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2010.............................. 1.45% to 2.20%  48,604 10.20 to  9.84   481    1.14%      14.42% to   13.55%
   2009.............................. 1.45% to 2.20%  94,977  8.91 to  8.66   826    0.79%      32.37% to   31.37%
   2008.............................. 1.45% to 2.20% 109,254  6.73 to  6.60   721    0.93%    (40.10)% to (40.56)%
   2007.............................. 1.45% to 2.20%  78,091 11.24 to 11.10   866    0.00%       9.92% to    9.08%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2010.............................. 1.45% to 2.20%  55,803  9.89 to  9.55   537    1.35%      17.79% to   16.90%
   2009.............................. 1.45% to 2.20%  49,189  8.40 to  8.17   404    1.56%      33.70% to   32.68%
   2008.............................. 1.45% to 2.20%  55,839  6.28 to  6.16   344    1.61%    (39.70)% to (40.16)%
   2007.............................. 1.45% to 2.20%  78,269 10.42 to 10.29   805    0.28%       1.37% to    0.59%
   2006.............................. 1.45% to 2.20%   6,621 10.28 to 10.23    68    0.00%       2.79% to    2.27%
 JPMorgan Insurance Trust Mid Cap
   Growth Portfolio -- Class 1
   2010.............................. 1.45% to 2.20%  51,570 11.17 to 10.78   566    0.00%      23.81% to   22.87%
   2009.............................. 1.45% to 2.20%  47,512  9.02 to  8.77   423    0.00%      40.97% to   39.89%
   2008.............................. 1.45% to 2.20%  47,955  6.40 to  6.27   304    0.97%    (44.60)% to (45.03)%
   2007.............................. 1.45% to 1.80%   3,588 11.56 to 11.49    41    1.80%      15.53% to   15.12%
   2006.............................. 1.45% to 2.20%     229 10.00 to  9.95     2    0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Mid Cap
   Value Portfolio -- Class 1
   2010.............................. 1.45% to 1.80% 115,040 15.68 to 15.59 1,800    1.23%      21.67% to   21.23%
   2009.............................. 1.45% to 1.80% 139,155 12.89 to 12.86 1,792    0.00%      44.45% to   43.94%
 JPMorgan Insurance Trust Small Cap
   Core Portfolio -- Class 1
   2010.............................. 1.45% to 1.80%  20,145 16.19 to 16.09   325    0.00%      25.28% to   24.84%
   2009.............................. 1.45% to 1.80%  20,733 12.92 to 12.89   268    0.24%      44.96% to   44.45%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2010.............................. 1.45% to 2.20% 200,899 11.36 to 10.96 2,155    0.95%      11.93% to   11.08%
   2009.............................. 1.45% to 2.20% 114,272 10.14 to  9.86 1,108    2.52%      31.74% to   30.74%
   2008.............................. 1.45% to 2.20% 112,817  7.70 to  7.54   830    6.33%    (35.75)% to (36.24)%
   2007.............................. 1.45% to 2.20%  65,693 11.98 to 11.83   762    0.13%       8.84% to    8.01%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2010.............................. 1.40% to 1.40%  75,476 19.60 to 19.60 1,480    2.68%       6.87% to    6.87%
   2009.............................. 1.40% to 1.40%  99,658 18.34 to 18.34 1,828    2.98%      24.13% to   24.13%
   2008.............................. 1.40% to 1.40% 112,505 14.78 to 14.78 1,663    2.62%    (17.02)% to (17.02)%
   2007.............................. 1.40% to 1.40% 141,408 17.81 to 17.81 2,518    2.47%       8.98% to    8.98%
   2006.............................. 1.40% to 1.40% 193,839 16.34 to 16.34 3,168    1.99%       9.17% to    9.17%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Balanced Portfolio -- Service
   Shares
   2010............................ 1.15% to 2.55% 1,221,868 10.84 to 10.86 14,834   2.57%       6.88% to    5.36%
   2009............................ 1.15% to 2.55% 1,156,760 10.14 to 10.31 13,452   2.87%      24.14% to   22.38%
   2008............................ 1.45% to 2.55%   906,647 11.10 to  8.43  8,891   2.53%    (17.28)% to (18.20)%
   2007............................ 1.45% to 2.55%   731,461 13.41 to 10.30  9,276   2.34%       8.68% to    4.51%
   2006............................ 1.45% to 2.10%   535,990 12.34 to 11.22  6,602   1.97%       8.82% to    8.10%
 Enterprise Portfolio --
   Institutional Shares
   2010............................ 1.40% to 1.40%    61,595 17.02 to 17.02  1,048   0.07%      24.09% to   24.09%
   2009............................ 1.40% to 1.40%    82,300 13.72 to 13.72  1,129   0.00%      42.80% to   42.80%
   2008............................ 1.40% to 1.40%    90,364  9.61 to  9.61    868   0.23%    (44.51)% to (44.51)%
   2007............................ 1.40% to 1.40%   118,780 17.31 to 17.31  2,056   0.19%      20.33% to   20.33%
   2006............................ 1.40% to 1.40%   178,962 14.39 to 14.39  2,575   0.00%      12.03% to   12.03%
 Enterprise Portfolio -- Service
   Shares
   2010............................ 1.45% to 1.60%    11,527 12.67 to 17.38    166   0.00%      23.70% to   23.51%
   2009............................ 1.45% to 1.60%    11,561 10.24 to 14.07    133   0.00%      42.35% to   42.13%
   2008............................ 1.45% to 1.80%    14,419  7.19 to  9.76    116   0.06%    (44.67)% to (44.87)%
   2007............................ 1.45% to 1.80%    18,858 13.00 to 17.71    274   0.06%      19.97% to   19.54%
   2006............................ 1.45% to 1.80%    30,009 10.84 to 14.82    355   0.00%      11.67% to   11.27%
 Flexible Bond Portfolio --
   Institutional Shares
   2010............................ 1.40% to 1.40%     4,142 18.11 to 18.11     75   5.87%       6.46% to    6.46%
   2009............................ 1.40% to 1.40%     7,824 17.01 to 17.01    133   4.09%      11.64% to   11.64%
   2008............................ 1.40% to 1.40%    10,265 15.24 to 15.24    156   4.03%       4.54% to    4.54%
   2007............................ 1.40% to 1.40%    15,368 14.57 to 14.57    224   4.56%       5.53% to    5.53%
   2006............................ 1.40% to 1.40%    22,072 13.81 to 13.81    305   4.71%       2.76% to    2.76%
 Forty Portfolio -- Institutional
   Shares
   2010............................ 1.40% to 1.40%    72,655 18.37 to 18.37  1,335   0.33%       5.26% to    5.26%
   2009............................ 1.40% to 1.40%    91,156 17.45 to 17.45  1,591   0.04%      44.29% to   44.29%
   2008............................ 1.40% to 1.40%    98,316 12.09 to 12.09  1,189   0.13%    (44.94)% to (44.94)%
   2007............................ 1.40% to 1.40%   132,400 21.96 to 21.96  2,908   0.32%      35.07% to   35.07%
   2006............................ 1.40% to 1.40%   187,346 16.26 to 16.26  3,047   0.33%       7.82% to    7.82%
 Forty Portfolio -- Service Shares
   2010............................ 1.15% to 2.55%   800,425  8.31 to 10.06  8,527   0.20%       5.26% to    3.77%
   2009............................ 1.15% to 2.55% 1,461,457  7.89 to  9.70 14,197   0.01%      44.34% to   42.29%
   2008............................ 1.15% to 2.55% 1,321,204  5.47 to  6.81  9,157   0.01%    (44.95)% to (45.73)%
   2007............................ 1.15% to 2.55%   394,414  9.93 to 12.56  5,860   0.21%    (12.17)% to   40.38%
   2006............................ 1.45% to 2.10%   162,268 11.68 to 11.15  1,844   0.20%       7.54% to    6.83%
 Global Technology Portfolio --
   Service Shares
   2010............................ 1.45% to 1.80%     1,033  9.69 to 12.13     12   0.00%      22.59% to   22.16%
   2009............................ 1.45% to 1.80%     1,592  7.90 to  9.93     15   0.00%      54.62% to   54.07%
   2008............................ 1.45% to 1.80%     1,885  5.11 to  6.45     11   0.10%    (44.79)% to (44.98)%
   2007............................ 1.45% to 1.80%     4,628  9.26 to 11.72     53   0.29%      19.92% to   19.50%
   2006............................ 1.45% to 1.80%     7,179  7.72 to  9.81     67   0.00%       6.27% to    5.89%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                          EXPENSES AS A                          NET   INVESTMENT
                                           % OF AVERAGE                         ASSETS   INCOME
                                          NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                          -------------- ------- -------------- ------ ---------- --------------------
 Janus Portfolio -- Institutional Shares
   2010.................................. 1.40% to 1.40%  60,346 11.11 to 11.11   671    1.08%      12.92% to   12.92%
   2009.................................. 1.40% to 1.40%  66,821  9.84 to  9.84   658    0.54%      34.45% to   34.45%
   2008.................................. 1.40% to 1.40%  77,540  7.32 to  7.32   568    0.71%    (40.57)% to (40.57)%
   2007.................................. 1.40% to 1.40%  99,462 12.32 to 12.32 1,225    0.67%      13.47% to   13.47%
   2006.................................. 1.40% to 1.40% 157,207 10.85 to 10.85 1,706    0.46%       9.82% to    9.82%
 Janus Portfolio -- Service Shares
   2010.................................. 1.45% to 1.80%   9,826  8.86 to 10.38    92    0.33%      12.60% to   12.20%
   2009.................................. 1.45% to 1.80%  12,964  7.87 to  9.25   111    0.41%      34.04% to   33.57%
   2008.................................. 1.45% to 1.80%  19,519  5.87 to  6.93   121    0.57%    (40.74)% to (40.95)%
   2007.................................. 1.45% to 1.80%  30,330  9.90 to 11.73   322    0.52%      13.12% to   12.72%
   2006.................................. 1.45% to 1.80%  36,152  8.75 to 10.41   325    0.27%       9.53% to    9.14%
 Overseas Portfolio -- Institutional
   Shares
   2010.................................. 1.40% to 1.40%  22,602 29.66 to 29.66   670    0.66%      23.56% to   23.56%
   2009.................................. 1.40% to 1.40%  38,337 24.01 to 24.01   920    0.55%      77.05% to   77.05%
   2008.................................. 1.40% to 1.40%  44,047 13.56 to 13.56   597    2.66%    (52.79)% to (52.79)%
   2007.................................. 1.40% to 1.40%  56,741 28.72 to 28.72 1,630    0.58%      26.51% to   26.51%
   2006.................................. 1.40% to 1.40%  80,323 22.70 to 22.70 1,823    1.86%      44.97% to   44.97%
 Overseas Portfolio -- Service Shares
   2010.................................. 1.45% to 1.80%  41,132 23.55 to 26.78 1,034    0.54%      23.21% to   22.77%
   2009.................................. 1.45% to 1.80%  42,706 19.12 to 21.81   874    0.40%      76.48% to   75.85%
   2008.................................. 1.45% to 1.80%  50,271 10.83 to 12.40   583    2.71%    (52.92)% to (53.09)%
   2007.................................. 1.45% to 1.80%  56,739 23.01 to 26.44 1,410    0.45%      26.15% to   25.70%
   2006.................................. 1.45% to 2.10%  61,529 18.24 to 17.84 1,214    1.85%      44.51% to   43.56%
 Worldwide Portfolio -- Institutional
   Shares
   2010.................................. 1.40% to 1.40%  68,814 10.56 to 10.56   726    0.60%      14.22% to   14.22%
   2009.................................. 1.40% to 1.40%  84,944  9.24 to  9.24   785    1.40%      35.77% to   35.77%
   2008.................................. 1.40% to 1.40%  98,551  6.81 to  6.81   671    1.16%    (45.44)% to (45.44)%
   2007.................................. 1.40% to 1.40% 121,252 12.48 to 12.48 1,513    0.72%       8.09% to    8.09%
   2006.................................. 1.40% to 1.40% 153,878 11.54 to 11.54 1,776    1.71%      16.56% to   16.56%
 Worldwide Portfolio -- Service
   Shares
   2010.................................. 1.45% to 1.80%  26,483  8.58 to  9.77   249    0.48%      13.85% to   13.44%
   2009.................................. 1.45% to 1.80%  35,508  7.53 to  8.61   292    1.27%      35.41% to   34.93%
   2008.................................. 1.45% to 1.80%  38,607  5.56 to  6.38   233    0.97%    (45.61)% to (45.80)%
   2007.................................. 1.45% to 1.80%  50,040 10.23 to 11.78   552    0.53%       7.77% to    7.38%
   2006.................................. 1.45% to 1.80%  62,163  9.49 to 10.97   634    1.59%      16.23% to   15.82%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2010.................................. 1.45% to 2.10%  47,509 14.97 to 10.68   697    0.00%      22.91% to   22.10%
   2009.................................. 1.45% to 2.10%  52,266 12.18 to  8.75   622    0.00%      32.25% to   31.38%
   2008.................................. 1.45% to 2.10%  74,915  9.21 to  6.66   648    0.00%    (41.44)% to (41.83)%
   2007.................................. 1.45% to 2.10%  83,475 15.72 to 11.44 1,221    0.00%     (1.10)% to  (1.75)%
   2006.................................. 1.45% to 2.10%  81,172 15.90 to 11.65 1,200    0.00%       9.14% to    8.43%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                         EXPENSES AS A                         NET   INVESTMENT
                                          % OF AVERAGE                        ASSETS   INCOME
                                         NET ASSETS (1) UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------ -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class I
   2010................................. 1.40% to 1.40%    774  8.61 to  8.61    7     1.53%      10.69% to   10.69%
   2009................................. 1.40% to 1.40%  7,529  7.78 to  7.78   59     3.31%      21.19% to   21.19%
   2008................................. 1.40% to 1.40%  8,134  6.42 to  6.42   52     2.48%    (35.93)% to (35.93)%
   2007................................. 1.40% to 1.40% 10,652 10.02 to 10.02  107     4.18%       0.27% to    0.27%
   2006................................. 1.40% to 1.40%  9,139 13.49 to 13.49  123     1.84%      10.99% to   10.99%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class II
   2010................................. 1.45% to 2.30% 71,263  8.56 to  8.29  599     3.76%      10.49% to    9.54%
   2009................................. 1.45% to 2.30% 74,690  7.75 to  7.57  571     3.11%      20.85% to   19.81%
   2008................................. 1.60% to 2.30% 78,379  6.39 to  6.32  498     2.61%    (36.00)% to (36.46)%
   2007................................. 1.45% to 2.30% 82,775 10.00 to  9.94  825     4.38%       0.02% to  (0.84)%
   2006................................. 1.45% to 2.10% 45,209 11.69 to 11.16  502     3.43%      10.63% to    9.91%
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2010................................. 1.45% to 1.85% 43,918  8.70 to  8.57  380     1.70%      14.91% to   14.45%
   2009................................. 1.45% to 1.85% 52,519  7.57 to  7.49  396     1.33%      27.48% to   26.96%
   2008................................. 1.45% to 1.85% 55,862  5.94 to  5.90  331     1.65%    (37.50)% to (37.75)%
   2007................................. 1.45% to 1.85% 63,837  9.50 to  9.48  606     1.66%     (7.21)% to  (7.59)%
   2006................................. 1.45% to 2.10% 38,949 16.36 to 11.86  596     1.39%      16.17% to   15.41%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio -- Class I
   2010................................. 1.40% to 1.40%  2,957 12.78 to 12.78   38     2.91%       7.93% to    7.93%
   2009................................. 1.40% to 1.40%  3,338 11.84 to 11.84   40     1.86%      22.76% to   22.76%
   2008................................. 1.40% to 1.40%  4,274  9.64 to  9.64   41     1.31%    (36.53)% to (36.53)%
   2007................................. 1.40% to 1.40%  4,876 15.19 to 15.19   74     0.59%       2.44% to    2.44%
   2006................................. 1.40% to 1.40% 15,149 14.83 to 14.83  225     1.59%      16.61% to   16.61%
Legg Mason Partners Variable Income
  Trust
 Legg Mason Western Asset Variable
   Strategic Bond Portfolio -- Class I
   2010................................. 1.40% to 1.40%  2,786 16.02 to 16.02   45     2.23%      10.26% to   10.26%
   2009................................. 1.40% to 1.40%  4,244 14.53 to 14.53   62     5.36%      20.12% to   20.12%
   2008................................. 1.40% to 1.40%  5,157 12.09 to 12.09   62     6.24%    (18.19)% to (18.19)%
   2007................................. 1.40% to 1.40%  5,447 14.78 to 14.78   81     2.86%       0.56% to    0.56%
   2006................................. 1.40% to 1.40% 13,982 14.70 to 14.70  206     4.86%       3.56% to    3.56%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2010............................. 1.45% to 1.85%   144,795  8.98 to 10.93  1,421   0.29%      10.53% to   10.08%
   2009............................. 1.45% to 1.85%   163,834  8.12 to  9.93  1,456   0.45%      37.08% to   36.52%
   2008............................. 1.45% to 1.85%   179,791  5.93 to  7.27  1,163   0.32%    (37.90)% to (38.15)%
   2007............................. 1.45% to 1.85%   246,821  9.54 to 11.75  2,531   0.08%       9.41% to    8.96%
   2006............................. 1.45% to 2.10%   267,531  8.72 to 10.75  2,506   0.00%       5.75% to    5.06%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2010............................. 1.45% to 1.80%   115,950 10.47 to 11.18  1,273   1.08%       9.27% to    8.89%
   2009............................. 1.45% to 1.80%   146,002  9.58 to 10.27  1,469   1.39%      24.72% to   24.28%
   2008............................. 1.45% to 1.80%   187,475  7.68 to  8.26  1,510   0.90%    (34.22)% to (34.46)%
   2007............................. 1.45% to 1.80%   316,313 11.68 to 12.61  3,859   0.59%       8.43% to    8.04%
   2006............................. 1.45% to 2.10%   331,356 10.77 to 11.48  3,735   0.27%      11.06% to   10.33%
 MFS(R) New Discovery Series --
   Service Class Shares
   2010............................. 1.45% to 1.85%    68,381 13.36 to 14.78    935   0.00%      33.97% to   33.43%
   2009............................. 1.40% to 1.85%    75,052 14.86 to 11.08    768   0.00%      60.64% to   59.91%
   2008............................. 1.45% to 1.85%    91,281  6.21 to  6.93    581   5.35%    (40.40)% to (40.64)%
   2007............................. 1.40% to 1.85%   101,786 15.51 to 11.67  1,087   2.33%       0.81% to    0.35%
   2006............................. 1.40% to 2.10%   111,171 15.39 to 11.59  1,184   0.00%      11.36% to   10.56%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2010............................. 1.45% to 1.80%    39,306 14.45 to 14.03    563   4.57%       8.20% to    7.81%
   2009............................. 1.45% to 2.20%    72,573 13.36 to 10.92    900   9.81%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    78,510 10.94 to  9.01    802   4.84%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.80%    62,597 12.65 to 12.42    788   4.61%       1.91% to    1.55%
   2006............................. 1.45% to 1.85%    57,222 12.42 to 10.41    707   5.32%       4.85% to    4.43%
 MFS(R) Total Return Series --
   Service Class Shares
   2010............................. 1.45% to 2.55% 1,333,116 13.71 to  9.03 14,027   2.55%       8.04% to    6.84%
   2009............................. 1.45% to 2.55% 1,328,187 12.69 to  8.45 12,984   3.15%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 1,149,310 10.94 to  7.37  9,874   3.72%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 1,147,271 14.29 to  9.73 13,201   2.17%       2.42% to  (4.04)%
   2006............................. 1.45% to 2.10%   663,906 13.95 to 10.95  7,790   2.57%      10.01% to    9.29%
 MFS(R) Utilities Series -- Service
   Class Shares
   2010............................. 1.45% to 1.80%   248,730 17.19 to 22.17  3,938   3.10%      11.87% to   11.47%
   2009............................. 1.45% to 1.80%   261,979 15.37 to 19.89  3,810   4.33%      30.94% to   30.48%
   2008............................. 1.45% to 1.80%   228,437 11.74 to 15.24  2,785   6.66%    (38.71)% to (38.93)%
   2007............................. 1.45% to 1.80%   248,119 19.15 to 24.96  5,436   3.36%      25.70% to   25.25%
   2006............................. 1.45% to 2.10%   228,573 15.24 to 13.56  4,011   1.75%      29.07% to   28.22%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2010........................... 1.40% to 1.40%    23,901 11.73 to 11.73    280   1.41%      11.34% to   11.34%
   2009........................... 1.40% to 1.40%    27,343 10.53 to 10.53    288   0.00%      20.19% to   20.19%
   2008........................... 1.40% to 1.40%    29,034  8.76 to  8.76    254   5.54%    (44.27)% to (44.27)%
   2007........................... 1.40% to 1.40%    47,193 15.72 to 15.72    742   2.92%       2.33% to    2.33%
   2006........................... 1.40% to 1.40%    60,908 15.37 to 15.37    936   2.69%       9.60% to    9.60%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2010........................... 1.45% to 2.55%   864,006  9.22 to  6.93  6,820   1.17%      11.04% to    9.81%
   2009........................... 1.45% to 2.55%   914,165  8.30 to  6.31  6,566   0.00%      19.84% to   18.50%
   2008........................... 1.45% to 2.55%   824,920  6.93 to  5.33  5,011   3.48%    (44.43)% to (45.06)%
   2007........................... 1.45% to 2.55%   608,007 12.46 to  9.69  6,923   1.80%       2.94% to   4.56)%
   2006........................... 1.45% to 2.10%   289,515 12.22 to 10.88  3,362   1.92%       9.25% to    8.54%
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2010........................... 1.40% to 1.40%    19,079 12.48 to 12.48    238   0.19%       7.89% to    7.89%
   2009........................... 1.40% to 1.40%    24,322 11.57 to 11.57    281   0.32%      42.50% to   42.50%
   2008........................... 1.40% to 1.40%    26,619  8.12 to  8.12    216   0.17%    (46.28)% to (46.28)%
   2007........................... 1.40% to 1.40%    42,425 15.11 to 15.11    641   0.27%      12.54% to   12.54%
   2006........................... 1.40% to 1.40%    76,363 13.43 to 13.43  1,025   0.40%       6.44% to    6.44%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2010........................... 1.45% to 1.80%   242,846 13.51 to 13.11  3,119   0.00%       7.56% to    7.18%
   2009........................... 1.45% to 1.80%   265,622 12.56 to 12.23  3,196   0.01%      42.06% to   41.56%
   2008........................... 1.45% to 1.95%   303,554  8.84 to  5.95  2,570   0.00%    (46.45)% to (46.72)%
   2007........................... 1.45% to 1.95%   326,014 16.51 to 11.16  5,279   0.01%      12.20% to   11.63%
   2006........................... 1.45% to 2.10%   368,738 14.71 to 10.93  5,251   0.19%       6.12% to    5.43%
 Oppenheimer Core Bond Fund/VA
   -- Non-Service Shares
   2010........................... 1.40% to 1.40%    36,922 10.00 to 10.00    369   1.86%       9.86% to    9.86%
   2009........................... 1.40% to 1.40%    42,641  9.10 to  9.10    388   0.00%       8.08% to    8.08%
   2008........................... 1.40% to 1.40%    52,853  8.42 to  8.42    445   5.10%    (39.90)% to (39.90)%
   2007........................... 1.40% to 1.40%    71,932 14.01 to 14.01  1,008   5.57%       2.92% to    2.92%
   2006........................... 1.40% to 1.40%   102,146 13.62 to 13.62  1,391   5.64%       3.81% to    3.81%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2010........................... 1.15% to 2.55% 1,322,013  9.01 to  8.75 14,903   1.23%      14.37% to   12.76%
   2009........................... 1.15% to 2.55% 1,318,480  7.88 to  7.76 13,496   1.91%      37.75% to   35.80%
   2008........................... 1.15% to 2.55% 1,235,706  5.72 to  5.72  9,627   1.20%    (41.02)% to (41.86)%
   2007........................... 1.45% to 1.80%   660,568 16.13 to 16.47 10,803   1.45%       4.53% to    4.16%
   2006........................... 1.45% to 2.10%   563,742 15.43 to 12.69  8,844   0.75%      15.67% to   14.91%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                  EXPENSES AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer High Income Fund/
   VA -- Non-Service Shares
   2010.......................... 1.40% to 1.40%    13,634  3.69 to  3.69     50   6.29%      13.21% to   13.21%
   2009.......................... 1.40% to 1.40%    15,201  3.26 to  3.26     50   0.00%      23.57% to   23.57%
   2008.......................... 1.40% to 1.40%    16,522  2.64 to  2.64     44   7.72%    (78.97)% to (78.97)%
   2007.......................... 1.40% to 1.40%    17,149 12.54 to 12.54    215   9.03%     (1.51)% to  (1.51)%
   2006.......................... 1.40% to 1.40%    38,076 12.74 to 12.74    485   7.53%       7.90% to    7.90%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2010.......................... 1.15% to 2.55% 3,426,180  8.51 to  8.20 31,206   0.92%      14.49% to   12.87%
   2009.......................... 1.15% to 2.55% 2,288,859  7.43 to  7.27 18,698   1.61%      26.52% to   24.73%
   2008.......................... 1.15% to 2.55% 2,084,950  5.88 to  5.83 13,772   1.49%    (39.33)% to (40.19)%
   2007.......................... 1.45% to 1.95%   780,090 11.92 to 10.23  9,579   0.84%       2.63% to    2.30%
   2006.......................... 1.45% to 2.10% 1,041,036 11.61 to 11.56 12,274   0.90%      13.10% to   12.35%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2010.......................... 1.15% to 2.55% 1,621,912  9.72 to  8.70 18,255   0.23%      21.64% to   19.92%
   2009.......................... 1.15% to 2.55%   572,914  7.99 to  7.25  6,394   0.66%      35.31% to   33.39%
   2008.......................... 1.15% to 2.55%   565,616  5.90 to  5.44  4,778   0.82%    (38.72)% to (39.59)%
   2007.......................... 1.15% to 2.55%   609,742  9.64 to  9.00  8,792   0.26%    (62.57)% to (14.53)%
   2006.......................... 1.45% to 2.10%   308,592 19.24 to 11.80  5,729   0.17%      13.00% to   12.26%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Non-
   Service Shares
   2010.......................... 1.40% to 1.40%    21,529 10.71 to 10.71    231   0.00%      25.68% to   25.68%
   2009.......................... 1.40% to 1.40%    29,464  8.52 to  8.52    251   0.00%      30.75% to   30.75%
   2008.......................... 1.40% to 1.40%    31,338  6.52 to  6.52    204   0.00%    (49.78)% to (49.78)%
   2007.......................... 1.40% to 1.40%    36,914 12.98 to 12.98    479   0.00%       4.84% to    4.84%
   2006.......................... 1.40% to 1.40%    49,038 12.38 to 12.38    607   0.00%       1.52% to    1.52%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Service
   Shares
   2010.......................... 1.45% to 1.80%    19,541 13.48 to 13.12    258   0.00%      25.32% to   24.88%
   2009.......................... 1.45% to 1.80%    19,181 10.76 to 10.50    202   0.00%      30.34% to   29.88%
   2008.......................... 1.45% to 1.80%    19,137  8.25 to  8.09    155   0.00%    (49.95)% to (50.13)%
   2007.......................... 1.45% to 1.80%    19,494 16.49 to 16.22    316   0.00%       4.49% to    4.12%
   2006.......................... 1.45% to 2.10%    20,325 15.78 to 10.59    316   0.00%       1.22% to    0.55%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2010.......................... 1.45% to 1.70%   149,135 12.64 to 10.95  1,831   6.65%      11.37% to   11.08%
   2009.......................... 1.45% to 1.70%   135,108 11.35 to  9.85  1,506   8.20%      19.67% to   19.36%
   2008.......................... 1.45% to 1.70%    92,739  9.48 to  8.26    874   5.41%    (17.13)% to (17.34)%
   2007.......................... 1.45% to 1.70%   112,900 11.44 to 11.36  1,291   8.14%       6.61% to    6.34%
   2006.......................... 1.45% to 2.10%    78,885 10.73 to 10.45    846   5.45%       3.05% to    2.37%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                EXPENSES AS A                            NET   INVESTMENT
                                 % OF AVERAGE                           ASSETS   INCOME
                                NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                -------------- --------- -------------- ------ ---------- --------------------
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2010........................ 1.45% to 1.80%     7,381 14.44 to 13.53    102    4.11%      6.92% to    6.54%
   2009........................ 1.45% to 1.80%     8,041 13.51 to 12.70    104   13.94%     13.92% to   13.52%
   2008........................ 1.45% to 1.80%     8,783 11.86 to 11.18    100    3.06%    (3.81)% to  (4.15)%
   2007........................ 1.45% to 1.80%    11,954 12.33 to 11.67    142    3.36%      2.11% to    1.75%
   2006........................ 1.45% to 1.80%    11,972 12.07 to 11.47    140    4.23%      0.71% to    0.35%
 High Yield Portfolio --
   Administrative Class Shares
   2010........................ 1.15% to 2.55%   885,349 11.90 to 11.18 12,017    7.22%     13.15% to   11.55%
   2009........................ 1.15% to 2.55%   714,532 10.51 to 10.02  8,897    8.71%     38.65% to   36.69%
   2008........................ 1.15% to 2.55%   701,997  7.58 to  7.33  6,448    6.77%   (24.39)% to (25.46)%
   2007........................ 1.45% to 2.10%   391,542 14.37 to 10.85  5,506    6.97%      1.98% to    1.31%
   2006........................ 1.45% to 2.10%   507,230 14.09 to 10.71  6,741    6.87%      7.50% to    6.79%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2010........................ 1.45% to 2.25%   424,854 17.90 to 12.46  6,870    5.64%      9.99% to    9.09%
   2009........................ 1.15% to 2.55%   860,620 11.21 to 11.27 11,779    7.01%    (5.48)% to  (6.82)%
   2008........................ 1.15% to 2.55% 1,178,994 11.87 to 12.10 18,710    4.24%     15.94% to   14.31%
   2007........................ 1.15% to 2.55%   906,567 10.23 to 10.58 12,168    4.53%     39.98% to    8.82%
   2006........................ 1.45% to 2.10%   689,640 13.81 to  9.85  8,952    5.57%    (0.31)% to  (0.97)%
 Low Duration Portfolio --
   Administrative Class Shares
   2010........................ 1.15% to 2.55% 3,145,677 11.56 to 11.42 36,934    1.96%      4.08% to    2.60%
   2009........................ 1.15% to 2.55% 3,554,997 11.10 to 11.13 40,371    6.65%     12.02% to   10.43%
   2008........................ 1.15% to 2.55% 2,606,646  9.91 to 10.08 26,729    4.47%    (1.57)% to  (2.96)%
   2007........................ 1.15% to 2.55% 2,419,403 10.07 to 10.39 25,886    3.29%     12.33% to    5.82%
   2006........................ 1.45% to 2.10%   128,640 10.24 to 10.15  1,313    4.23%      2.47% to    1.79%
 Total Return Portfolio --
   Administrative Class Shares
   2010........................ 1.15% to 2.55% 4,093,729 12.64 to 12.57 59,095    5.18%      6.86% to    5.35%
   2009........................ 1.15% to 2.55% 3,645,544 11.83 to 11.93 51,444    6.82%     12.73% to   11.13%
   2008........................ 1.15% to 2.55% 2,688,765 10.49 to 10.73 34,193    5.68%      3.59% to    2.12%
   2007........................ 1.15% to 2.55% 2,192,913 10.13 to 10.51 27,935    4.78%     23.46% to    7.72%
   2006........................ 1.40% to 2.10% 2,283,709 10.81 to 10.11 27,078    5.05%      2.39% to    1.66%
Rydex Variable Trust
 NASDAQ-100(R) Fund
   2010........................ 1.45% to 1.80%    79,515  9.65 to 11.09    859    0.00%     16.77% to   16.35%
   2009........................ 1.45% to 1.80%    88,229  8.27 to  9.53    816    0.00%     49.80% to   49.27%
   2008........................ 1.45% to 1.80%    93,813  5.52 to  6.39    579    0.17%   (42.76)% to (42.96)%
   2007........................ 1.45% to 1.80%    99,244  9.64 to 11.20  1,069    0.07%     16.11% to   15.69%
   2006........................ 1.45% to 2.10%   101,920  8.30 to 10.69    951    0.00%      4.24% to    3.56%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                        EXPENSES AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
The Alger Portfolios
 Alger Large Cap Growth Portfolio --
   Class I-2 Shares
   2010................................ 1.40% to 1.40%  18,075 11.43 to 11.43   207     0.75%     11.80% to   11.80%
   2009................................ 1.40% to 1.40%  20,636 10.22 to 10.22   211     0.65%     45.51% to   45.51%
   2008................................ 1.40% to 1.40%  21,446  7.03 to  7.03   151     0.21%   (46.91)% to (46.91)%
   2007................................ 1.40% to 1.40%  35,657 13.23 to 13.23   472     0.35%     18.26% to   18.26%
   2006................................ 1.40% to 1.40%  51,334 11.19 to 11.19   575     0.13%      3.68% to    3.68%
 Alger Small Cap Growth Portfolio --
   Class I-2 Shares
   2010................................ 1.40% to 1.40%  20,842 12.59 to 12.59   262     0.00%     23.54% to   23.54%
   2009................................ 1.40% to 1.40%  24,206 10.19 to 10.19   247     0.00%     43.48% to   43.48%
   2008................................ 1.40% to 1.40%  27,156  7.10 to  7.10   193     0.00%   (47.35)% to (47.35)%
   2007................................ 1.40% to 1.40%  40,688 13.49 to 13.49   549     0.00%     15.59% to   15.59%
   2006................................ 1.40% to 1.40%  66,572 11.67 to 11.67   777     0.00%     18.34% to   18.34%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2010................................ 1.45% to 1.80%  85,861 19.96 to 19.42 1,597     0.00%      5.81% to    5.43%
   2009................................ 1.45% to 2.25%  88,087 18.87 to  9.82 1,554     0.00%     55.12% to   53.86%
   2008................................ 1.45% to 2.25%  88,573 12.16 to  6.39 1,015     7.19%   (40.28)% to (40.77)%
   2007................................ 1.15% to 2.55% 342,398  9.96 to 10.24 4,709    10.05%   (60.83)% to    3.60%
   2006................................ 1.45% to 2.10% 203,375 18.77 to 12.42 2,659     0.28%     11.97% to   11.23%
 Jennison Portfolio -- Class II Shares
   2010................................ 1.45% to 1.85%   7,723 15.27 to 11.04   116     0.02%      9.83% to    9.39%
   2009................................ 1.45% to 1.85%   8,289 13.90 to 10.10   113     0.29%     40.21% to   39.64%
   2008................................ 1.45% to 1.85%   6,285  9.91 to  7.23    61     0.07%   (38.46)% to (38.71)%
   2007................................ 1.45% to 1.85%   6,212 16.11 to 11.80    98     0.00%      9.93% to    9.48%
   2006................................ 1.45% to 2.10%   6,298 14.66 to 10.74    90     0.00%    (0.10)% to  (0.76)%
 Natural Resources Portfolio --
   Class II Shares
   2010................................ 1.15% to 2.05% 248,051 10.30 to 13.68 4,585     0.08%     26.02% to   24.87%
   2009................................ 1.15% to 2.55% 372,481  8.18 to 10.12 4,943    10.50%     74.38% to   71.91%
   2008................................ 1.15% to 2.55% 350,976  4.69 to  5.89 2,602    12.80%   (53.73)% to (54.38)%
   2007................................ 1.15% to 2.55% 144,211 10.13 to 12.90 3,101    25.50%     46.22% to   24.48%
   2006................................ 1.45% to 2.10%  58,919 17.83 to 15.26 1,048     2.33%     19.96% to   19.17%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2010................................ 1.45% to 1.70%  10,084 12.61 to 12.59   127     0.00%     64.92% to   64.51%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2010

(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                                                PAGE
                                                                                                                ----
Financial Statements:

   Report of KPMG LLP, Independent Registered Public Accounting Firm........................................... F-1

   Consolidated Statements of Operations for the years ended December 31, 2010, 2009 and 2008.................. F-2

   Consolidated Balance Sheets as of December 31, 2010 and 2009................................................ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2010, 2009 and
     2008...................................................................................................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.................. F-5

   Notes to Consolidated Financial Statements.................................................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 1 to the consolidated financial statements, the Company changed its method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

/s/  KPMG LLP

Richmond, Virginia
March 18, 2011

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Operations

                             (Amounts in millions)

                          YEARS ENDED DECEMBER 31,
                          -----------------------
                           2010    2009     2008
                          ------  ------  -------
Revenues:
Net investment income.... $316.6  $298.4  $ 314.1
Premiums.................  182.2   179.3    210.7
Net investment gains
  (losses)...............  (20.4)  (92.6)  (228.8)
Policy fees and other
  income.................   45.9    26.0     29.0
                          ------  ------  -------
   Total revenues........  524.3   411.1    325.0
                          ------  ------  -------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............  220.1   202.5    231.5
Interest credited........  117.0   128.3    143.4
Acquisition and
  operating expenses,
  net of deferrals.......   47.2    39.0     45.6
Amortization of deferred
  acquisition costs and
  intangibles............   49.8    23.2     35.0
Goodwill impairment......     --      --     25.3
Interest expense.........    2.1     0.1       --
                          ------  ------  -------
   Total benefits and
     expenses............  436.2   393.1    480.8
                          ------  ------  -------
Income (loss) before
  income taxes...........   88.1    18.0   (155.8)
Provision (benefit) for
  income taxes...........   30.2     5.2    (46.9)
                          ------  ------  -------
Net income (loss)........ $ 57.9  $ 12.8  $(108.9)
                          ======  ======  =======
Supplemental disclosures:
Total
  other-than-temporary
  impairments............ $ (7.6) $(99.1) $(194.9)
Portion of
  other-than-temporary
  impairments included
  in other comprehensive
  income (loss)..........   (9.2)   14.8       --
                          ------  ------  -------
Net other-than-temporary
  impairments............  (16.8)  (84.3)  (194.9)
Other investment gains
  (losses)...............   (3.6)   (8.3)   (33.9)
                          ------  ------  -------
Total net investment
  gains (losses)......... $(20.4) $(92.6) $(228.8)
                          ======  ======  =======


         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                                     DECEMBER 31,
                                 -------------------
                                    2010      2009
                                 ---------  --------
Assets
 Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value............... $ 5,044.0  $5,043.1
   Equity securities
    available-for-sale,
    at fair value...............       0.9       1.3
   Commercial mortgage
    loans.......................     785.4     798.4
   Policy loans.................      29.5      30.1
   Other invested assets........     258.4     126.7
   Restricted other
    invested assets
    related to variable
    interest entities,
    at fair value...............     306.5        --
                                 ---------  --------
    Total investments...........   6,424.7   5,999.6
 Cash and cash
   equivalents..................      97.9     124.9
 Accrued investment
   income.......................      62.0      57.9
 Deferred acquisition
   costs........................     419.0     502.9
 Intangible assets..............      40.8      74.0
 Goodwill.......................      49.1      49.1
 Reinsurance recoverable........   2,007.9   1,931.1
 Other assets...................      54.0      37.7
 Separate account assets........   1,000.9     909.5
                                 ---------  --------
    Total assets................ $10,156.3  $9,686.7
                                 =========  ========
Liabilities and
 stockholders' equity
 Liabilities:
   Future policy benefits....... $ 2,574.2  $2,425.4
   Policyholder account
    balances....................   4,041.8   4,236.9
   Liability for policy
    and contract claims.........     443.7     368.0
   Unearned premiums............      60.9      59.4
   Other liabilities
    ($128.7 and $--
    other liabilities
    related to variable
    interest entities)..........     703.2     508.9
   Borrowings related to
    variable interest
    entities, at fair
    value.......................       7.7        --
   Deferred tax liability.......     112.6      73.0
   Separate account
    liabilities.................   1,000.9     909.5
                                 ---------  --------
    Total liabilities...........   8,945.0   8,581.1
                                 ---------  --------
 Commitments and
   contingencies
 Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)................       3.1       3.1
   Additional paid-in
    capital.....................     842.9     842.9
                                 ---------  --------
   Accumulated other
    comprehensive income
    (loss):
    Net unrealized
     investment gains
     (losses):
     Net unrealized
       gains (losses) on
       securities not
       other-than-temporarily
       impaired.................      59.8     (75.8)
     Net unrealized
       gains (losses) on
       other-than-temporarily
       impaired
       securities...............      (5.3)     (6.8)
                                 ---------  --------
    Net unrealized
     investment gains
     (losses)...................      54.5     (82.6)
                                 ---------  --------
    Derivatives
     qualifying as hedges.......      47.5      34.7
                                 ---------  --------
   Total accumulated
    other comprehensive
    income (loss)...............     102.0     (47.9)
   Retained earnings............     263.3     307.5
                                 ---------  --------
     Total stockholders'
       equity...................   1,211.3   1,105.6
                                 ---------  --------
     Total liabilities
       and stockholders'
       equity................... $10,156.3  $9,686.7
                                 =========  ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                                ACCUMULATED
                                    ADDITIONAL     OTHER                  TOTAL
                             COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDERS'
                             STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                             ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2007.........  $3.1    $634.8      $ (16.6)   $ 383.2    $1,004.5
                                                                        --------
Comprehensive income
  (loss):
   Net income...............    --        --           --     (108.9)     (108.9)
   Net unrealized gains
     (losses) on
     investment
     securities.............    --        --       (411.9)        --      (411.9)
   Derivatives
     qualifying as hedges...    --        --        119.0         --       119.0
                                                                        --------
Total comprehensive
  income (loss).............                                              (401.8)
Other transactions with
  stockholders..............    --       0.7           --         --         0.7
Capital contribution........    --      31.5           --         --        31.5
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2008.........   3.1     667.0       (309.5)     274.3       634.9
                                                                        --------
Cumulative effect of
  accounting change.........    --        --        (18.9)      20.4         1.5
Comprehensive income
  (loss):
   Net income...............    --        --           --       12.8        12.8
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --        377.5         --       377.5
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          0.9         --         0.9
   Derivatives
     qualifying as hedges...    --        --        (97.9)        --       (97.9)
                                                                        --------
Total comprehensive
  income (loss).............                                               293.3
Other transactions with
  stockholders..............    --      25.9           --         --        25.9
Capital contribution........    --     150.0           --         --       150.0
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2009.........   3.1     842.9        (47.9)     307.5     1,105.6
                                                                        --------
Cumulative effect of
  accounting change.........    --        --         69.9     (102.1)      (32.2)
Comprehensive income
  (loss):
   Net income...............    --        --           --       57.9        57.9
   Net unrealized gains
     (losses) on
     securities not
     other-than-temporarily
     impaired...............    --        --         65.7         --        65.7
   Net unrealized gains
     (losses) on
     other-than-temporarily
     impaired securities....    --        --          1.5         --         1.5
   Derivatives
     qualifying as hedges...    --        --         12.8         --        12.8
                                                                        --------
Total comprehensive
  income (loss).............                                               137.9
                              ----    ------      -------    -------    --------
Balances as of
  December 31, 2010.........  $3.1    $842.9      $ 102.0    $ 263.3    $1,211.3
                              ====    ======      =======    =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)

                             YEARS ENDED DECEMBER 31,
                            --------------------------
                              2010     2009     2008
                            -------  -------  --------
Cash flows from
 operating activities:
 Net income (loss)......... $  57.9  $  12.8  $ (108.9)
 Adjustments to
   reconcile net income
   (loss) to net cash
   from operating
   activities:
   Net investment losses
    (gains)................    20.4     92.6     228.8
   Charges assessed to
    policyholders..........   (19.1)   (12.9)    (13.1)
   Amortization of fixed
    maturity discounts
    and premiums...........    (1.6)     7.8       2.8
   Acquisition costs
    deferred...............   (38.4)   (32.8)    (93.6)
   Amortization of
    deferred acquisition
    costs and intangibles..    49.8     23.2      35.0
   Goodwill impairment.....      --       --      25.3
   Deferred income taxes...    13.7     14.8     (37.7)
   Net increase in
    trading securities
    and derivative
    instruments............    14.2     22.1      27.3
 Changes in certain
   assets and
   liabilities:
   Accrued investment
    income and other
    assets.................   (28.8)     9.7     (16.6)
   Insurance reserves......   249.3    250.7     369.2
   Other liabilities and
    other policy-related
    balances...............    60.3      3.6     (62.5)
                            -------  -------  --------
 Net cash from operating
   activities..............   377.7    391.6     356.0
                            -------  -------  --------
Cash flows from
 investing activities:
 Proceeds from
   maturities and
   repayments of
   investments:
   Fixed maturity
    securities.............   366.1    292.6     228.2
   Commercial mortgage
    loans..................    67.5     91.6     112.2
 Proceeds from sales of
   investments:
   Fixed maturity and
    equity securities......   320.3     69.8     339.9
 Purchases and
   originations of
   investments:
   Fixed maturity and
    equity securities......  (802.5)  (862.7)   (892.0)
   Commercial mortgage
    loans..................   (58.4)      --     (23.1)
 Other invested assets,
   net.....................    (0.4)     1.8      (1.2)
 Policy loans, net.........     0.6      1.4      (0.7)
                            -------  -------  --------
 Net cash from investing
   activities..............  (106.8)  (405.5)   (236.7)
                            -------  -------  --------
Cash flows from
 financing activities:
 Deposits to universal
   life and investment
   contracts...............   195.6    206.0   1,052.8
 Withdrawals from
   universal life and
   investment contracts....  (501.1)  (578.5)   (930.8)
 Proceeds from
   short-term borrowings
   and other, net..........     7.6     99.4      (2.7)
 Payments on short-term
   borrowings..............      --    (86.0)       --
 Capital contribution
   from parents............      --      0.2      31.5
                            -------  -------  --------
 Net cash from financing
   activities..............  (297.9)  (358.9)    150.8
                            -------  -------  --------
 Net change in cash and
   cash equivalents........   (27.0)  (372.8)    270.1
Cash and cash
 equivalents at
 beginning of year.........   124.9    497.7     227.6
                            -------  -------  --------
Cash and cash
 equivalents at end of
 year...................... $  97.9  $ 124.9  $  497.7
                            =======  =======  ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2010, 2009 and 2008

(1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) PRINCIPLES OF CONSOLIDATION

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation, and our affiliate companies in which we hold a majority voting interest or power to direct activities of certain variable interest entities ("VIEs"). All intercompany accounts and transactions have been eliminated in consolidation.

   We are currently owned 65.5% by Genworth Life Insurance Company ("GLIC") and 34.5% by Genworth Life and Annuity Insurance Company ("GLAIC").

  (B) BASIS OF PRESENTATION

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the date the financial statements were issued.

  (C) NATURE OF BUSINESS

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed). Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits.

   In January 2011, we announced we are discontinuing new sales of retail and group variable annuities while continuing to service our existing blocks of business. However, we will continue to offer fixed annuities.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products under the Protection segment are term life, universal life, whole life and long-term care insurance.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments and the results of our non-strategic products. Our non-strategic products include our institutional products which consist of funding agreements backing notes ("FABNs").

   We distribute our products in the State of New York through financial institutions and various agencies. During 2010, 2009 and 2008, 46.3%, 46.3% and 61.9%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 17.4%, 14.1%, and 41.6%, respectively, of total product sales.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


  (D) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (E) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, the amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (F) POLICY FEES AND OTHER INCOME

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity contractholders based upon the daily net assets of the contractholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (G) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .  we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

  (H) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 12 for additional information related to fair value measurements.

  (I) COMMERCIAL MORTGAGE LOANS

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 2 for additional disclosures related to commercial mortgage loans.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


  (J) SECURITIES LENDING ACTIVITY AND REPURCHASE AGREEMENTS

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund. As of December 31, 2010 and 2009, the fair value of securities loaned under the securities lending program was $63.7 million and $49.3 million, respectively. As of December 31, 2010 and 2009, the fair value of collateral held under the securities lending program was $66.1 million and $51.0 million, respectively, and the offsetting obligation to return collateral of $66.1 million and $51.1 million, respectively, was included in other liabilities in the consolidated balance sheets.

   We also have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2010 and 2009, the fair value of securities pledged under the repurchase program was $129.9 million and $132.5 million, respectively, and the repurchase obligation of $127.7 million and $130.4 million, respectively, was included in other liabilities in the consolidated balance sheets.

  (K) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (L) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 4 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


  (M) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2010, 2009 and 2008, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (N) GOODWILL

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance, and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 5 for additional information related to goodwill and impairments recorded.

  (O) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (P) DERIVATIVES

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

  (Q) SEPARATE ACCOUNTS

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (R) INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   POLICYHOLDER ACCOUNT BALANCES

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (S) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (T) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   We file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

  (U) VARIABLE INTEREST ENTITIES

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities or alternative investments. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 13 for additional information related to these consolidated entities. As of December 31, 2009, we were not required to consolidate any VIEs where there were third-party beneficial interest holders.

  (V) ACCOUNTING CHANGES

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures will be effective for us on March 31, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....       $ 5.1             $(5.1)             $  --
Adjustment to deferred
  acquisition costs......        (1.0)              0.4               (0.6)
Adjustment to sales
  inducements............        (0.2)               --               (0.2)
Provision for income
  taxes..................        (1.4)              1.6                0.2
                                -----             -----              -----
Net cumulative effect
  adjustment.............       $ 2.5             $(3.1)             $(0.6)
                                =====             =====              =====

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $102.2 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate certain VIEs, including previously qualifying investment structures. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interests in these entities prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $99.0 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $67.4 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The assets and liabilities of the newly consolidated entities were as follows as of January 1, 2010:

                                                                  AMOUNTS
                          CARRYING  ADJUSTMENT FOR ELECTION    RECORDED UPON
(AMOUNTS IN MILLIONS)     VALUE (1) OF FAIR VALUE OPTION/ /(2) CONSOLIDATION
---------------------     --------- ------------------------   -------------
Assets
Restricted other
  invested assets........  $322.1            $(19.4)              $ 302.7
Accrued investment income     0.2                --                   0.2
                           ------            ------               -------
   Total assets..........   322.3             (19.4)                302.9
                           ------            ------               -------
Liabilities
Other liabilities........   120.7                --                 120.7
Borrowings related to
  VIEs...................    22.1             (13.9)                  8.2
                           ------            ------               -------
   Total liabilities.....   142.8             (13.9)                128.9
                           ------            ------               -------
   Net assets and
     liabilities of
     newly consolidated
     entities............  $179.5            $ (5.5)                174.0
                           ======            ======
   Less: amortized cost
     of fixed maturity
     securities
     previously
     recorded (3)........                                           327.7
                                                                  -------
   Cumulative effect
     adjustment to
     retained earnings
     upon adoption,
     pre-tax.............                                          (153.7)
   Tax effect............                                            54.7
                                                                  -------
   Net cumulative effect
     adjustment to
     retained earnings
     upon adoption.......                                         $ (99.0)
                                                                  =======

--------
(1)Carrying value represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
(2)Amount represents the difference between book value and fair value of the investments and borrowings related to consolidated VIEs where we have elected fair value option.
(3)Fixed maturity securities that were previously recorded had net unrealized investment losses of $67.4 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   Restricted other invested assets are comprised of trading securities that are recorded at fair value. Trading securities represent asset-backed securities where we elected fair value option. Borrowings related to VIEs are recorded at fair value as a result of electing the fair value option for all assets and liabilities.

   For entities consolidated upon adoption of the new accounting guidance on January 1, 2010, we elected fair value option to measure all assets and liabilities at current fair value with future changes in fair value being recorded in income (loss). We elected fair value option as a method to better present the offsetting changes in assets and liabilities related to third-party interests in the entities and eliminated the potential accounting mismatch between the measurement of the assets and derivatives of the entity compared to the borrowings issued by the entity. See note 13 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Fair Value Measurements and Disclosures -- Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Measuring Liabilities At Fair
Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures -- Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the Financial Accounting Standards Board (the "FASB"). This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in OCI. The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

                          ACCUMULATED OTHER
                            COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)       INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------     ----------------- ----------------- -------------------
Investment securities....      $(39.6)           $ 39.6              $  --
Adjustment to DAC........         7.7              (5.8)               1.9
Adjustment to PVFP.......         1.8              (1.6)               0.2
Adjustment to sales
  inducements............         0.8              (0.8)                --
Adjustment to certain
  benefit reserves.......          --               0.2                0.2
Provision for income
  taxes..................        10.4             (11.2)              (0.8)
                               ------            ------              -----
Net cumulative effect
  adjustment.............      $(18.9)           $ 20.4              $ 1.5
                               ======            ======              =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Transfers of Financial Assets and Interests In Variable Interest Entities

   On December 31, 2008, we adopted new accounting guidance related to disclosures by public entities about transfers of financial assets and interests in VIEs. This new accounting guidance amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted new accounting guidance related to disclosures about credit derivatives and certain guarantees. This accounting guidance requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the SEC, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Other-Than-Temporary Impairments of Certain Structured Securities

   On October 1, 2008, we adopted new accounting guidance related to impairment guidance. This accounting guidance amends the impairment guidance to require all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Determining Fair Value When A Market Is Not Active

   On September 30, 2008, we adopted new accounting guidance related to determining the fair value of a financial asset when the market for that asset is not active. The accounting guidance provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered in inactive markets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2008, we adopted new accounting guidance related to fair value measurements. This accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of this accounting guidance to allow an entity to delay the application until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the accounting guidance, we will delay the application for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Option For Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted new accounting guidance related to the fair value option for financial assets and financial liabilities. This accounting guidance provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of this new accounting guidance did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the accounting guidance.

   Amendment To Guidance For Offsetting of Amounts Related To Certain Contracts

   On January 1, 2008, we adopted new accounting guidance for offsetting of amounts related to certain contracts. This accounting guidance allows fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. It also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   (w) Accounting Pronouncements Not Yet Adopted

   In December 2010, the FASB issued new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This new accounting guidance will be effective for us on January 1, 2011. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. This new accounting guidance will be effective for us on January 1, 2012. When adopted, we expect to defer fewer costs. The new guidance is effective prospectively with retrospective adoption allowed. We have not yet determined the method nor impact this accounting guidance will have on our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   In April 2010, the FASB issued new accounting guidance on how investments held through separate accounts affect an insurer's consolidation analysis of those investments. This new accounting guidance will be effective for us on January 1, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   In January 2010, the FASB issued new accounting guidance to require additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. This new accounting guidance will be effective for us on January 1, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

(2)INVESTMENTS

  (A) NET INVESTMENT INCOME

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)      2010    2009    2008
---------------------     ------  ------  ------
Fixed maturity and
  equity securities...... $281.8  $259.6  $262.0
Commercial mortgage loans   45.1    49.1    56.3
Other invested assets....   (4.6)   (6.1)   (4.4)
Restricted other
  invested assets
  related to VIEs (1)....    1.0      --      --
Policy loans.............    1.9     1.8     1.9
Cash, cash equivalent
  and short-term
  investments............    0.3     2.2     6.2
                          ------  ------  ------
   Gross investment
     income before
     expenses and fees...  325.5   306.6   322.0
Expenses and fees........   (8.9)   (8.2)   (7.9)
                          ------  ------  ------
   Net investment income. $316.6  $298.4  $314.1
                          ======  ======  ======

--------
(1)See note 13 for additional information related to consolidated VIEs.

  (B) NET INVESTMENT GAINS (LOSSES)

   Net investment gains (losses) were as follows for the years ended
December 31:

(AMOUNTS IN MILLIONS)       2010    2009     2008
---------------------      ------  ------  -------
Available-for-sale
  securities:
   Realized gains......... $  6.1  $ 10.7  $   8.9
   Realized losses........  (12.8)   (8.7)   (41.9)
                           ------  ------  -------
   Net realized gains
     (losses) on
     available-for-sale
     securities...........   (6.7)    2.0    (33.0)
Impairments:
   Total
     other-than-temporary
     impairments..........   (7.6)  (99.1)  (194.9)
   Portion of
     other-than-temporary
     impairments
     included in OCI......   (9.2)   14.8       --
                           ------  ------  -------
   Net
     other-than-temporary
     impairments..........  (16.8)  (84.3)  (194.9)
                           ------  ------  -------
Net unrealized gains
  (losses) on trading
  securities..............    3.1     0.2     (0.5)
Commercial mortgage loans.   (2.5)   (2.6)    (0.2)
Derivative instruments
  (1).....................    1.6    (7.9)    (0.2)
Net gains (losses)
  related to VIEs (2).....    1.0      --       --
Other.....................   (0.1)     --       --
                           ------  ------  -------
   Net investment gains
     (losses)............. $(20.4) $(92.6) $(228.8)
                           ======  ======  =======

--------
(1)See note 3 for additional information on the impact of derivative instruments included in net investment gains (losses).
(2)See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2010, 2009 and 2008 was $204.9 million, $182.2 million and $178.9 million, respectively, which was approximately 94.6%, 95.4% and 81.1%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                             2010    2009
---------------------                                                            ------  ------
Beginning balance............................................................... $100.8  $   --
Adoption of new accounting guidance related to other-than-temporary impairments.     --    98.8
Additions:
   Other-than-temporary impairments not previously recognized...................    9.4     0.9
   Increases related to other-than-temporary impairments previously recognized..    5.6    22.2
Reductions:
   Securities sold, paid down or disposed.......................................  (61.0)  (19.8)
   Securities where there is intent to sell.....................................     --    (1.3)
                                                                                 ------  ------
Ending balance.................................................................. $ 54.8  $100.8
                                                                                 ======  ======

  (C) UNREALIZED INVESTMENT GAINS AND LOSSES

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)       2010     2009     2008
---------------------     -------  -------  -------
Net unrealized gains
  (losses) on investment
  securities:
   Fixed maturity
     securities.......... $ 191.4  $(149.0) $(811.3)
   Equity securities.....     0.3      0.6    (17.0)
   Other invested assets.      --     (0.1)      --
                          -------  -------  -------
       Subtotal..........   191.7   (148.5)  (828.3)
Adjustments to DAC,
  PVFP, sales
  inducements and
  benefit reserves.......  (107.1)    21.2    143.3
Income taxes, net........   (30.1)    44.7    242.9
                          -------  -------  -------
Net unrealized
  investment gains
  (losses)............... $  54.5  $ (82.6) $(442.1)
                          =======  =======  =======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The change in the net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)          2010     2009     2008
---------------------         ------  -------  -------
Beginning balance............ $(82.6) $(442.1) $ (30.2)
Cumulative effect of
  change in accounting.......   69.9    (18.9)      --
Unrealized gains
  (losses) arising
  during the period:
   Unrealized gains
     (losses) on
     investment
     securities..............  207.9    637.1   (984.5)
   Adjustment to DAC.........  (74.1)  (107.4)    89.2
   Adjustment to PVFP........  (15.8)   (20.5)    27.0
   Adjustment to sales
     inducements.............  (12.0)    (4.5)     2.0
   Adjustment to benefit
     reserves................  (25.2)      --       --
   Provision for income
     taxes...................  (28.9)  (179.8)   306.2
                              ------  -------  -------
       Change in
         unrealized
         gains (losses)
         on investment
         securities..........   51.9    324.9   (560.1)
Reclassification
  adjustments to net
  investment (gains)
  losses, net of taxes
  of $(8.2), $(28.8) and
  $(79.8)....................   15.3     53.5    148.2
                              ------  -------  -------
Ending balance............... $ 54.5  $ (82.6) $(442.1)
                              ======  =======  =======

  (D) FIXED MATURITY AND EQUITY SECURITIES

   As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                             GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                           --------------------------- --------------------------
                                 AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                  COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)              COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------            --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises................ $  200.6      $ 14.8         $ --         $   --        $   --    $  215.4
   Government -- non-U.S........     62.6         7.2           --             --            --        69.8
   U.S. corporate...............  2,479.9       148.9           --          (27.2)           --     2,601.6
   Corporate -- non-U.S.........    919.3        42.9           --           (5.1)           --       957.1
   Residential
     mortgage-backed............    474.3        22.2          0.9           (4.1)         (8.9)      484.4
   Commercial
     mortgage-backed............    544.7        19.2           --          (20.3)         (2.9)      540.7
   Other asset-backed...........    171.2         6.1           --           (0.6)         (1.7)      175.0
                                 --------      ------         ----         ------        ------    --------
       Total fixed
         maturity
         securities.............  4,852.6       261.3          0.9          (57.3)        (13.5)    5,044.0
Equity securities...............      0.6         0.3           --             --            --         0.9
                                 --------      ------         ----         ------        ------    --------
       Total
         available-for-sale
         securities............. $4,853.2      $261.6         $0.9         $(57.3)       $(13.5)   $5,044.9
                                 ========      ======         ====         ======        ======    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                             GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                           --------------------------- --------------------------
                                 AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                  COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY  FAIR
(AMOUNTS IN MILLIONS)              COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED    VALUE
---------------------            --------- --------------- ----------- --------------- ----------- --------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises................ $  193.8      $  4.4         $ --         $  (2.9)      $   --    $  195.3
   Government -- non-U.S........     71.7         3.7           --            (1.9)          --        73.5
   U.S. corporate...............  2,330.6        80.6           --           (56.1)          --     2,355.1
   Corporate -- non-U.S.........    927.6        26.8          0.2           (15.6)          --       939.0
   Residential
     mortgage-backed............    450.2        11.5          1.5           (14.8)       (11.1)      437.3
   Commercial
     mortgage-backed............    601.0         5.1           --           (67.7)        (3.9)      534.5
   Other asset-backed...........    617.2         3.0           --          (110.2)        (1.6)      508.4
                                 --------      ------         ----         -------       ------    --------
       Total fixed
         maturity
         securities.............  5,192.1       135.1          1.7          (269.2)       (16.6)    5,043.1
Equity securities...............      0.7         0.6           --              --           --         1.3
                                 --------      ------         ----         -------       ------    --------
       Total
         available-for-sale
         securities............. $5,192.8      $135.7         $1.7         $(269.2)      $(16.6)   $5,044.4
                                 ========      ======         ====         =======       ======    ========

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                              LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                          ---------------------------- ---------------------------- ----------------------------
                                   GROSS                        GROSS                        GROSS
(DOLLAR AMOUNTS IN        FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF  FAIR   UNREALIZED NUMBER OF
MILLIONS)                 VALUE    LOSSES   SECURITIES VALUE  LOSSES (1) SECURITIES VALUE  LOSSES (2) SECURITIES
---------                 ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. corporate........ $314.1   $(12.8)      83     $124.0   $(14.4)      29     $438.1   $(27.2)     112
   Corporate -- non-U.S..   76.0     (1.9)      25       77.8     (3.2)      13      153.8     (5.1)      38
   Residential
     mortgage-backed.....   42.8     (2.0)      12       65.6    (11.0)      33      108.4    (13.0)      45
   Commercial
     mortgage-backed.....    4.8     (0.1)       3      101.7    (23.1)      37      106.5    (23.2)      40
   Other asset-backed....   20.0     (0.6)       5        2.1     (1.7)       2       22.1     (2.3)       7
                          ------   ------      ---     ------   ------      ---     ------   ------      ---
Total for securities in
  an unrealized loss
  position............... $457.7   $(17.4)     128     $371.2   $(53.4)     114     $828.9   $(70.8)     242
                          ======   ======      ===     ======   ======      ===     ======   ======      ===

--------
(1)Amounts include $13.4 million of unrealized losses on other-than-temporarily impaired securities.
(2)Amounts include $13.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Aging of Gross Unrealized Losses and Other-Than-Temporary Losses

   The following table presents the gross unrealized losses and number of investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                    LESS THAN 20%                      20% TO 50%                    GREATER THAN 50%
                           -------------------------------- -------------------------------- --------------------------------
                                      % OF TOTAL                       % OF TOTAL                       % OF TOTAL
                             GROSS      GROSS                 GROSS      GROSS                 GROSS      GROSS
(DOLLAR AMOUNTS IN         UNREALIZED UNREALIZED NUMBER OF  UNREALIZED UNREALIZED NUMBER OF  UNREALIZED UNREALIZED NUMBER OF
MILLIONS)                    LOSSES     LOSSES   SECURITIES   LOSSES     LOSSES   SECURITIES   LOSSES     LOSSES   SECURITIES
---------                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturity
  securities:
Less than 12 months:
   Investment grade.......   $(17.1)     24.2%      121       $   --       -- %       --       $   --       -- %       --
   Below investment grade.     (0.1)      0.1         6           --        --        --         (0.2)      0.2         1
                             ------      ----       ---       ------      ----        --       ------      ----        --
       Total..............    (17.2)     24.3       127           --        --        --         (0.2)      0.2         1
                             ------      ----       ---       ------      ----        --       ------      ----        --
12 months or greater:
   Investment grade.......    (16.8)     23.7        61        (10.6)     15.0        10         (6.6)      9.3         5
   Below investment
     grade (1)............     (6.2)      8.8        22         (7.7)     10.9         8         (5.5)      7.8         8
                             ------      ----       ---       ------      ----        --       ------      ----        --
       Total..............    (23.0)     32.5        83        (18.3)     25.9        18        (12.1)     17.1        13
                             ------      ----       ---       ------      ----        --       ------      ----        --
Total.....................   $(40.2)     56.8%      210       $(18.3)     25.9%       18       $(12.3)     17.3%       14
                             ======      ====       ===       ======      ====        ==       ======      ====        ==

--------
(1)Securities in an unrealized loss position for 12 months or greater include other-than-temporarily impaired securities where a non-credit loss of $7.6 million was recorded in OCI.

   The securities less than 20% below cost were primarily attributable to credit spreads that have widened since acquisition for certain mortgage-backed and asset-backed securities and corporate securities in the finance and insurance sector.

   Concentration of Gross Unrealized Losses and Other-Than-Temporary Losses by Sector

   The following table presents the concentration of gross unrealized losses by sector as of December 31, 2010:

                            INVESTMENT GRADE    BELOW INVESTMENT GRADE
                          --------------------  --------------------
                            GROSS    % OF GROSS   GROSS     % OF GROSS
                          UNREALIZED UNREALIZED UNREALIZED  UNREALIZED
(AMOUNTS IN MILLIONS)       LOSSES     LOSSES     LOSSES      LOSSES
---------------------     ---------- ---------- ----------  ----------
Fixed maturity
  securities:
   U.S. corporate........   $(21.0)     29.7%     $ (6.2)       8.8%
   Corporate -- non-U.S..     (5.0)      7.1        (0.1)       0.1
   Residential
     mortgage-backed.....     (4.4)      6.2        (8.6)      12.1
   Commercial
     mortgage-backed.....    (18.4)     26.0        (4.8)       6.8
   Other asset-backed....     (2.3)      3.2          --         --
                            ------      ----      ------       ----
Total....................   $(51.1)     72.2%     $(19.7)      27.8%
                            ======      ====      ======       ====

   While certain securities included in the preceding table were considered other-than-temporarily impaired, we expect to recover the new amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of mortgage-backed and asset-backed securities. We expect our investments in corporate securities will continue to perform in accordance with our conclusions about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities.

   Structured Securities

   The following table presents the concentration of gross unrealized losses related to structured securities as of December 31, 2010:

                                   INVESTMENT GRADE             BELOW INVESTMENT GRADE
                          ---------------------------------  ---------------------------
                                                               GROSS
                          GROSS UNREALIZED    % OF GROSS     UNREALIZED    % OF GROSS
(AMOUNTS IN MILLIONS)          LOSSES      UNREALIZED LOSSES   LOSSES   UNREALIZED LOSSES
---------------------     ---------------- ----------------- ---------- -----------------
Structured securities:
   Residential
     mortgage-backed.....      $ (4.4)           11.4%         $ (8.6)        22.3%
   Commercial
     mortgage-backed.....       (18.4)           47.8            (4.8)        12.5
   Other asset-backed....        (2.3)            6.0              --           --
                               ------            ----          ------         ----
Total structured
  securities.............      $(25.1)           65.2%         $(13.4)        34.8%
                               ======            ====          ======         ====

   Most of the structured securities have been in an unrealized loss position for 12 months or more. Given ongoing concern about the housing market and unemployment, the fair value of these securities has declined due to credit spreads that have widened since acquisition. We examined the performance of the underlying collateral and developed our estimate of cash flows expected to be collected. In doing so, we identified certain securities where the non-credit portion of other-than-temporary impairments was recorded in OCI. Based on this evaluation, we determined that the unrealized losses on our mortgage-backed and asset-backed securities represented temporary impairments as of December 31, 2010.

   Corporate Securities

   The following table presents the concentration of gross unrealized losses related to corporate debt securities by industry as of December 31, 2010:

                                   INVESTMENT GRADE       BELOW INVESTMENT GRADE
                               ------------------------  ------------------------
                               LESS THAN 12 12 MONTHS OR LESS THAN 12 12 MONTHS OR
(AMOUNTS IN MILLIONS)             MONTHS      GREATER       MONTHS      GREATER
---------------------          ------------ ------------ ------------ ------------
Industry:
Finance and insurance.........    $ (6.2)      $ (7.0)       $--         $(5.6)
Utilities and energy..........      (2.9)        (0.7)        --            --
Consumer -- non-cyclical......      (0.9)          --         --            --
Consumer -- cyclical..........      (0.2)          --         --          (0.5)
Capital goods.................      (0.6)        (0.3)        --          (0.1)
Industrial....................      (0.1)          --         --            --
Technology and communications.      (1.9)        (1.8)        --            --
Transportation................        --           --         --          (0.1)
Other.........................      (1.9)        (1.5)        --            --
                                  ------       ------        ---         -----
Total.........................    $(14.7)      $(11.3)       $--         $(6.3)
                                  ======       ======        ===         =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   A portion of the unrealized losses in the finance and insurance sector included debt securities where an other-than-temporary impairment was recorded in OCI. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2010. A subset of the securities issued by banks and other financial institutions represent investments in financial hybrid securities on which a debt impairment model was employed. Most of these hybrid securities retain a credit rating of investment grade. The majority of these securities were issued by foreign financial institutions. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2009:

                               LESS THAN 12 MONTHS            12 MONTHS OR MORE
                           ---------------------------- ------------------------------
                                    GROSS                          GROSS
(DOLLAR AMOUNTS IN         FAIR   UNREALIZED NUMBER OF   FAIR    UNREALIZED NUMBER OF
MILLIONS)                  VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
---------                  ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.......... $ 98.3   $ (2.9)       7     $     --  $    --       --
   Government -- non-U.S..    2.3       --        3         12.2     (1.9)      10
   U.S. corporate.........  211.6     (5.1)      45        538.0    (51.0)     108
   Corporate -- non-U.S...   25.0     (0.2)       5        183.0    (15.4)      41
   Residential
     mortgage-backed......  109.3    (10.5)      40         83.4    (15.4)      29
   Commercial
     mortgage-backed......  111.9     (2.7)      16        179.8    (68.9)      54
   Other asset-backed.....   77.0     (1.3)      10        353.5   (110.5)      13
                           ------   ------      ---     --------  -------      ---
   Subtotal, fixed
     maturity securities..  635.4    (22.7)     126      1,349.9   (263.1)     255
Equity securities.........     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===
% Below cost -- fixed
  maturity securities:
   (less than)20% Below
     cost................. $611.8   $(12.9)     112     $  989.8  $ (66.3)     183
   20-50% Below cost......   22.1     (7.4)      11        342.9   (163.1)      52
   (greater than)50%
     Below cost...........    1.5     (2.4)       3         17.2    (33.7)      20
                           ------   ------      ---     --------  -------      ---
   Total fixed maturity
     securities...........  635.4    (22.7)     126      1,349.9   (263.1)     255
                           ------   ------      ---     --------  -------      ---
% Below cost -- equity
  securities:
   20-50% Below cost......     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
   Total equity
     securities...........     --       --       --           --       --       --
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===
Investment grade.......... $606.6   $(16.3)     105     $  993.8  $(147.2)     186
Below investment grade....   28.8     (6.4)      21        356.1   (115.9)      69
                           ------   ------      ---     --------  -------      ---
Total for securities in
  an unrealized loss
  position................ $635.4   $(22.7)     126     $1,349.9  $(263.1)     255
                           ======   ======      ===     ========  =======      ===

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2010 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         AMORTIZED
(AMOUNTS IN MILLIONS)                   COST OR COST FAIR VALUE
---------------------                   ------------ ----------
Due one year or less...................   $  110.8    $  111.9
Due after one year through five years..    1,066.1     1,114.7
Due after five years through ten years.      822.8       867.7
Due after ten years....................    1,662.7     1,749.6
                                          --------    --------
   Subtotal............................    3,662.4     3,843.9
Residential mortgage-backed............      474.3       484.4
Commercial mortgage-backed.............      544.7       540.7
Other asset-backed.....................      171.2       175.0
                                          --------    --------
   Total...............................   $4,852.6    $5,044.0
                                          ========    ========

   As of December 31, 2010, $326.1 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2010, securities issued by finance and insurance, utilities and energy, and consumer -- non-cyclical industry groups represented approximately 17.1%, 30.1% and 15.9% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2010, we did not hold any fixed maturity securities in any single issuer other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders equity.

   As of December 31, 2010 and 2009, $2.6 million and $2.5 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

  (E) COMMERCIAL MORTGAGE LOANS

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                               2010            2009
                          --------------  --------------
                          CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)      VALUE   TOTAL   VALUE   TOTAL
---------------------     -------- -----  -------- -----
PROPERTY TYPE
Retail...................  $274.5   34.7%  $280.8   35.0%
Industrial...............   238.6   30.1    250.4   31.2
Office...................   183.1   23.1    172.1   21.4
Apartments...............    66.3    8.4     68.9    8.6
Mixed use/other..........    29.3    3.7     30.6    3.8
                           ------  -----   ------  -----
   Total principal
     balance.............   791.8  100.0%   802.8  100.0%
                                   =====           =====
   Unamortized balance
     of loan origination
     fees and costs......     0.5             0.7
   Allowance for losses..    (6.9)           (5.1)
                           ------          ------
   Total.................  $785.4          $798.4
                           ======          ======

                               2010            2009
                          --------------  --------------
                          CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)      VALUE   TOTAL   VALUE   TOTAL
---------------------     -------- -----  -------- -----
GEOGRAPHIC REGION
Pacific..................  $259.7   32.8%  $277.3   34.5%
South Atlantic...........   198.0   25.0    180.6   22.5
Middle Atlantic..........   102.7   13.0     93.9   11.7
East North Central.......    68.6    8.7     75.1    9.4
Mountain.................    44.9    5.7     53.2    6.6
New England..............    44.5    5.6     37.2    4.6
West North Central.......    27.3    3.4     30.6    3.8
West South Central.......    24.8    3.1     32.4    4.1
East South Central.......    21.3    2.7     22.5    2.8
                           ------  -----   ------  -----
   Total principal
     balance.............   791.8  100.0%   802.8  100.0%
                                   =====           =====
   Unamortized balance
     of loan origination
     fees and costs......     0.5             0.7
   Allowance for losses..    (6.9)           (5.1)
                           ------          ------
   Total.................  $785.4          $798.4
                           ======          ======

   As of December 31, 2010, our total mortgage holdings secured by real estate in California was $167.0 million which was 21.1% of our total mortgage holdings.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table sets forth the aging of past due commercial mortgage loans by property type as of December 31, 2010:

                                                                GREATER THAN
                                      31 - 60 DAYS 61 - 90 DAYS   90 DAYS    TOTAL PAST
(AMOUNTS IN MILLIONS)                   PAST DUE     PAST DUE     PAST DUE      DUE     CURRENT  TOTAL
---------------------                 ------------ ------------ ------------ ---------- ------- -------
PROPERTY TYPE:
   Retail............................     $ --        $  --         $ --       $  --    $274.5  $ 274.5
   Industrial........................       --          4.3           --         4.3     234.3    238.6
   Office............................       --           --           --          --     183.1    183.1
   Apartments........................       --           --           --          --      66.3     66.3
   Mixed use/other...................       --           --           --          --      29.3     29.3
                                          ----        -----         ----       -----    ------  -------
   Total principal balance...........     $ --        $ 4.3         $ --       $ 4.3    $787.5  $ 791.8
                                          ====        =====         ====       =====    ======  =======
% of total commercial mortgage loans.      --%         0.5%          --%        0.5%     99.5%   100.0%
                                          ====        =====         ====       =====    ======  =======

   We had no commercial mortgage loans that were outstanding more than 90 days and still accruing interest. There were no commercial mortgage loans on nonaccrual status as of December 31, 2010.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                                           2010
---------------------                                                                          ------
Allowance for credit losses:
   Beginning balance.......................................................................... $  5.1
   Charge-offs................................................................................   (1.1)
   Recoveries.................................................................................     --
   Provision..................................................................................    2.9
                                                                                               ------
   Ending balance............................................................................. $  6.9
                                                                                               ======
   Ending allowance for individually impaired loans........................................... $   --
                                                                                               ======
   Ending allowance for loans not individually impaired that were evaluated collectively for impairment............................................................................... $  6.9
                                                                                               ======
Principal balance:
   Ending balance............................................................................. $791.8
                                                                                               ======
   Ending balance of individually impaired loans.............................................. $  1.2
                                                                                               ======
   Ending balance of loans not individually impaired that were evaluated collectively for impairment............................................................................... $790.6
                                                                                               ======

   The following table presents the activity in the allowance for losses during the years ended December 31:

(AMOUNTS IN MILLIONS)      2009  2008
---------------------      ---- -----
Balance as of January 1... $2.5 $ 2.3
Provision.................  2.6   0.3
Release...................   --  (0.1)
                           ---- -----
Balance as of December 31. $5.1 $ 2.5
                           ==== =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table sets forth impaired commercial mortgage loans by property type as of December 31, 2010:

                                   UNPAID                          AVERAGE    INTEREST
                        RECORDED  PRINCIPAL              RELATED   RECORDED    INCOME
(AMOUNTS IN MILLIONS)  INVESTMENT  BALANCE  CHARGE-OFFS ALLOWANCE INVESTMENT RECOGNIZED
---------------------  ---------- --------- ----------- --------- ---------- ----------
 PROPERTY TYPE:
    Retail............    $1.2      $2.3       $1.1        $--       $1.2       $--
    Industrial........      --        --         --         --         --        --
    Office............      --        --         --         --         --        --
    Apartments........      --        --         --         --         --        --
   Mixed use/other....      --        --         --         --         --        --
                          ----      ----       ----        ---                  ---
    Total.............    $1.2      $2.3       $1.1        $--       $1.2       $--
                          ====      ====       ====        ===                  ===

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

   The following table sets forth the average loan-to-value of commercial mortgage loans by property type as of December 31, 2010:

                                           AVERAGE LOAN-TO-VALUE (1)
                          -----------------------------------------------------------
                                                                  GREATER THAN
(AMOUNTS IN MILLIONS)     0% - 50% 51% - 60% 61% - 75% 76% - 100%     100%      TOTAL
---------------------     -------- --------- --------- ---------- ------------ ------
PROPERTY TYPE:
   Retail................  $ 63.7   $ 54.7    $122.5     $ 29.1      $ 4.5     $274.5
   Industrial............    41.4     62.8     101.4       25.8        7.2      238.6
   Office................    32.1     17.8      64.4       61.7        7.1      183.1
   Apartments............     9.8     32.1      16.8        7.6         --       66.3
   Mixed use/other.......    21.2       --        --        8.1         --       29.3
                           ------   ------    ------     ------      -----     ------
   Total.................  $168.2   $167.4    $305.1     $132.3      $18.8     $791.8
                           ======   ======    ======     ======      =====     ======
% of total...............    21.3%    21.1%     38.5%      16.7%       2.4%     100.0%
                           ======   ======    ======     ======      =====     ======
Weighted-average debt
  service coverage ratio
  (2)....................    2.14     1.77      1.61       1.18       0.97       1.67
                           ======   ======    ======     ======      =====     ======

--------
(1)Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
(2)Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table sets forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31, 2010:

                                               DEBT SERVICE COVERAGE RATIO -- FIXED RATE (1)
                                    -------------------------------------------------------------------
                                                                                        GREATER
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00  TOTAL
---------------------               -------------- ----------- ----------- ----------- --------- ------
PROPERTY TYPE:
   Retail..........................     $14.9         $25.0      $101.2      $ 67.5     $ 65.9   $274.5
   Industrial......................      20.8          19.3        44.0       114.0       40.5    238.6
   Office..........................      19.9          33.3        45.8        54.5       29.6    183.1
   Apartments......................        --           9.9        15.9        27.3       13.2     66.3
   Mixed use/other.................        --            --         8.1         4.4       16.8     29.3
                                        -----         -----      ------      ------     ------   ------
   Total...........................     $55.6         $87.5      $215.0      $267.7     $166.0   $791.8
                                        =====         =====      ======      ======     ======   ======
% of total.........................       7.0%         11.0%       27.2%       33.8%      21.0%   100.0%
                                        =====         =====      ======      ======     ======   ======
Weighted-average loan-to-value (2).      83.9%         65.4%       70.3%       60.8%      47.4%    62.7%
                                        =====         =====      ======      ======     ======   ======

--------
(1)Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
(2)Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   There were no floating rate commercial mortgage loans as of December 31, 2010.

  (F) OTHER INVESTED ASSETS

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                          2010            2009
                                     --------------  --------------
                                     CARRYING % OF   CARRYING % OF
(AMOUNTS IN MILLIONS)                 VALUE   TOTAL   VALUE   TOTAL
---------------------                -------- -----  -------- -----
Trading securities..................  $110.5   42.8%  $ 17.3   13.7%
Securities lending collateral.......    66.1   25.6     51.0   40.3
Derivatives.........................    52.8   20.4     44.4   35.0
Derivatives counterparty collateral.    28.7   11.1     13.6   10.7
Other investments...................     0.3    0.1      0.4    0.3
                                      ------  -----   ------  -----
   Total other invested assets......  $258.4  100.0%  $126.7  100.0%
                                      ======  =====   ======  =====

  (G) RESTRICTED OTHER INVESTED ASSETS RELATED TO VARIABLE INTEREST ENTITIES

   Our consolidated VIEs hold certain investments that are recorded as restricted other invested assets related to VIEs. The consolidated VIEs hold certain investments as trading securities whereby the changes in fair value are recorded in current period income (loss). The trading securities are comprised of asset-backed securities, including highly rated bonds that are primarily backed by credit card receivables. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


  (3) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibition on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include cash flow hedges.

   The following table sets forth our positions in derivative instruments as of December 31:

                                  DERIVATIVE ASSETS           DERIVATIVE LIABILITIES
                           ------------------------------  -----------------------------
                               BALANCE        FAIR VALUE      BALANCE        FAIR VALUE
                                SHEET        ------------      SHEET        ------------
(AMOUNTS IN MILLIONS)       CLASSIFICATION    2010   2009  CLASSIFICATION    2010  2009
---------------------      --------------    -----  -----  --------------   ------ -----
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
                            Other invested                       Other
   Interest rate swaps....      assets       $49.8  $31.9     liabilities   $ 15.8 $17.4
   Inflation indexed        Other invested                       Other
     swaps................      assets          --     --     liabilities      2.1   1.5
                                             -----  -----                   ------ -----
   Total cash flow hedges.                    49.8   31.9                     17.9  18.9
                                             -----  -----                   ------ -----
   Total derivatives
     designated as hedges.                    49.8   31.9                     17.9  18.9
                                             -----  -----                   ------ -----
DERIVATIVES NOT
DESIGNATED AS HEDGES
                            Other invested                       Other
   Interest rate swaps....      assets          --    3.8     liabilities      1.0   3.1
   Interest rate            Other invested                       Other
     swaptions............      assets         0.1     --     liabilities       --    --
                            Other invested                       Other
   Credit default swaps...      assets         0.8    1.9     liabilities      0.4    --
                              Restricted
   Credit default swaps     other invested                       Other
     related to VIEs (1)..      assets          --     --     liabilities    128.6    --
                            Other invested                       Other
   Equity index options...      assets         2.1    6.8     liabilities       --    --
                            Other invested                       Other
   Financial futures......      assets          --     --     liabilities       --    --
                                                             Policyholder
   GMWB embedded              Reinsurance                       account
     derivatives..........  recoverable (2)   (0.9)  (0.9)   balances (3)     13.1  19.0
                                             -----  -----                   ------ -----
   Total derivatives not
     designated as hedges.                     2.1   11.6                    143.1  22.1
                                             -----  -----                   ------ -----
   Total derivatives......                   $51.9  $43.5                   $161.0 $41.0
                                             =====  =====                   ====== =====

--------
(1)See note 13 for additional information related to consolidated VIEs.
(2)Represents the embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                   MATURITIES/
(NOTIONAL IN MILLIONS)     MEASUREMENT DECEMBER 31, 2009 ADDITIONS TERMINATIONS DECEMBER 31, 2010
----------------------     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED
AS HEDGES
Cash flow hedges:
   Interest rate swaps....  Notional       $1,194.1      $     --   $   (12.0)      $1,182.1
   Inflation indexed
     swaps................  Notional           50.0           6.6        (0.6)          56.0
                                           --------      --------   ---------       --------
   Total cash flow hedges.                  1,244.1           6.6       (12.6)       1,238.1
                                           --------      --------   ---------       --------
   Total derivatives
     designated as hedges.                  1,244.1           6.6       (12.6)       1,238.1
                                           --------      --------   ---------       --------
DERIVATIVES NOT
DESIGNATED AS HEDGES
Interest rate swaps.......  Notional          175.0         250.0      (275.0)         150.0
Credit default swaps......  Notional           83.0            --          --           83.0
Credit default swaps
  related to VIEs (1).....  Notional             --         322.1        (5.5)         316.6
Equity index options......  Notional           70.1          27.1       (39.5)          57.7
Interest rate swaptions...  Notional             --         200.0          --          200.0
Financial futures.........  Notional        1,518.3       2,247.6    (3,570.9)         195.0
                                           --------      --------   ---------       --------
   Total derivatives not
     designated as hedges.                  1,846.4       3,046.8    (3,890.9)       1,002.3
                                           --------      --------   ---------       --------
   Total derivatives......                 $3,090.5      $3,053.4   $(3,903.5)      $2,240.4
                                           ========      ========   =========       ========

--------
(1)See note 13 for additional information related to consolidated VIEs.

(NUMBER OF POLICIES)      MEASUREMENT DECEMBER 31, 2009 ADDITIONS TERMINATIONS DECEMBER 31, 2010
--------------------      ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT
DESIGNATED AS HEDGES
GMWB embedded derivatives  Policies         5,724          608        (152)          6,180

   CASH FLOW HEDGES

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed-rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........       $21.0             $0.4                 income                  $0.5
                                -----             ----                                         ----
   Total.................       $21.0             $0.4                                         $0.5
                                =====             ====                                         ====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps           Net investment
  hedging assets.........     gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2009:

                                               GAIN (LOSS)
                                            RECLASSIFIED INTO  CLASSIFICATION OF GAIN       GAIN (LOSS)
                             GAIN (LOSS)       NET INCOME     (LOSS) RECLASSIFIED INTO     RECOGNIZED IN
(AMOUNTS IN MILLIONS)     RECOGNIZED IN OCI  (LOSS) FROM OCI     NET INCOME (LOSS)     NET INCOME (LOSS) (1)
---------------------     ----------------- ----------------- ------------------------ ---------------------
Interest rate swaps                                                Net investment
  hedging assets.........      $(152.0)           $0.3                 income                  $(7.2)
                               -------            ----                                         -----
   Total.................      $(152.0)           $0.3                                         $(7.2)
                               =======            ====                                         =====

                          CLASSIFICATION OF GAIN
                           (LOSS) RECOGNIZED IN
(AMOUNTS IN MILLIONS)       NET INCOME (LOSS)
---------------------     ----------------------
Interest rate swaps           Net investment
  hedging assets.........     gains (losses)

   Total.................

--------
(1)Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The ineffectiveness related to our cash flow hedges for the year ended December 31, 2008 was $9.2 million and there were no amounts excluded from the measure of effectiveness.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)      2010   2009    2008
---------------------     -----  ------  ------
Derivatives qualifying
  as effective
  accounting hedges as
  of January 1........... $34.7  $132.6  $ 13.6
Current period increases
  (decreases) in fair
  value, net of deferred
  taxes of $(8.0), $54.3
  and $(65.4)............  13.0   (97.7)  119.0
Reclassification to net
  (income) loss, net of
  deferred taxes of
  $0.2, $0.1, $0.0.......  (0.2)   (0.2)     --
                          -----  ------  ------
Derivatives qualifying
  as effective
  accounting hedges as
  of December 31......... $47.5  $ 34.7  $132.6
                          =====  ======  ======

   The total of derivatives designated as cash flow hedges of $47.5 million, net of taxes, recorded in stockholders' equity as of December 31, 2010 is expected to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. Of this amount, $0.5 million, net of taxes, is expected to be reclassified to net income (loss) in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2036. No amounts were reclassified to net income (loss) during the years ended December 31, 2010 and 2009 in connection with forecasted transactions that were no longer considered probable of occurring. During 2008, we terminated a large portion of our forward starting interest rate swaps, which were designated as cash flow hedges, related to our long-term care insurance business to reduce our counterparty credit exposure and increase

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

liquidity. The respective balance in OCI related to these derivatives will be reclassified into net income (loss) when the forecasted transactions affect net income (loss), as the forecasted transactions are still probable of occurring.

   DERIVATIVES NOT DESIGNATED AS HEDGES

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and replicate characteristics of investments with similar terms and credit risk; (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

   We also have derivatives related to VIEs where we were required to consolidate the related VIE as a result of our involvement in the structure. The counterparties for these derivatives only have recourse to the VIE. Credit default swaps are utilized in certain VIEs to enhance the yield payable on the borrowings issued by the VIE and also include a settlement feature that allows the VIE to provide the par value of assets in the VIE for the amount of any losses incurred under the credit default swap. See note 13 for additional information related to consolidated VIEs.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2010   2009    2008             IN NET INCOME (LOSS)
---------------------                    -----  ------  ------  ----------------------------------------
Interest rate swaps..................... $13.0  $(29.3) $ 37.1  Net investment gains (losses)
Interest rate swaptions.................  (3.9)     --      --  Net investment gains (losses)
Credit default swaps....................  (0.4)    6.5    (3.2) Net investment gains (losses)
Credit default swaps related to
  VIEs (1)..............................  (8.6)     --      --  Net investment gains (losses)
Equity index options....................  (6.2)  (19.7)   31.9  Net investment gains (losses)
Financial futures.......................  (9.8)  (32.9)   10.4  Net investment gains (losses)
GMWB embedded derivatives...............   8.4    74.7   (85.6) Net investment gains (losses)
                                         -----  ------  ------
   Total derivatives not designated as
     hedges............................. $(7.5) $ (0.7) $ (9.4)
                                         =====  ======  ======

--------
(1)See note 13 for additional information related to consolidated VIEs.

   DERIVATIVE COUNTERPARTY CREDIT RISK

   As of December 31, 2010 and 2009, net fair value assets by counterparty totaled $49.9 million and $40.0 million, respectively. As of December 31, 2010 and 2009, net fair value liabilities by counterparty totaled $145.1 million and $17.7 million, respectively. As of December 31, 2010 and 2009, we retained collateral of $28.7 million and $13.6 million, respectively. Related to these agreements, there was $1.1 million of over collateralization in 2010 and no over collateralization in 2009 from certain counterparties. As of December 31, 2010, we posted $19.4 million of collateral to derivative counterparties, including over collateralization of $3.6 million. As of December 31, 2009, we posted $23.1 million of collateral to derivative counterparties, including over collateralization of $5.7 million. For derivatives related to VIEs, there are no arrangements that require either party to provide collateral and the recourse of the derivative counterparty is typically limited to the assets held by the VIE and there is no recourse to any entity other than the VIE.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Except for derivatives related to VIEs, all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2010 and 2009, we could have been allowed to claim up to $22.3 million and $26.4 million, respectively, from counterparties and required to disburse up to $0.7 million and $0.3 million, respectively. This represents the net fair value of gains and losses by counterparty, less available collateral held, and did not include any fair value gains or losses for derivatives related to VIEs.

   CREDIT DERIVATIVES -- SELL PROTECTION

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

   In addition to the credit derivatives discussed above, we also have credit derivative instruments related to VIEs that we were required to consolidate in 2010. These derivatives represent a customized index of reference entities with specified attachment points for certain derivatives. The credit default triggers are similar to those described above. In the event of default, the VIE will provide the counterparty with the par value of assets held in the VIE for the amount of incurred loss on the credit default swap. The maximum exposure to loss for the VIE is the notional value of the derivatives. Certain losses on these credit default swaps would be absorbed by the third-party noteholders of the VIE and the remaining losses on the credit default swaps would be absorbed by our portion of the notes issued by the VIE. See note 13 for information on the third-party borrowings related to consolidated VIEs.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2010                        2009
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..  $ 5.0    $0.1      $--      $  --    $ --      $--
A
   Matures after one year through five years..    5.0     0.2       --        5.0     0.2       --
BBB
   Matures after one year through five years..   25.0     0.6       --       30.0     0.7       --
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $35.0    $0.9      $--      $35.0    $0.9      $--
                                                =====    ====      ===      =====    ====      ===

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

                                                            2010                        2009
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Original index tranche attachment/detachment
  point and maturity:
   12% -- 22% matures after five years through
     ten years (1)..............................  $ 48.0   $--     $  0.4     $48.0    $1.0      $--
   Total credit default swap index tranches.....    48.0    --        0.4      48.0     1.0       --
Customized credit default swap index tranches
  related to VIEs:
   Portion backing third-party borrowings
     maturing 2017 (2)..........................    16.5    --        8.1        --      --       --
   Portion backing our interest maturing 2017
     (3)........................................   300.0    --      120.5        --      --       --
                                                  ------   ---     ------     -----    ----      ---
   Total customized credit default swap index
     tranches related to VIEs...................   316.5    --      128.6        --      --       --
                                                  ------   ---     ------     -----    ----      ---
   Total credit default swaps on index
     tranches...................................  $364.5   $--     $129.0     $48.0    $1.0      $--
                                                  ======   ===     ======     =====    ====      ===

--------
(1)The current attachment/detachment as of December 31, 2010 and 2009 was 12.0% -- 22.0%.
(2)Original notional value was $39 million.
(3)Original notional value was $300 million.

   The following table sets forth our holding of available-for-sale fixed maturity securities that include embedded credit derivatives and the fair values as of December 31:

                                                         2010                      2009
                                               ------------------------ --------------------------
                                                PAR   AMORTIZED   FAIR   PAR    AMORTIZED   FAIR
(AMOUNTS IN MILLIONS)                          VALUE COST OR COST VALUE VALUE  COST OR COST VALUE
---------------------                          ----- ------------ ----- ------ ------------ ------
Credit rating:
AA
   Matures after five years through ten
     years (1)................................  $--      $--       $--  $100.0    $100.0    $ 95.8
BBB
   Matures after five years through ten
     years (2)................................   --       --        --   100.0     100.0      75.8
BB
   Matures after five years through ten
     years (2)................................   --       --        --   200.0     227.7     148.2
                                                ---      ---       ---  ------    ------    ------
   Total available-for-sale fixed maturity
     securities that include embedded credit
     derivatives..............................  $--      $--       $--  $400.0    $427.7    $319.8
                                                ===      ===       ===  ======    ======    ======

--------
(1)The amounts in 2009 related to securities that were reclassified to the trading category on July 1, 2010 as a result of adopting new accounting guidance related to embedded credit derivatives.
(2)The amounts in 2009 related to certain VIEs that were consolidated on January 1, 2010. See note 13 for additional information related to consolidated VIEs.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


(4)DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)     2010 (1) 2009 (2)  2008
---------------------     -------- -------- ------
Unamortized balance as
  of January 1...........  $492.0   $497.8  $435.8
   Costs deferred........    38.4     32.8    93.6
   Amortization, net of
     interest accretion..   (47.6)   (32.8)  (31.6)
   Cumulative effect
     adjustment..........     0.4     (5.8)     --
                           ------   ------  ------
Unamortized balance as
  of December 31.........   483.2    492.0   497.8
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............   (64.2)    10.9   110.6
                           ------   ------  ------
Balance as of December 31  $419.0   $502.9  $608.4
                           ======   ======  ======

--------
(1)On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $0.6 million on DAC.
(2)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $1.9 million on DAC.

   We regularly review DAC to determine if it is recoverable from future income. In 2010, loss recognition testing of our life insurance business resulted in an increase in amortization of DAC of $15.4 million due to higher lapses on our term life insurance policies as they go through their post level rate period. As of December 31, 2010, we believe all of our other businesses have sufficient future income where the related DAC is recoverable. In 2009 and 2008, loss recognition testing of our fee-based products in our retirement income business resulted in an increase in amortization of DAC of $4.8 million and $9.9 million, respectively, reflecting unfavorable equity market performance.

(5)INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                     2010                        2009
                          --------------------------  --------------------------
                          GROSS CARRYING ACCUMULATED  GROSS CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)         AMOUNT     AMORTIZATION     AMOUNT     AMORTIZATION
---------------------     -------------- ------------ -------------- ------------
PVFP.....................     $114.1        $(91.4)       $129.9        $(89.2)
Deferred sales
  inducements to
  contractholders........       26.5          (8.4)         37.1          (3.8)
                              ------        ------        ------        ------
   Total.................     $140.6        $(99.8)       $167.0        $(93.0)
                              ======        ======        ======        ======

   Amortization expense related to PVFP for the years ended December 31, 2010, 2009 and 2008 was $2.2 million, $(9.6) million and $3.5 million, respectively. Amortization expense related to deferred sales inducements of $4.6 million, $0.4 million and $(0.9) million, respectively, for the years ended December 31, 2010, 2009 and 2008 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


  (A) PRESENT VALUE OF FUTURE PROFITS

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)      2010  2009 (1)  2008
---------------------     -----  -------- -----
Unamortized balance as
  of January 1........... $31.2   $23.2   $26.7
   Interest accreted at
     4.7%, 4.9% and 4.9%.   1.4     1.3     1.2
   Amortization..........  (3.6)    8.3    (4.7)
   Cumulative effect
     adjustment..........    --    (1.6)     --
                          -----   -----   -----
Unamortized balance as
  of December 31.........  29.0    31.2    23.2
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  (6.3)    9.5    28.2
                          -----   -----   -----
Balance as of December 31 $22.7   $40.7   $51.4
                          =====   =====   =====

--------
(1)On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.2 million on PVFP.

   The percentage of the December 31, 2010 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2011. 11.3%
                                  2012. 10.1%
                                  2013.  9.3%
                                  2014.  7.6%
                                  2015.  7.0%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (B) GOODWILL

   The following is a summary of our goodwill balance by segment as of the dates indicated:

                                          RETIREMENT
                                          INCOME AND
        (AMOUNTS IN MILLIONS)             INVESTMENTS PROTECTION  TOTAL
        ---------------------             ----------- ---------- ------
        Balance as of December 31, 2008:
        Gross goodwill...................   $ 25.3      $49.1    $ 74.4
        Accumulated impairment losses....    (25.3)        --     (25.3)
                                            ------      -----    ------
        Goodwill.........................       --       49.1      49.1
                                            ------      -----    ------
        Balance as of December 31, 2009:
        Gross goodwill...................     25.3       49.1      74.4
        Accumulated impairment losses....    (25.3)        --     (25.3)
                                            ------      -----    ------
        Goodwill.........................       --       49.1      49.1
                                            ------      -----    ------
        Balance as of December 31, 2010:
        Gross goodwill...................     25.3       49.1      74.4
        Accumulated impairment losses....    (25.3)        --     (25.3)
                                            ------      -----    ------
        Goodwill.........................   $   --      $49.1    $ 49.1
                                            ======      =====    ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   GOODWILL IMPAIRMENT LOSSES

   There were no goodwill impairment charges recorded in 2010 and 2009. However, continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

   During 2008, as a result of our annual goodwill impairment analysis, we recorded a goodwill impairment related to our retirement income reporting unit of $25.3 million, as discussed further below.

   Key considerations related to impairments recorded during 2008 for our retirement income reporting unit were equity market conditions and industry growth. As a result of declining equity market conditions, expected near term industry growth and our refined sales strategy, the fair value determined using a discounted cash flow model decreased and resulted in an impairment of the goodwill balance of $25.3 million in the fourth quarter of 2008.

(6) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2010, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions, in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $185.2 million and $197.1 million as of December 31, 2010 and 2009, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $691.8 million and $700.0 million as of December 31, 2010 and 2009, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $982.3 million and $894.3 million as of December 31, 2010 and 2009, respectively. As of December 31, 2010 and 2009, we had $90.8 million and $98.1 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.6 million and $2.4 million for the years ended December 31, 2010 and 2009, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities of $1,260.4 million and $1,175.5 million, respectively, as of December 31, 2010 and 2009 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net domestic life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)        2010        2009        2008
---------------------     ----------  ----------  ----------
Direct life insurance
  in-force............... $ 29,431.2  $ 28,375.8  $ 28,592.7
Amounts assumed from
  other companies........       47.6        54.7        61.5
Amounts ceded to other
  companies (1)..........  (22,166.2)  (21,782.2)  (21,786.4)
                          ----------  ----------  ----------
Net life insurance
  in-force............... $  7,312.6  $  6,648.3  $  6,867.8
                          ==========  ==========  ==========
Percentage of amount
  assumed to net.........        0.7%        0.8%        0.9%
                          ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                   WRITTEN                     EARNED
-                         -------------------------  -------------------------
(AMOUNTS IN MILLIONS)       2010     2009     2008     2010     2009     2008
---------------------     -------  -------  -------  -------  -------  -------
Direct................... $ 233.5  $ 227.6  $ 252.3  $ 231.0  $ 227.2  $ 250.3
Assumed..................    70.6     72.9     76.8     71.8     72.1     77.3
Ceded....................  (119.7)  (121.1)  (116.3)  (120.6)  (120.0)  (116.9)
                          -------  -------  -------  -------  -------  -------
Net premiums............. $ 184.4  $ 179.4  $ 212.8  $ 182.2  $ 179.3  $ 210.7
                          =======  =======  =======  =======  =======  =======
Percentage of amount
  assumed to net.........                               39.4%    40.2%    36.7%
                                                     =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $239.7 million, $203.2 million and $249.8 million during 2010, 2009 and 2008, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


(7)INSURANCE RESERVES

   FUTURE POLICY BENEFITS

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2010     2009
---------------------                            ---------- ------------- -------- --------
Long-term care insurance contracts..............    (a)      5.0% - 7.5%  $1,581.6 $1,449.1
Structured settlements with life contingencies..    (b)      2.0% - 8.5%     583.6    580.0
Annuity contracts with life contingencies.......    (b)      2.0% - 8.5%     291.8    287.0
Traditional life insurance contracts............    (c)      2.5% - 7.5%      69.1     65.4
Supplementary contracts with life contingencies.    (b)      2.0% - 8.5%      48.0     43.8
Accident and health insurance contracts.........    (d)         3.5%           0.1      0.1
                                                                          -------- --------
   Total future policy benefits.................                          $2,574.2 $2,425.4
                                                                          ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 Commissioner's Standard Ordinary Tables.

   Assumptions as to persistency are based on the Company's experience.

   POLICYHOLDER ACCOUNT BALANCES

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(AMOUNTS IN MILLIONS)                                 2010     2009
---------------------                               -------- --------
Annuity contracts.................................. $3,077.4 $3,265.3
FABNs..............................................    400.1    400.1
Structured settlements without life contingencies..    243.0    253.9
Supplementary contracts without life contingencies.     67.5     68.7
                                                    -------- --------
   Total investment contracts......................  3,788.0  3,988.0
Universal life insurance contracts.................    253.8    248.9
                                                    -------- --------
   Total policyholder account balances............. $4,041.8 $4,236.9
                                                    ======== ========

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   As of December 31, 2010 and 2009, our liability associated with certain nontraditional long-duration contracts was approximately $937.6 million and $841.3 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                      2010   2009
----------------------------                                                     ------ ------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value............... $249.6 $213.9
   Net amount at risk........................................................... $  3.3 $ 11.1
   Average attained age of contractholders......................................     69     69

   Enhanced death benefits (step-up, roll-up, payment protection) account value. $569.9 $527.9
   Net amount at risk........................................................... $ 22.4 $ 59.8
   Average attained age of contractholders......................................     67     67

Account values with living benefit guarantees:
   GMWBs........................................................................ $543.5 $705.6
   Guaranteed annuitization benefits............................................ $ 56.4 $ 53.1

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $0.1 million as of December 31, 2010 and 2009.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2010 and 2009, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $78.4 million and $88.2 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(AMOUNTS IN MILLIONS)   2010   2009
---------------------  ------ ------
 Balanced funds....... $363.7 $355.1
 Equity funds.........  132.5  210.6
 Bond funds...........   93.4  145.9
 Money market funds...    4.4   24.0
 Other................    5.9   23.1
                       ------ ------
    Total............. $599.9 $758.7
                       ====== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


(8)LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(AMOUNTS IN MILLIONS)        2010     2009     2008
---------------------      -------  -------  -------
Balance as of January 1... $ 368.0  $ 318.7  $ 255.8
Less reinsurance
  recoverables............  (217.2)  (193.2)  (154.5)
                           -------  -------  -------
   Net balance as of
     January 1............   150.8    125.5    101.3
                           -------  -------  -------
Incurred related to
  insured events of:
   Current year...........    80.0     66.2     58.8
   Prior years............    22.9     28.3     15.8
                           -------  -------  -------
       Total incurred.....   102.9     94.5     74.6
                           -------  -------  -------
Paid related to insured
  events of:
   Current year...........   (34.3)   (24.7)   (17.5)
   Prior years............   (48.6)   (44.5)   (32.9)
                           -------  -------  -------
       Total paid.........   (82.9)   (69.2)   (50.4)
                           -------  -------  -------
   Net balance as of
     December 31..........   170.8    150.8    125.5
                           -------  -------  -------
Add reinsurance
  recoverables............   272.9    217.2    193.2
                           -------  -------  -------
Balance as of December 31. $ 443.7  $ 368.0  $ 318.7
                           =======  =======  =======

   As described in note 1, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in mortality, morbidity and medical costs.

   For 2010, the increase in the ending liability for policy and contract claims was primarily related to our long-term care business as a result of an increase in the amount and duration of claims as compared to the prior year.

   During 2010, 2009 and 2008, we strengthened reserves by $22.9 million, $28.3 million and $15.8 million, respectively, as a result of changes in estimates related to prior year incurred events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2010, we increased claim reserves related to our long-term care insurance business by $12.4 million from $357.3 million as of December 31, 2009. In the current stressed economic environment, we have experienced an increase in severity and duration of claims associated with observed loss development along with refinements to our estimated claim reserves all of which contributed to the reserve increase.

   In 2009, we strengthened claims reserves related to our long-term care insurance business by $21.1 million from $304.5 million as of December 31, 2008. In 2008, we strengthened claims reserves related to our long-term care insurance business by $13.4 million from $245.2 million as of December 31, 2007. Consistent with our reserving methodology, the strengthening includes a reclassification from future policy benefit reserves, which includes a provision for expected claims from policy inception. This provision is reclassified to claim reserves upon commencement of actual claim activity. Additionally, the strengthening includes refinements to our estimated claims reserves for timing, amount and duration of claims associated with observed loss development. For our other businesses, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liability.

(9)RELATED PARTY TRANSACTIONS

We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $45.1 million, $42.1 million and $61.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with Genworth North America Corporation ("GNA"), the parent company of GLIC. We have a revolving credit line with GNA. There was $0.3 million and $0.1 million of interest expense incurred under this agreement for December 31, 2010 and 2009, respectively. There was no interest expense incurred under this agreement for the year ended 2008. During 2009, we borrowed and then repaid $86.0 million to GNA and as of December 31, 2010 and 2009, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2010, we did not record any gains in additional paid-in capital related to the sale of securities to affiliates. For the years ended December 31, 2009 and 2008, $25.9 million and $0.7 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates.

(10)INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)         2010   2009   2008
---------------------         ----- -----  ------
Current federal income
  taxes...................... $16.4 $(9.4) $ (9.6)
Deferred federal income
  taxes......................  11.7  14.6   (36.4)
                              ----- -----  ------
   Total federal income
     taxes...................  28.1   5.2   (46.0)
                              ----- -----  ------
Current state income
  taxes......................   0.6  (0.2)    0.4
Deferred state income
  taxes......................   1.5   0.2    (1.3)
                              ----- -----  ------
       Total state
         income taxes........   2.1    --    (0.9)
                              ----- -----  ------
       Total provision
         (benefit) for
         income taxes........ $30.2 $ 5.2  $(46.9)
                              ===== =====  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                          2010  2009  2008
                          ----  ----  ----
Statutory U.S. federal
  income tax rate........ 35.0% 35.0% 35.0%
Increase (reduction) in
  rate resulting from:
   State income tax, net
     of federal income
     tax effect..........  1.6  (0.1)  0.4
   Non-deductible
     goodwill............   --    --  (5.7)
   Dividends received
     deductions.......... (0.9) (3.5)  0.2
   Tax benefits related
     to separation from
     former parent....... (0.8)   --    --
   Interest on uncertain
     tax positions....... (0.4)   --    --
   Other, net............ (0.2) (2.5)  0.2
                          ----  ----  ----
Effective rate........... 34.3% 28.9% 30.1%
                          ====  ====  ====

   In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, their former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $0.7 million of previously uncertain tax benefits related to the separation.

   The components of the net deferred income tax liability were as follows as of December 31:

(AMOUNTS IN MILLIONS)          2010   2009
---------------------         ------ ------
Assets:
   Net unrealized losses
     on investment
     securities.............. $   -- $ 44.7
   Investments...............  109.5   34.8
   Net operating loss
     carryforwards...........    7.6   22.6
   Accrued commission
     and general expenses....    2.9    2.7
   Insurance reserves........     --   12.3
   Other.....................   15.7    0.5
                              ------ ------
       Total deferred
         income tax
         assets..............  135.7  117.6
                              ------ ------
Liabilities:
   Net unrealized gains
     on investment
     securities..............   30.1     --
   Net unrealized gains
     on derivatives..........   26.2   18.4
   Insurance reserves........   38.7     --
   PVFP......................   20.4   22.3
   DAC.......................  127.3  130.5
   Other.....................    5.6   19.4
                              ------ ------
       Total deferred
         income tax
         liabilities.........  248.3  190.6
                              ------ ------
       Net deferred
         income tax
         liability........... $112.6 $ 73.0
                              ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $21.7 million as of December 31, 2010, and if unused, will expire beginning in 2025.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   We paid federal and state taxes of $18.0 million for the year ended December 31, 2010. We received refunds of federal and state taxes of $0.4 million and $0.8 million for the years ended December 31, 2009 and 2008, respectively.

   As of December 31, 2010, our current federal income tax receivable was $16.5 million and our current state income tax payable was $1.2 million. As of December 31, 2009, our current federal and state income tax receivable was $14.2 million.

   A reconciliation of the amount of unrecognized tax benefits was as follows as of December 31:

               (AMOUNTS IN MILLIONS)                        2010
               ---------------------                        ----
               Balance as of January 1..................... $ --
               Tax positions related to the current period.  2.4
               Tax positions related to the prior years:
                  Gross additions..........................  6.4
                                                            ----
               Balance as of December 31................... $8.8
                                                            ====

   The total amount of unrecognized tax benefits was $8.8 million at December 31, 2010, none of which would affect the effective rate on operations. For the years ended December 31, 2009 and 2008, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. We accrued a benefit of approximately $0.5 million of interest as of December 31, 2010.
The consolidated balance sheet as of December 31, 2009 included no amounts for interest or penalties related to unrecognized tax benefits. No interest expense was recognized as a component of income tax expense in 2009 and 2008.

   The Company files U.S. Federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the Company is no longer subject to U.S. Federal income tax examinations for years prior to 2000 and 2005 through 2006. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. The Internal Revenue Service ("IRS") is currently reviewing the U.S. income tax returns for the 2007 and 2008 tax years. The Company was included in filing consolidated returns with its former parent, General Electric Company ("GE"), in 2003 and 2004 before the IPO, which included the pre-IPO related transactions. The IRS has completed its examination of these GE consolidated returns and the appropriate adjustments under the Tax Matters Agreement ("TMA") and other tax sharing arrangements with GE, are still in process. Certain issues from the 2000 through 2004 audit cycle are agreed upon and are in the process of being finalized with the IRS appeals division.

(11)COMMITMENTS AND CONTINGENCIES

  LITIGATION

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   On July 30, 2010, Genworth received a subpoena from the office of the New York Attorney General, relating to an industry-wide investigation of the use of retained asset accounts as a settlement option for life insurance death benefit

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

payments. When a retained asset account is established for a beneficiary, we retain the death benefit proceeds in its general account and pay interest on those proceeds. Beneficiaries can withdraw all of the funds or a portion of the funds held in the account at any time. In addition to the subpoena, Genworth has been contacted by state insurance regulators regarding retained asset accounts. Genworth has responded to the New York Attorney General subpoena and state insurance regulator information requests, and will cooperate with respect to any follow-up requests or inquiries.

(12)FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

   The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                       2010                         2009
                           ---------------------------- ----------------------------
                           NOTIONAL CARRYING            NOTIONAL CARRYING
(AMOUNTS IN MILLIONS)       AMOUNT   AMOUNT  FAIR VALUE  AMOUNT   AMOUNT  FAIR VALUE
---------------------      -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage
     loans................     $(1) $  785.4  $  820.0      $(1) $  798.4  $  776.7
   Other invested assets..      (1)      0.3       0.3       (1)      0.8       0.8
Liabilities:
   Investment contracts...      (1)  3,788.0   3,861.9       (1)  3,988.0   3,957.9
Other firm commitments:
   Commitments to fund
     limited partnerships.    --          --        --    4.1          --        --

--------
(1)These financial instruments do not have notional amounts.

   RECURRING FAIR VALUE MEASUREMENTS

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   FIXED MATURITY, EQUITY AND TRADING SECURITIES

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by third-party pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received and determine the appropriate fair value.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quote valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we discuss the valuation methodology utilized by the third party but cannot typically obtain sufficient evidence to determine the valuation does not include significant unobservable inputs. Accordingly, we typically classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table summarizes the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31, 2010:

(AMOUNTS IN MILLIONS)               TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------              -------- ------- -------- -------
U.S. government,
  agencies and
  government-sponsored
  enterprises:
   Pricing services............... $  210.0   $--   $  210.0 $   --
   Internal models................      5.4    --        1.9    3.5
                                   --------   ---   -------- ------
       Total U.S.
         government,
         agencies and
         government-sponsored
         enterprises..............    215.4    --      211.9    3.5
                                   --------   ---   -------- ------
Government -- non-U.S.:
   Pricing services...............     61.3    --       61.3     --
   Internal models................      8.5    --        8.5     --
                                   --------   ---   -------- ------
       Total government
         -- non-U.S...............     69.8    --       69.8     --
                                   --------   ---   -------- ------
U.S. corporate:
   Pricing services...............  2,312.8    --    2,312.8     --
   Broker quotes..................      8.2    --         --    8.2
   Internal models................    280.6    --      204.3   76.3
                                   --------   ---   -------- ------
       Total U.S.
         corporate................  2,601.6    --    2,517.1   84.5
                                   --------   ---   -------- ------
Corporate -- non-U.S.:
   Pricing services...............    621.9    --      621.9     --
   Broker quotes..................     15.2    --         --   15.2
   Internal models................    320.0    --      290.6   29.4
                                   --------   ---   -------- ------
       Total
         corporate--non-U.S.......    957.1    --      912.5   44.6
                                   --------   ---   -------- ------
Residential
  mortgage-backed:
   Pricing services...............    472.8    --      472.8     --
   Broker quotes..................      5.1    --         --    5.1
   Internal models................      6.5    --         --    6.5
                                   --------   ---   -------- ------
       Total residential
         mortgage-backed..........    484.4    --      472.8   11.6
                                   --------   ---   -------- ------
Commercial
  mortgage-backed:
   Pricing services...............    533.0    --      533.0     --
   Broker quotes..................      3.9    --         --    3.9
   Internal models................      3.8    --         --    3.8
                                   --------   ---   -------- ------
       Total commercial
         mortgage-backed..........    540.7    --      533.0    7.7
                                   --------   ---   -------- ------
Other asset-backed:
   Pricing services...............    169.6    --      169.6     --
   Broker quotes..................      4.2    --         --    4.2
   Internal models................      1.2    --        1.2     --
                                   --------   ---   -------- ------
       Total other
         asset-backed.............    175.0    --      170.8    4.2
                                   --------   ---   -------- ------
       Total fixed
         maturity
         securities............... $5,044.0   $--   $4,887.9 $156.1
                                   ========   ===   ======== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table summarizes the primary sources considered when determining fair value of equity securities as of December 31, 2010:

(AMOUNTS IN MILLIONS)     TOTAL LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ----- ------- ------- -------
Pricing services......... $0.9    $--    $0.8    $0.1
                          ----    ---    ----    ----
   Total equity
     securities.......... $0.9    $--    $0.8    $0.1
                          ====    ===    ====    ====

   The following table summarizes the primary sources considered when determining fair value of trading securities as of December 31, 2010:

(AMOUNTS IN MILLIONS)     TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------     ------ ------- ------- -------
Pricing services......... $  2.4   $--    $2.4   $   --
Broker quotes............    8.8    --      --      8.8
Internal models..........   99.3    --      --     99.3
                          ------   ---    ----   ------
   Total trading
     securities.......... $110.5   $--    $2.4   $108.1
                          ======   ===    ====   ======

   Restricted other invested assets related to variable interest entities

   We have trading securities related to VIEs that are classified as restricted other invested assets and are carried at fair value. The trading securities represent asset-backed securities. The valuation for trading securities is determined using a market approach and/or an income approach depending on the availability of information. For certain highly rated asset-backed securities, there is observable market information for transactions of the same or similar instruments and is provided to us by a third-party pricing service and is classified as Level 2. For certain securities that are not actively traded, we determine fair value after considering third-party broker provided prices or discounted expected cash flows using current yields for similar securities and classify these valuations as Level 3.

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   In determining the fair value of derivatives, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to our derivative liabilities.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates and would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Inflation indexed swaps. The valuation of inflation indexed swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and consumer price index, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Interest rate swaptions. The valuation of interest rate swaptions is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, which is generally considered an observable input, forward interest rate volatility and time value component associated with the optionality in the derivative. As a result of the significant unobservable inputs associated with the forward interest rate volatility input, the derivative is classified as Level 3.

   Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3.

   Credit default swaps related to variable interest entities. Credit default swaps related to VIEs represent customized index tranche credit default swaps and are valued using a similar methodology as described above for index tranche credit default swaps. We determine fair value of these credit default swaps after considering both the valuation methodology described above as well as the valuation provided by the derivative counterparty. In addition to the valuation methodology and inputs described for index tranche credit default swaps, these customized credit default swaps contain a feature that permits the VIE to provide the par value of underlying assets in the VIE to settle any losses under the credit default swap. The valuation of this settlement feature is dependent upon the valuation of the underlying assets and the timing and amount of any expected loss on the credit default swap, which is considered a significant unobservable input. Accordingly, these customized index tranche credit default swaps related to VIEs are classified as Level 3.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent equity index volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Prior to the third quarter of 2010, the discount rate was based on the swap curve, which incorporated the non-performance risk of our GMWB liabilities. Beginning in 2009, the swap curve dropped below the U.S. Treasury curve at certain points on the longer end of the curve, and in 2010, the points below the U.S. Treasury curve expanded to several points beyond 10 years. For these points on the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

curve, we utilized the U.S. Treasury curve as our discount rate through the second quarter of 2010. Beginning in the third quarter of 2010, we revised our discount rate to reflect market credit spreads that represent an adjustment for the non-performance risk of the GMWB liabilities. The credit spreads included in our discount rate range from 60 to 80 basis points over the most relevant points on the U.S. Treasury curve. As of December 31, 2010, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $5.6 million. As of December 31, 2009, the impact of non-performance risk on our GMWB valuation was not material.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected near-term equity market volatility with more significance being placed on projected and recent historical data.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs. We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

   Borrowings related to variable interest entities

   We record certain borrowings related to VIEs at fair value. The fair value of these borrowings is determined using either a market approach or income approach, depending on the instrument and availability of market information. Given the unique characteristics of the VIEs that issued these borrowings as well as the lack of comparable instruments, we determine fair value considering the valuation of the underlying assets held by the VIEs and any derivatives, as well as any unique characteristics of the borrowings that may impact the valuation. After considering all relevant inputs, we determine fair value of the borrowings using the net valuation of the underlying assets and derivatives that are backing the borrowings. Accordingly, these instruments are classified as Level 3.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following tables set forth our assets and liabilities that are measured at fair value on a recurring basis as of December 31:

                                                        2010
                                         ----------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                    --------  -------- -------- -------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  215.4  $     -- $  211.9 $  3.5
          Government --
            non-U.S.....................     69.8        --     69.8     --
          U.S. corporate................  2,601.6        --  2,517.1   84.5
          Corporate --
            non-U.S.....................    957.1        --    912.5   44.6
          Residential
            mortgage-backed.............    484.4        --    472.8   11.6
          Commercial
            mortgage-backed.............    540.7        --    533.0    7.7
          Other
            asset-backed................    175.0        --    170.8    4.2
                                         --------  -------- -------- ------
          Total fixed
            maturity
            securities..................  5,044.0        --  4,887.9  156.1
                                         --------  -------- -------- ------
       Equity securities................      0.9        --      0.8    0.1
                                         --------  -------- -------- ------
       Other invested
         assets:
          Trading
            securities..................    110.5        --      2.4  108.1
          Derivative
            assets:                                      --
              Interest
                rate
                swaps...................     49.8        --     49.8     --
              Interest
                rate
                swaptions...............      0.1        --       --    0.1
              Credit
                default
                swaps...................      0.8        --      0.8     --
              Equity
                index
                options.................      2.1        --       --    2.1
                                         --------  -------- -------- ------
              Total
                derivative
                assets..................     52.8        --     50.6    2.2
                                         --------  -------- -------- ------
          Securities
            lending
            collateral..................     66.1        --     66.1     --
          Derivatives
            counterparty
            collateral..................     26.1        --     26.1     --
                                         --------  -------- -------- ------
          Total other
            invested
            assets......................    255.5        --    145.2  110.3
                                         --------  -------- -------- ------
   Restricted other
     invested assets
     related to VIEs....................    306.5        --    199.3  107.2
   Reinsurance
     recoverable (1)....................     (0.9)       --       --   (0.9)
   Separate account
     assets.............................  1,000.9   1,000.9       --     --
                                         --------  -------- -------- ------
          Total assets.................. $6,606.9  $1,000.9 $5,233.2 $372.8
                                         ========  ======== ======== ======
Liabilities
   Policyholder account
     balances (2)....................... $   13.1  $     -- $     -- $ 13.1
   Derivative
     liabilities:
       Interest rate
         swaps..........................     16.8        --     16.8     --
       Inflation indexed
         swaps..........................      2.1        --      2.1     --
       Credit default
         swaps..........................      0.4        --       --    0.4
       Credit default
         swaps related
         to VIEs........................    128.6        --       --  128.6
                                         --------  -------- -------- ------
       Total derivative
         liabilities....................    147.9        --     18.9  129.0
   Borrowings related to
     VIEs...............................      7.7        --       --    7.7
                                         --------  -------- -------- ------
          Total
            liabilities................. $  168.7  $     -- $   18.9 $149.8
                                         ========  ======== ======== ======

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

                                                         2009
                                         -----------------------------------
(AMOUNTS IN MILLIONS)                      TOTAL   LEVEL 1 LEVEL 2   LEVEL 3
---------------------                    --------  ------- -------- --------
Assets
   Investments:
       Fixed maturity
         securities:
          U.S.
            government,
            agencies and
            government-sponsored
            enterprises................. $  195.3  $   --  $  195.3 $     --
          Government --
            non-U.S.....................     73.5      --      73.5       --
          U.S. corporate................  2,355.1      --   2,280.6     74.5
          Corporate --
            non-U.S.....................    939.0      --     892.3     46.7
          Residential
            mortgage-backed.............    437.3      --     219.8    217.5
          Commercial
            mortgage-backed.............    534.5      --       1.9    532.6
          Other
            asset-backed................    508.4      --      86.8    421.6
                                         --------  ------  -------- --------
          Total fixed
            maturity
            securities..................  5,043.1      --   3,750.2  1,292.9
                                         --------  ------  -------- --------
       Equity securities................      1.3      --       1.3       --
                                         --------  ------  -------- --------
       Other invested
         assets:
          Trading
            securities..................     17.3      --       2.6     14.7
          Derivative
            assets:
              Interest
                rate
                swaps...................     35.7      --      35.7       --
              Credit
                default
                swaps...................      2.0      --       1.0      1.0
              Equity
                index
                options.................      6.7      --        --      6.7
                                         --------  ------  -------- --------
              Total
                derivative
                assets..................     44.4      --      36.7      7.7
                                         --------  ------  -------- --------
          Securities
            lending
            collateral..................     51.0      --      51.0       --
          Derivatives
            counterparty
            collateral..................      6.1      --       6.1       --
                                         --------  ------  -------- --------
          Total other
            invested
            assets......................    118.8      --      96.4     22.4
                                         --------  ------  -------- --------
   Reinsurance
     recoverable (1)....................     (0.9)     --        --     (0.9)
   Separate account
     assets.............................    909.5   909.5        --       --
                                         --------  ------  -------- --------
          Total assets.................. $6,071.8  $909.5  $3,847.9 $1,314.4
                                         ========  ======  ======== ========
Liabilities
   Policyholder account
     balances (2)....................... $   19.0  $   --  $     -- $   19.0
   Derivative
     liabilities:
       Interest rate
         swaps..........................     20.5      --      20.5       --
       Inflation indexed
         swaps..........................      1.5      --       1.5       --
                                         --------  ------  -------- --------
       Total derivative
         liabilities....................     22.0      --      22.0       --
                                         --------  ------  -------- --------
          Total
            liabilities................. $   41.0  $   --  $   22.0 $   19.0
                                         ========  ======  ======== ========

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(2)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3, or between other levels, at the beginning fair value for the reporting period in which the changes occur.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                          TOTAL REALIZED AND
                                           UNREALIZED GAINS
                                               (LOSSES)
                                         -------------------
                                                                                                              TOTAL GAINS
                                                                                                                (LOSSES)
                                                               PURCHASES,                                     INCLUDED IN
                              BEGINNING                          SALES                              ENDING     NET INCOME
                               BALANCE                         ISSUANCES                           BALANCE       (LOSS)
                                AS OF    INCLUDED IN              AND                  TRANSFER     AS OF     ATTRIBUTABLE
                              JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER    OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)            2010      (LOSS)     IN OCI      NET      IN LEVEL 3  LEVEL 3       2010      STILL HELD
---------------------         ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.............  $     --    $   --     $  --      $ (0.8)     $  4.3   $      --     $  3.5       $   --
   U.S. corporate (1)........      74.5       2.0       0.5         4.3        24.8       (21.6)      84.5          2.0
   Corporate --
     non-U.S. (1)............      46.7     (10.7)      4.1         7.6        29.5       (32.6)      44.6         (2.8)
   Residential mortgage-
     backed (2)..............     217.5        --       0.1         4.0          --      (210.0)      11.6           --
   Commercial mortgage-
     backed (2)..............     532.6      (1.3)      1.8       (30.5)       22.3      (517.2)       7.7           --
   Other asset- backed
     (2), (3)................     421.6      (0.1)     (0.5)       (0.8)         --      (416.0)       4.2         (3.7)
                               --------    ------     -----      ------      ------   ---------     ------       ------
   Total fixed maturity
     securities..............   1,292.9     (10.1)      6.0       (16.2)       80.9    (1,197.4)     156.1         (4.5)
                               --------    ------     -----      ------      ------   ---------     ------       ------
Equity securities............        --        --        --         0.1          --          --        0.1           --
Other invested assets:
   Trading securities (3)....      14.7       2.4        --       (10.0)      102.1        (1.1)     108.1          2.2
   Derivative assets
       Credit default
         swaps...............       1.0      (0.9)       --          --          --          --        0.1         (0.9)
       Equity index
         options.............       6.7      (6.2)       --         1.6          --          --        2.1         (6.2)
                               --------    ------     -----      ------      ------   ---------     ------       ------
       Total derivative
         assets..............       7.7      (7.1)       --         1.6          --          --        2.2         (7.1)
                               --------    ------     -----      ------      ------   ---------     ------       ------
   Total other invested
     assets..................      22.4      (4.7)       --        (8.4)      102.1        (1.1)     110.3         (4.9)
                               --------    ------     -----      ------      ------   ---------     ------       ------
Restricted other
  invested assets
  related to VIEs (4)........        --      (4.7)       --       111.9          --          --      107.2         (4.7)
Reinsurance
  recoverable (5)............      (0.9)     (0.4)       --         0.4          --          --       (0.9)        (0.4)
                               --------    ------     -----      ------      ------   ---------     ------       ------
Total Level 3 assets.........  $1,314.4    $(19.9)    $ 6.0      $ 87.8      $183.0   $(1,198.5)    $372.8       $(14.5)
                               ========    ======     =====      ======      ======   =========     ======       ======

--------
(1)The transfers in and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate -- non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

(2)The transfer out of Level 3 was primarily related to residential and commercial mortgage-backed and other asset-backed securities and resulted from a change in the observability of inputs used to determine fair value.
(3)Transfers in for trading securities were offset by transfers out of other asset-backed securities and were driven primarily by the adoption of new accounting guidance related to embedded credit derivatives.
(4)Relates to the consolidation of certain VIEs as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.
(5)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

   Our assessment of whether or not there were significant unobservable inputs was based on our observations of the mortgage-backed and asset-based securities markets obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   While we observed some increased trading activity for certain mortgage-backed and asset-backed securities during 2009, primarily as a result of government programs, we did not observe a broad-based improvement in market conditions to result in the classification of several mortgage-backed and asset-backed securities as Level 2. During the year ended December 31, 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2 as of December 31, 2010. Accordingly, our assessment resulted in a transfer out of Level 3 of $210.0 million, $517.2 million and $416.0 million, respectively, during the year ended December 31, 2010 related to residential mortgage-backed, commercial mortgage-backed and other asset-backed securities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                       TOTAL REALIZED AND
                                        UNREALIZED GAINS
                                            (LOSSES)                                                     TOTAL GAINS
                                      --------------------                                                 (LOSSES)
                                                            PURCHASES,                                   INCLUDED IN
                           BEGINNING                          SALES                            ENDING     NET INCOME
                            BALANCE                         ISSUANCES                         BALANCE       (LOSS)
                             AS OF    INCLUDED IN              AND                 TRANSFER    AS OF     ATTRIBUTABLE
                           JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)         2009      (LOSS)     IN OCI      NET      IN LEVEL 3 LEVEL 3      2009      STILL HELD
---------------------      ---------- ----------- -------- ------------ ---------- -------- ------------ ------------
Fixed maturity
  securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises..........  $    8.3    $   --     $   --     $   --      $  --    $  (8.3)   $     --      $   --
   Government -- non-U.S..       9.6        --         --         --         --       (9.6)         --          --
   U.S. corporate.........     220.9       3.0        4.4        4.1        0.7     (158.6)       74.5         0.1
   Corporate -- non-U.S...     274.4        --       11.7       (8.5)      13.7     (244.6)       46.7          --
   Residential mortgage-
     backed...............     228.5     (27.0)      27.1       (8.0)        --       (3.1)      217.5       (25.8)
   Commercial mortgage-
     backed...............     448.7       1.3       72.2      (10.9)      27.2       (5.9)      532.6         1.1
   Other asset-backed.....     195.8      (3.2)     176.2       48.9        9.0       (5.1)      421.6        (3.4)
                            --------    ------     ------     ------      -----    -------    --------      ------
   Total fixed maturity
     securities...........   1,386.2     (25.9)     291.6       25.6       50.6     (435.2)    1,292.9       (28.0)
                            --------    ------     ------     ------      -----    -------    --------      ------
Other invested assets:
   Trading securities.....      16.2       0.4         --       (8.0)       6.1         --        14.7         0.1
   Derivative assets......      47.1     (18.7)        --      (20.7)        --         --         7.7       (11.7)
                            --------    ------     ------     ------      -----    -------    --------      ------
   Total other invested
     assets...............      63.3     (18.3)        --      (28.7)       6.1         --        22.4       (11.6)
                            --------    ------     ------     ------      -----    -------    --------      ------
Reinsurance
  recoverable (1).........       2.8      (3.8)        --        0.1         --         --        (0.9)       (3.8)
                            --------    ------     ------     ------      -----    -------    --------      ------
Total Level 3 assets......  $1,452.3    $(48.0)    $291.6     $ (3.0)     $56.7    $(435.2)   $1,314.4      $(43.4)
                            ========    ======     ======     ======      =====    =======    ========      ======

--------
(1)Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the date indicated:

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                            LOSSES
                                     ---------------------
                                                                                                         TOTAL (GAINS)
                                                                                                             LOSSES
                                                            PURCHASES,                                    INCLUDED IN
                          BEGINNING                           SALES                            ENDING     NET (INCOME)
                           BALANCE                          ISSUANCES                         BALANCE         LOSS
                            AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                          JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)        2010        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2010       STILL HELD
---------------------     ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances (1)...........   $19.0       $(9.5)      $--       $ 3.6       $   --     $--       $ 13.1        $(9.3)
Derivative liabilities:
   Credit default swaps..      --         0.4        --          --           --      --          0.4          0.4
   Credit default swaps
     related to VIEs.....      --         9.0        --        (1.0)       120.6      --        128.6          9.0
                            -----       -----       ---       -----       ------     ---       ------        -----
Total derivative
  liabilities............      --         9.4        --        (1.0)       120.6      --        129.0          9.4
                            -----       -----       ---       -----       ------     ---       ------        -----
Borrowings related to
  VIEs (2)...............      --        (0.8)       --          --          8.5      --          7.7         (0.8)
                            -----       -----       ---       -----       ------     ---       ------        -----
Total Level 3 liabilities   $19.0       $(0.9)      $--       $ 2.6       $129.1     $--       $149.8        $(0.7)
                            =====       =====       ===       =====       ======     ===       ======        =====

--------
(1)Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)Relates to the consolidation of certain VIEs as of January 1, 2010. See note 13 for additional information related to consolidated VIEs.

                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                                            LOSSES
                                     ---------------------
                                                                                                         TOTAL (GAINS)
                                                                                                             LOSSES
                                                            PURCHASES,                                    INCLUDED IN
                          BEGINNING                           SALES                            ENDING     NET (INCOME)
                           BALANCE                          ISSUANCES                         BALANCE         LOSS
                            AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                          JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)        2009        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2009       STILL HELD
---------------------     ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances (1)...........   $93.4       $(77.5)     $--        $3.1        $--       $--       $19.0         $(76.5)
Other liabilities (2)....     1.0         (1.0)      --          --         --        --          --           (1.0)
                            -----       ------      ---        ----        ---       ---       -----         ------
Total Level 3 liabilities   $94.4       $(78.5)     $--        $3.1        $--       $--       $19.0         $(77.5)
                            =====       ======      ===        ====        ===       ===       =====         ======

--------
(1)Represents embedded derivatives associated with our GMWB liabilities.
(2)Represents derivative liabilities.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholders' equity based on the appropriate accounting treatment for the instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represents the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses) and accretion on certain fixed maturity securities which was recorded in net investment income.

(13) VARIABLE INTEREST ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes certain investments.

  (A) VARIABLE INTEREST ENTITIES REQUIRED TO BE CONSOLIDATED

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate certain VIEs. Our involvement with VIEs that were required to be consolidated related to certain investments, which is described in more detail below. Prior to being required to consolidate these entities, our interest in these entities was recorded in our consolidated financial statements as fixed maturity securities available-for-sale.

   Investments. For VIEs related to certain investments, we were required to consolidate three VIEs as a result of having certain decision making rights related to instruments held by the entities. These VIEs were designed as synthetic collateralized debt obligations whereby the entities purchased highly rated asset-backed securities and entered into credit default swaps to generate income that would be passed to the noteholders of the entities. The entities also have the ability to settle any losses incurred on the credit default swap by providing the derivative counterparty asset-backed securities with a par amount equal to the loss incurred on the credit default swap. We hold the majority of the notes issued by the VIE and also have certain decision making rights related to the instruments held by the entity. Previously, we were not required to consolidate the VIE as a result of other noteholders absorbing the majority of expected losses from the entity.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following table shows the activity presented in our consolidated statement of income related to the consolidated VIEs for the year ended December 31:

          (AMOUNTS IN MILLIONS)                                  2010
          ---------------------                                 -----
          Revenues:
          Net investment income:
             Restricted other invested assets.................. $ 1.0
                                                                -----
             Total net investment income.......................   1.0
                                                                -----
          Net investment gains (losses):
             Trading securities................................   9.2
             Derivatives.......................................  (8.6)
             Borrowings related to VIEs recorded at fair value.   0.4
                                                                -----
             Total net investment gains (losses)...............   1.0
                                                                -----
                 Total revenues................................   2.0
                                                                -----
          Expenses:
          Interest expense.....................................   1.8
                                                                -----
                 Total expenses................................   1.8
                                                                -----
          Income before income taxes...........................   0.2
          Provision for income taxes...........................   0.1
                                                                -----
          Net income........................................... $ 0.1
                                                                =====

   The following table shows the assets and liabilities that were recorded for the consolidated VIEs as of December 31:

           (AMOUNTS IN MILLIONS)                               2010
           ---------------------                              ------
           Assets
              Investments:
                  Restricted other invested assets:

                     Trading securities...................... $306.5
                                                              ------
                  Total restricted other invested assets.....  306.5
                                                              ------
                     Total investments.......................  306.5
              Cash and cash equivalents......................     --
              Accrued investment income......................    0.3
                                                              ------
                  Total assets............................... $306.8
                                                              ======
           Liabilities
              Other liabilities:
                  Derivative liabilities..................... $128.6
                  Other liabilities..........................    0.1
                                                              ------
                  Total other liabilities....................  128.7
              Borrowings related to VIEs.....................    7.7
                                                              ------
                  Total liabilities.......................... $136.4
                                                              ======

   The assets and other instruments held by the VIEs are restricted and can only be used to fulfill the obligations of the VIE. Additionally, the obligations of the VIEs do not have any recourse to the general credit of any other consolidated subsidiaries.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008

  (b) Borrowings Related To Variable Interest Entities

   Borrowings related to VIEs were as follows as of December 31, 2010:

                                                   PRINCIPAL CARRYING
          (AMOUNTS IN MILLIONS)                     AMOUNT    VALUE
          ---------------------                    --------- --------
          Marvel Finance 2007-1 LLC, due 2017 (1).   $ 4.6     $1.0
          Marvel Finance 2007-4 LLC, due 2017 (1).    11.9      6.7
                                                     -----     ----
             Total................................   $16.5     $7.7
                                                     =====     ====

--------
(1)Accrual of interest based on three-month LIBOR that resets every three months plus a fixed margin.

   These borrowings are required to be paid down as principal is collected on the restricted investments held by the VIEs and accordingly the repayment of these borrowings follows the maturity or prepayment, as permitted, of the restricted investments.

(14) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the New York Department of Insurance. Based on statutory results as of December 31, 2010, we are able to distribute $46.3 million in dividends in 2011 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2010, 2009 and 2008.

(15) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. In January 2011, we received a permitted practice from New York to exempt certain of our investments from a new NAIC structured security valuation and ratings process that was effective for our 2010 statutory basis financial statements.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

(AMOUNTS IN MILLIONS)           2010   2009    2008
---------------------          ------ ------ -------
Statutory net income (loss)... $130.0 $ 40.9 $(258.8)
Statutory capital and surplus.  549.1  429.5   434.4

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLICNY. As of December 31, 2010 and 2009, we exceeded the minimum required RBC levels.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   On February 24, 2009, GLICNY received a capital contribution of $150.0 million, of which $149.8 million was in investment securities, from GLIC and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. On December 30, 2008, GLIC made a cash capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively.

(16) SEGMENT INFORMATION

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life, whole life and long-term care insurance. We also have Corporate and Other activities which include income and expenses not allocated to the segments as well as non-strategic products.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2010:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER       TOTAL
---------------------     ----------- ---------- ------------- ---------
Net investment income....  $  206.8    $  104.6     $  5.2     $   316.6
Premiums.................       9.0       173.2         --         182.2
Net investment gains
  (losses)...............     (33.9)       15.5       (2.0)        (20.4)
Policy fees and other
  income.................      31.2        14.7         --          45.9
                           --------    --------     ------     ---------
   Total revenues........     213.1       308.0        3.2         524.3
                           --------    --------     ------     ---------
Benefits and other
  changes in policy
  reserves...............      40.1       180.0         --         220.1
Interest credited........     102.7        11.6        2.7         117.0
Acquisition and
  operating expenses,
  net of deferrals.......      20.2        24.3        2.7          47.2
Amortization of deferred
  acquisition costs and
  intangibles............      22.9        26.9         --          49.8
Interest expense.........        --         0.3        1.8           2.1
                           --------    --------     ------     ---------
   Total benefits and
     expenses............     185.9       243.1        7.2         436.2
                           --------    --------     ------     ---------
Income (loss) before
  income taxes...........      27.2        64.9       (4.0)         88.1
Provision (benefit) for
  income taxes...........       8.7        23.1       (1.6)         30.2
                           --------    --------     ------     ---------
Net income (loss)........  $   18.5    $   41.8     $ (2.4)    $    57.9
                           ========    ========     ======     =========
Total assets.............  $5,721.1    $3,458.1     $977.1     $10,156.3
                           ========    ========     ======     =========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2010, 2009 and 2008


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2009:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER       TOTAL
---------------------     ----------- ---------- ------------- --------
Net investment income....  $  204.5    $   89.3     $  4.6     $  298.4
Premiums.................       7.9       171.4         --        179.3
Net investment gains
  (losses)...............     (39.4)      (52.3)      (0.9)       (92.6)
Policy fees and other
  income.................      16.3         9.7         --         26.0
                           --------    --------     ------     --------
   Total revenues........     189.3       218.1        3.7        411.1
                           --------    --------     ------     --------
Benefits and other
  changes in policy
  reserves...............      33.4       169.1         --        202.5
Interest credited........     111.9        11.5        4.9        128.3
Acquisition and
  operating expenses,
  net of deferrals.......      19.1        18.4        1.5         39.0
Amortization of deferred
  acquisition costs and
  intangibles............      24.5        (1.3)        --         23.2
Interest expense.........        --         0.1         --          0.1
                           --------    --------     ------     --------
   Total benefits and
     expenses............     188.9       197.8        6.4        393.1
                           --------    --------     ------     --------
Income (loss) before
  income taxes...........       0.4        20.3       (2.7)        18.0
Provision (benefit) for
  income taxes...........      (1.0)        6.6       (0.4)         5.2
                           --------    --------     ------     --------
Net income (loss)........  $    1.4    $   13.7     $ (2.3)    $   12.8
                           ========    ========     ======     ========
Total assets.............  $5,840.2    $3,184.2     $662.3     $9,686.7
                           ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                          RETIREMENT
                          INCOME AND             CORPORATE AND
(AMOUNTS IN MILLIONS)     INVESTMENTS PROTECTION     OTHER      TOTAL
---------------------     ----------- ---------- ------------- -------
Net investment income....   $ 209.7     $ 78.1       $26.3     $ 314.1
Premiums.................      41.2      169.5          --       210.7
Net investment gains
  (losses)...............    (207.9)     (21.6)        0.7      (228.8)
Policy fees and other
  income.................      17.4       11.6          --        29.0
                            -------     ------       -----     -------
   Total revenues........      60.4      237.6        27.0       325.0
                            -------     ------       -----     -------
Benefits and other
  changes in policy
  reserves...............      58.5      173.0          --       231.5
Interest credited........     117.1       11.7        14.6       143.4
Acquisition and
  operating expenses,
  net of deferrals.......      23.7       19.0         2.9        45.6
Amortization of deferred
  acquisition costs and
  intangibles............      21.6       13.4          --        35.0
Goodwill impairment......      25.3         --          --        25.3
                            -------     ------       -----     -------
   Total benefits and
     expenses............     246.2      217.1        17.5       480.8
                            -------     ------       -----     -------
Income (loss) before
  income taxes...........    (185.8)      20.5         9.5      (155.8)
Provision (benefit) for
  income taxes...........     (57.6)       7.3         3.4       (46.9)
                            -------     ------       -----     -------
Net income (loss)........   $(128.2)    $ 13.2       $ 6.1     $(108.9)
                            =======     ======       =====     =======